                               SIERRA TRUST FUNDS

                                                              SEMI-ANNUAL REPORT
                                                        for the six months ended
                                                               December 31, 1997



                               [Graphic Omitted]

Tradition


                                   Experience


             Innovation

                                ---------------
                                     SIERRA
                                  TRUST FUNDS
                                ---------------
                            A Family of Mutual Funds

STATEMENTS OF ASSETS AND LIABILITIES                                          1
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS                                                      3
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS                                           4
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS - CAPITAL STOCK ACTIVITY                  6
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS:

     Global Money Fund                                                        8
     ---------------------------------------------------------------------------

     U.S. Government Money Fund                                              11
     ---------------------------------------------------------------------------

     California Money Fund                                                   14
     ---------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS:

     Global Money Fund                                                       17
     ---------------------------------------------------------------------------

     U.S. Government Money Fund                                              19
     ---------------------------------------------------------------------------

     California Money Fund                                                   20
     ---------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)                                    22
--------------------------------------------------------------------------------

                               ----------------
                                     SIERRA
                                  TRUST FUNDS
                               ----------------
                            A Family of Mutual Funds

DEAR SHAREHOLDER:
--------------------------------------------------------------------------------

We are pleased to bring you the SIERRA TRUST MONEY FUNDS semi-annual report for the six-months ended December 31, 1997.

I would like to take this opportunity to thank you, our shareholders, for your support and trust in the momentous undertakings of the last six months. As you know, the merger of GREAT WESTERN FINANCIAL CORPORATION, SIERRA'S former parent company, and WASHINTGON MUTUAL, INC. on July 1, 1997, has provided opportunities to benefit from increased assets under management while pursuing greater operating efficiencies. I am confident that the results of these initiatives will begin to be realized in the coming months. This year has proved a momentous year also for the U.S. financial markets as well. Against a backdrop of shrinking budget deficits, the lowest unemployment rate in a quarter of a century, and continued moderate inflation, the U.S. stock market achieved its third consecutive year of 20%+ returns.

     Some market watchers suggest that the stock market's record-setting returns may reflect a new reality in economic and corporate efficiency. Nevertheless, we believe that the 10% to 12% annual return that stocks have produced during longer periods will remain the rule rather than the exception. Investors should realize that average annual returns in excess of 20% are exceptional and unlikely to continue indefinitely. Future short-term volatility could be sparked by a wide range of developments, including uncertainty in foreign markets and non-financial events such as worldwide weather patterns and the so-called Year 2000 problem (when computer programs could be thrown off by a technical glitch).

MARKET HIGHLIGHTS
--------------------------------------------------------------------------------

Throughout 1997, the U.S. financial markets turned in some of the best perfomance around the globe. Stocks rose to record highs while bond yields fell as bond values rose. More people than ever are investing in mutual funds. New investment inflows into stock mutual funds continued to climb in 1997. During 1990, net new cash flow into stock mutual funds was $12.8 billion, according the Investment Company Institute (ICI). In comparison, during 1996 net new investment reached $221.60 billion, and totaled $176.85 billion through the first nine months of 1997. Overall bond in-flows have also risen, to $24.13 billion through the first nine months of 1997, compared with $9.38 billion for the same time period during 1996, according to ICI.

Returns from foreign markets reflected difficult times in some regions, and showed the path to recovery in others. With the Asian market volatility as a backdrop, the average emerging market fund in the Morningstar universe dropped 17.8% during the fourth quarter, down 7.1% on the year. Diversified foreign funds dropped an average of 4.4% during the quarter, but rose 3.3% for the year. Funds that invest solely in Japan were off 18.7% in 1997, while funds dedicated to the emerging and newly emergent markets of the Pacific Rim dropped 35.4%.+

TAKE A LOOK AT TAX RELIEF
--------------------------------------------------------------------------------

One of the major events of the year occurred in August, when President Clinton signed The Taxpayer Relief Act of 1997. Among other things, this will reduce the top long-term capital gains tax rate from 28% to 20%. Other provisions of this important legislation introduced new IRA rules and several new types of IRAs. One, called the Roth IRA, allows withdrawals of non-deductible contributions and investment earnings tax and penalty free after five years.

The change in tax legislation may have a significant impact on your personal financial plan and long-term strategy for achieving your financial goals. Your investment professional can help you assess how the new capital gains rules may affect your after-tax portfolio returns. He or she can also assist you in evaluating new strategies for achieving long-term retirement and education-related financial goals. Of course, should you have any questions about your investments, particularly during periods of market volatility, I urge you to speak with your investment professional before making changes to your portfolio.

We at SIERRA AND COMPOSITE welcome the opportunity to continue to serve you in the coming years -- years that we believe will present both challenges and significant opportunities for wealth accumulation.

Sincerely,


KEITH B. PIPES
President

+ Source: Morningstar

----------------------------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
----------------------------------------------------------------------------------------------------

                                         SIERRA TRUST FUNDS

                                    DECEMBER 31, 1997 (UNAUDITED)

                                                                           U.S.
                                                         GLOBAL         GOVERNMENT        CALIFORNIA
                                                         MONEY             MONEY            MONEY
                                                          FUND             FUND             FUND
                                                      ------------      -----------      -----------
ASSETS:
Investments, at value (Note 2)
  See portfolios of investments (a)  ...........      $180,010,011      $36,780,635      $40,353,337
Cash (b) .......................................           367,943           28,948           63,404
Interest receivable ............................         1,049,538           41,351          301,681
Receivable for Fund shares sold ................         4,598,205          387,200          158,286
Prepaid expenses and other assets ..............             7,689            1,413            6,338
                                                      ------------      -----------      -----------
    Total Assets ...............................       186,033,386       37,239,547       40,883,046
                                                      ------------      -----------      -----------

LIABILITIES:

Payable for Fund shares redeemed ...............         3,482,892           58,686          100,703
Investment advisory fee payable (Note 3) .......            15,815            1,486            4,339
Administration fee payable (Note 3) ............            47,484           11,629           10,410
Shareholder servicing and distribution fees
  payable (Note 5) .............................            27,904            8,379            8,715
Dividends payable ..............................           770,385            2,436           97,049
Accrued legal and audit fees ...................            15,190           10,390           11,133
Accrued transfer agent fees ....................            76,115            9,940            7,924
Accrued Trustees' fees and expenses (Note 4) ...             2,286              560              501
Accrued registration and filing fees payable ...             1,837            1,823              498
Accrued expenses and other payables ............            35,582            9,238            7,296
                                                      ------------      -----------      -----------
    Total Liabilities  .........................         4,475,490          114,567          248,568
                                                      ------------      -----------      -----------

NET ASSETS .....................................      $181,557,896      $37,124,980      $40,634,478
                                                      ============      ===========      ===========
----------------
(a) INVESTMENTS, AT COST (NOTE 2) ..............      $180,010,011      $36,780,635      $40,353,337
(b) CASH, AT COST (NOTE 2) .....................      $    367,943      $    28,948      $    63,404

                                 See Notes to Financial Statements.

--------------------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
--------------------------------------------------------------------------------------------

                                     SIERRA TRUST FUNDS

                                DECEMBER 31, 1997 (UNAUDITED)
                                                                    U.S.
                                                  GLOBAL         GOVERNMENT       CALIFORNIA
                                                   MONEY           MONEY            MONEY
                                                   FUND             FUND             FUND
                                               ------------     ------------     -----------
NET ASSETS CONSIST OF:
Undistributed net investment income/
  (distributions in excess of
  net investment income) ...................   $    (18,040)    $      7,450     $     2,364
Accumulated net realized gain/(loss) on
  investments sold .........................         20,637          (14,400)        (40,974)
Paid-in capital ............................    181,555,299       37,131,930      40,673,088
                                               ------------     ------------     -----------
    Total Net Assets .......................   $181,557,896     $ 37,124,980     $40,634,478
                                               ============     ============     ===========

NET ASSETS:
Class A Shares .............................   $ 97,095,640     $ 22,220,073     $40,569,917
                                               ============     ============     ===========

Class B Shares .............................   $  1,082,408     $  1,743,093     $    62,352
                                               ============     ============     ===========

Class S Shares .............................   $  7,200,375     $    376,719     $     1,165
                                               ============     ============     ===========

Class I Shares .............................   $ 76,179,473     $ 12,785,095     $     1,044
                                               ============     ============     ===========

SHARES OUTSTANDING:
Class A Shares .............................     97,195,667       22,226,785      40,611,655
                                               ============     ============     ===========

Class B Shares .............................      1,081,148        1,743,619          62,417
                                               ============     ============     ===========

Class S Shares .............................      7,191,990          376,832           1,166
                                               ============     ============     ===========

Class I Shares .............................     76,090,756       12,788,957           1,045
                                               ============     ============     ===========

CLASS A SHARES:
Net asset value and offering price per share
  of beneficial interest outstanding* ......          $1.00            $1.00           $1.00
                                               ============     ============     ===========

CLASS B SHARES:
Net asset value and offering price per share
  of beneficial interest outstanding* ......          $1.00            $1.00           $1.00
                                               ============     ============     ===========

CLASS S SHARES:
Net asset value and offering price per share
  of beneficial interest outstanding* ......          $1.00             $1.00             $1.00
                                               ============     ============     ===========

CLASS I SHARES:
Net asset value, offering and redemption
  price per share of beneficial interest
  outstanding ...............................         $1.00            $1.00           $1.00
                                               ============     ============     ===========

--------------
* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.

                             See Notes to Financial Statements.

--------------------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------------------

                              SIERRA TRUST FUNDS

            FOR THE SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)

                                                                  U.S.
                                                  GLOBAL       GOVERNMENT       CALIFORNIA
                                                  MONEY           MONEY           MONEY
                                                  FUND            FUND            FUND
                                               ----------       --------         --------
INVESTMENT INCOME:
Interest ...................................   $5,427,732       $983,608         $768,512
                                               ----------       --------         --------

EXPENSES:
Investment advisory fee (Note 3) ...........      381,013         70,803           84,624
Administration fee (Note 3) ................      285,760         53,102           63,468
Custodian fees .............................        6,015          3,451            1,860
Legal and audit fees .......................       18,482          7,469           10,109
Trustees' fees and expenses (Note 4) .......        5,358          1,751            1,864
Registration and filing fees ...............       17,696         12,572            4,438
Transfer agent fees ........................      132,418         16,544           11,933
Other ......................................       23,198          7,356            5,935
Shareholder servicing and distribution fees
  (Note 5):
  Class A Shares ...........................      125,571         35,833           52,804
  Class B Shares ...........................        6,377          7,084              330
  Class S Shares ...........................       37,422          1,840                6
Fees waived by investment advisor (Note 3) .     (293,029)       (68,570)         (57,056)
                                               ----------       --------         --------
    Subtotal ...............................      746,281        149,235          180,315
Credits allowed by the custodian (Note 3) ..       (5,601)          (502)            (160)
                                               ----------       --------         --------
    Net expenses ...........................      740,680        148,733          180,155
                                               ----------       --------         --------
NET INVESTMENT INCOME ......................    4,687,052        834,875          588,357
                                               ----------       --------         --------

NET REALIZED GAIN ON INVESTMENTS
  (Notes 2 and 6):
Realized gains from security transactions ..          198             87             --
                                               ----------       --------         --------

NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS ...............................   $4,687,250       $834,962         $588,357
                                               ==========       ========         ========

                             See Notes to Financial Statements.

-----------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------

                                                SIERRA TRUST FUNDS

                              FOR THE SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)

                                                                                         U.S.
                                                                          GLOBAL       GOVERNMENT      CALIFORNIA
                                                                          MONEY           MONEY           MONEY
                                                                           FUND           FUND            FUND
                                                                       ------------    -----------     -----------
Net investment income ..............................................   $  4,687,052    $   834,875     $   588,357
Net realized gain on investments sold during the period ............            198             87            --
                                                                       ------------    -----------     -----------

Net increase in net assets resulting from operations ...............      4,687,250        834,962         588,357

Distributions to shareholders from:
 Net investment income:

  Class A Shares ...................................................     (2,447,628)      (676,033)       (587,657)
  Class B Shares ...................................................        (26,508)       (28,380)           (673)
  Class S Shares ...................................................       (154,763)        (7,287)            (12)
  Class I Shares ...................................................     (2,076,561)      (123,169)            (14)
 Net increase/(decrease) in net assets from Fund share transactions:

  Class A Shares ...................................................     (7,458,802)    (8,302,350)     (2,353,310)
  Class B Shares ...................................................       (227,639)       (58,477)         (5,256)
  Class S Shares ...................................................        312,305         31,060              12
  Class I Shares ...................................................     (2,577,327)    12,787,911              16
                                                                       ------------    -----------     -----------
Net increase/(decrease) in net assets ..............................     (9,969,673)     4,458,237      (2,358,537)

NET ASSETS:
Beginning of period ................................................    191,527,569     32,666,743      42,993,015
                                                                       ------------    -----------     -----------
End of period ......................................................   $181,557,896    $37,124,980     $40,634,478
                                                                       ============    ===========     ===========

Undistributed net investment income/
  (distributions in excess of net investment
  income) at end of period .........................................   $    (18,040)   $     7,450     $     2,364
                                                                       ============    ===========     ===========

                                        See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------

                                                SIERRA TRUST FUNDS

                                         FOR THE YEAR ENDED JUNE 30, 1997

                                                                                           U.S.
                                                                          GLOBAL        GOVERNMENT     CALIFORNIA
                                                                          MONEY           MONEY           MONEY
                                                                           FUND            FUND            FUND
                                                                       ------------    -----------     -----------
Net investment income .............................................    $  8,358,725    $ 1,538,677     $ 1,285,640
Net realized gain  on investments sold during the year ............          28,755          1,221            --
                                                                       ------------    -----------     -----------
Net increase in net assets resulting from operations ..............       8,387,480      1,539,898       1,285,640

Distributions to shareholders from:
 Net investment income:
  Class A Shares ...................................................     (6,014,055)    (1,489,830)     (1,284,111)
  Class B Shares ...................................................        (35,704)       (34,499)         (1,373)
  Class S Shares ...................................................       (524,764)       (14,303)           (125)
  Class I Shares ...................................................     (1,791,867)           (45)            (31)
 Net realized gains on investments:
  Class A Shares ...................................................         (6,663)          --              --
  Class B Shares ...................................................            (47)          --              --
  Class S Shares ...................................................           (689)          --              --
  Class I Shares ...................................................         (1,886)          --              --
 Net increase/(decrease) in net assets from Fund share transactions:
  Class A Shares ...................................................    (49,022,567)    (8,514,104)     (8,287,958)
  Class B Shares ...................................................        887,004      1,690,377         (79,592)
  Class S Shares ...................................................    (14,073,140)       (93,121)         (9,276)
  Class I Shares ...................................................     78,668,083          1,045           1,029
                                                                       ------------    -----------     -----------
Net increase/(decrease) in net assets ..............................     16,471,185     (6,914,582)     (8,375,797)

NET ASSETS:
Beginning of year ..................................................    175,056,384     39,581,325      51,368,812
End of year ........................................................   $191,527,569    $32,666,743     $42,993,015
                                                                       ============    ===========     ===========

Undistributed net investment income at end of year .................   $        368    $     7,444     $     2,363
                                                                       ============    ===========     ===========

                                        See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY
------------------------------------------------------------------------------------------------------------------

                                                SIERRA TRUST FUNDS

                              FOR THE SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)

Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                                                                           U.S.
                                                                          GLOBAL        GOVERNMENT     CALIFORNIA
                                                                          MONEY           MONEY           MONEY
                                                                           FUND            FUND            FUND
                                                                       ------------    ------------    ------------
AMOUNT
 CLASS A:
  Sold .............................................................   $247,096,254    $168,843,699    $ 17,464,645
  Issued as reinvestment of dividends ..............................      2,256,260         597,436         568,467
  Redeemed .........................................................   (256,811,316)   (177,743,485)    (20,386,422)
                                                                       ------------    ------------    ------------
  Net decrease .....................................................   $ (7,458,802)   $ (8,302,350)   $ (2,353,310)
                                                                       ============    ============    ============

 CLASS B:
  Sold .............................................................   $    922,179    $ 16,411,036    $        100
  Issued as reinvestment of dividends ..............................         22,523          20,871             671
  Redeemed .........................................................     (1,172,341)    (16,490,384)         (6,027)
                                                                       ------------    ------------    ------------
  Net decrease .....................................................   $   (227,639)   $    (58,477)   $     (5,256)
                                                                       ============    ============    ============

 CLASS S:
  Sold .............................................................   $  2,462,912    $    408,432    $       --
  Issued as reinvestment of dividends ..............................        147,234           7,995              12
  Redeemed .........................................................     (2,297,841)       (385,367)           --
                                                                       ------------    ------------    ------------
  Net increase .....................................................   $    312,305    $     31,060    $         12
                                                                       ============    ============    ============

 CLASS I:
  Sold .............................................................   $  8,096,073    $ 12,665,000    $       --
  Issued as reinvestment of dividends ..............................           --           122,911              16
  Redeemed .........................................................    (10,673,400)           --              --
                                                                       ------------    ------------    ------------
  Net increase/(decrease) ..........................................   $ (2,577,327)   $ 12,787,911    $         16
                                                                       ============    ============    ============

                                        See Notes to Financial Statements.

------------------------------------------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY
------------------------------------------------------------------------------------------------------------------

                                                SIERRA TRUST FUNDS

                                         FOR THE YEAR ENDED JUNE 30, 1997*

Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                                                                           U.S.
                                                                          GLOBAL        GOVERNMENT      CALIFORNIA
                                                                          MONEY           MONEY           MONEY
                                                                           FUND            FUND            FUND
                                                                       ------------    ------------    ------------
AMOUNT
 CLASS A:
  Sold .............................................................   $432,669,575    $195,434,265    $ 33,810,325
  Issued as reinvestment of dividends ..............................      5,643,238       1,372,176       1,243,547
  Redeemed .........................................................   (487,335,380)   (205,320,545)    (43,341,830)
                                                                       ------------    ------------    ------------
  Net decrease .....................................................   $(49,022,567)   $ (8,514,104)   $ (8,287,958)
                                                                       ============    ============    ============

 CLASS B:
  Sold .............................................................   $  2,657,885    $ 28,086,537    $      2,200
  Issued as reinvestment of dividends ..............................         29,526          25,185           1,341
  Redeemed .........................................................     (1,800,407)    (26,421,345)        (83,133)
                                                                       ------------    ------------    ------------
  Net increase/(decrease) ..........................................   $    887,004    $  1,690,377    $    (79,592)
                                                                       ============    ============    ============

 CLASS S:
  Sold .............................................................   $  7,644,275    $  4,927,941    $       --
  Issued as reinvestment of dividends ..............................        506,468          13,781             124
  Redeemed .........................................................    (22,223,883)     (5,034,843)         (9,400)
                                                                       ------------    ------------    ------------
  Net decrease .....................................................   $(14,073,140)   $    (93,121)   $     (9,276)
                                                                       ============    ============    ============

 CLASS I:
  Sold .............................................................   $ 81,006,393    $      1,000    $      1,000
  Issued as reinvestment of dividends ..............................           --                45              29
  Redeemed .........................................................     (2,338,310)           --              --
                                                                       ------------    ------------    ------------
  Net increase .....................................................   $ 78,668,083    $      1,045    $      1,029
                                                                       ============    ============    ============
                                                                                                       ------------
--------------
* The Funds began selling Class I shares, in addition to Class A, Class B and Class S shares, on July 25, 1996.

                                        See Notes to Financial Statements.

----------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
----------------------------------------------------------------------------------------------------------------------------

                                                      GLOBAL MONEY FUND

                                    FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                             CLASS A SHARES
                                                -----------------------------------------------------------------------------
                                                SIX MONTHS
                                                   ENDED          YEAR          YEAR          YEAR         YEAR        YEAR
                                                  12/31/97        ENDED         ENDED         ENDED        ENDED       ENDED
                                                (UNAUDITED)     06/30/97      06/30/96      06/30/95     06/30/94    06/30/93
                                                -----------     --------      --------      --------     --------    --------
Net asset value, beginning of period ..........   $  1.00       $   1.00      $   1.00      $   1.00     $  1.00     $  1.00
                                                  -------       --------      --------      --------     -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .........................     0.025          0.048         0.051         0.049       0.030       0.031
Net realized gain on investments ..............     0.000#         0.000#        0.000#        0.000#      0.000#      --
                                                  -------       --------      --------      --------     -------     -------
Total from investment operations ..............     0.025          0.048         0.051         0.049       0.030       0.031
LESS DISTRIBUTIONS:
Dividends from net investment income ..........    (0.025)        (0.048)       (0.051)       (0.049)     (0.030)     (0.031)
Distributions from net realized gains .........     --            (0.000)#      (0.000)#      (0.000)#    (0.000)#     --
                                                  -------       --------      --------      --------     -------     -------
Total distributions ...........................    (0.025)        (0.048)       (0.051)       (0.049)     (0.030)     (0.031)
                                                  -------       --------      --------      --------     -------     -------
Net asset value, end of period ................   $  1.00       $   1.00      $   1.00      $   1.00     $  1.00     $  1.00
                                                  =======       ========      ========      ========     =======     =======
TOTAL RETURN+ .................................     2.49%          4.88%         5.22%         5.06%       3.04%       3.17%
                                                  =======       ========      ========      ========     =======     =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..........   $97,096       $104,302      $153,786      $110,012     $53,973     $48,283
Ratio of operating expenses to average net
 assets .......................................     0.85%**        0.75%         0.65%         0.54%       0.45%       0.41%
Ratio of net investment income to average net
 assets .......................................     4.85%**        4.78%         5.04%         5.08%       2.99%       3.15%
Ratio of operating expenses to average net
 assets without credits allowed by the
 custodian ....................................     0.86%**(a)     0.75%(a)      0.65%(a)       N/A         N/A         N/A
Ratio of operating expenses to average net
 assets without fee waivers, expenses absorbed
 and/or credits allowed by the custodian ......     1.16%**(a)     1.15%(a)      1.15%(a)      1.18%       1.35%       1.32%
Net investment income per share without fee
 waivers, expenses absorbed and/or credits
 allowed by the custodian .....................   $ 0.023(a)    $  0.044(a)   $  0.046(a)   $  0.043     $ 0.021     $ 0.022

----------------
 ** Annualized.
  + Total return represents aggregate total return for the periods indicated. The total returns would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor and/or administrator or without credits allowed by the custodian.
  # Amount represents less than $0.001 per share.
(a) The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------

                                      GLOBAL MONEY FUND

                       FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                       CLASS B SHARES
                                             ---------------------------------------------------------------
                                             SIX MONTHS
                                                ENDED             YEAR              YEAR             YEAR
                                              12/31/97            ENDED             ENDED            ENDED
                                             (UNAUDITED)        06/30/97          06/30/96         06/30/95*
                                             -----------        --------          --------         ---------
Net asset value, beginning of period .....   $ 1.00              $ 1.00            $ 1.00          $ 1.00
                                             ------              ------            ------          ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ....................    0.021               0.040             0.043           0.042
Net realized gain on investments .........    0.000#              0.000#            0.000#          0.000#
                                             ------              ------            ------          ------
Total from investment operations .........    0.021               0.040             0.043           0.042
LESS DISTRIBUTIONS:
Dividends from net investment income .....   (0.021)             (0.040)           (0.043)         (0.042)
Distributions from net realized gains ....     --                (0.000)#          (0.000)#        (0.000)#
                                             ------              ------            ------          ------
Total distributions ......................   (0.021)             (0.040)           (0.043)         (0.042)
                                             ------              ------            ------          ------
Net asset value, end of period ...........   $ 1.00              $ 1.00            $ 1.00          $ 1.00
                                             ======              ======            ======          ======
TOTAL RETURN+ ............................    2.11%               4.11%             4.40%           4.29%
                                             ======              ======            ======          ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of period (in 000's) .....   $1,082              $1,314            $  422          $  241
Ratio of operating expenses to average net
 assets ..................................    1.60%**             1.50%             1.40%           1.29%
Ratio of net investment income to average
 net assets ..............................    4.10%**             4.03%             4.29%           4.33%
Ratio of operating expenses to average net
 assets without credits allowed by the
 custodian ...............................    1.61%**(a)          1.50%(a)          1.40%(a)         N/A
Ratio of operating expenses to average net
 assets without fee waivers, expenses
 absorbed and/or credits allowed by the
 custodian ...............................    1.91%**(a)          1.90%(a)          1.90%(a)        1.93%
Net investment income per share without
 fee waivers, expenses absorbed and/or
 credits allowed by the custodian ........   $0.019(a)           $0.036(a)         $0.038(a)       $0.036

----------------
  * On July 1, 1994 the Fund commenced selling Class B shares in addition to Class A shares. Those shares in existence prior to July 1, 1994 were designated Class A shares.
 ** Annualized.
  + Total return represents aggregate total return for the periods indicated. The total returns would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor and/or administrator or without credits allowed by the custodian.
 # Amount represents less than $0.001 per share.
(a) The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------

                                                    GLOBAL MONEY FUND

                                  FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                        CLASS S SHARES                             CLASS I SHARES
                                    -----------------------------------------------------  ----------------------------
                                    SIX MONTHS                                                              SIX MONTHS
                                       ENDED          YEAR          YEAR           YEAR        ENDED          PERIOD
                                     12/31/97         ENDED         ENDED          ENDED     12/31/97          ENDED
                                   (UNAUDITED)      06/30/97      06/30/96       06/30/95* (UNAUDITED)       06/30/97*
                                   -----------      --------      --------       --------- ----------       ----------
Net asset value, beginning of
 period ..........................   $ 1.00          $ 1.00        $  1.00        $ 1.00     $  1.00          $  1.00
                                     ------          ------        -------        ------     -------          -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ............    0.021           0.040          0.043         0.042       0.026            0.047
Net realized gain on investments .    0.000#          0.000#         0.000#        0.000#      0.000#           0.000#
                                     ------          ------        -------        ------     -------          -------
Total from investment operations .    0.021           0.040          0.043         0.042       0.026            0.047
LESS DISTRIBUTIONS:
Dividends from net investment
 income ..........................   (0.021)         (0.040)        (0.043)       (0.042)     (0.026)          (0.047)
Distributions from net realized
 gains ...........................     --            (0.000)#       (0.000)#      (0.000)#      --            (0.000)#
                                     ------          ------        -------        ------     -------          -------
Total distributions ..............   (0.021)         (0.040)        (0.043)       (0.042)     (0.026)          (0.047)
                                     ------          ------        -------        ------     -------          -------
Net asset value, end of period ...   $ 1.00          $ 1.00        $  1.00        $ 1.00     $  1.00          $  1.00
                                     ======          ======        =======        ======     =======          =======
TOTAL RETURN+ ....................    2.11%           4.11%          4.40%         4.29%       2.61%            4.79%
                                     ======          ======        =======        ======     =======          =======

RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period (in
 000's) ..........................   $7,200          $6,909        $20,848        $7,399     $76,179          $79,002
Ratio of operating expenses to
 average net assets ..............    1.60%**         1.50%          1.40%         1.29%       0.60%**          0.50%**
Ratio of net investment income to
 average net assets ..............    4.10%**         4.03%          4.29%         4.33%       5.10%**          5.03%**
Ratio of operating expenses to
 average net assets without
 credits allowed by the
 custodian .......................    1.61%**(a)      1.50%(a)       1.40%(a)       N/A        0.61%**(a)       0.50%**(a)
Ratio of operating expenses to
 average net assets without fee
 waivers, expenses absorbed and/
 or credits allowed by the
 custodian .......................    1.91%**(a)      1.90%(a)       1.90%(a)      1.93%       0.91%**(a)       0.90%**(a)
Net investment income per share
 without fee waivers, expenses
 absorbed and/ or credits
 allowed by the custodian ........   $0.019(a)       $0.036(a)     $ 0.038(a)     $0.036     $ 0.024(a)       $ 0.043(a)

----------------
  *  On July 1, 1994 the Fund commenced selling Class S shares in addition to Class A shares. Those shares in existence prior to July 1, 1994 were designated Class A shares. On July 25, 1996 the Fund commenced selling Class I shares.
 **  Annualized.
  +  Total return represents aggregate total return for the periods indicated. The total returns would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor and/or administrator or without credits allowed by the custodian.
  #  Amount represents less than $0.001 per share.
(a)  The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

------------------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

                                                      U.S.GOVERNMENT MONEY FUND

                                        FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
                                                                   CLASS A SHARES
                                                    -------------------------------------------------------------------------------
                                                    SIX MONTHS
                                                       ENDED          YEAR          YEAR         YEAR           YEAR         YEAR
                                                     12/31/97         ENDED         ENDED        ENDED          ENDED        ENDED
                                                    (UNAUDITED)     06/30/97      06/30/96      06/30/95      06/30/94     06/30/93
                                                    -----------     --------      --------      --------      --------     --------
Net asset value, beginning of period ...........      $  1.00       $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                                      -------       -------       -------       -------       -------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..........................        0.024++       0.046         0.047         0.046         0.027         0.027
                                                      -------       -------       -------       -------       -------       -------
Total from investment operations ...............        0.024         0.046         0.047         0.046         0.027         0.027
LESS DISTRIBUTIONS:
Dividends from net investment income ...........       (0.024)       (0.046)       (0.047)       (0.046)       (0.027)       (0.027)
                                                      -------       -------       -------       -------       -------       -------
Total distributions ............................       (0.024)       (0.046)       (0.047)       (0.046)       (0.027)       (0.027)
                                                      -------       -------       -------       -------       -------       -------
Net asset value, end of period .................      $  1.00       $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                                      =======       =======       =======       =======       =======       =======
TOTAL RETURN+ ..................................        2.40%         4.66%         4.81%         4.67%         2.67%         2.70%
                                                      =======       =======       =======       =======       =======       =======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...........      $22,220       $30,519       $39,031       $47,492       $30,180       $36,802
Ratio of operating expenses to average net
 assets ........................................        0.85%**       0.85%         0.85%         0.85%         0.85%         0.85%
Ratio of net investment income to average net
 assets ........................................        4.72%**       4.56%         4.70%         4.63%         2.68%         2.69%
Ratio of operating expenses to average net
 assets without credits allowed by the
 custodian .....................................        0.85%**(a)    0.85%(a)      0.85%(a)       N/A           N/A           N/A
Ratio of operating expenses to average net
 assets without fee waivers, and/or credits
 allowed by the custodian ......................        1.24%**(a)    1.19%(a)      1.22%(a)      1.25%         1.32%         1.34%
Net investment income per share without fee
 waivers, and/or  credits allowed by the
 custodian .....................................      $ 0.022++(a)  $ 0.043(a)    $ 0.043(a)    $ 0.042       $ 0.022       $ 0.022

---------------
 ** Annualized.
  + Total return represents aggregate total return for the periods indicated. The total returns would have been lower if certain fees had not been waived by the investment advisor and/or administrator or without credits allowed by the custodian.
 ++ Per share numbers have been calculated using the average shares method.
(a) The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

------------------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

                                                      U.S GOVERNMENT MONEY FUND

                                        FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                              CLASS B SHARES
                                                                 -------------------------------------------------------------------
                                                                  SIX MONTHS
                                                                     ENDED               YEAR               YEAR             YEAR
                                                                   12/31/97              ENDED              ENDED            ENDED
                                                                 (UNAUDITED)           06/30/97           06/30/96         06/30/95*
                                                                 -----------           --------           --------         ---------
Net asset value, beginning of period ....................          $ 1.00               $ 1.00             $ 1.00            $ 1.00
                                                                   ------               ------             ------            ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...................................           0.020++              0.038              0.040             0.038
                                                                   ------               ------             ------            ------
Total from investment operations ........................           0.020                0.038              0.040             0.038
LESS DISTRIBUTIONS:
Dividends from net investment income ....................          (0.020)              (0.038)            (0.040)           (0.038)
                                                                   ------               ------             ------            ------
Total distributions .....................................          (0.020)              (0.038)            (0.040)           (0.038)
                                                                   ------               ------             ------            ------
Net asset value, end of period ..........................          $ 1.00               $ 1.00             $ 1.00            $ 1.00
                                                                   ======               ======             ======            ======
TOTAL RETURN+ ...........................................           2.01%                3.87%              4.02%             3.91%
                                                                   ======               ======             ======            ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ....................          $1,743               $1,801             $  112            $  123
Ratio of operating expenses to average net assets .......           1.60%**              1.60%              1.60%             1.60%
Ratio of net investment income to average net assets ....           3.97%**              3.81%              3.95%             3.88%
Ratio of operating expenses to average net assets
 without credits allowed by the custodian ...............           1.60%**(a)           1.60%(a)           1.60%(a)           N/A
Ratio of operating expenses to average net assets
 without fee waivers and/or credits allowed by the
 custodian ..............................................           1.99%**(a)           1.94%(a)           1.97%(a)          2.00%
Net investment income per share without fee waivers
 and/or credits allowed by the custodian ................          $0.018++(a)          $0.035(a)          $0.036(a)         $0.034

----------------
  * On July 1, 1994 the Fund commenced selling Class B shares in addition to Class A shares. Those shares in existence prior to July
    1, 1994 were designated Class A shares.
 ** Annualized.
  + Total return represents aggregate total return for the periods indicated. The total returns would have been lower if certain fees had not been waived by the investment advisor and/or administrator or without credits allowed by the custodian.
 ++ Per share numbers have been calculated using the average shares method.
  (a) The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

------------------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

                                                     U.S. GOVERNMENT MONEY FUND

                                        FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                        CLASS S SHARES                       CLASS I SHARES
                                                       ----------------------------------------------- --------------------------
                                                        SIX MONTHS                                     SIX MONTHS
                                                           ENDED       YEAR         YEAR        YEAR      ENDED          PERIOD
                                                         12/31/97      ENDED        ENDED       ENDED    12/31/97         ENDED
                                                       (UNAUDITED)   06/30/97     06/30/96    06/30/95* (UNAUDITED)     06/30/97*
                                                       -----------   --------     --------    --------- -----------     ---------
Net asset value, beginning of period ................    $ 1.00       $ 1.00       $ 1.00      $ 1.00     $ 1.00         $ 1.00
                                                         ------       ------       ------      ------     ------         ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...............................     0.020++      0.038        0.040       0.038      0.025++        0.045
                                                         ------       ------       ------      ------     ------         ------
Total from investment operations ....................     0.020        0.038        0.040       0.038      0.025          0.045
LESS DISTRIBUTIONS:
Dividends from net investment income ................    (0.020)      (0.038)      (0.040)     (0.038)    (0.025)        (0.045)
                                                         ------       ------       ------      ------     ------         ------
Total distributions .................................    (0.020)      (0.038)      (0.040)     (0.038)    (0.025)        (0.045)
                                                         ------       ------       ------      ------     ------         ------
Net asset value, end of period ......................    $ 1.00       $ 1.00       $ 1.00      $ 1.00     $ 1.00         $ 1.00
                                                         ======       ======       ======      ======     ======         ======
TOTAL RETURN+ .......................................     2.01%        3.87%        4.02%       3.91%      2.53%          4.60%
                                                         ======       ======       ======      ======     ======         ======
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ................    $  377       $  346       $  439      $  737     $12,785        $    1
Ratio of operating expenses to average net assets ...     1.60%**      1.60%        1.60%       1.60%      0.60%**        0.60%**
Ratio of net investment income to average net assets      3.97%**      3.81%        3.95%       3.88%      4.97%**        4.81%**
Ratio of operating expenses to average net assets
 without  credits allowed by the custodian ..........     1.60%**(a)   1.60%(a)     1.60%(a)     N/A       0.60%**(a)     0.60%**(a)
Ratio of operating expenses to average net assets
 without fee waivers and/or credits allowed by the
 custodian ..........................................     1.99%**(a)   1.94%(a)     1.97%(a)    2.00%      0.99%**(a)     0.94%**(a)

Net investment income per share without fee waivers
 and/or credits allowed by the custodian ............    $0.018++(a)  $0.035(a)    $0.036(a)   $0.034     $0.023++(a)    $0.042(a)

----------------
  * On July 1, 1994 the Fund commenced selling Class S shares in addition to Class A shares. Those shares in existence prior to July
    1, 1994 were designated Class A shares. On July 25, 1996 the Fund commenced selling Class I shares.
 ** Annualized.
  + Total return represents aggregate total return for the periods indicated. The total returns would have been lower if certain fees had not been waived by the investment advisor and/or administrator or without credits allowed by the custodian.
 ++ Per share numbers have been calculated using the average shares method.
(a) The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

------------------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

                                                        CALIFORNIA MONEY FUND

                                        FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                          CLASS A SHARES
                                                     ------------------------------------------------------------------------------
                                                     SIX MONTHS
                                                        ENDED              YEAR         YEAR         YEAR         YEAR       YEAR
                                                      12/31/97             ENDED        ENDED        ENDED        ENDED      ENDED
                                                     (UNAUDITED)         06/30/97     06/30/96     06/30/95     06/30/94    06/30/93
                                                     -----------         --------     --------     --------     --------    --------
Net asset value, beginning of period ............      $  1.00           $  1.00      $  1.00      $  1.00      $  1.00     $  1.00
                                                       -------           -------      -------      -------      -------     -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...........................        0.014++           0.028        0.029        0.028        0.018       0.021
                                                       -------           -------      -------      -------      -------     -------
Total from investment operations ................        0.014             0.028        0.029        0.028        0.018       0.021
LESS DISTRIBUTIONS:
Dividends from net investment income ............       (0.014)           (0.028)      (0.029)      (0.028)      (0.018)     (0.021)
                                                       -------           -------      -------      -------      -------     -------
Total distributions .............................       (0.014)           (0.028)      (0.029)      (0.028)      (0.018)     (0.021)
                                                       -------           -------      -------      -------      -------     -------
Net asset value, end of period ..................      $  1.00           $  1.00      $  1.00      $  1.00      $  1.00     $  1.00
                                                       =======           =======      =======      =======      =======     =======
TOTAL RETURN+ ...................................        1.41%             2.81%        3.00%        2.79%        1.81%       2.07%
                                                       =======           =======      =======      =======      =======     =======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:

Net assets, end of period (in 000's) ............      $40,570           $42,923      $51,211      $48,836      $62,500     $68,404
Ratio of operating expenses to average net
 assets .........................................        0.85%**           0.85%        0.85%        0.85%        0.85%       0.85%
Ratio of net investment income to average net
 assets .........................................        2.78%**           2.75%        2.94%        2.73%        1.80%       2.06%
Ratio of operating expenses to average net
 assets without credits allowed by the
 custodian ......................................        0.85%**(a)        0.85%        0.85%        0.85%        0.85%       0.85%
Ratio of operating expenses to average net assets
 without fee waivers and/or credits allowed by
 the custodian ..................................        1.12%**(a)        1.14%        1.14%        1.15%        1.27%       1.29%
Net investment income per share without fee
 waivers and/or credits allowed by the custodian.      $ 0.013++(a)      $ 0.025      $ 0.026      $ 0.025      $ 0.014     $ 0.016

----------------

 ** Annualized.
  + Total return represents aggregate total return for the periods indicated. The total returns would have been lower if certain fees had not been waived by the investment advisor and/or administrator.
 ++ Per share numbers have been calculated using the average shares method.
(a) The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------

                                                    CALIFORNIA MONEY FUND

                                    FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                             CLASS B SHARES
                                                 -----------------------------------------------------------------------
                                                 SIX MONTHS
                                                   ENDED                 YEAR                YEAR                YEAR
                                                  12/31/97              ENDED               ENDED               ENDED
                                                (UNAUDITED)            06/30/97            06/30/96           06/30/95*
                                                -----------            --------            --------           ---------
Net asset value, beginning of period .....         $ 1.00               $ 1.00              $ 1.00             $ 1.00
                                                   ------               ------              ------             ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ....................          0.010++              0.020               0.022              0.020
                                                   ------               ------              ------             ------
Total from investment operations .........          0.010                0.020               0.022              0.020
LESS DISTRIBUTIONS:
Dividends from net investment income .....         (0.010)              (0.020)             (0.022)            (0.020)
                                                   ------               ------              ------             ------
Total distributions ......................         (0.010)              (0.020)             (0.022)            (0.020)
                                                   ------               ------              ------             ------
Net asset value, end of period ...........         $ 1.00               $ 1.00              $ 1.00             $ 1.00
                                                   ======               ======              ======             ======
TOTAL RETURN+ ............................          1.01%                2.03%               2.22%              2.04%
                                                   ======               ======              ======             ======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL
 DATA:
Net assets, end of period (in 000's) .....         $   62               $   68              $  147             $   79
Ratio of operating expenses to average net
 assets ..................................          1.60%**              1.60%               1.60%              1.60%
Ratio of net investment income to average
 net assets ..............................          2.03%**              2.00%               2.19%              1.98%
Ratio of operating expenses to average net
 assets without credits allowed by the
 custodian ...............................          1.60%**(a)           1.60%               1.60%              1.60%
Ratio of operating expenses to average net
 assets without fee waivers and/or credits
 allowed by the custodian ................          1.87%**(a)           1.89%               1.89%              1.90%
Net investment income per share without
 fee waivers and/or credits allowed by the

 custodian ...............................         $0.009++(a)          $0.017              $0.019             $0.017

----------------
  * On July 1, 1994 the Fund commenced selling Class B shares in addition to Class A shares. Those shares in existence prior to July 1, 1994 were designated Class A shares.
 ** Annualized.
  + Total return represents aggregate total return for the periods indicated. The total returns would have been lower if certain fees had not been waived by the investment advisor and/or administrator.
 ++  Per share numbers have been calculated using the average shares method.
(a) The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

------------------------------------------------------------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------

                                                        CALIFORNIA MONEY FUND

                                        FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                         CLASS S SHARES                       CLASS I SHARES
                                                  ---------------------------------------------------- -----------------------------
                                                   SIX MONTHS                                          SIX MONTHS
                                                      ENDED            YEAR        YEAR         YEAR       ENDED          PERIOD
                                                    12/31/97          ENDED        ENDED        ENDED    12/31/97          ENDED
                                                  (UNAUDITED)       06/30/97     06/30/96     06/30/95* (UNAUDITED)      06/30/97*
                                                  -----------       --------     --------     --------- -----------      ---------
Net asset value, beginning of period ............    $ 1.00          $ 1.00       $ 1.00       $ 1.00      $ 1.00          $ 1.00
                                                     ------          ------       ------       ------      ------          ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...........................     0.010++         0.020        0.022        0.020       0.015++         0.028
                                                     ------          ------       ------       ------      ------          ------
Total from investment operations ................     0.010           0.020        0.022        0.020       0.015           0.028
LESS DISTRIBUTIONS:
Dividends from net investment income ............    (0.010)         (0.020)      (0.022)      (0.020)     (0.015)         (0.028)
                                                     ------          ------       ------       ------      ------          ------
Total distributions .............................    (0.010)         (0.020)      (0.022)      (0.020)     (0.015)         (0.028)
                                                     ------          ------       ------       ------      ------          ------
Net asset value, end of period ..................    $ 1.00          $ 1.00       $ 1.00       $ 1.00      $ 1.00          $ 1.00
                                                     ======          ======       ======       ======      ======          ======
TOTAL RETURN+ ...................................     1.01%           2.03%        2.22%        2.04%       1.54%           2.89%
                                                     ======          ======       ======       ======      ======          ======

RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ............    $    1          $    1       $   10       $   10      $    1          $    1
Ratio of operating expenses to average net
 assets .........................................     1.60%**         1.60%        1.60%        1.60%       0.60%**         0.60%**
Ratio of net investment income to average net
 assets .........................................     2.03%**         2.00%        2.19%        1.98%       3.03%**         3.00%**
Ratio of operating expenses to average net
 assets without credits allowed by the
 custodian ......................................     1.60%**(a)      1.60%        1.60%        1.60%       0.60%**(a)      0.60%**
Ratio of operating expenses to average net
 assets without fee waivers and/or credits
 allowed by the custodian .......................     1.87%**(a)      1.89%        1.89%        1.90%       0.87%**(a)      0.89%**
Net investment income per share without fee
 waivers and/or credits allowed by the custodian.    $0.009++(a)     $0.017       $0.019       $0.017      $0.014++(a)     $0.025
----------------
  * On July 1, 1994 the Fund commenced selling Class S shares in addition to Class A shares. Those shares in existence prior to July
    1, 1994 were designated Class A shares. On July 25, 1996 the Fund commenced selling Class I shares.
 ** Annualized.
  + Total return represents aggregate total return for the periods indicated. The total returns would have been lower if certain fees had not been waived by the investment advisor and/or administrator.
 ++ Per share numbers have been calculated using the average shares method.

(a) The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

--------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------

                              GLOBAL MONEY FUND

                        DECEMBER 31, 1997 (UNAUDITED)

 PRINCIPAL                                                            VALUE
  AMOUNT                                                            (NOTE 2)
 ---------                                                          --------

COMMERCIAL PAPER -- (DOMESTIC) - 29.0%

$8,000,000  American Express Credit Corporation,
              6.450% due 01/02/1998++ ..........................  $  7,998,567

 8,000,000  Associates Corporation of North America,
              5.720% due 03/10/1998++  .........................     7,913,564

 9,000,000  Bayer Company,
              5.750% due 02/24/1998++  .........................     8,922,375

            General Electric Capital Corporation:

 3,000,000    5.700% due 01/23/1998++  .........................     2,989,550

 2,000,000    5.700% due 02/06/1998++  .........................     1,988,600

 9,000,000  NationsBank Corporation,
              5.750% due 02/23/1998++  .........................     8,923,812

 9,000,000  Pfizer Inc.,
              5.950% due 01/28/1998++  .........................     8,959,837

 5,000,000  Southern Corporation,
              5.700% due 02/23/1998++  .........................     4,958,042
                                                                  ------------
            Total Commercial Paper -- (Domestic) (Cost
              $52,654,347) .....................................    52,654,347
                                                                  ------------

U.S. GOVERNMENT AGENCY DISCOUNT NOTES -- 22.3%

40,513,000  Federal Home Loan Bank (FHLB):
              4.500% due 01/02/1998++ (Cost $40,507,936) .......    40,507,936
                                                                  ------------

CERTIFICATES OF DEPOSIT -- (YANKEE) -- 20.9%

 9,000,000  Bank of Tokyo -- Mitsubishi Bank
              6.500% due 03/04/1998  ...........................     9,000,000

 3,000,000  Barclays Bank Plc,
              5.940% due 06/19/1998  ...........................     2,999,389

 5,000,000  Deutsche Bank,
              5.700% due 02/06/1998  ...........................     4,999,811

 5,000,000  Norinchukin Bank, New York,
              6.020% due 02/13/1998  ...........................     5,000,059

 2,000,000  Rabobank Nederland,
              5.990% due 03/24/1998  ...........................     1,999,786

 5,000,000  Swiss Bank Corporation,
              5.980% due 03/19/1998  ...........................     4,999,799

 9,000,000  Westdeutsche Landesbank Girozentra,
              5.900% due 01/12/1998  ...........................     9,000,000
                                                                  ------------
            Total Certificates of Deposit -- (Yankee) (Cost
              $37,998,844) .....................................    37,998,844
                                                                  ------------
MEDIUM-TERM NOTES -- 15.4%

$5,000,000  BankBoston,
              6.140% due 10/06/1998+  ..........................  $  4,997,955

 9,000,000  Bayerische Landesbank,
              5.870% due 06/26/1998+  ..........................     8,996,624

 5,000,000  CoreStates Bank,
              6.009% due 03/16/1998+  ..........................     5,000,000

 9,000,000  Key Bank,
              6.120% due 07/31/1998+  ..........................     8,996,446
                                                                  ------------
            Total Medium-Term Notes (Cost $27,991,025)  ........    27,991,025
                                                                  ------------

COMMERCIAL PAPER -- (FOREIGN) -- 9.3%

 8,000,000  Abbey National North America Corporation,
              5.735% due 03/10/1998++  .........................     7,913,338

            KFW International Finance Inc.:

 7,000,000    5.700% due 02/12/1998++  .........................     6,953,450

 2,000,000    5.740% due 01/29/1998++  .........................     1,991,071
                                                                  ------------
            Total Commerical Paper -- (Foreign) (Cost
              $16,857,859) .....................................    16,857,859
                                                                  ------------

CERTIFICATES OF DEPOSIT -- (DOMESTIC) -- 2.2%

 4,000,000  CoreStates Bank,
              5.598% due 04/21/1998 (Cost $4,000,000) ..........     4,000,000
                                                                  ------------
TOTAL INVESTMENTS (COST $180,010,011*) ...............     99.1%   180,010,011
OTHER ASSETS AND LIABILITIES (NET) ...................      0.9%     1,547,885
                                                           ----   ------------
NET ASSETS ...........................................    100.0%  $181,557,896
                                                          =====   ============
----------------
*  Aggregate cost for federal tax purposes.
+ Variable rate security. The interest rate shown reflects the rate currently in effect.
++ Rate represents annualized yield at date of purchase.

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------

                           U.S. GOVERNMENT MONEY FUND

                          DECEMBER 31, 1997 (UNAUDITED)

         PRINCIPAL                                                    VALUE
          AMOUNT                                                     (NOTE 2)
         ---------                                                   --------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 99.1%
    FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- 52.9%
        $  520,000  Discount Note, 5.63% due 01/16/1998++  .....     $  518,780
           630,000  Discount Note, 5.64% due 01/26/1998++  .....        627,533
         2,000,000  Discount Note, 5.74% due 01/27/1998++  .....      1,991,709
         2,000,000  Discount Note, 5.66% due 02/17/1998++  .....      1,985,221
         2,000,000  Discount Note, 5.65% due 02/18/1998++  .....      1,984,933
           850,000  Discount Note, 5.65% due 02/24/1998++  .....        843,051
         1,800,000  Discount Note, 5.63% due 03/09/1998++  .....      1,781,139
         1,000,000  Discount Note, 5.63% due 03/13/1998++  .....        988,896
         1,500,000  Discount Note, 5.60% due 03/20/1998++  .....      1,481,800
         1,500,000  Discount Note, 5.59% due 03/27/1998++  .....      1,480,202
         2,000,000  Discount Note, 5.57% due 04/13/1998++  .....      1,968,437
         2,000,000  Floating Rate Note 5.894% due 10/20/1998+  .      1,999,304
         2,000,000  Floating Rate Note 5.944% due 11/04/1998+  .      1,999,022
                                                                    -----------
                    Total FNMAs (Cost $19,650,027)  ............     19,650,027
                                                                    -----------
    FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- 40.2%
         4,800,000  Discount Note, 6.00% due 01/02/1998++  .....      4,799,200
         1,525,000  Discount Note, 5.70% due 01/26/1998++  .......    1,518,964
         1,900,000  Discount Note, 5.70% due 01/30/1998++  .......    1,891,276
         1,500,000  Discount Note, 5.65% due 02/12/1998++  .......    1,490,113
         1,500,000  Discount Note, 5.65% due 02/19/1998++  .......    1,488,465
         1,000,000  Discount Note, 5.65% due 02/20/1998++  .......      992,153
         1,250,000  Discount Note, 5.65% due 02/23/1998++  .......    1,239,602
         1,500,000  Discount Note, 5.60% due 03/06/1998++  .......    1,485,066
                                                                    -----------
                    Total FHLMCs (Cost $14,904,839)  .............   14,904,839
                                                                    -----------
    FEDERAL HOME LOAN BANK (FHLB) -- 6.0%
         2,241,000  5.69% due 02/13/1998 (Cost $2,225,769)++  ....    2,225,769
                                                                    -----------
                    Total U.S. Government Agency Obligations
                      (Cost $36,780,635) .........................   36,780,635
                                                                    -----------
TOTAL INVESTMENTS (COST $36,780,635*) ...................   99.1%    36,780,635
OTHER ASSETS AND LIABILITIES (NET) ......................    0.9        344,345
                                                           -----    -----------
NET ASSETS ..............................................  100.0%   $37,124,980
                                                           =====    ===========
----------------
*  Aggregate cost for federal tax purposes.
+ Variable rate securities payable upon not more than seven calendar days' notice. The interest rate shown reflects the rate currently in effect.
++ Rate represents annualized yield at date of purchase.

                       See Notes to Financial Statements.

----------------------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS
----------------------------------------------------------------------------------------------

                                     CALIFORNIA MONEY FUND

                                 DECEMBER 31, 1997 (UNAUDITED)

         PRINCIPAL                                                                   VALUE
          AMOUNT                                                                    (NOTE 2)
         ---------                                                                  --------
MUNICIPAL BONDS AND NOTES -- 99.3%

    CALIFORNIA-99.3%

                    Alameda County, IDR:

        $1,945,000    Heat and Control Inc., Series 95A,
                      3.700% due 11/01/2025++  ..............................       $1,945,000

         2,000,000  JMS Family Partnership, Series 95A,
                      3.700% due 10/01/2025++  ..............................        2,000,000

         2,000,000  Berkley, GO, Unified School District, TRAN,
                      4.250% due 06/30/1998  ................................        2,003,570

                    California Housing Finance Agency, SFMR, Home Mortgage
                      Revenue, Series 15A:

         2,000,000    3.950% due 08/01/1998  ................................        2,000,000

         2,100,000    4.200% due 08/01/2025++  ..............................        2,100,000

                    California Pollution Control Financing Authority:

         2,000,000    Pacific Gas & Electric, Series 96A,
                      3.450% due 12/01/2016++  ..............................        2,000,000

         2,000,000    Sanifill Inc., Series 94A,
                      3.850% due 08/01/2007++  ..............................        2,000,000

         2,000,000    Shell Oil Company-Martinez Project, Series 94A,
                      4.900% due 10/01/2024  ................................        2,000,000

         2,000,000    Southern California Edison Co., Series A,
                      4.200% due 02/28/2008+  ...............................        2,000,000

         2,000,000  California State Economic Development Authority, IDR,
                      Tri-Valley Growers., Series 95F,
                      3.850% due 12/01/2010++  ..............................        2,000,000

           500,000  California Statewide Communities Projects, Chevron Corp.,
                      Series 97G,
                      4.950% due 12/15/2024+  ...............................          500,000

         1,200,000  California Statewide Communities Projects, MFHR, Sunrise
                      of Moraga, Series 97G,
                      3.950% due 07/01/2027++  ..............................        1,200,000

         2,000,000  Irvine Ranch, Water District, Series B
                      4.750% due 08/01/2009+  ...............................        2,000,000

         2,000,000  Livermore, MFHR, Portola Meadows Apartments, Series 89A,
                      3.800% due 05/01/2019++  ..............................        2,000,000

         3,500,000  Los Angeles County, MFHR, Series 85K,
                      3.600% due 7/01/2010++  ...............................        3,500,000

           800,000  Los Angeles County, Unified School District, Belmont
                      Learning Complex, Series 97A,
                      3.350% due 12/01/2017++  ..............................          800,000

         2,000,000  Orange County, Apartment Development Revenue, Wood Canyon
                      Villas,
                      3.500% due 12/01/2021++  ..............................        2,000,000

        $2,000,000  Orange County, Fire Authority, TRAN,
                      4.250% due 09/17/1998  ................................        2,004,767

         1,100,000  Orange County, Sanitation Districts,
                      5.000% due 08/01/2016+  ...............................        1,100,000

           900,000  Palm Springs, Community Redevelopment Agency,
                      3.850% due 12/01/2014++  ..............................          900,000

           300,000  San Bernardino County, IDR, Master Holco Inc.,
                      3.650% due 12/01/2006++  ..............................          300,000

         2,000,000  San Leandro, MFHR, Carlton Plaza, Series 97A,
                      4.000% due 10/01/2027++  ..............................        2,000,000

         2,000,000  Southern California Public Power Authority, Southern
                      Transmission Project,
                      3.350% due 07/01/2019++  ..............................        2,000,000
                                                                                   -----------
TOTAL INVESTMENTS (COST $40,353,337*) .............................     99.3%       40,353,337
OTHER ASSETS AND LIABILITIES (NET) ................................      0.7           281,141
                                                                       -----       -----------
NET ASSETS ........................................................    100.0%      $40,634,478
                                                                       =====       ===========
----------------
*  Aggregate cost for federal tax purposes.
+  Variable rate demand notes payable upon not more than one business day's notice. The interest rate shown reflects the rate currently in effect.
++ Variable rate demand notes payable upon not more than seven calendar days' notice. The interest rate shown reflects the rate currently in effect.

                                       GLOSSARY OF TERMS
                    -------------------------------------------------------
                      IDR       --      Industrial Development Revenue
                      MFHR      --      Multi-family Housing Revenue
                      SFMR      --      Single Family Mortgage Revenue
                      TRAN      --      Tax and Revenue Anticipation Note
                    -------------------------------------------------------

                       See notes to Financial Statements.


--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

                               SIERRA TRUST FUNDS

1.  ORGANIZATION AND BUSINESS

Sierra Trust Funds (the "Trust") was organized under the laws of the Commonwealth of Massachusetts on February 22, 1989 as a business entity commonly known as a "Massachusetts business trust." The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust offers sixteen managed investment funds: the Global Money, U.S. Government Money and California Money Funds (the "Money Funds"); the Short Term High Quality Bond, Short Term Global Government, U.S. Government and Corporate Income Funds (the "Bond Funds"); the California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal and National Municipal Funds (the "Municipal Funds"); the Growth and Income, Growth, Emerging Growth and International Growth Funds (the "Equity Funds"); and the Target Maturity 2002 Fund. Information presented in these financial statements pertains only to the Money Funds, hereafter referred to as the "Funds." The financial statements for the Bond Funds, Municipal Funds, Equity Funds and Target Maturity 2002 Fund are presented in a separate report.

Each of the Funds consists of four classes of shares, Class A Shares, Class B Shares, Class S Shares and Class I Shares. Class A Shares of the Funds are not subject to an initial sales charge; however, certain Class A Shares received in exchange for such shares may be subject to a contingent deferred sales charge ("CDSC") if redeemed within one year or two years of purchase, depending on the circumstances. Class B Shares and Class S Shares are not subject to an initial sales charge. Class B and Class S Shares are subject to a CDSC if redeemed within six years of purchase. Class B Shares of the Funds are not available for purchase directly and may be purchased only by exchange for Class B Shares of the Bond Funds, the Municipal Funds or the Equity Funds. Class I Shares are sold exclusively to the various investment portfolios of Sierra Asset Management Portfolios, an open-end management investment company, and are not available for direct purchase by investors. Class I Shares are not subject to an initial sales charge or CDSC, but are subject to other annual operating expenses of the Funds. Class I Shares for the U.S. Government Money and California Money Funds represents seed shares owned by Sierra Fund Administration Corporation ("Sierra Administration").

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

PORTFOLIO VALUATION:

The investments of each Fund are valued on the basis of amortized cost so long as the Trust's Board of Trustees (the "Board of Trustees") determines that this method constitutes fair value. Amortized cost involves valuing a portfolio instrument at its cost initially and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Each Fund attempts to maintain a constant net asset value of $1.00 per share.

REPURCHASE AGREEMENTS:

Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund through its custodian takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. Each Fund's respective Sub-advisor, acting under the supervision of the Trust's investment advisor, Sierra Investment Advisors Corporation ("Sierra Advisors"), and the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

ILLIQUID INVESTMENTS:

Up to 10% of the assets of each Fund may be invested in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) certain variable rate demand notes having a demand period of more than seven days; and (4) securities, the disposition of which are restricted under Federal securities laws, excluding certain Rule 144A securities, as defined below.

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Funds have valued the investments. This may have an adverse effect on the Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A Securities"). Rule 144A securities generally may be resold only to other qualified institutional buyers. If a particular investment in Rule 144A securities is not determined to be liquid under the guidelines established by the Board of Trustees, that investment will be included within the 10% limitation on investments in illiquid securities.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date (the date the order to buy or sell is executed). Realized gains and losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Each Fund's investment income and realized gains and losses are allocated among the classes of that Fund based upon the relative average net assets of each class.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of each Fund are declared daily and paid monthly. Distributions of any net long-term capital gains earned by a Fund are made annually. Distributions of any net short-term capital gains earned by a Fund are distributed no less frequently than annually at the discretion of the Board of Trustees. Additional distributions of net investment income and capital gains for each Fund may be made at the discretion of the Board of Trustees in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains.Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to timing differences and differing characterization of distributions made by each Fund as a whole.

FEDERAL INCOME TAXES:

It is each Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its taxable and tax-exempt earnings to its shareholders. Therefore, no Federal income tax provision is required.

EXPENSES:

General expenses of the Trust are allocated to all the Funds based upon relative net assets of each Fund. Operating expenses directly attributable to a class of shares are charged to the operations of that class of shares. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes to which the expenses relate based on the relative average net assets of each class of shares.

3.  INVESTMENT ADVISORY, SUB-ADVISORY, ADMINISTRATION FEES AND OTHER
TRANSACTIONS

Sierra Advisors, an indirect wholly-owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly held corporation, serves as investment advisor to the Trust. J.P. Morgan Investment Management Inc. ("J.P. Morgan"), a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated, a publicly traded company, serves as the Sub-advisor to the Global Money Fund. Alliance Capital Management L.P. ("Alliance Capital"), a limited partnership whose general partner is Alliance Capital Management Corporation, an indirect wholly-owned subsidiary of The Equitable Life Assurance Society of the United States, serves as the Sub-advisor to the U.S. Government Money and California Money Funds.

Sierra Advisors is entitled to a monthly fee, in arrears, based on a percentage of the average daily net assets of each Fund during the month, out of which Sierra Advisors pays the Sub-advisor of each Fund a monthly fee, in arrears, at annual rates as follows:

                                                FEES ON ASSETS
                                                 EQUAL TO OR      FEES ON ASSETS
                                                  LESS THAN         EXCEEDING
                                                 $500 MILLION      $500 MILLION
                                                --------------    --------------
Sierra Advisors+ ..............................      .35%              .25%
Sub-advisor ...................................      .15%              .15%
                                                     ---               ---
    Total fees paid to Sierra Advisors* .......      .50%              .40%
                                                     ===               ===
---------------
*Sierra Advisors retains only the net amount of the fees after sub-advisory fees have been paid.
+Fees paid to Sierra Advisors are based on aggregate assets in the three
 Funds.

For each Fund, Sierra Advisors has contractually agreed to limit the annual management fees that are payable under the investment advisory agreements with the Funds to.40%.

Fees voluntarily waived by Sierra Advisors for the six months ended December 31, 1997 are as follows:

      NAME OF FUND                                                   FEES WAIVED
      ------------                                                   -----------
Global Money Fund .........................................           $293,029
U.S. Government Money Fund ................................             68,570
California Money Fund .....................................             57,056

Sierra Administration, an indirect wholly-owned subsidiary of Washington Mutual, serves as administrator to each Fund.First Data Investor Services Group, Inc., a wholly-owned subsidiary of First Data Corporation, serves as sub-administrator and transfer agent to each Fund. For its services as administrator to each Fund, Sierra Administration is entitled to a monthly fee at an annual rate of .30% of each Fund's average daily net assets. Out of its fee, Sierra Administration pays First Data Investor Services Group, Inc. for its services as sub-administrator and transfer agent. First Data Investor Services Group, Inc., as sub-administrator, is paid a gross annual fee of $1.71 million on the first $1.6 billion of aggregate average daily net assets of the Trust, plus fees at the annual rate of .0452% on the next $1.3 billion aggregate average daily net assets of the Trust, .0429% on the next $1.7 billion aggregate average daily net assets of the Trust and .0362% on the next $3.1 billion aggregate average daily net assets of the Trust. The Trust pays First Data Investor Services Group, Inc. certain out-of-pocket expenses as transfer agent.

The Trust also pays Boston Safe Deposit and Trust Company ("Boston Safe"), the Trust's custodian, certain custodial transaction charges. Boston Safe is a wholly-owned subsidiary of Mellon Bank Corporation.

Custodian fees for certain Funds have been reduced by credits allowed by Boston Safe for the six month ended December 31, 1997 as follows:

                                                              CREDITS ALLOWED BY
      NAME OF FUND                                               THE CUSTODIAN
      ------------                                            ------------------
Global Money Fund ..........................................        $5,601
U.S. Government Money Fund .................................           502
California Money Fund ......................................           160

For the six months ended December 31, 1997, Sierra Services and Funds Distributor Inc. informed the Funds that they received $53,970 from CDSC fees.

4.  TRUSTEES' FEES

No director, officer or employee of Washington Mutual or its subsidiaries, the Sub-advisors or First Data Investor Services Group, Inc., or any of their affiliates receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Washington Mutual or its subsidiaries, the Sub-advisors or First Data Investor Services Group, Inc., or any of their affiliates, $7,500 per annum plus $1,500 per board meeting attended, $1,000 per audit and/ or nominating committee meeting attended and reimbursement for travel and out-of-pocket expenses. The Lead Trustee receives one and a half times the normal Trustee's compensation. The Chairman of the Audit Committee receives $1,500 per audit committee meeting attended.

For the six months ended December 31, 1997, Sierra Advisors reimbursed the Funds for Trustees' fees paid in connection with all special meetings held with regards to the contemplation of the sale of Sierra Capital Management Corporation, as well as, to the proposed merger between GWFC and Washington Mutual.

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Trust's eligible Trustees may participate in a deferred compensation plan (the "Plan") which may be terminated at any time. Under the Plan, Trustees may elect to defer receipt of all or a portion of their fees which, in accordance with the Plan, are invested in mutual fund shares. Upon termination of the Plan, Trustees that have deferred accounts under the Plan will be paid benefits not later than the time the payments would otherwise have been made without regard to such termination. All benefits provided under the Plan are funded and any payments to Plan participants are paid solely out of the Trust's assets.

5.  DISTRIBUTION PLANS

Sierra Investment Services Corporation ("Sierra Services"), an indirect wholly-owned subsidiary of Washington Mutual, serves as distributor for Class A Shares, Class B Shares and Class S Shares of the Funds.

The Trust has adopted a Distribution Plan (the "Class A Plan"), as amended, pursuant to Rule 12b-1 under the 1940 Act. Under the Class A Plan, Sierra Services is paid an annual distribution fee of up to .25% of the average daily net assets of the Class A Shares of each Fund for activities primarily intended to result in the sale of Fund shares. (The Class A Plan applies to all Class A Shares of the Funds and all shares of the Funds that were outstanding at the time of commencement of the offering of Class B Shares or Class S Shares, which outstanding shares are treated for all purposes as Class A Shares.) Class B Shares and Class S Shares of the Trust have also adopted a Rule 12b-1 distribution plan for each of the Class B Shares (the "Class B Plan") and Class S Shares (the "Class S Plan") of the Funds. Under the Class B Plan and the Class S Plan, Sierra Services is paid an annual distribution fee of up to .75% of the average daily net assets of the Class B Shares and Class S Shares of a Fund for activities primarily intended to result in the sale of Class B Shares and Class S Shares of the Fund, respectively. In addition, under the Class B Plan and the Class S Plan, Class B Shares and Class S Shares are also subject to a service fee at an annual rate of .25% of the average daily net assets of the Class B Shares and Class S Shares of the Fund, respectively. The service fee is paid by the Fund to Sierra Services, which in turn, pays a portion of the service fee to broker/dealers, including GW Securities, that sell Class B Shares and Class S Shares and provide services, such as, accepting telephone inquiries and transaction requests and processing correspondences, new account applications and subsequent purchases by check, for the shareholders. Under their terms each of the Class A Plan, Class B Plan and Class S Plan shall remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of those Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of such distribution plans, or any agreements related to such plans, respectively. Class I Shares are not subject to a Rule 12b-1 distribution plan.

For the six months ended December 31, 1997, the Funds incurred the following fees pursuant to the respective distribution plans described above:

                                    CLASS A               CLASS B                       CLASS S
                                  ------------   -------------------------     -------------------------
                                  DISTRIBUTION   DISTRIBUTION      SERVICE     DISTRIBUTION      SERVICE
     NAME OF FUND                     FEE             FEE            FEE            FEE            FEE
     ------------                 ------------   ------------      -------     ------------      -------
Global Money Fund .............     $125,571        $4,783         $1,594        $28,066         $9,356
U.S. Government Money Fund ....       35,833         5,313          1,771          1,380            460
California Money Fund .........       52,804           247             83              5              1

6.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest, each without par value.

As of December 31, 1997, Sierra Administration owned greater than five percent of the following Funds:

                                                                  NUMBER OF                         PERCENTAGE OF
                                                                 FUND SHARES                      TOTAL FUND SHARES
                                                          --------------------------          -------------------------
      NAME OF FUND                                        CLASS S           CLASS I           CLASS S           CLASS I
      ------------                                        -------           -------           -------           -------
U.S. Government Money Fund ........................          --            5,009,113             --%               39%
California Money Fund .............................        1,166               1,045            100%              100%

As of December 31, 1997, Sierra Advisors owned greater than five percent of the following Fund:

                                                                  NUMBER OF                         PERCENTAGE OF
                                                                 FUND SHARES                      TOTAL FUND SHARES
                                                          --------------------------          -------------------------
      NAME OF FUND                                        CLASS S           CLASS I           CLASS S           CLASS I
      ------------                                        -------           -------           -------           -------
U.S. Government Money Fund ........................          --            2,921,414             --                23%

As of December 31, 1997, Sierra Services owned greater than five percent of the following Fund:

                                                                  NUMBER OF                         PERCENTAGE OF
                                                                 FUND SHARES                      TOTAL FUND SHARES
                                                          --------------------------          -------------------------
      NAME OF FUND                                        CLASS S           CLASS I           CLASS S           CLASS I
      ------------                                        -------           -------           -------           -------
U.S. Government Money Fund ........................          --            4,858,430             --                38%

7.  CAPITAL LOSS CARRYFORWARDS

At December 31, 1997, the following Funds had available for federal income tax purposes unused capital losses as follows:

                                                    EXPIRING      EXPIRING      EXPIRING      EXPIRING     EXPIRING     EXPIRING
      NAME OF FUND                                  IN 2000       IN 2001       IN 2002       IN 2003       IN 2004      IN 2005
      ------------                                  -------       -------       -------       -------       -------      -------
U.S. Government Money Fund ......................    $ --          $ --          $9,246        $1,367       $ 2,404      $1,470
California Money Fund ...........................     7,635         5,715         7,549         1,294        18,781        --

8.  GEOGRAPHIC AND INDUSTRY CONCENTRATION

There are certain risks arising from the California Money Fund's concentration in California municipal securities. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could result in certain adverse consequences including impairing the ability of certain issuers of California municipal securities to pay principal and interest on their obligations.

In addition, the Global Money Fund may invest at least 25% of its assets in bank obligations. As a result of this concentration policy, the Fund's investments may be subject to greater risk than a fund that does not concentrate in the banking industry. In particular, bank obligations may be subject to the risks associated with interest rate volatility, changes in Federal and state laws and regulations governing the banking industry and the inability of borrowers to pay principal and interest when due. In addition, foreign banks present risks similar to those investing in foreign securities generally and are not subject to the same reserve requirements and other regulations as U.S. banks.

The Global Money Fund invests in securities of foreign companies and foreign governments. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from future adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions.

Message From The President                                                   1

Yet Another Banner Year for U.S. Financial Markets                           2

Individual Fund Reviews                                                      7

Statements of Assets and Liabilities                                        34

Statements of Operations                                                    38

Statements of Changes in Net Assets                                         40

Statements of Changes in Net Assets -- Capital Stock Activity               44

Statements of Cash Flows                                                    48

Financial Highlights                                                        50

Portfolio of Investments                                                    75

Notes to Financial Statements                                              106


                            ------------------------
                                     SIERRA
                                  TRUST FUNDS
                            ------------------------
                            A Family of Mutual Funds

DEAR SHAREHOLDER:
--------------------------------------------------------------------------------

We are pleased to bring you the SIERRA TRUST FUNDS semi-annual report for the period ended December 31, 1997.

     I would like to take this opportunity to thank you, our shareholders, for your support and trust in the momentous undertakings of the last six months. As you know, the merger of GREAT WESTERN FINANCIAL CORPORATION, SIERRA'S former parent company, and WASHINTGON MUTUAL, INC. on July 1, 1997, has provided opportunities to benefit from increased assets under management while pursuing greater operating efficiencies. I am confident that the results of these initiatives will begin to be realized in the coming months.

     This year has been a momentous year also for the U.S. financial markets as well. Against a backdrop of shrinking budget deficits, the lowest unemployment rate in a quarter of a century, and continued moderate inflation, the U.S. stock market achieved its third consecutive year of 20%+ returns.

     Some market watchers suggest that the stock market's record-setting returns may reflect a new reality in economic and corporate efficiency. Nevertheless, we believe that the 10% to 12% annual return that stocks have produced during longer periods will remain the rule rather than the exception. Investors should realize that average annual returns in excess of 20% are exceptional and unlikely to continue indefinitely. Future short-term volatility could be sparked by a wide range of developments, including uncertainty in foreign markets and non-financial events such as worldwide weather patterns and the so-called Year 2000 problem (when computer programs could be thrown off by a technical glitch).

MARKET HIGHLIGHTS

     Throughout 1997, and particularly during the last six months, the U.S. financial markets turned in some of the best perfomances around the globe. Stocks rose to record highs while bond yields fell and bond values rose. More people than ever are investing in mutual funds. New investments inflows into stock mutual funds continued to climb in 1997. During 1990, net new cash flow into stock mutual funds was $12.8 billion, according the Investment Company Institute (ICI). In comparison, during 1996 net new investment reached $221.60 billion, and totaled $176.85 billion through the first nine months of 1997. Overall bond in-flows have also risen, to $24.13 billion through the first nine months of 1997, compared with $9.38 billion for the same time period during 1996, according to ICI.

     Returns from foreign markets reflected difficult times in some regions, and showed the path to recovery in others. With the Asian market volatility as a backdrop, the average emerging market fund in the Morningstar universe dropped 17.8% during the fourth quarter, 7.1% on the year. Diversified foreign funds dropped an average of 4.4% on the quarter, but rose 3.3% for the year. Funds that invest solely in Japan were off 18.7% in 1997, while funds dedicated to the emerging and newly emergent markets of the Pacific Rim dropped 35.4%.+

TAKE A LOOK AT TAX RELIEF

     One of the major events of the year occurred in August, when President Clinton signed The Taxpayer Relief Act of 1997. Among other things, this will reduce the top long-term capital gains tax rate from 28% to 20%. Other provisions of this important legislation introduced new IRA rules and several new types of IRA. One, called the Roth IRAs, allows withdrawals of non-deductible contributions and investment earnings tax and penalty free after five years.

     The change in tax legislation may have a significant impact on your personal financial plan and long-term strategy for achieving your financial goals. Your invest-ment professional can help you assess how the new capital gains rules may affect your after-tax portfolio returns. He or she can also assist you in evaluating new strategies for achieving long-term retirement and education-related financial goals. Of course, should you have any questions about your investments, particularly during periods of market volatility, I urge you to speak with your investment professional before making changes to your portfolio.

     We at SIERRA AND COMPOSITE welcome the opportunity to continue to serve you in the coming years -- years that we believe will present both challenges and significant opportunities for wealth accumulation.

Sincerely,


KEITH B. PIPES
President

YET ANOTHER BANNER YEAR FOR U.S. FINANCIAL MARKETS

U.S investors enjoyed another strong year. Solid economic growth and low inflation helped give the blue-chip Dow Jones Industrial Average an unprecedented third consecutive year of 20%-plus returns, while the broader Standard & Poor's Composite Index of 500 Stocks (S&P 500) posted a 33.36% total return for the year*+ . Meanwhile, government bond yields fell below 6%, pushing bond prices higher.

     Overshadowing these results was the well-watched "Asian contagion," a chaos of falling currency values and stock prices throughout Asia, which sent the Dow plummeting a record 554 points on October 27, 1997. The October decline marked the first correction of more than 10% in the Dow Jones industrial average in more than seven years. While the U.S. market quickly recovered, ongoing Asian woes could mean investors face prospects for a more subdued 1998 - a year of slower economic growth, lower investment returns, and higher market volatility.

LARGE CAP STOCKS LED THE MARKET

Investors favored the largest, most stable companies and the strongest, most diverse global economies in 1997, in part due to higher market volatility. Financial services firms, broadcasting companies, and advertisers turned in the best performances during the year, while houseware, semiconductor, and paper product firms did the worst.

     Smaller company stocks did well for the year, but they did not fare as well as the broader market after the October 27 correction. The small-cap companies lagged the S&P 500, with the Russell 2000 up 22.37%.**+ Part of this under-performance was due to investors fleeing smaller issues at year-end 1997 for the perceived comfort of larger stocks as Asia's currency crisis broadened.

     Sharp drops in technology stocks, which often dominate small-cap growth portfolios, were also a factor. During the second week of December, the Pacific Stock Exchange Technology Index+ dropped 9.8%, its second poorest one-week performance on record.

                        RETURNS FOR MAJOR ASSET CLASSES
                    One-Year Period Ended December 31, 1997

            LARGE COMPANY STOCKS                              33.35%
            SMALL COMPANY STOCKS                              22.36%
            INTERNATIONAL STOCKS                              1.77%
            LONG-TERM BONDS                                   14.52%
            INTERMEDIATE-TERM BONDS                            7.87%
            TREASURY BILLS (30 DAY)                            4.90%

Source: Ibbotson Associates. T-bills represent 30-Day U.S. Treasury Bills; Intermediate-Term Bonds are represented by Lehman Brothers Intermediate-Term Government and Corporate Bond Index; Long-Term Bonds are represented by Lehman Brothers Long-Term Government and Corporate Bond Index; Small Company Stocks are represented by Russell 2000 Stock Index; Large Company Stocks are represented by S&P 500 Composite Index; and International Stocks are represented by MSCI EAFE Index. Indices represent unmanaged performance. T-bills are generally considered the safest securities because they are short term and offer a fixed yield at maturity, which is guaranteed by the U.S. Government. Government bonds are riskier than T-bills because of the longer maturities; yet they are generally subject to less credit risk because the interest payments and return of principal are also backed by the U.S. Government, if held to maturity. An investor would typically purchase stocks for long-term growth of capital. However, stocks are often subject to significant price fluctuations and therefore an investor may have a gain or loss in principal when the shares are sold. This chart is not intended to represent the performance of any of the Sierra Trust Funds.

     In the year ahead, the tide could turn back to smaller stocks. Market analysts note that these issues' underlying values have been growing faster than their prices, while many larger companies have become overpriced relative to their underlying values. Smaller companies may also have better earnings prospects. The Wall Street Journal (Dec. 29, 1997) reported that earnings for companies in the Russell 2000 index were expected to rise more than 31% in 1998, compared with 14% for S&P 500 firms. Also, Asia-wary investors may begin to value the reduced overseas exposure of smaller stocks - at 26% compared with the average 44% overseas exposure of large-cap stocks.

INTEREST RATE FLUCTUATIONS
30-Year U.S. Treasury Bond Yields (January 3, 1997 - December 31, 1997)

                                                  6.64%
                          3-Jan.-97               6.73%
                         10-Jan.-97               6.84%
                         17-Jan.-97               6.82%
                         24-Jan.-97               6.89%
                         31-Jan.-97               6.79%
                          7-Feb.-97               6.70%
                         14-Feb.-97               6.52%
                         21-Feb.-97               6.64%
                         28-Feb.-97               6.80%
                          7-Mar.-97               6.81%
                         14-Mar.-97               6.94%
                         21-Mar.-97               6.97%
                         28-Mar.-97               7.09%
                          4-Apr.-97               7.12%
                         11-Apr.-97               7.17%
                         18-Apr.-97               7.05%
                         25-Apr.-97               7.14%
                          2-May -97               6.87%
                          9-May -97               6.89%
                         16-May -97               6.90%
                         23-May -97               6.99%
                         30-May -97               6.91%
                          6-Jun.-97               6.77%
                         13-Jun.-97               6.72%
                         20-Jun.-97               6.66%
                         27-Jun.-97               6.74%
                          4-Jul.-97               6.63%
                         11-Jul.-97               6.63%
                         18-Jul.-97               6.63%
                         25-Jul.-97               6.46%
                          1-Aug.-97               6.46%
                          8-Aug.-97               6.63%
                         15-Aug.-97               6.55%
                         22-Aug.-97               6.66%
                         29-Aug.-97               6.61%
                          5-Sep.-97               6.64%
                         12-Sep.-97               6.59%
                         19-Sep.-97               6.38%
                         26-Sep.-97               6.37%
                          3-Oct.-97               6.29%
                         10-Oct.-97               6.43%
                         17-Oct.-97               6.44%
                         24-Oct.-97               6.27%
                         31-Oct.-97               6.15%
                          7-Nov.-97               6.16%
                         14-Nov.-97               6.11%
                         21-Nov.-97               6.03%
                         28-Nov.-97               6.05%
                          5-Dec.-97               6.08%
                         12-Dec.-97               5.92%
                         19-Dec.-97               5.92%
                         26-Dec.-97               5.90%
                         31-Dec.-97               5.92%

Source: Bloomberg Business News

BOND MARKETS RALLIED ON LOW INFLATION

The yield on the bellwether 30-year U.S. Treasury bond (a benchmark of the broader bond market) fell to 5.92% as 1997 ended.* A continued absence of inflation should keep bond yields and prices fairly steady in 1998. The Lehman Brothers Aggregate Bond Index posted a total return of 9.68% for 1997, with much of that return earned in the last six months of the year.*** Bond trading surged during the October stock market correction as investors sought the relative safety of fixed income investments.

     Long-term yields fell through the psychologically important 6% "floor" in December, and some market watchers are wondering, "How much lower can they go?" Some analysts regard the current stock bull market as a natural "catch-up" phenomenon following the high-inflation days of the 1970s and early 1980s. Likewise, some experts believe the bond market is undergoing a comeback from an extended slump that spanned four decades and only ended in 1981, when yields peaked at 15.78%. Since then, the so-called "equity premium" between stock and bond returns has been relatively narrow. From 1982 through 1997 bonds had a real return of 9.4% compared with stocks' 12.5% real return according to Business Week (1/19/98).

     Among those buoying the U.S. bond market in 1997 have been Asia-wary investors in stocks, high-yield, and emerging-market bonds, who have sought the relative safety of government-backed U.S. Treasury securities in all maturities. In addition, some investors who traditionally favor mortgage-backed securities have shifted into Treasuries as concern builds that low rates will prompt a buildup in mortgage refinancings, potentially resulting in lower returns on mortgage securities. The move to U.S. Treasury securities has contributed to a flattening "yield curve," with little difference between short-and long-term interest rates.

     Municipal bond markets closely watched emerging tax legislation in 1997. The passage of The Taxpayer Relief Act of 1997 in August contained few surprises and further reduced investor's concerns about a possible "flat tax." The Lehman Brothers Municipal Bond Index posted a 9.2% total return for the year.***

INTERNATIONAL MARKETS POST MIXED RESULTS

Globally, markets mostly echoed similar bigger-is-better themes. In the industrialized world, Germany's DAX index rose 47.1%, while in the United Kingdom stocks gained 24.7%. Among the G-7 countries, only Japan's Nikkei index dropped -- losing 21.19%.* The global weak spot in equity investing was the smaller emerging markets of Asia. Morgan Stanley Capital International's EAFE index, a composite of 22 national markets, squeezed out a 1.78% total return for 1997, as losses during the second half of the year erased much of its earlier gains.***

DOW JONES INDUSTRIAL AVERAGE
(December 31, 1996 - December 31, 1997)

                               INTEREST RATE SPIKE

                                  ASIAN CRISIS

                                 INFLATION SCARE

                                                  6448
                          3-Jan.-97               6544
                         10-Jan.-97               6703
                         17-Jan.-97               6833
                         24-Jan.-97               6696
                         31-Jan.-97               6813
                          7-Feb.-97               6855
                         14-Feb.-97               6988
                         21-Feb.-97               6931
                         28-Feb.-97               6877
                          7-Mar.-97               7000
                         14-Mar.-97               6935
                         21-Mar.-97               6804
                         28-Mar.-97               6740
                          4-Apr.-97               6526
                         11-Apr.-97               6391
                         18-Apr.-97               6703
                         25-Apr.-97               6738
                          2-May -97               7071
                          9-May -97               7169
                         16-May -97               7194
                         23-May -97               7345
                         30-May -97               7331
                          6-Jun.-97               7435
                         13-Jun.-97               7782
                         20-Jun.-97               7796
                         27-Jun.-97               7687
                          4-Jul.-97               7895
                         11-Jul.-97               7921
                         18-Jul.-97               7890
                         25-Jul.-97               8113
                          1-Aug.-97               8194
                          8-Aug.-97               8031
                         15-Aug.-97               7694
                         22-Aug.-97               7887
                         29-Aug.-97               7622
                          5-Sep.-97               7622
                         12-Sep.-97               7742
                         19-Sep.-97               7917
                         26-Sep.-97               7922
                          3-Oct.-97               8038
                         10-Oct.-97               8045
                         17-Oct.-97               7847
                         24-Oct.-97               7716
                         31-Oct.-97               7442
                          7-Nov.-97               7581
                         14-Nov.-97               7572
                         21-Nov.-97               7881
                         28-Nov.-97               7823
                          5-Dec.-97               8149
                         12-Dec.-97               7838
                         19-Dec.-97               7768
                         26-Dec.-97               7679
                         31-Dec.-97               7908

Source: Bloomberg Business News

     The currency turmoil in Asia may have more long-term effects on the world economy and equity markets. The Organization for Economic Cooperation and Development estimated that the situation in Asia will cause a reduction in expected economic growth worldwide by nearly one-third in 1998.

CONSIDER ASSET ALLOCATION TO MANAGE RISK

Maintaining a diversified, well- allocated portfolio of investment assets can help investors weather periods of market turbulence.

     Asset allocation refers to the way in which your portfolio is divided among different asset categories, which may include money market, fixed-income, and stock investments. An effective asset allocation strategy reflects your personal financial circumstances, such as your investment time horizon, need for current income versus long-term growth, and your tolerance for short-term market fluctuations. You can further diver-sify your portfolio by investing in a variety of investment subcategories. For example, the stock portion of your portfolio may be diversified among stocks of small, medium, and large companies.

     The strong performance of the U.S. stock market since 1994 means that your investment portfolio may have a higher allocation in stocks than you originally intended. Fixed-income investments such as bonds and bond funds can help reduce variability in portfolio returns. While stocks have historically provided higher returns over time and therefore can add important growth potential to your portfolio, bonds can provide steady income even as market values fluctuate. In addition, bond prices can move independently from stock prices over time, helping to reduce investment risk.


DIVERSIFICATION CAN HELP REDUCE DOWNSIDE RISK
Variability in Investment Returns (for the 25-year period ended 12/31/96)

                                 STOCKS          DIVERSIFIED PORTFOLIO
                                 ------          ---------------------
HIGHEST ANNUAL RETURN            37.43%                   31.23%
LOWEST ANNUAL RETURN            -26.47%                  -12.45%

Source: Ibbotson Associates. STOCKS are represented by the Standard & Poor's Index of 500 Stocks (S&P 500). DIVERSIFIED PORTFOLIO represents a portfolio consisting of 40% stocks (S&P 500), 40% long-term bonds (Lehman Brothers Long-Term Government and Corporate Bond Index), and 20% intermediate-term bonds (Lehman Brothers Intermediate-Term Government and Corporate Bond Index). Past performance is not a guarantee of future results. For a more complete discussion about the risks associated with investing in stocks, bonds and other asset classes, please refer to the footnotes for the graph on page 2.

     For example, the graph on the next page compares the highest and lowest annual returns for stocks and a diversified portfolio of stocks and bonds over the last 25 years. While the range of returns for a portfolio of 100% stocks varied from 37% to -26%, the variation was only 31% to -12% in a diversified portfolio. In other words, during this period, a diversified portfolio captured much of the upside potential of stocks, but with dramatically less downside risk. Of course, past performance is not a guarantee of future results.

     Including international investments can also help smooth out fluctuations in portfolio returns, since domestic and international stock markets tend to move out of synch over various periods. Inter-national securities can pose higher currency and liquidity risks relative to domestic issues. However, higher risks can produce higher returns. Over the 20 years ended December 31, 1996, a portfolio allocated 80% to the S&P 500 and 20% to international stocks represented by the EAFE index earned slightly higher returns with less variability than a portfolio allocated 100% to the S&P 500. Of course, past performance does not guarantee future results.

OUTLOOK FOR A MORE SOBER ECONOMY

The "Goldilocks economy" - not too swift to trigger inflation, but growing enough to keep businesses happy - continued in 1997, with Gross Domestic Product
(GDP) growing at an estimated annualized rate of 3.7%.* However, projections are for GDP to slow to the 2.1% -2.4% range in 1998. Inflation (measured by the consumer price index) could rise from its current 1.8% to an annual rate of 2.2% to 2.5% by year-end 1998.

     This slowdown in economic growth would likely stem from Asia's difficulties. When a foreign currency drops in value in relation to the U.S. dollar, it becomes relatively more expensive for people in that country to buy American goods. As a result, demand for imports in that area of the world is likely to cool, trimming earnings among multinational U.S. firms that depend on these countries for a solid portion of their business. At the same time, the strong dollar also makes exports from Asia cheaper for American consumers. That, in turn, could threaten domestic sales of American companies who compete with imports from abroad. Investors may react by driving down the stock prices of those businesses, a factor which may have contributed to Wall Street's October plummet.

     On the flip side, it is possible that the troubles in Asia may be insufficient to prevent domestic demands from accelerating. Some U.S. companies report they expect much of their loss of business will be made up through strong sales in Europe and Latin America. Should this scenario occur, it is quite likely the Fed would be forced to take action to try to orchestrate a "soft landing".

     Investors should anticipate a less-enthusiastic stock market in most areas. Consensus projections for the broad market's year-end 1998 returns are in the 8% to 12% range with higher volatility across all stock sectors.

LOOK TO YOUR INVESTMENT PROFESSIONAL FOR HELP

Following last year's strong stock and bond market performances, now is a good time to review your portfolio with your Sierra investment professional to make sure that your portfolio remains on track toward your financial goals. Your investment professional can assist you in evaluating whether your current asset allocation is appropriate for your time frame and the current market environment. An appropriate asset allocation strategy can help reduce the negative impacts of market volatility on your overall investment returns.

     The Composite Family of Mutual Funds offers an array of professionally managed investments that may be appropriate for your portfolio. Speak with your investment professional about how long-term investing and the Composite Family of Mutual Funds can help you pursue your financial dreams.


--------------------------------------------------------------------------------
  * Source: The Wall Street Journal, Jan. 2, 1998. The S&P 500 is an unmanaged index that is generally considered representative of large-capitalization U.S. stocks. Past performance does not guarantee future results.
 ** Source: The Frank Russell Company. The Russell 2000 Index(R) is an unmanaged index that is generally considered representative of small-capitalization U.S. stocks. Past performance does not guarantee future results.
  + The performance of any index is not indicative of the performance of any particular investment and does not take into account brokerage commissions or other expenses associated with purchasing individual investments. Individuals cannot invest directly in any index.
*** Source: Morningstar, Inc. Results include the reinvestment of dividends and capital gains. If dividends and capital gains were not reinvested, the performance results would have been lower.
 ++ Investors cannot invest directly in any index. Past performance does not guarantee future results. Investments in international securities are sometimes subject to somewhat higher taxation and higher currency risk, as well as less liquidity, compared with investments in domestic securities.

                                                         INDIVIDUAL FUND REVIEWS
--------------------------------------------------------------------------------

SIERRA INVESTMENT
ADVISORS CORPORATION
--------------------------------------------------------------------------------

SIERRA Investment Advisors Corporation ("SIERRA Advisors"), a registered investment advisor, is the investment advisor to the SIERRA Trust Funds, and has general oversight responsibility for the advisory services provided to the Funds. These services include formulating the Funds' investment policies, analyzing economic trends affecting the Funds, and directing and evaluating the investment services provided by the Sub-Advisors and the individual Portfolio Managers of each Fund. SIERRA Advisors supervises the Portfolio Managers' day-to-day management of the Funds in the SIERRA Trust Funds family to ensure that the policies and guidelines are met, and to determine appropriate investment performance measures.

--------------------------------------------------------------------------------
STEPHEN C. SCOTT
President and Chief Investment Officer
--------------------------------------------------------------------------------

Mr. Scott received his B.A. and M.B.A. from California State University, Long Beach. He joined the firm in 1988, and is responsible for providing economic analysis, as well as conducting investment analysis and management for the SIERRA Asset Management (SAM) Portfolios, Sierra Asset Manager, and the SAM Program. Prior to joining SIERRA Advisors, Mr. Scott was President & Chairman of his own firm, SDS Investment Advisors, after serving nine years as Senior Pension Investment Manager with the Group Pension and Investment Division of The Equitable Life Assurance Society of the United States.

--------------------------------------------------------------------------------
MICHAEL D. GOTH
Chief Operating Officer
--------------------------------------------------------------------------------

Mr. Goth received his B.S. and M.S. degrees from Rensselaer Polytechnic Institute of New York, and M.B.A. from Harvard Business School. He joined the firm in 1991 and is responsible for the supervision of the SIERRA Trust Funds' Portfolio Managers. Previously, he served as Vice President of The Boston Company Advisors, Inc. He also served as Executive Vice President of the GIT Mutual Fund Group for over ten years.

--------------------------------------------------------------------------------
UNDERSTANDING THE
ENCLOSED CHARTS AND
PERFORMANCE FIGURES

In order to help you understand the SIERRA Trust Funds' investment performance, we have included the following discussions along with graphs that compare the Funds' performance with certain market indices. Descriptions of these indices are provided next to the individual graphs on the following pages.

Generally, an index represents the market value of an unmanaged group of securities, regarded by investors as representative of a particular market. An index does not reflect any asset-based charges for investment management or other expenses. Total return is used to measure a Fund's performance and reflects both changes in the value of the price of the Fund's shares as well as any income dividend and/or capital gain distributions made by the Fund during the period. Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

The 30-day average yield is computed by dividing net investment income per share earned over the one-month period ended December 31, 1997, by the maximum offering price on that date, and annualizing the result.

Yield indicates the investment income per share as a percentage of the offering price, whereas total return includes both net investment income and changes in the value of the shares as a percentage of the initial investment. The 30-day SEC yield is the yield calculated pursuant to a standard formula required by the Securities and Exchange Commission ("SEC") for performance advertisement purposes, and does not imply any endorsement or recommendation by the SEC. |_|

--------------------------------------------------------------------------------

TO OUR
SHAREHOLDERS:

We are pleased to provide you with an overview of the following Funds in the SIERRA TRUST FUNDS family for the six-month period ended December 31, 1997. To help you better understand the outstanding investment management available to you as a SIERRA TRUST FUNDS' shareholder, we have also included biographies highlighting the investment professionals managing your Funds.

--------------------------------------------------------------------------------
  SHORT TERM HIGH QUALITY BOND FUND
--------------------------------------------------------------------------------

PORTFOLIO MANAGER:
SCUDDER, STEVENS & CLARK, INC.

-------------------------

[Photo of Thomas M. Poor]

-------------------------

Thomas M. Poor

Mr. Poor, Managing Director of Scudder, is the portfolio manager for the SIERRA SHORT TERM HIGH QUALITY BOND FUND. He is a Chartered Financial Analyst and has been with Scudder since 1970. Mr. Poor has had primary investment management responsibility for the Fund since its inception.

PERFORMANCE REVIEW:

From the Fund's inception (November 1, 1993) through December 31, 1997, the SIERRA SHORT TERM HIGH QUALITY BOND FUND (Class A Shares) advanced 4.32% on an average annual total return basis, or 3.43% adjusted for the maximum sales charge. For the 12-month period ended December 31, 1997, the Fund's total return was 5.77%, or 2.07% adjusted for the maximum sales charge. THE FUND'S 30-DAY SEC YIELD AS OF DECEMBER 31, 1997, WAS 5.86%. For additional information, including Class B and Class S Share performance, see the accompanying chart.

WHAT WERE THE MOST SIGNIFICANT FACTORS CONTRIBUTING TO THE FUND'S PERFORMANCE OVER THE SIX-MONTH PERIOD ENDED DECEMBER 31, 1997?

Interest rates during the second half of 1997 dropped dramatically, making it a strong period for fixed income investments. Influenced by a steady flow of good news on the inflation front, plus positive movements in unemployment, wages, and corporate productivity, the bond market posted healthy gains during the period. The Fund was impacted most significantly by the strong performance of the corporate bond sector which despite a late-year sell-off that resulted from the Asian currency crisis was still up nearly 10% for 1997. The Fund also benefited from its focus on building a yield advantage over competitive funds in its peer group.

Growth of a $10,000 Investment (Class A Shares)

Inception 11/1/93              10005             9655             10000
                               10052             9700              9904
                               10098             9745             10046
                               10063             9711              9944
Mar                             9946             9599              9831
                                9907             9561              9772
                                9915             9568              9788
Jun                             9927             9580              9816
                                9981             9632              9944
                                9989             9639              9988
Sep                             9993             9644              9933
                                9997             9647              9945
                               10002             9652              9888
Dec 94                          9842             9497              9910
                                9851             9507             10074
                                9942             9594             10274
Mar                            10036             9685             10339
                               10130             9776             10461
                               10357             9995             10730
Jun                            10366            10003             10800
                               10375            10012             10828
                               10472            10105             10922
Sep                            10524            10156             10993
                               10625            10253             11100
                               10726            10351             11233
Dec 95                         10829            10450             11340
                               10933            10550             11458
                               10852            10472             11378
Mar                            10815            10437             11331
                               10776            10399             11321
                               10786            10408             11330
Jun                            10891            10509             11437
                               10951            10587             11480
                               10963            10579             11504
Sep                            11069            10682             11650
                               11171            10780             11831
                               11268            10874             11962
Dec 96                         11274            10879             11920
                               11278            10884             11979
                               11337            10940             12010
Mar                            11349            10952             11956
                               11404            11005             12080
                               11507            11104             12177
Jun                            11560            11156             12284
                               11720            11310             12498
                               11727            11317             12460
Sep                            11780            11368             12590
                               11840            11425             12678
                               11846            11431             12700
Dec 97                         11925            11508             12783

* Index total returns were calculated from 10/31/93 to 12/31/97. The Lehman Brothers Mutual Fund Short (1-5) Investment Grade Debt Index includes all investment-grade, corporate debt securities with maturities of one to five years, assumes reinvestment of all dividends/distributions, and does not reflect any asset-based charges for investment management or other expenses. Past performance does not guarantee future performance. The returns shown for the Fund assume reinvestment of all dividends/distributions by the shareholder.

During the period noted, the Advisor (SIERRA Investment Advisors Corporation) and Administrator (SIERRA Fund Administration Corporation) waived a portion of their management fees, the Advisor absorbed other expenses, and credits were allowed by the Custodian. In the absence of the waivers and absorption of other expenses or Custodian credits, yield and total return would have been lower.

The performance of the Class B Shares and Class S Shares will be less than indicated by the lines shown above for the Class A Shares, based on the differences in sales loads and fees paid by Class B and Class S shareholders.

---------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/97                           6 MONTH          1 YEAR         SINCE INCEPTION
                                                                      -------          ------         ---------------
                                                                                                    (November 1, 1993)
Class A Shares
Fund (not adjusted for sales charge)                                    3.15%          5.77%              4.32%
Fund (adjusted for the maximum 3.5% sales charge)                      -0.46%          2.07%              3.43%
Lehman Brothers Mutual Fund Short (1-5) Investment Grade Debt Index*    4.06%          7.27%              6.07%

---------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/97                           6 MONTH          1 YEAR         SINCE INCEPTION
                                                                      -------          ------         ---------------
                                                                                                      (June 30, 1994)
Class B Shares
Fund (not adjusted for contingent deferred sales charge)                 2.76%          4.98%              4.59%
Fund (adjusted for the maximum 4% contingent deferred sales charge)     -1.24%          1.00%              4.34%++
Lehman Brothers Mutual Fund Short (1-5) Investment Grade Debt Index*     4.06%          7.27%              7.84%

Class S Shares
Fund (not adjusted for contingent deferred sales charge)                 2.76%          4.98%             4.59%
Fund (adjusted for the maximum 5% contingent deferred sales charge)     -2.24%          0.00%             3.84%++++
Lehman Brothers Mutual Fund Short (1-5) Investment Grade Debt Index*     4.06%          7.27%             7.84%

  ++ Adjusted for the maximum 1% CDSC for shares held since inception.
++++ Adjusted for the maximum 3% CDSC for shares held since inception.

---------------------------------------------------------------------------------------------------------------------

WHAT MARKET CONDITIONS AFFECTED THE FUND'S PERFORMANCE DURING THE PERIOD, AND WHAT INVESTMENT TECHNIQUES WERE USED TO ADDRESS THOSE CONDITIONS?

As interest rates fell, the yield of the 30-year U.S. Treasury Bond ended the year with a flourish, at 5.92%, a drop of 86 basis points or 0.86% from June 30, 1997. While bonds with the longest maturities performed the best in this declining interest rate environment, shorter-term issues also benefited. With benign inflation, slow economic growth, and a potential budget surplus in the foreseeable future, we continue to focus on developing an income advantage in the Fund. We maintained duration, or the Fund's relationship to interest rates changes, in a fairly tight range, while continuing to emphasize the corporate, mortgage and asset-backed sectors, all of which contributed to the Fund's positive performance over the six months ended December 31, 1997.

WERE THERE ANY SHIFTS IN THE FUND'S PORTFOLIO HOLDINGS/SECTORS THAT HAD A SIGNIFICANT IMPACT ON FUND PERFORMANCE?

We made slight shifts in the Fund's portfolio holdings in order to take advantage of sectors that were performing well. These included mortgage- and asset-backed securities, as well as corporate bonds. During the second half of 1997, we increased the Fund's exposure to these sectors and decreased our commitment to U.S. Treasury obligations, a strategy which was in line with our focus on building a yield advantage.

WHAT IS OUR INTERMEDIATE- AND LONG-TERM OUTLOOK FOR THE FUND?

Our intermediate and long-term outlook for interest rates is positive. The Fund should benefit from stable to falling interest rates over the near term. From an economic and market perspective, there is much to be optimistic about: inflation remains low, corporate profit in major industries such as technology continues to be strong, and excess capacity exists in virtually every industry. On the shorter-term horizon, there is a possibility that the Pacific Rim currency crisis may contribute to deflationary pressures in the U.S., a trend that would help support the U.S. Treasury market.

However, some concerns still remain. On the risk side of the equation stands a U.S. bond market that has rallied to new highs and is testing historic levels. Wage pressure, an important component of inflation which has not been a factor in the U.S. economy in recent years, will have a negative impact on the financial markets when it does appear. Many economists have been confounded by the absence of wage pressure this late in the economic cycle. Finally, and perhaps most importantly, all the positive economic news that have surfaced recently may result in strong Gross Domestic Product (GDP) growth. This could add to inflationary forces and cause bond prices to drop.

  HIGH-QUALITY PORTFOLIO FOR ADDED PRINCIPAL STABILITY

                  AAA                          71.94%
                  BBB                          28.06%

                Note: Bond ratings provided by Standard & Poors.
              Allocation percentages are based on total investment
                     value of the portfolio as of 12/31/97.

--------------------------------------------------------------------------------
  SHORT TERM GLOBAL GOVERNMENT FUND
--------------------------------------------------------------------------------

--------------------------

[Photo of Adam M. Greshin]

--------------------------

Adam M. Greshin

PORTFOLIO MANAGER:
SCUDDER, STEVENS & CLARK, INC.

Adam M. Greshin is the lead portfolio manager for the SIERRA SHORT TERM GLOBAL GOVERNMENT FUND. Mr. Greshin joined Scudder in 1986 as an international bond analyst. Currently, he is Product Leader for Scudder's global and international fixed-income investing. He was involved in the original design of the Fund and has served as a member of the Fund's portfolio management team since 1992. Mr. Greshin assumed responsibility for the Fund's day-to-day management and investment strategies in November 1995.

PERFORMANCE REVIEW:

From the Fund's inception (February 11, 1992) through December 31, 1997, the SIERRA SHORT TERM GLOBAL GOVERNMENT FUND (Class A Shares) advanced 6.07% on an average annual total return basis, or 5.43% adjusted for the maximum sales charge. For the 12-month period ended December 31, 1997, the Fund's total return was 4.64% or 0.97% adjusted for the maximum sales charge. THE FUND'S 30-DAY SEC YIELD AS OF DECEMBER 31, 1997, WAS 6.85%. For additional information, including Class B and Class S Share performance, see the accompanying chart.

WHAT WERE THE MOST SIGNIFICANT FACTORS CONTRIBUTING TO THE FUND'S PERFORMANCE OVER THE SIX-MONTH PERIOD ENDED DECEMBER 31, 1997?

The Fund benefited from a rally in the global bond markets which lasted through most of 1997. By year-end, global bond yields were at or near their highs for 1997. High-yielding markets around the world were the destination of choice as investors sought out yield. The primary beneficiaries of this trend were lower-rated, higher-yield bonds issued in the United States, emerging markets, and peripheral Europe. Remarkably, the U.S. is now considered a high-yield market as interest rates in core Europe, Japan and Canada have dropped below comparable rates in the U.S. While the robust U.S. economy has pushed the U.S. Dollar higher, dampening global bond returns, returns for this asset class still ended the year in positive territory.

Growth of a $10,000 Investment (Class A Shares)

Inception* 2/11/92             10000             9650             10000
                               10000             9650             10000
                               10015             9665             10000
Mar                            10006             9655              9945
                               10157             9801             10028
                               10313             9952             10280
Jun                            10550            10181             10553
                               10636            10264             10748
                               10544            10175             11019
Sep                            10617            10246             10965
                               10560            10190             10688
                               10626            10254             10521
Dec 92                         10659            10286             10561
                               10726            10351             10702
                               10746            10370             10768
Mar                            10900            10519             10904
                               10966            10582             11126
                               11120            10731             11203
Jun                            11186            10795             11137
                               11249            10855             11074
                               11315            10919             11303
Sep                            11341            10944             11424
                               11453            11052             11394
                               11375            10977             11291
Dec 93                         11383            10985             11359
                               11494            11091             11480
                               11409            11010             11442
Mar                            11327            10930             11493
                               11385            10986             11526
                               11347            10950             11510
Jun                            11310            10914             11636
                               11327            10930             11729
                               11294            10899             11744
Sep                            11354            10957             11844
                               11371            10973             12020
                               11485            11083             11825
Dec 94                         11250            10856             11843
                               11259            10865             12069
                               11259            10865             12284
Mar                            11267            10872             12661
                               11426            11026             12816
                               11538            11135             13045
Jun                            11543            11139             13158
                               11705            11295             13300
                               11817            11404             13086
Sep                            11981            11562             13316
                               12044            11623             13464
                               12158            11733             13538
Dec 95                         12239            11811             13709
                               12361            11928             13640
                               12426            11991             13677
Mar                            12446            12010             13662
                               12573            12133             13621
                               12590            12150             13671
Jun                            12715            12270             13786
                               12731            12285             13997
                               12857            12407             14069
Sep                            13037            12580             14102
                               13219            12757             14321
                               13403            12934             14420
Dec 96                         13517            13044             14423
                               13529            13056             14086
                               13534            13061             13922
Mar                            13551            13076             13904
                               13628            13151             13847
                               13704            13225             14076
Jun                            13842            13358             14136
                               13917            13430             13962
                               13874            13388             14038
Sep                            14013            13522             14264
                               14036            13545             14485
                               14062            13570             14346
Dec 97                         14145            13650             14300

* Index total returns were calculated from 2/28/92 to 12/31/97. The Lehman Brothers Mutual Fund Short World Multimarket Index includes all debt instruments of the United States, and 12 Lehman major countries, with each instrument denominated by U.S. Dollars with maturities of one to five years. The Index assumes reinvestment of all dividends/distributions, and does not reflect any asset-based charges for investment management or other expenses. Past investment performance does not guarantee future performance. The returns shown for the Fund assume reinvestment of all dividends/distributions by the shareholder.

During the period noted, the Advisor (SIERRA Investment Advisors Corporation), Administrator (SIERRA Fund Administration Corporation) and Distributor waived a portion of their manage- ment or distribution fees, the Administrator absorbed other expenses, and credits were allowed by the Custodian. In the absence of the waivers, absorption of other expenses, or Custodian credits, yield and total return would have been lower.

The performance of the Class B Shares and Class S Shares will be less than indicated by the lines shown above for the Class A Shares, based on the differences in sales loads and fees paid by Class B and Class S shareholders.

-------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/97                     6 MONTH        1 YEAR        5 YEAR      SINCE INCEPTION
                                                                -------        ------        ------      ---------------
                                                                                                       (February 11, 1992)
Class A Shares
Fund (not adjusted for sales charge)                              2.18%         4.64%        5.82%            6.07%
Fund (adjusted for the maximum 3.5% sales charge)                -1.40%         0.97%        5.07%            5.43%
Lehman Brothers Mutual Fund Short World Multimarket Index*        1.16%        -0.74%        6.25%            6.42%

-------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/97                      6 MONTH        1 YEAR        5 YEAR      SINCE INCEPTION
                                                                 -------        ------        ------      ---------------
                                                                                                          (June 30, 1994)
Class B Shares
Fund (not adjusted for contingent deferred sales charge)          1.80%         3.86%         N/A            5.80%
Fund (adjusted for the maximum 4% contingent deferred
  sales charge)                                                  -1.89%         0.20%         N/A            5.58%++
Lehman Brothers Mutual Fund Short World Multimarket Index*        1.16%        -0.74%         N/A            6.07%

Class S Shares
Fund (not adjusted for contingent deferred sales charge)          1.80%         3.86%         N/A            5.80%
Fund (adjusted for the maximum 5% contingent deferred
  sales charge)                                                  -2.81%        -0.71%         N/A            5.12%++++
Lehman Brothers Mutual Fund Short World Multimarket Index*        1.16%        -0.74%         N/A            6.07%

  ++ Adjusted for the maximum 1% CDSC for shares held since inception.
++++ Adjusted for the maximum 3% CDSC for shares held since inception.

-------------------------------------------------------------------------------------------------------------------------

WHAT MARKET CONDITIONS AFFECTED THE FUND'S PERFORMANCE DURING THE PERIOD, AND WHAT INVESTMENT TECHNIQUES WERE USED TO ADDRESS THOSE CONDITIONS?

After a shaky start, bond markets in the developed world gained ground during 1997 (as measured in local currency terms). The strongest performing markets were in peripheral Europe where relatively high interest rates trended lower in anticipation of European Monetary Union (EMU). The largest gains were achieved in the United Kingdom, where talk of eventual British participation in EMU led to a dramatic rally in longer-term bonds. Core Europe did not fare as well, as investors responded negatively to the prospect of higher short-term interest rates in Germany. Elsewhere, in Japan, news that second quarter Gross Domestic Product (GDP) declined by 11% on an annualized basis pushed Japanese bonds higher.

In terms of currency valuations, the U.S. Dollar generally moved higher, supported by a strong U.S. economy. In Europe, currencies were driven down by the perception that the Euro Dollar would be weaker than anticipated to allow more countries to join the first round of currency union. In August and September, European currencies gained some ground, but still ended the year on a down note. Japan's economic troubles sent the Yen lower despite a good second quarter of 1997. The only pocket of currency strength was in Sweden where a strong economy increased the probability of a rate hike and helped the Swedish Kroner appreciate against the U.S. Dollar.

In response to these market conditions, the Fund's duration - a measure of the Fund's price fluctuations when interest rates change was continually adjusted to take advantage of economic and interest rate trends around the world. On the currency front, we also continued to hedge the majority of the portfolio's international exposure into U.S. Dollars in an effort to provide stability for the Fund's net asset value. This tactic helped the Fund take advantage of the renewed strength of the U.S. Dollar and contributed to overall returns.

WERE THERE ANY SHIFTS IN THE FUND'S PORTFOLIO HOLDINGS/SECTORS THAT HAD A SIGNIFICANT IMPACT ON FUND PERFORMANCE?

Generally, bond funds with longer duration and average maturity achieve greater price appreciation when interest rates fall. To take advantage of the declining interest rate environment during most of 1997, the Fund's duration was extended from approximately 1.8 years on June 30, 1997, to about 2 years at the end of the year. In addition, we emphasized the dollar-bloc markets of Canada and New Zealand, which benefited from the currency appreciation in this sector, while reducing exposure to Europe where interest rates were trending higher. With our hedging strategy and focus on dollar-denominated markets, the strength of the U.S. Dollar was a positive factor contributing to the Fund's total return for the six-month period ended December 31, 1997.

WHAT IS OUR INTERMEDIATE- AND LONG-TERM OUTLOOK FOR THE FUND?

On January 9, 1998, shareholders of the Short Term Global Government Fund approved the merger into the Short Term High Quality Bond Fund. While the investment objectives of these funds are substantially similar, there are certain differences in management style. The Short Term High Quality Bond Fund invests in a diversified portfolio of investment-grade U.S. Government, investment-grade corporate debt, and mortgage-backed securities, with average maturities between one and three years. These investments are used to seek a high level of current income and a high degree of principal stability. The short maturity and high quality bonds are intended to significantly reduce price volatility. The domestic holdings avoid both the currency risks and political, economic, and credit risks of foreign investing. Although some risks of foreign investing can be averted by currency hedging, these techniques involve costs and may not always produce sufficient net benefits for investors.

Because of the differences in the funds, there have been periods during which the Short Term High Quality Bond Fund has both outperformed and underperformed the Short Term Global Government Fund. We believe that, over time, the risks associated with international investing outweigh any marginal gains in returns generated by these investments. The risks associated with global investing have been even more pronounced recently with the weakness of many currencies relative to the U.S. Dollar.

We believe that the Short Term High Quality Bond Fund is an excellent fund for shareholders seeking income with a high degree of principal stability from its quality domestic holdings.

--------------------------------------------------------------------------------
  DIVERSIFICATION BY REGION
--------------------------------------------------------------------------------

                  Europe                       49.38%
                  Americas                     39.68%
                  New Zealand                  10.02%
                  Africa                        0.92%

              Allocation percentages are based on total investment
                     value of the portfolio as of 12/31/97.

--------------------------------------------------------------------------------
  U.S. GOVERNMENT FUND
--------------------------------------------------------------------------------

PORTFOLIO MANAGER:
BLACKROCK FINANCIAL
MANAGEMENT, INC.

-----------------------------

[Photo of Keith Anderson]

-----------------------------

Keith Anderson

-----------------------------

[Photo of Andrew J. Phillips]

-----------------------------

Andrew J. Phillips

The day-to-day management of the SIERRA U.S. GOVERNMENT FUND'S portfolio is the responsibility of a committee composed of individuals who are officers of BlackRock. This committee has managed the Fund since December 1994 and is supervised by Keith Anderson and Andrew J. Phillips. Mr. Anderson, a Managing Director of BlackRock, has been co-head of its Portfolio Management Group since 1988. Mr. Phillips has been a portfolio manager of BlackRock since 1991 and a Principal of BlackRock since 1996.

PERFORMANCE REVIEW:

From the Fund's inception (July 25, 1989) through December 31, 1997, the SIERRA U.S. GOVERNMENT FUND (Class A Shares) advanced 7.55% on an average annual total return basis, or 6.97% adjusted for the maximum sales charge. For the 12-month period ended December 31, 1997, the Fund's total return was 9.74%, or 4.80% adjusted for the maximum sales charge. THE FUND'S 30-DAY SEC YIELD AS OF DECEMBER 31, 1997, WAS 6.49%. For additional information, including Class B and Class S Share performance, see the accompanying chart.

WHAT WERE THE MOST SIGNIFICANT FACTORS CONTRIBUTING TO THE FUND'S PERFORMANCE OVER THE SIX-MONTH PERIOD ENDED DECEMBER 31, 1997?

The Fund benefited from very strong economic conditions during the past six months. The U.S. economy continued its steady growth during the second half of 1997, fueled by increased consumer spending and low unemployment. The primary inflation indicators, the Consumer and Producer Price Indices, remained dormant throughout the period, and the unemployment rate stayed low. This healthy economic environment prompted the Federal Reserve to leave interest rates unchanged at 5.50% in September. The positive momentum has continued into the early days of 1998 based, in part, on the possibility of a balanced budget and on comments by Federal Reserve Chairman Alan Greenspan that deflation might be an issue. While low unemployment still threatens to exert wage pressures on the economy, the bull market continued into the fourth quarter of 1997, leading yields to finish the year near historic lows. New home sales recently hit a cyclical peak, and consumer confidence and spending remain high. Despite strong growth, inflation appears to be remarkably controlled with producer prices continuing to decline and 1997's core CPI at a 30-year low.

Growth of a $10,000 Investment (Class A Shares)


Inception* 7/23/89 10000             9550             10000         10000
                   10020             9569             10000         10000
                    9920             9473              9832         9870
                    9979             9530              9874         9940
                   10182             9724             10130         10167
                   10292             9829             10228         10278
Dec 89             10385             9918             10246         10338
                   10306             9842             10101         10266
                   10345             9880             10121         10326
                   10375             9908             10119         10352
                   10319             9855             10030         10259
                   10561            10086             10310         10577
Jun                10698            10217             10473         10744
                   10869            10380             10607         10931
                   10828            10341             10460         10815
                   10896            10406             10560         10904
                   10999            10504             10732         11027
                   11179            10676             10970         11259
Dec 90             11357            10846             11141         11448
                   11466            10950             11260         11622
                   11538            11019             11324         11719
                   11608            11085             11382         11799
                   11712            11185             11507         11908
                   11770            11241             11552         12013
Jun                11783            11252             11536         12023
                   11960            11422             11673         12227
                   12193            11644             11944         12449
                   12408            11850             12194         12682
                   12589            12023             12302         12892
                   12699            12127             12425         12985
Dec 91             13041            12454             12848         13246
                   12863            12284             12648         13093
                   12957            12373             12697         13217
                   12864            12285             12624         13132
                   12983            12399             12703         13261
                   13217            12622             12938         13500
Jun                13401            12798             13123         13659
                   13561            12951             13454         13779
                   13722            13104             13579         13958
                   13832            13209             13771         14067
                   13657            13043             13572         13943
                   13678            13062             13549         13987
Dec 92             13869            13245             13777         14167
                   14084            13451             14070         14353
                   14235            13594             14352         14498
                   14305            13662             14399         14586
                   14377            13730             14510         14662
                   14408            13760             14494         14745
Jun                14589            13933             14816         14858
                   14648            13989             14906         14917
                   14762            14098             15239         14987
                   14711            14049             15296         15001
                   14771            14106             15355         15044
                   14719            14057             15186         15014
Dec 93             14811            14144             15245         15136
                   15014            14338             15454         15285
                   14768            14104             15126         15178
                   14276            13634             14786         14784
                   14085            13452             14669         14674
                   13981            13352             14650         14733
Jun                13919            13293             14616         14701
                   14181            13543             14885         14995
                   14208            13569             14888         15043
                   13996            13367             14678         14829
                   13918            13292             14668         14820
                   13825            13203             14642         14774
Dec 94             13943            13316             14731         14892
                   14246            13605             15005         15211
                   14597            13940             15327         15599
                   14656            13996             15424         15672
                   14855            14186             15626         15895
                   15275            14587             16256         16396
Jun                15335            14645             16381         16489
                   15300            14611             16320         16517
                   15472            14776             16511         16689
                   15578            14877             16670         16836
                   15798            15087             16923         16986
                   16018            15298             17187         17179
Dec 95             16241            15510             17431         17394
                   16398            15660             17538         17524
                   16111            15386             17180         17379
                   15988            15268             17037         17316
                   15898            15183             16928         17288
                   15824            15112             16899         17218
Jun                15999            15279             17117         17455
                   16041            15319             17160         17520
                   16014            15293             17122         17520
                   16296            15582             17407         17813
                   16684            15933             17790         18162
                   16917            16156             18099         18421
Dec 96             16836            16078             17915         18326
                   16930            16168             17934         18461
                   17025            16259             17959         18522
                   16783            16928             17769         18348
                   17023            16257             18025         18640
                   17192            16418             18181         18822
Jun                17398            16615             18385         19043
                   17824            17022             18907         19401
                   17685            16889             18720         19355
                   17951            17143             19001         19556
                   18254            17433             19329         19773
                   18280            17457             19428         19838
Dec 97             18473            17642             19632         20065

* Index total returns were calculated from 7/31/89 to 12/31/97. The Lehman Brothers U.S. Govern- ment Index represents all U.S. Government agency and Treasury securities. The Lehman Brothers U.S. Mortgage Index includes all U.S. agency mortgage-backed securities. The indices assume reinvestment of all dividends/distributions, and do not reflect any asset-based charges for investment management or other expenses. Past investment performance does not guarantee future performance. The returns shown for the Fund assume reinvestment of all dividends/distributions by the shareholder.

During the period noted, the Advisor (SIERRA Investment Advisors Corporation), Administrator (SIERRA Fund Administration Corporation) and Distributor waived a portion of their management or distribution fees, the Advisor and Administrator absorbed other expenses, and credits were allowed by the Custodian. In the absence of the waivers, absorption of other expenses, or Custodian credits, yield and total return would have been lower.

The performance of the Class B Shares and Class S Shares will be less than indicated by the lines shown above for the Class A Shares, based on the differences in sales loads and fees paid by Class B and Class S shareholders.

-------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/97                      6 MONTH        1 YEAR       5 YEAR       SINCE INCEPTION
                                                                 -------        ------       ------       ---------------
                                                                                                          (July 25, 1989)
Class A Shares
Fund (not adjusted for sales charge)                              6.18%         9.74%        5.90%            7.55%
Fund (adjusted for the maximum 4.5% sales charge)                 1.41%         4.80%        4.93%            6.97%
Lehman Brothers U.S. Government Index*                            6.78%         9.59%        7.34%            8.34%
Lehman Brothers U.S. Mortgage Index*                              5.36%         9.49%        7.21%            8.63%

-------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/97                     6 MONTH        1 YEAR       5 YEAR       SINCE INCEPTION
                                                                -------        ------       ------       ---------------
                                                                                                         (June 30, 1994)
Class B Shares
Fund (not adjusted for contingent deferred sales charge)          5.79%         8.93%        N/A               7.62%
Fund (adjusted for the maximum 5% contingent deferred
  sales charge)                                                   0.79%         3.93%        N/A               6.90%++
Lehman Brothers U.S. Government Index*                            6.78%         9.59%        N/A               8.79%
Lehman Brothers U.S. Mortgage Index*                              5.36%         9.49%        N/A               9.29%

Class S Shares
Fund (not adjusted for contingent deferred sales charge)          5.79%         8.93%        N/A               7.62%
Fund (adjusted for the maximum 5% contingent deferred
  sales charge)                                                   0.79%         3.93%        N/A               6.90%++
Lehman Brothers U.S. Government Index*                            6.78%         9.59%        N/A               8.79%
Lehman Brothers U.S. Mortgage Index*                              5.36%         9.49%        N/A               9.29%

++ Adjusted for the maximum 3% CDSC for shares held since inception.

-------------------------------------------------------------------------------------------------------------------------

WHAT MARKET CONDITIONS AFFECTED THE FUND'S PERFORMANCE DURING THE PERIOD, AND WHAT INVESTMENT TECHNIQUES WERE USED TO ADDRESS THOSE CONDITIONS?

While lower interest rates generally aided the fixed income market, they adversely affected mortgage-backed securities (MBS). The MBS market underperformed the broader investment-grade bond market for the six months ended December 31, 1997, as declining interest rates began to ignite prepayment fears and widen yield spreads. The fundamental factors that contribute to mortgage valuations clearly worsened, particularly since the decline in interest rates encouraged mortgage holders to refinance. For the period, the MBS market as measured by the Lehman Brothers U.S. Mortgage Index posted a 5.36% total return versus the 6.78% return of the Lehman Brothers U.S. Government Index.

The underperformance of the MBS sector versus U.S. Treasuries contributed negatively to the Fund's performance, versus its benchmark Merrill Lynch 5-7 Year Treasury Index. To compensate, the Fund reduced its mortgage holdings and maintained a conservative approach to duration and maturity to help protect against interest rate risk. The Fund ended the six-month period with a neutral duration relative to its benchmark, although our bias is to lengthen duration once new opportunities emerge. The Fund's allocation to Treasury securities is high due to our less favorable outlook for the mortgage sector.

WERE THERE ANY SHIFTS IN THE FUND'S PORTFOLIO HOLDINGS/SECTORS THAT HAVE HAD A SIGNIFICANT IMPACT ON FUND PERFORMANCE?

The Fund maintained a relatively low allocation to mortgage securities due to our outlook on the sector. Of the mortgages the Fund does hold, we have remained focused on seasoned issues that have weathered several refinancing cycles. These are expected to provide more stable prepayment characteristics than new mortgage issues.

WHAT IS OUR INTERMEDIATE- AND LONG-TERM OUTLOOK FOR THE FUND?

On December 23, 1997, the shareholders of the Sierra U.S. Government Fund approved a merger of the Fund into the Composite U.S. Government Securities, Inc. This merger is scheduled to be completed on March 20, 1998. The Composite U.S. Government Securities Fund has a substantially similar investment objective. The Fund is intended to provide a high level of current income, consistent with safety and liquidity. Investments are made in U.S. Government securities and collateralized mortgage obligations backed by U.S. Government Securities.

The Fund will continue to hold a larger portion of assets in mortgage-backed securities, focusing on controlling prepayments. The Fund is poised to take advantage of the economic backdrop of low inflation and low interest rates. By taking advantage of changing fundamentals between different segments of the mortgage market and by anticipating broad changes in interest rates, the portfolio manager strives to add additional income while continuing to meet the safety and liquidity objective of the Fund.


--------------------------------------------------------------------------------
  PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
                  FHLMC                        43.10%
                  U.S. Treasury                24.35%
                  GNMA                         22.07%
                  CMO                           5.57%
                  FNMA                          4.91%

              Allocation percentages are based on total investment
                     value of the portfolio as of 12/31/97.

--------------------------------------------------------------------------------
  CORPORATE INCOME FUND
--------------------------------------------------------------------------------

PORTFOLIO MANAGER:
TCW FUNDS MANAGEMENT, INC.

----------------------------

[Photo of James M. Goldberg]

----------------------------

James M. Goldberg


Mr. Goldberg, a Chartered Financial Analyst and Chartered Investment Counselor, has been Managing Director of TCW Management since 1989, and Managing Director of the Trust Company of the West, the parent corporation of TCW Management, since 1984. He has had primary portfolio management responsibility for the SIERRA CORPORATE INCOME FUND since its inception.

PERFORMANCE REVIEW:

From the Fund's inception (July 18, 1990) through December 31, 1997, the SIERRA CORPORATE INCOME FUND (Class A Shares) advanced 9.50% on an average annual total return basis, or 8.83% adjusted for the maximum sales charge. For the 12-month period ended December 31, 1997, the Fund's total return was 12.03%, or 6.99% adjusted for the maximum sales charge. THE FUND'S 30-DAY SEC YIELD AS OF DECEMBER 31, 1997, WAS 5.84%. For additional information, including Class B and Class S Share performance, see the accompanying chart.

WHAT WERE THE MOST SIGNIFICANT FACTORS CONTRIBUTING TO THE FUND'S PERFORMANCE OVER THE SIX-MONTH PERIOD ENDED DECEMBER 31, 1997?

Duration and credit quality were the most significant factors affecting to the Fund's performance over the six months ended December 31, 1997. Duration measures the sensitivity of bonds to changes in interest rates. When interest rates fall, bond funds with longer duration generally perform better than those with shorter duration. For the period, the Fund maintained a duration that was longer than that of its benchmark index. This long duration helped the Fund's performance, as interest rates fell steadily during the six-month period. In addition to its stance on duration, the Fund also benefited from strong bond selection. Many of its holdings received credit rating upgrades during the period.

Growth of a $10,000 Investment (Class A Shares)

Inception* 7/18/90             10000             9550             10000
                               10000             9550             10000
                               10050             9598             10000
                                9761             9322              9841
                                9592             9160              9886
                                9524             9096              9931
                                9723             9286             10135
Dec90                           9932             9485             10278
                                9960             9512             10409
                               10227             9767             10587
                               10400             9932             10717
                               10627            10148             10856
                               10705            10224             10931
Jun                            10730            10247             10930
                               10886            10396             11088
                               11205            10701             11338
                               11374            10862             11572
                               11489            10972             11682
                               11616            11093             11796
Dec 91                         11981            11442             12182
                               11905            11369             12030
                               12000            11460             12145
                               11969            11430             12093
                               12001            11461             12153
                               12280            11728             12424
Jun                            12478            11917             12618
                               12883            12303             12955
                               12944            12361             13056
                               13089            12500             13214
                               12839            12261             12979
                               12842            12264             13000
Dec 92                         13140            12549             13240
                               13453            12847             13549
                               13867            13243             13860
                               13946            13318             13909
                               14050            13418             14016
                               14143            13506             14033
Jun                            14555            13900             14374
                               14739            14075             14477
                               15234            14548             14838
                               15277            14589             14873
                               15425            14731             14948
                               15165            14483             14764
Dec 93                         15290            14602             14851
                               15589            14887             15139
                               15019            14343             14782
                               14338            13692             14328
                               13980            13350             14190
                               13853            13230             14138
Jun                            13781            13161             14102
                               14224            13584             14459
                               14123            13488             14475
                               13725            13107             14206
                               13651            13036             14173
                               13676            13061             14151
Dec 94                         13717            13100             14268
                               14034            13402             14570
                               14514            13861             14990
                               14630            13971             15113
                               14861            14192             15368
                               15887            15172             16092
Jun                            15926            15209             16237
                               15693            14987             16166
                               16129            15403             16426
                               16379            15641             16620
                               16722            15970             16836
                               17053            15285             17157
Dec 95                         17432            16648             17440
                               17390            16607             17554
                               16716            15964             17135
                               16498            15756             16990
                               16264            15532             16849
                               16220            15490             16819
Jun                            16532            15788             17066
                               16537            15793             17099
                               16378            15641             17046
                               16812            16056             17407
                               17381            16599             17882
                               17854            17050             18265
Dec 96                         17557            16767             18013
                               17494            16707             18038
                               17583            16792             18114
                               17263            16486             17831
                               17560            16770             18102
                               17773            16973             18307
Jun                            18057            17244             18566
                               18902            18051             19245
                               18554            17719             18961
                               18931            18079             19292
                               19273            18406             19537
                               19422            18548             19647
Dec 97                         19661            18776             19855

* Index total returns were calculated from 7/31/90 to 12/31/97. The Lehman Brothers Mutual Fund Corporate Debt BBB-Rated Index represents all investment-grade, corporate debt securities, assumes reinvestment of all dividend/distributions, and does not reflect any asset-based charges for investment management or other expenses. Past investment performance does not guarantee future performance. The returns shown for the Fund assume reinvestment of all dividends/distributions by the shareholder.

During the period noted, the Advisor (SIERRA Investment Advisors Corporation), Administrator (SIERRA Fund Administration Corporation) and Distributor waived a portion of their management or distribution fees, and credits were allowed by the Custodian. In the absence of the waivers, or Custodian credits, yield and total return would have been lower.

The performance of the Class B Shares and Class S Shares will be less than indicated by the lines shown above for the Class A Shares, based on the differences in sales loads and fees paid by Class B and Class S shareholders.

------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/97                     6 MONTH        1 YEAR       5 YEAR       SINCE INCEPTION
                                                                -------        ------       ------       ---------------
                                                                                                         (July 18, 1990)
Class A Shares
Fund (not adjusted for sales charge)                             8.91%        12.03%        8.40%             9.50%
Fund (adjusted for the maximum 4.5% sales charge)                4.01%         6.99%        7.41%             8.83%
Lehman Brothers Mutual Fund Corporate Debt BBB-Rated Index*      6.94%        10.23%        8.44%             9.69%

------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/97                     6 MONTH        1 YEAR       5 YEAR       SINCE INCEPTION
                                                                -------        ------       ------       ---------------
                                                                                                         (June 30, 1994)
Class B Shares
Fund (not adjusted for contingent deferred sales charge)         8.51%        11.19%         N/A              9.88%
Fund (adjusted for the maximum 5% contingent deferred
  sales charge)                                                  3.51%         6.19%         N/A              9.19%++
Lehman Brothers Mutual Fund Corporate Debt BBB-Rated Index*      6.94%        10.23%         N/A             10.27%

Class S Shares
Fund (not adjusted for contingent deferred sales charge)         8.51%        11.19%         N/A              9.88%
Fund (adjusted for the maximum 5% contingent deferred
  sales charge)                                                  3.51%         6.19%         N/A              9.20%++
Lehman Brothers Mutual Fund Corporate Debt BBB-Rated Index*      6.94%        10.23%         N/A             10.27%

++ Adjusted for the maximum 3% CDSC for shares held since inception.

------------------------------------------------------------------------------------------------------------------------

WHAT MARKET CONDITIONS AFFECTED THE FUND'S PERFORMANCE DURING THE PERIOD, AND WHAT INVESTMENT TECHNIQUES WERE USED TO ADDRESS THOSE CONDITIONS?

Interest rates played an important role in the Fund's performance. The Fund continued to adjust duration and average maturity to take advantage of interest rate trends. Interest rates fell during the second half of 1997, pushing bond yields to one of their lowest points in years. By the end of the year, 10-year Treasury notes interest rates were down 0.75%, ending the six-month period at 5.74% versus 6.49% on June 30, 1997. The bellwether 30-year U.S. Treasury bond fell almost 1%, dropping to 5.92% on December 31, 1997. In light of the downward trend in interest rates and the long-term nature of the Fund's investment objectives, we maintained maturity and duration near the high end of our peer group. Also, we focused our credit research on finding attractive corporate issues that are likely to receive credit quality upgrades over the near and intermediate term. Protection from early call was also stressed.

Were there any shifts in the Fund's portfolio holdings/sectors that had a significant impact on Fund performance?

The Fund made several moves that affected performance from June 30, 1997 through December 31, 1997. The Fund reduced its allocation to industrial issues during the period. Sales included Caterpillar, Inc., Consolidated Rail Corp., May Dept. Stores and Norfolk Southern Corp. Exposure to financial issues increased slightly, while utility holdings remained essentially unchanged.

WHAT IS OUR INTERMEDIATE- AND LONG-TERM OUTLOOK FOR THE FUND?

On January 9, 1998, the shareholders of the Sierra Corporate Income Fund approved a merger of the Fund into the Composite Income Fund. This merger is scheduled to be completed on March 20, 1998. The Composite Income Fund has a substantially similar investment objective. The objective for the Fund is to provide a high level of current income that is consistent with protection of shareholders' capital. It pursues this objective through careful investment in a diversified pool of debt securities.

The Composite Income Fund is diversified in corporate, mortgage-backed, and Treasury securities and will continue to target an average quality of "A to BBB" as rated by Standard & Poors. Although rates have fallen and are low by recent historical standards, the Fund manager believes that excess worldwide capacity, fiscal austerity, and changing demographics will continue to keep inflation under control. As a result, the Fund has been structured to take advantage of interest rates trending downward.

--------------------------------------------------------------------------------
  SECTOR DIVERSIFICATION
--------------------------------------------------------------------------------

                  U.S. Mortgage-Backed                    14.02%
                  Manufacturing                           13.08%
                  Energy                                   9.45%
                  Industrial                               9.20%
                  Transportation                           9.18%
                  Yankee                                   7.75%
                  Financial                                7.72%
                  Electric                                 7.60%
                  Regional Banks                           6.62%
                  Media                                    4.21%
                  Forest Products                          3.30%
                  U.S. Treasury                            3.16%
                  Investment Company Security              2.71%
                  Gas                                      1.24%
                  Retail                                   0.76%

              Allocation percentages are based on total investment
                     value of the portfolio as of 12/31/97.

--------------------------------------------------------------------------------
  CALIFORNIA MUNICIPAL FUND
--------------------------------------------------------------------------------

PORTFOLIO MANAGER:
VAN KAMPEN AMERICAN CAPITAL MANAGEMENT, INC.

---------------------------

[Photo of Joseph A. Piraro]

---------------------------

Joseph A. Piraro

Mr. Piraro, Vice President of Van Kampen, joined the company in 1992, and serves as Vice President and portfolio manager of Van Kampen American Capital Investment Advisory Corp., an affiliate of Van Kampen. He has had primary portfolio management responsibility for the SIERRA CALIFORNIA MUNICIPAL FUND since May 1992.

PERFORMANCE REVIEW:

From the Fund's inception (July 25, 1989) through December 31, 1997, the SIERRA CALIFORNIA MUNICIPAL FUND (Class A Shares) advanced 7.63% on an average annual total return basis, or 7.04% adjusted for the maximum sales charge. For the 12-month period ended December 31, 1997, the Fund's total return was 10.30% or 5.33% adjusted for the maximum sales charge. THE FUND'S 30-DAY SEC YIELD AS OF DECEMBER 31, 1997, WAS 4.29%, OR 7.83% ON A TAX-EQUIVALENT BASIS.* For additional information, including Class B and Class S Share performance, see the accompanying chart.

WHAT WERE THE MOST SIGNIFICANT FACTORS CONTRIBUTING TO THE FUND'S PERFORMANCE OVER THE SIX-MONTH PERIOD ENDED DECEMBER 31, 1997?

Several factors had a strong impact on the Fund's performance over the six-month period ended December 31, 1997. Perhaps the most important was the downward trend in interest rates over the second half of 1997. The declining interest rate environment helped to create a powerful rally in the fixed-income market. The Bond Buyer 40 Index, a municipal bond index composed of 40 securities with an average maturity of 30 years, yielded 5.35% on December 31, 1997, declining from 5.79% on June 30, 1997.

Credit quality also contributed to the Fund's overall returns. Nearly 60% of the Fund's assets were triple-A rated, a characteristic that boosted performance and price appreciation over the past six months. While the Fund benefited from the strong demand for high-quality paper issued in California, it received less favorable results from its stance on duration. Duration is a measure of a fund's sensitivity to interest rate changes. When interest rates fall, funds with longer duration show higher price appreciation than funds with shorter duration. For the period, the Fund had a relatively short duration compared to its benchmark index, 7.32 versus 8.25 years as of December 31, 1997. As a result, the Fund did not take full advantage of lower interest rates during the second half of 1997.

Growth of a %10,000 Investment (Class A Shares)

Inception** 7/25/89            10000             9550             10000
                               10000             9550             10000
                               10080             9626             10000
                                9978             9529              9902
                                9952             9504              9872
                               10117             9662              9993
                               10252             9790             10168
Dec 89                         10325             9860             10251
                               10208             9748             10203
                               10303             9840             10294
                               10379             9912             10297
                               10214             9755             10223
                               10458             9988             10445
Jun                            10598            10122             10537
                               10750            10266             10692
                               10497            10024             10537
                               10564            10089             10544
                               10740            10257             10734
                               10992            10498             10950
Dec 90                         10993            10498             10998
                               11044            10547             11146
                               11115            10615             11243
                               11161            10659             11247
                               11274            10767             11397
                               11389            10876             11498
Jun                            11357            10846             11487
                               11472            10956             11627
                               11607            11085             11780
                               11724            11196             11933
                               11864            11330             12041
                               11901            11365             12075
Dec 91                         12054            11511             12334
                               12045            11503             12362
                               12059            11516             12366
                               12096            11552             12371
                               12182            11633             12481
                               12315            11761             12629
Jun                            12556            11991             12841
                               13015            12430             13226
                               12812            12236             13096
                               12851            12273             13181
                               12587            12020             13052
                               12970            12387             13286
Dec 92                         13159            12567             13421
                               13336            12736             13577
                               13899            13274             14069
                               13787            13167             13919
                               13939            13311             14060
                               14028            13396             14139
Jun                            14294            13651             14375
                               14282            13640             14394
                               14654            13994             14693
                               14847            14179             14860
                               14848            14180             14889
                               14628            13970             14758
Dec 93                         14955            14282             15069
                               15113            14433             15241
                               14719            14057             14846
                               13967            13338             14242
                               13981            13352             14363
                               14088            13454             14488
Jun                            13982            13352             14400
                               14210            13570             14663
                               14264            13622             14714
                               14075            13441             14498
                               13788            13168             14240
                               13446            12841             13982
Dec 94                         13667            13052             14290
                               14126            13490             14699
                               14559            13904             15126
                               14728            14065             15300
                               14757            14093             15319
                               15224            14539             15807
Jun                            15040            14363             15670
                               15112            14432             15819
                               15300            14611             16019
                               15414            14721             16120
                               15660            14955             16354
                               15950            15232             16626
Dec 95                         16139            15413             16785
                               16212            15483             16913
                               16123            15397             16798
                               15885            15170             16583
                               15869            15155             16536
                               15869            15155             16530
Jun                            16004            15284             16710
                               16168            15440             16862
                               16228            15497             16859
                               16440            15701             17095
                               16623            15875             17288
                               16899            16138             17604
Dec 96                         16851            16093             17528
                               16882            16122             17561
                               17020            16254             17723
                               16847            16088             17487
                               16971            16208             17634
                               17192            16418             17898
Jun                            17414            16630             18089
                               17955            17147             18590
                               17810            17008             18415
                               18018            17207             18634
                               18146            17329             18754
                               18291            17468             18864
Dec 97                         18584            17748             19140

*Tax-equivalent yield is based on Federal income taxes at 39.6% and California income taxes at 9.3%, and the federal deduction of state taxes paid.

A portion of income may be subject to some State and/or local taxes, and for certain investors, may be subject to the federal alternative minimum tax (AMT).

** Index total returns were calculated from 7/31/89 to 12/31/97. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade, tax-exempt bond market, and includes approximately 34,000 municipal bonds. The index assumes reinvestment of all dividends/ distributions, and does not reflect any asset-based charges for investment management or other expenses. Past investment performance does not guarantee future performance. The returns shown for the Fund assume reinvestment of all dividends/distributions by the shareholder.

During the period noted, the Advisor (SIERRA Investment Advisors Corporation), Administrator (SIERRA Fund Administration Corporation) and Distributor waived a portion of their management or distribution fees, the Administrator absorbed other expenses, and credits were allowed by the Custodian. In the absence of the waivers and absorption of other expenses, or Custodian credits, yield and total return would have been lower.

The performance of the Class B Shares and Class S Shares will be less than indicated by the lines shown above for the Class A Shares, based on the differences in sales loads and fees paid by Class B and Class S shareholders.

------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/97                     6 MONTH        1 YEAR       5 YEAR       SINCE INCEPTION
                                                                -------        ------       ------       ---------------
                                                                                                         (July 25, 1989)
Class A Shares
Fund (not adjusted for sales charge)                              6.73%        10.30%       7.15%             7.63%
Fund (adjusted for the maximum 4.5% sales charge)                 1.92%        15.33%       6.17%             7.04%
Lehman Brothers Municipal Bond Index**                            5.81%        19.19%       7.36%             8.02%

------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/97                     6 MONTH        1 YEAR       5 YEAR       SINCE INCEPTION
                                                                -------        ------       ------       ---------------
                                                                                                         (June 30, 1994)
Class B Shares
Fund (not adjusted for contingent deferred sales charge)          6.33%         9.48%        N/A               7.67%
Fund (adjusted for the maximum 5% contingent deferred
  sales charge)                                                   1.33%         4.48%        N/A               6.95%++
Lehman Brothers Municipal Bond Index**                            5.81%         9.19%        N/A               8.47%

Class S Shares
Fund (not adjusted for contingent deferred sales charge)          6.33%         9.48%        N/A               7.67%
Fund (adjusted for the maximum 5% contingent deferred
  sales charge)                                                   1.33%         4.48%        N/A               6.95%++
Lehman Brothers Municipal Bond Index**                            5.81%         9.19%        N/A               8.47%

++ Adjusted for the maximum 3% CDSC for shares held since inception.

------------------------------------------------------------------------------------------------------------------------

WHAT MARKET CONDITIONS AFFECTED THE FUND'S PERFORMANCE DURING THE PERIOD, AND WHAT INVESTMENT TECHNIQUES WERE USED TO ADDRESS THOSE CONDITIONS?

The strong U.S. and California economies continue to play major roles in the Fund's performance. With excellent fiscal results, a thriving service industry, and some of the highest employment numbers in the nation, California municipal issues have been very attractive to investors across the country. However, while falling interest rates, benign inflation, and low unemployment have produced consistent gains in bond prices, these trends have made it increasingly difficult to maintain the income or yield component of the Fund. In recent years, bond yields have declined along with interest rates. With 58 percent of assets invested in triple-A rated insured securities, we can identify few opportunities to increase yield without negatively impacting the credit quality and dividend-paying ability of the Fund. In response, we continue to maintain our core position of high-grade holdings, while using our expertise in municipal research to find higher-yielding paper among lower-rated securities.

In terms of supply and demand, the tax-exempt supply in California ended the year at $28.0 billion, up 12% over 1996's $25.0 billion. The heavy supply, combined with declining yield levels, caused municipals to underperform compared to the taxable bond market. As an example, 30-year general market municipal yields declined 39 basis points, while 30-year U.S. Treasuries declined 86 basis points over the period (prices increase when interest rates decline).

WERE THERE ANY SHIFTS IN THE FUND'S PORTFOLIO HOLDINGS/SECTORS THAT HAD A SIGNIFICANT IMPACT ON FUND PERFORMANCE?

There were no changes in the Fund's portfolio holdings or sectors that had a significant impact on the Fund. With falling interest rates, there were few attractive opportunities to enhance yield. The Fund continues to be well-diversified, with exposure to 16 industries, with the largest concentration in the tax district sector. Due to the competitive yields of our current holdings, the strong sector diversification, and the high credit quality of the portfolio, we do not expect to make any significant changes over the near term.

WHAT IS OUR IMMEDIATE- AND LONG-TERM OUTLOOK FOR THE FUND?

We continue to have a favorable outlook on both the Fund and the California municipal market. In terms of the economy, we expect to see a continuation of low inflation, stable to falling interest rates, little unemployment, and solid corporate earnings growth, all of which should support the municipal bond market. With interest rates at a 25-year low and coupon rates of new issues falling below 5%, we do not anticipate making any dramatic changes to the Fund's structure. While we will focus on lengthening duration to a level closer to our benchmark index, we will not sacrifice yield or credit quality to make it happen. With our commitment to research and analysis, and our disciplined approach to municipal bond selection, we believe the Fund remains well-positioned for the future. As always, we will continue to manage the portfolio in a manner consistent with its objective: to provide shareholders with a high level of current income exempt from federal and California state income tax.

--------------------------------------------------------------------------------
  SECTOR DIVERSIFICATION
--------------------------------------------------------------------------------

                  Tax District                            30.69%
                  Housing                                 16.93%
                  Waste Disposal                          13.84%
                  Transportation                          11.64%
                  General Purpose                          7.54%
                  Higher Education                         5.39%
                  Public Building                          4.26%
                  Utilities                                3.43%
                  Water/Sewer                              3.18%
                  Health Care                              2.16%
                  Short-Term Municipal Bonds               0.66%
                  Industrial Revenue                       0.28%

                Note: Bond ratings provided by Standard & Poors.
              Allocation percentages are based on total investment
                     value of the portfolio as of 12/31/97.

--------------------------------------------------------------------------------
  FLORIDA INSURED MUNICIPAL FUND
--------------------------------------------------------------------------------

PORTFOLIO MANAGER:
VAN KAMPEN AMERICAN CAPITAL
MANAGEMENT, INC.

--------------------------

[Photo of Thomas M. Byron]

--------------------------

Thomas M. Byron

Mr. Byron, Vice President of Van Kampen has over 15 years of experience with the Company. He has been with Van Kampen since 1981 and held the position of Head Buyer and Manager, with responsibility for all tax-exempt and taxable UITs. Mr. Byron has had primary portfolio management responsibility for the SIERRA FLORIDA INSURED MUNICIPAL FUND since January 1997.

PERFORMANCE REVIEW:

From the Fund's inception (June 7, 1993) through December 31, 1997, the SIERRA FLORIDA INSURED MUNICIPAL FUND (Class A Shares) advanced 6.06% on an average annual total return basis, or 5.00% adjusted for the maximum sales charge. For the 12-month period ended December 31, 1997, the Fund's total return was 10.01%, or 5.06% adjusted for the maximum sales charge. THE FUND'S 30-DAY SEC YIELD AS OF DECEMBER 31, 1997, WAS 4.07%, OR 6.74% ON A TAX-EQUIVALENT BASIS.* For additional information, including Class B and Class S Share performance, see the accompanying chart.

WHAT WERE THE MOST SIGNIFICANT FACTORS CONTRIBUTING TO THE FUND'S PERFORMANCE OVER THE SIX-MONTH PERIOD ENDED DECEMBER 31, 1997?

Over the past six months ended December 31, 1997, interest rates had the biggest impact on the Fund's performance. With falling interest rates, fixed income prices were up significantly. Municipal bonds showed solid gains, with the Bond Buyer 40 Index, an index often used to represent the overall municipal market, yielding 5.79% on December 31, compared to a yield of 5.35% six months earlier.

Growth of a $10,000 Investment (Class A Shares)

Inception* 6/7/93              10000             9550             10000
                               10000             9550             10000
                               10083             9629             10013
                               10387             9920             10221
Sep                            10511            10038             10338
                               10545            10070             10357
                               10355             9889             10266
Dec 93                         10686            10206             10483
                               10813            10326             10602
                               10414             9945             10328
Mar                             9797             9356              9907
                                9893             9448              9992
                                9970             9521             10079
Jun                             9899             9454             10017
                               10092             9638             10200
                               10095             9641             10236
Sep                             9960             9512             10086
                                9675             9240              9906
                                9410             8987              9727
Dec 94                          9780             9340              9941
                               10043             9591             10225
                               10362             9896             10523
Mar                            10464             9993             10644
                               10445             9975             10656
                               10702            10220             10996
Jun                            10495            10022             10901
                               10587            10111             11004
                               10758            10274             11144
Sep                            10815            10329             11214
                               11053            10556             11377
                               11315            10806             11566
Dec 95                         11498            10981             11677
                               11556            11036             11766
                               11431            10917             11686
Mar                            11156            10654             11536
                               11134            10633             11504
                               11146            10645             11499
Jun                            11288            10780             11624
                               11430            10916             11730
                               11420            10906             11728
Sep                            11598            11076             11892
                               11729            11201             12026
                               11945            11408             12246
Dec 96                         11891            11356             12193
                               11881            11346             12216
                               12002            11462             12329
Mar                            11882            11347             12165
                               11944            11406             12267
                               12104            11559             12451
Jun                            12240            11689             12584
                               12647            12078             12932
                               12537            11973             12811
Sep                            12688            12117             12963
                               12776            12202             13046
                               12877            12298             13123
Dec 97                         13080            12491             13315

*Tax-equivalent yield is based on Federal income taxes at 39.6%.

A portion of income may be subject to some State and/or local taxes, and for certain investors, may be subject to the federal alternative minimum tax (AMT).

** Index total returns were calculated from 6/30/93 to 12/31/97. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade, tax-exempt bond market, and includes approximately 34,000 municipal bonds. The index assumes reinvestment of all dividends/ distributions, and does not reflect any asset-based charges for investment management or other expenses. Past investment performance does not guarantee future performance. The returns shown for the Fund assume reinvestment of all dividends/distributions by the shareholder.

During the period noted, the Advisor (SIERRA Investment Advisors Corporation) and Administrator (SIERRA Fund Administration Corporation) waived a portion of their management fees, the Advisor absorbed other expenses, and the credits were allowed by the Custodian. In the absence of the waivers and absorption of other expenses, or Custodian credits, yield and total return would have been lower.

The performance of the Class B Shares and Class S Shares will be less than indicated by the lines shown above for the Class A Shares, based on the differences in sales loads and fees paid by Class B and Class S shareholders.

---------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/97                           6 MONTH          1 YEAR         SINCE INCEPTION
                                                                      -------          ------         ---------------
                                                                                                      (June 7, 1993)
Class A Shares
Fund (not adjusted for sales charge)                                    6.87%          10.01%               6.06%
Fund (adjusted for the maximum 4.5% sales charge)                       2.06%           5.06%               5.00%
Lehman Brothers Municipal Bond Index**                                  5.81%           9.19%               6.57%

---------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/97                           6 MONTH          1 YEAR         SINCE INCEPTION
                                                                      -------          ------         ---------------
                                                                                                       (June 30, 1994)
Class B Shares
Fund (not adjusted for contingent deferred sales charge)                6.47%           9.19%               7.48%
Fund (adjusted for the maximum 5% contingent deferred sales charge)     1.47%           4.19%               6.76%++
Lehman Brothers Municipal Bond Index**                                  5.81%           9.19%               8.47%

Class S Shares
Fund (not adjusted for contingent deferred sales charge)                6.47%           9.19%               7.48%
Fund (adjusted for the maximum 5% contingent deferred sales charge)     1.47%           4.19%               6.76%++
Lehman Brothers Municipal Bond Index**                                  5.81%           9.19%               8.47%

++ Adjusted for the maximum 3% CDSC for shares held since inception.

---------------------------------------------------------------------------------------------------------------------

As interest rates fell, the Fund benefited from its relatively bullish duration -- a measurement that takes into account how a fund performs when interest rates change. The longer the duration, the greater the price fluctuations. As of December 31, 1997, the Fund had a duration of 7.72 years, in line with the benchmark index at 7.70 years. Combined with the high percentage of triple-A rated holdings and the 20% of high-yielding assets which had superior price performance, the Fund posted impressive returns for the six-month period, benefiting from the strong national and in-state demand for quality paper from Florida municipal issuers.

WHAT MARKET CONDITIONS AFFECTED THE FUND'S PERFORMANCE DURING THE PERIOD, AND WHAT INVESTMENT TECHNIQUES WERE USED TO ADDRESS THOSE CONDITIONS?

The Fund benefited from an expanding U.S. economy, as well as a vigorous Florida market. Demand for Florida securities was up significantly over 1996, due to many positive developments in the state. Tourism was strong in 1997 and is expected to increase by another 4.1% in 1998. Fueled by gains in the tourism and construction industries, there was a noteworthy increase in new jobs across the state. In addition, the expansion of the financial and import/export sectors strengthened economic growth.

While these positive market conditions, along with declining interest rates, helped to boost municipal bond prices, they also made it more difficult to build the income component of the Fund. With approximately 81% of the Fund's assets invested in triple-A rated issues, we focused on identifying securities that could enhance the Fund's yield without negatively impacting its credit quality and dividend-paying ability. Since insured paper represented over 60% of all new municipal bonds issued in Florida, supply and demand appeared to favor lower-rated issues. For the period, the Fund held approximately 20% of its assets in triple-B or non-rated issues, and this position showed excellent price appreciation over the fourth quarter of 1997.

WERE THERE ANY SHIFTS IN THE FUND'S PORTFOLIO HOLDINGS/SECTORS THAT HAD A SIGNIFICANT IMPACT ON FUND PERFORMANCE?

While there were no dramatic adjustments to the Fund's structure, we made some moves to take advantage of changing market conditions. In particular, we increased the percentage of higher-yielding housing bonds from 19% to 22% of total assets, in an attempt to enhance the Fund's yield. We also reduced the percentage of insured holdings slightly to 81% of assets, compared to 84% on June 30, 1997. Of course, the vast majority of the Fund's assets remained insured, and these high-quality issues contributed positively to the Fund's performance over the past six months ended December 31, 1997. Overall, the Fund remains well-diversified, with its assets allocated among eight different sectors.

WHAT IS OUR INTERMEDIATE- AND LONG-TERM OUTLOOK FOR THE FUND?

Our intermediate- and long-term outlook for the Fund is cautiously favorable. We believe that interest rates, inflation, and unemployment will all remain near current levels, a trend that is decidedly positive for both the Fund and the general municipal market. In Florida, demand for tax-exempt issues should remain high, and supply in 1998 is expected to be consistent with 1997 levels. However, with interest rates at a 25-year low and Asia still feeling the effects of the 1997 currency crisis, we anticipate increased volatility in the U.S. municipal bond market in 1998. In response to these market and economic conditions, we have positioned the Fund with a neutral to slightly bullish duration and average maturity.

--------------------------------------------------------------------------------
  SECTOR DIVERSIFICATION
--------------------------------------------------------------------------------

                  Housing                                 22.17%
                  Transportation                          18.18%
                  Public Education                        15.19%
                  Utilities                               13.74%
                  Water/Sewer                              9.57%
                  Industrial Revenue                       8.60%
                  Health Care                              6.18%
                  Public Building                          5.74%

                Note: Bond ratings provided by Standard & Poors.
              Allocation percentages are based on total investment
                     value of the portfolio as of 12/31/97.

--------------------------------------------------------------------------------
  CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND
--------------------------------------------------------------------------------

PORTFOLIO MANAGER:
VAN KAMPEN AMERICAN CAPITAL
MANAGEMENT, INC.

---------------------------

[Photo of Joseph A. Piraro]

---------------------------

Joseph A. Piraro

Mr. Piraro is portfolio manager of Van Kampen's California and National Insured Municipal Funds, as well as portfolio manager for the SIERRA CALIFORNIA MUNICIPAL AND SIERRA CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUNDS.

PERFORMANCE REVIEW:

From the Fund's inception (April 4, 1994) through December 31, 1997, the SIERRA CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND (Class A Shares) advanced 7.69% on an average annual total return basis, or 6.37% adjusted for the maximum sales charge. For the 12-month period ended December 31, 1997, the Fund's total return was 7.14%, or 2.32% adjusted for the maximum sales charge. THE FUND'S 30-DAY SEC YIELD AS OF DECEMBER 31, 1997, WAS 3.49%, OR 6.37% ON A TAX-EQUIVALENT BASIS.* For additional information, including Class B and Class S Share performance, see the accompanying chart.

WHAT WERE THE MOST SIGNIFICANT FACTORS CONTRIBUTING TO THE FUND'S PERFORMANCE OVER THE SIX-MONTH PERIOD ENDED DECEMBER 31, 1997?

The most significant factors affecting the Fund's performance over the past six months were duration, credit quality, and the strong bond market rally that began in the second quarter of 1997 and continued throughout the rest of the year. Interest rates fell dramatically during this period, pushing bond yields down as well. On June 30, 1997, the Bond Buyer 40 Index, a widely recognized municipal bond index that consists of 40 securities with an average maturity of 30 years, had a current yield of 5.79%. By year-end, the yield had dropped to 5.35%.

In a fluctuating interest rate environment, the duration of a mutual fund is one major determinant of overall performance. Duration, which is expressed in years, is used to measure a fund's sensitivity to interest rate movements. When interest rates decline, funds with longer duration tend to perform better, while the opposite is true when interest rates rise. At the end of the reporting period, the Fund's duration stood at 5.06 years, compared to a duration of 5.99 years for the Fund's benchmark index. With a relatively short duration, the Fund was not able to take full advantage of the declining interest rate environment.

Growth of a $10,000 Investment (Class A Shares)

Inception* 4/4/94              10000             9550             10000
                               10259             9797             10087
Jun                            10220             9761             10025
                               10405             9936             10209
                               10437             9967             10245
Sep                            10327             9862             10094
                               10175             9717              9914
                               10033             9582              9735
Dec 94                         10170             9712              9949
                               10462             9992             10234
                               10787            10302             10531
Mar                            10905            10414             10653
                               10907            10416             10665
                               11246            10740             11006
Jun                            11117            10617             10910
                               11257            10751             11013
                               11430            10916             11153
Sep                            11507            10989             11224
                               11648            11123             11386
                               11800            11269             11575
Dec 95                         11849            11316             11686
                               11960            11421             11775
                               11939            11402             11695
Mar                            11775            11245             11546
                               11754            11225             11613
                               11732            11204             11509
Jun                            11811            11279             11634
                               11925            11389             11740
                               11937            11400             11738
Sep                            12028            11487             11902
                               12153            11606             12036
                               12358            11802             12257
Dec 96                         12311            11757             12203
                               12347            11791             12227
                               12417            11859             12339
Mar                            12291            11738             12175
                               12350            11794             12277
                               12503            11940             12461
Jun                            12634            12065             12594
                               12929            12347             12943
                               12836            12258             12821
Sep                            12955            12372             12974
                               13005            12419             13057
                               13054            12467             13134
Dec 97                         13191            12598             13326

*Tax-equivalent yield is based on Federal income taxes at 39.6% and California income taxes at 9.3% and the federal deduction of state taxes paid.

A portion of income may be subject to some State and/or local taxes, and for certain investors, may be subject to the federal alternative minimum tax (AMT).

** Index total returns were calculated from 4/30/94 to 12/31/97. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade, tax-exempt bond market, and includes approximately 34,000 municipal bonds. The index assumes reinvestment of all dividends/ distributions, and does not reflect any asset-based charges for investment management or other expenses. Past investment performance does not guarantee future performance. The returns shown for the Fund assume reinvestment of all dividends/ distributions by the shareholder.

During the period noted, the Advisor (SIERRA Investment Advisors Corporation) and Administrator (SIERRA Fund Administration Corporation) waived a portion of their management fees, the Advisor absorbed other expenses, and credits were allowed by the Custodian. In the absence of the waivers and absorption of other expenses, or Custodian credits, yield and total return would have been lower.

The performance of the Class B Shares and Class S Shares will be less than indicated by the lines shown above for the Class A Shares, based on the differences in sales loads and fees paid by Class B and Class S shareholders.

---------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/97                           6 MONTH          1 YEAR         SINCE INCEPTION
                                                                      -------          ------         ---------------
                                                                                                      (April 4, 1994)
Class A Shares
Fund (not adjusted for sales charge)                                    4.41%           7.14%              7.69%
Fund (adjusted for the maximum 4.5% sales charge)                      -0.29%           2.32%              6.37%
Lehman Brothers Municipal Bond Index**                                  5.81%           9.19%              8.15%

---------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/97                           6 MONTH          1 YEAR         SINCE INCEPTION
                                                                      -------          ------         ---------------
                                                                                                      (June 30, 1994)
Class B Shares
Fund (not adjusted for contingent deferred sales charge)                4.02%           6.34%              6.75%
Fund (adjusted for the maximum 5% contingent deferred sales charge)    -0.98%           1.34%              6.01%++
Lehman Brothers Municipal Bond Index**                                  5.81%           9.19%              8.47%

Class S Shares
Fund (not adjusted for contingent deferred sales charge)                4.02%           6.34%              6.75%
Fund (adjusted for the maximum 5% contingent deferred sales charge)    -0.98%           1.34%              6.01%++
Lehman Brothers Municipal Bond Index**                                  5.81%           9.19%              8.47%

 ++ Adjusted for the maximum 3% CDSC for shares held since inception.

---------------------------------------------------------------------------------------------------------------------

Offsetting the impact of duration, however, was the large percentage of triple-A rated holdings in the Fund. As of December 31, 1997, 86% of the Fund's assets were triple-A rated. These high-quality issues provided the Fund with solid performance and superior price appreciation. Additionally, the Fund performed well due to the extremely strong national and in-state demand for quality paper from California. Finally, increased refunding volume in California significantly boosted the price of select holdings in the portfolio.

WHAT MARKET CONDITIONS AFFECTED THE FUND'S PERFORMANCE DURING THE PERIOD, AND WHAT INVESTMENT TECHNIQUES WERE USED TO ADDRESS THOSE CONDITIONS?

The U.S. economy, which continues to expand, has played an important role in the strong performance of the Fund. While the downward trend in interest rates have boosted bond prices, it has nonetheless created more difficulties in building the income component of the Fund. With 86 percent of assets invested in triple-A rated insured securities, much of which was acquired at levels significantly exceeding current market yields, we can identify few opportunities to increase yield without negatively affecting the credit quality and dividend-paying ability of the Fund. We therefore have responded to this declining rate environment by maintaining our core position of high-grade, high-acquisition-yield holdings.

Among many investors, California municipal bonds remain particularly attractive. The state's economy and service industries are thriving, its fiscal situation is excellent, and California dominates the nation in employment gains. Although demand continues to be very strong, the number of new insured issues has grown substantially in California, increasing from 45% of total volume in 1996 to over 60% in 1997. With a rising supply of insured bonds and a tightening in yield spreads between California insured and lower-rated paper, there is a growing interest in lower-rated municipal bonds. Approximately 10% of assets in the Fund are triple-B or non-rated, and this position showed excellent price appreciation over the last quarter of 1997. With our expertise in municipal research, we have been exploring additional opportunities to add yield through lower-rated issues.

Overall, the supply of California municipal bonds ended the year at $28.0 billion, up 12 percent over 1996's $25.0 billion. The heavy supply, combined with declining yield levels, caused municipals to underperform when compared to the taxable bond market. As an example, 30-year municipal yields declined 39 basis points, while that of 30-year Treasuries declined 86 basis points over the period (prices increase when interest rates decline).

WERE THERE ANY SHIFTS IN THE FUND'S PORTFOLIO HOLDINGS/SECTORS THAT HAD A SIGNIFICANT IMPACT ON FUND PERFORMANCE?

We did not make any major shifts in sector concentration or credit rating distribution that had a significant impact on the Fund. This is primarily due to the continuing decline in interest rates, which are currently at levels significantly below the acquisition yields of securities in the Fund. The Fund has excellent diversification, with exposure to 11 industries, the largest of which is higher education. Due to the attractive yields on our current holdings, as well as the good balance between sectors, we do not expect significant changes in the near future. The credit quality of the portfolio remains very high, and we will maintain that level given the demand for quality California securities.

WHAT IS YOUR IMMEDIATE- AND LONG-TERM OUTLOOK FOR THE FUND?

Although the Fund's long-term prospects remain favorable, we anticipate some volatility over the near term. Our general market supply estimate for 1998 is over $200 billion, similar to 1997. We believe that retail demand will remain near levels experienced in 1997 and that overall demand for municipals from institutional buyers will be constant. However, with interest rates at 25-year lows and new issues priced at coupon rates below 5%, we expect 1998 to be a more challenging year. We are also concerned about the impact of the Asian economic crisis. There are two camps on what effect this may have on the domestic markets. The first camp says the Asian financial turmoil will dramatically slow the U.S. economy, forcing the Federal Reserve ("Fed") to ease monetary policy as early as February 1998. The other camp feels the Asian economic problems will have little effect on the U.S. economy, allowing the Fed to let interest rates remain at current levels or maybe even tighten due to continued strength. This scenario would force a decline in the price of long-term municipal bonds. We believe the first case has more creditability, and we are therefore staying close to our benchmark index in terms of duration and average maturity and watching the municipal buying trends very closely.

--------------------------------------------------------------------------------
  SECTOR DIVERSIFICATION
--------------------------------------------------------------------------------

                  Higher Education                        20.61%
                  General Purpose                         18.85%
                  Tax District                            12.99%
                  Transportation                          12.15%
                  Health Care                             10.94%
                  Housing                                  8.60%
                  Utilities                                6.33%
                  Waste Disposal                           3.34%
                  Short Term Municipals                    3.16%
                  Water/Sewer                              1.63%
                  Other                                    1.40%

                Note: Bond ratings provided by Standard & Poors.
              Allocation percentages are based on total investment
                     value of the portfolio as of 12/31/97.

-------------------------------------------------------------------------------
NATIONAL MUNICIPAL FUND
-------------------------------------------------------------------------------

PORTFOLIO MANAGER:
VAN KAMPEN AMERICAN CAPITAL
MANAGEMENT, INC.

---------------------------

[Photo of David C. Johnson]

---------------------------

David C. Johnson

Mr. Johnson, Senior Vice President of Van Kampen, has over 14 years experience in the tax-free municipal sector of the fixed-income market. He has been with Van Kampen since 1989 and has had primary portfolio management responsibility for the SIERRA NATIONAL MUNICIPAL FUND since its inception.

PERFORMANCE REVIEW:

From the Fund's inception (July 18, 1990) through December 31, 1997, the SIERRA NATIONAL MUNICIPAL FUND (Class A Shares) advanced 8.40% on an average annual total return basis, or 7.73% adjusted for the maximum sales charge. On a basis not adjusted for the maximum sales charge, the Fund outperformed the benchmark Lehman Brothers Municipal Bond Index which advanced 8.17% on an average annual total return basis for the same period.** For the 12-month period ended December 31, 1997, the Fund's total return was 9.02%, or 4.12% adjusted for the maximum sales charge. THE FUND'S 30-DAY SEC YIELD AS OF DECEMBER 31, 1997, WAS 4.01%, OR 6.64% ON A TAX-EQUIVALENT BASIS.* For additional information, including Class B and Class S Share performance, see the accompanying chart.

Growth of a $10,000 Investment (Class A Shares)

Inception** 7/18/90    10060             9607             10000
                        9834             9391              9855
                        9871             9427              9861
                        9939             9492             10039
                       10170             9713             10241
Dec 90                 10218             9758             10286
                       10320             9855             10424
                       10473            10002             10515
                       10504            10031             10519
                       10702            10220             10659
                       10827            10340             10754
Jun                    10826            10339             10743
                       11007            10512             10874
                       11189            10685             11018
                       11317            10808             11161
                       11414            10900             11261
                       11446            10931             11293
Dec 91                 11774            11245             11536
                       11780            11250             11562
                       11830            11298             11566
                       11891            11356             11570
                       12009            11469             11673
                       12207            11658             11811
Jun                    12496            11934             12009
                       13026            12440             12370
                       12711            12139             12248
                       12763            12189             12328
                       12436            11876             12207
                       12804            12228             12426
Dec 92                 12966            12382             12552
                       13175            12582             12698
                       13801            12582             12698
                       13603            12991             13018
                       13764            13144             13150
                       13865            13241             13223
Jun                    14172            13535             13444
                       14202            13563             13462
                       14549            13894             13742
                       14738            14075             13898
                       14743            14079             13925
                       14624            13966             13802
Dec 93                 14916            14245             14093
                       15097            14418             14254
                       14698            14037             13885
                       14018            13387             13320
                       14036            13404             13433
                       14143            13507             13550
Jun                    14045            13413             13467
                       14258            13616             13714
                       14341            13696             13762
                       14176            13538             13559
                       13866            13242             13318
                       13462            12856             13077
Dec 94                 13872            13248             13365
                       14377            13730             13747
                       14802            14136             14147
                       14944            14271             14310
                       14877            14207             14327
                       15112            14423             14784
Jun                    14934            14262             14655
                       15018            14342             14794
                       15243            14557             14982
                       15314            14625             15077
                       15527            14828             15295
                       15853            15140             15549
Dec 95                 16039            15318             15699
                       16112            15387             15818
                       16071            15347             15710
                       15813            15101             15509
                       15786            15076             15466
                       15759            15050             15460
Jun                    15892            15176             15628
                       16010            15289             15770
                       16040            15318             15767
                       16294            15560             15988
                       16458            15718             16169
                       16743            15990             16464
Dec 96                 16730            15977             16393
                       16807            16050             16424
                       16975            16211             16575
                       16793            16037             16355
                       16932            16170             16492
                       17134            16363             16740
Jun                    17305            16526             16918
                       17772            16973             17386
                       17556            16766             17223
                       17777            16977             17428
                       17905            17099             17540
                       18002            17191             17643
Dec 97                 18241            17420             17901

*Tax-equivalent yield is based on Federal income taxes at 39.6%.

A portion of income may be subject to some State and/or local taxes, and for certain investors, may be subject to the federal alternative minimum tax (AMT).

** Index total returns were calculated from 7/31/90 to 12/31/97. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade, tax-exempt bond market, and includes approximately 34,000 municipal bonds. The index assumes reinvestment of all dividends/ distributions and does not reflect any asset-based charges for investment management or other expenses. Past investment performance does not guarantee future performance. The returns shown for the Fund assume reinvestment of all dividends/distributions by the shareholder.

During the period noted, the Advisor (SIERRA Investment Advisors Corporation), Administrator (SIERRA Fund Administration Corporation) and Distributor waived a portion of their management or distribution fees, the Administrator absorbed other expenses, and credits were allowed by the Custodian. In the absence of the waivers and absorption of other expenses, or Custodian credits, yield and total return would have been lower.

The performance of the Class B Shares and Class S Shares will be less than indicated by the lines shown above for the Class A Shares, based on the differences in sales loads and fees paid by Class B and Class S shareholders.

------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/97                     6 MONTH        1 YEAR       5 YEAR       SINCE INCEPTION
                                                                -------        ------       ------       ---------------
                                                                                                         (July 18, 1990)
CLASS A SHARES
Fund (not adjusted for sales charge)                              5.40%         9.02%       7.07%             8.40%
Fund (adjusted for the maximum 4.5% sales charge)                 0.65%         4.12%       6.09%             7.73%
Lehman Brothers Municipal Bond Index**                            5.81%         9.19%       7.36%             8.17%

------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/97                     6 MONTH        1 YEAR       5 YEAR       SINCE INCEPTION
                                                                -------        ------       ------       ---------------
                                                                                                         (June 30, 1994)
CLASS B SHARES
Fund (not adjusted for contingent deferred sales charge)          5.00%         8.21%        N/A              6.95%
Fund (adjusted for the maximum 5% contingent
  deferred sales charge)                                          0.00%         3.21%        N/A              6.22%++
Lehman Brothers Municipal Bond Index**                            5.81%         9.19%        N/A              8.47%

CLASS S SHARES
Fund (not adjusted for contingent deferred sales charge)          5.00%         8.21%        N/A              6.95%
Fund (adjusted for the maximum 5% contingent
  deferred sales charge)                                          0.00%         3.21%        N/A              6.22%++
Lehman Brothers Municipal Bond Index**                            5.81%         9.19%        N/A              8.47%

 ++ Adjusted for the maximum 3% CDSC for shares held since inception.

------------------------------------------------------------------------------------------------------------------------

WHAT WERE THE MOST SIGNIFICANT FACTORS CONTRIBUTING TO THE FUND'S PERFORMANCE OVER THE SIX-MONTH PERIOD ENDED DECEMBER 31, 1997?

One of the major factors affecting the Fund's performance was the strong U.S. economy. Falling interest rates, low inflation, and slow economic growth all combined to support municipal bond prices. As interest rates declined, municipal bond prices surged. For example, the Bond Buyer 40 Index yielded 5.35% on December 31, 1997, compared to a yield of 5.79% on June 30, 1997. The Bond Buyer 40 Index is a widely recognized municipal index that consists of 40 securities with an average maturity of 30 years. Other factors that had an impact on performance included the fund's relatively long duration, which helped to push up prices as interest rates fell, and its large percentage of heath care issues, a sector that performed particularly well over the past six months.

WHAT MARKET CONDITIONS AFFECTED THE FUND'S PERFORMANCE DURING THE PERIOD, AND WHAT INVESTMENT TECHNIQUES WERE USED TO ADDRESS THOSE CONDITIONS?

Duration was adjusted during the reporting period to take advantage of interest rate trends. Duration measures how sensitive a fund is to changes in interest rates: the longer the duration, the greater the fluctuation in share price, when interest rates change. As of December 31, 1997, the Fund had a duration of 7.70 years, which is slightly longer than the duration of its benchmark index at 7.60 years. As interest rates fell throughout the second half of 1997, the Fund's relatively long duration helped it generate strong price appreciation. Another factor contributing to performance was the structure of the Fund. At the end of the year, 23% of total assets were invested in the health care sector, one of the best performing industries over the past six months.

WERE THERE ANY SHIFTS IN THE FUND'S PORTFOLIO HOLDINGS/SECTORS THAT HAD A SIGNIFICANT IMPACT ON FUND PERFORMANCE?

With lower interest rates, we discovered few opportunities that added value to the attractive high yields already embedded in many of the Fund's existing positions. As a result, there were no major shifts in sector concentration during the period that had a significant impact on the Fund's performance. Our largest sector concentration was health care, followed by industrial revenue. Over the six-month period ended December 31, 1997, health care was the strongest performing industry in the Lehman Brothers Revenue Bond Index (RBI), returning 6.88% versus the overall RBI return of 6.20%. We continue to focus on both these industries, which we believe are undervalued and have outstanding growth potential.

WHAT IS OUR INTERMEDIATE- AND LONG-TERM OUTLOOK FOR THE FUND?

On December 23, 1997, the shareholders of the Sierra National Municipal Fund approved a merger of the Fund into the Composite Tax-Exempt Bond Fund. This merger is scheduled to be completed on March 20, 1998. The Tax-Exempt Bond Fund has a substantially similar investment objective. The Fund is designed to provide a high level of income that is exempt from federal taxes and to protect investors' capital. The Funds invest in a carefully selected portfolio of bonds issued by states, counties, cities and other governmental bodies whose bonds generate income exempt from federal income tax.

To meet these objectives, the Fund manager targets a longer average maturity (12.5 years), and high average quality (Aa rating by Moody's Investors Services). Given a vigilant Federal Reserve, a possible pan-Asian recession, and low domestic inflation, the prospects of bond investments are good. If municipals return to their historical relationship with Treasuries, municipal yields could fall and their prices could rise significantly, even if Treasuries remain unchanged. Our large position in non-callable bonds should again boost performance in such an environment.

-------------------------------------------------------------------------------
SECTOR DIVERSIFICATION
-------------------------------------------------------------------------------

                  Health Care                        27.25%
                  Transportation                     17.37%
                  Transportation                     17.37%
                  Waste Disposal                      9.21%
                  General Purpose                     8.74%
                  Higher Education                    8.25%
                  Tax District                        5.10%
                  Housing                             4.08%
                  Public Building                     3.50%
                  Water/Sewer                         0.68%
                  Industrial Revenue                  0.59%


              Allocation percentages are based on total investment
                     value of the portfolio as of 12/31/97.

-------------------------------------------------------------------------------
GROWTH AND INCOME FUND
-------------------------------------------------------------------------------

PORTFOLIO MANAGER:
J.P. MORGAN INVESTMENT MANAGEMENT INC.

---------------------------

[Photo of Henry D. Cavanna]

---------------------------
Henry D. Cavanna

---------------------------

[Photo of William M. Riegel]

---------------------------
William M. Riegel

Mr. Cavanna is a senior portfolio manager in the J.P. Morgan Equity and Balanced Accounts Group, and has been with J.P. Morgan since 1971. Mr. Riegel is a senior equity portfolio manager in the Equity and Balanced Accounts Group, and has been with J.P. Morgan since 1979. They have had primary portfolio management responsibility for the SIERRA GROWTH AND INCOME FUND since September 1993.

PERFORMANCE REVIEW:

From the Fund's inception (July 25, 1989) through December 31, 1997, the SIERRA GROWTH AND INCOME FUND (Class A Shares) advanced 13.46% on an average annual total return basis, or 12.66% adjusted for the maximum sales charge. For the 12-month period ended December 31, 1997, the Fund's total return was 27.49%, or 20.16% adjusted for the maximum sales charge. For additional information, including Class B and Class S Share performance, see the accompanying chart.

WHAT WERE THE MOST SIGNIFICANT FACTORS CONTRIBUTING TO THE FUND'S PERFORMANCE OVER THE SIX-MONTH PERIOD ENDED DECEMBER 31, 1997?

The Fund outperformed the S&P 500 in the third quarter with positive stock selection, and despite negative sector allocation. During the period, the market began to broaden, enabling U.S. stock mutual funds to outperform the S&P 500. This trend reversed in the fourth quarter, as the largest 50 stocks in the S&P 500 beat the rest of the index by 2.58%. The narrow market environment made it difficult to keep pace with the S&P 500.

Across the market, the service sector was the largest contributor to performance. The telephone sector began as a negative contributor, but dramatically reversed itself in the latter part of 1997. AT&T announced a restructuring and their shares gained nearly 40% in the fourth quarter alone. MCI and GTE also rose in response to the acquisition agreement reached by MCI and Worldcom.

The technology sector was very volatile during the period. Technology stocks fared well in the third quarter with a return of 18.74%, yet gave back much of that gain in the fourth quarter. This had a drag effect on Fund performance at the close of the year.

Growth of a $10,000 Investment (Class A Shares)

Inception* 7/25/89             10000            10000             10000
                               10000             9425             10000
                               10030             9425             10000
                               10210             9453             10193
                               10170             9623             10153
                                9930             9585              9917
                               10110             9359             10123
Dec 89                         10144             9529             10362
                                9630             9561              9667
                                9761             9076              9791
                                9973             9199             10049
                                9679             9399              9801
                               10450             9122             10756
Jun                            10317             9849             10681
                               10103             9724             10647
                                9318             9522              9685
                                8909             8782              9209
                                8786             8396              9175
                                9452             8280              9766
Dec 90                          9785             8908             10033
                               10315             9223             10477
                               10937             9722             11227
                               11103            10308             11494
                               11114            10465             11526
                               11625            10475             12019
Jun                            11008            10956             11470
                               11532            10375             12007
                               11689            10868             12289
                               11511            11017             12088
                               11658            10849             12249
                               11100            10988             11755
Dec 91                         12489            10462             13098
                               12510            11771             12855
                               12679            11791             13019
                               12235            11950             12764
                               12426            11532             13135
                               12331            11712             13206
Jun                            11960            11622             13015
                               12310            11272             13539
                               12055            11603             13266
                               12236            11362             13418
                               12215            11532             13467
                               12716            11512             13920
Dec 92                         12829            11985             14103
                               12904            12091             14206
                               12807            12162             14398
                               13178            12071             14707
                               12952            12420             14347
                               13329            12207             14734
Jun                            13059            12562             14783
                               13005            12309             14713
                               13556            12258             15274
                               13502            12777             15161
                               13882            12726             15469
                               13904            13084             15323
Dec 93                         14256            13104             15512
                               14808            13436             16039
                               14489            13957             15604
                               13894            13656             14924
                               14214            13095             15115
                               14287            13396             15363
Jun                            13931            13466             14987
                               14375            13130             15478
                               14905            13548             16111
                               14607            14048             15716
                               14743            13767             16070
                               14038            13895             15485
Dec 94                         14265            13231             15714
                               14557            13444             16121
                               15115            13720             16750
                               15639            14246             17244
                               15946            14740             17753
                               16505            15029             18463
Jun                            16796            15556             18878
                               17396            15830             19504
                               17436            16396             19553
                               17882            16434             20377
                               17414            16854             20304
                               18377            16413             21195
Dec 95                         18703            17321             21603
                               19280            17628             22338
                               19684            18172             22545
                               19987            18552             22762
                               20435            18838             23096
                               20680            19260             23692
Jun                            20384            19212             23783
                               19285            18176             22731
                               19950            18803             23211
                               20890            19689             24518
                               21137            19921             25194
                               22990            21668             27096
Dec 96                         22744            21436             26560
                               24161            22772             28218
                               24195            22804             28440
                               23346            22003             27273
                               24212            22820             28900
                               25863            24376             30658
Jun                            26564            25037             32031
                               29082            27363             34575
                               28115            26498             32652
                               29389            27709             34442
                               28065            26451             33291
                               28598            26953             34833
Dec 97                         28998            27331             35432


* Index total returns were calculated from 7/31/89 to 12/31/97. The Standard & Poor's 500 Composite Index (S&P 500) represents an unmanaged weighted index of 500 industrial, transportation, utility, and financial companies widely regarded by investors as representative of the stock market. The index assumes reinvestment of all dividends/distributions, and does not reflect any asset-based charges for investment management or other expenses. Past investment performance does not guarantee future performance. The returns shown for the Fund assume reinvestment of all dividends/distributions by the shareholder.

During the period noted, the Advisor (SIERRA Investment Advisors Corporation), Administrator (SIERRA Fund Administration Corporation) and Distributor waived a portion of their management or distribution fees, and credits were allowed by the Custodian. In the absence of the waivers, or Custodian credits, yield and total return would have been lower.

The performance of the Class B Shares and Class S Shares will be less than indicated by the lines shown above for the Class A Shares, based on the differences in sales loads and fees paid by Class B and Class S shareholders.

------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/97                     6 MONTH        1 YEAR       5 YEAR       SINCE INCEPTION
                                                                -------        ------       ------       ---------------
                                                                                                         (July 25, 1989)
CLASS A SHARES
Fund (not adjusted for sales charge)                              9.16%        27.49%       17.71%            13.46%
Fund (adjusted for the maximum 5.75% sales charge)                2.88%        20.16%       16.33%            12.66%
Standard & Poor's 500 Composite Index*                           10.62%        33.36%       20.27%            16.22%

------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/97                     6 MONTH        1 YEAR       5 YEAR       SINCE INCEPTION
                                                                -------        ------       ------       ---------------
                                                                                                         (June 30, 1994)
CLASS B SHARES
Fund (not adjusted for contingent deferred sales charge)          8.75%        26.60%        N/A              22.40%
Fund (adjusted for the maximum 5% contingent
  deferred sales charge)                                          4.46%        21.60%        N/A              21.88%++
Standard & Poor's 500 Composite Index*                           10.62%        33.36%        N/A              27.89%

CLASS S SHARES
Fund (not adjusted for contingent deferred sales charge)          8.81%        26.67%        N/A              22.41%
Fund (adjusted for the maximum 5% contingent
  deferred sales charge)                                          4.52%        21.67%        N/A              21.89%++
Standard & Poor's 500 Composite Index*                           10.62%        33.36%        N/A              27.89%

 ++ Adjusted for the maximum 3% CDSC for shares held since inception.

------------------------------------------------------------------------------------------------------------------------

WHAT MARKET CONDITIONS AFFECTED THE FUND'S PERFORMANCE DURING THE PERIOD, AND WHAT INVESTMENT TECHNIQUES WERE USED TO ADDRESS THOSE CONDITIONS?

The S&P 500 rose 7.56% in the third quarter. Several trends that have been established over the last several years reversed course during the third quarter. Cyclicals outperformed consumer stables, value outperformed growth, and the largest fifty stocks, or "nifty fifty," underperformed the small-and mid-caps by a wide margin. Throughout the period, we maintained our underweight in the largest companies due to their excessive valuations. This strategy benefited Fund performance as companies such as Coca Cola and Gillette, announced that they would fall short of Wall Street expectations.

The fourth quarter brought a surge in large companies and the "nifty fifty" resumed market leadership. We continue to view these and a number of the other strongest performing stocks as overvalued, therefore, we did not hold them in the Sierra Growth and Income Fund, which caused weaker performance in the fourth quarter. We believe that this strategy will provide good relative results over the long term.

WERE THERE ANY SHIFTS IN THE FUND'S PORTFOLIO HOLDINGS/SECTORS THAT HAD A SIGNIFICANT IMPACT ON FUND PERFORMANCE?

Our investment strategy for the past six months was to keep the Fund sector neutral with an emphasis on individual stock selection and a highly diversified selection of value stocks. Stock selection was a positive contributor in the third quarter. Performance in the consumer stable sector was enhanced by our position in Ralston Purina (+8.04%). Similarly, our large holdings in Telecommunications Inc. (TCI) (+37.82%) in the service sector was the largest positive contributor for the third quarter. The service industry bolstered Fund performance in the fourth quarter as well. The Fund also gained ground with our decision to underweight the energy stocks. This provided relative performance strength due to weakening Asian energy demand, the El Nino winter, OPEC quota increases, and the continuation of Iraqi oil sales.

WHAT IS OUR INTERMEDIATE- AND LONG-TERM OUTLOOK FOR THE FUND?

On December 23, 1997, the shareholders of the Sierra Growth and Income Fund approved a merger of the Fund into the Composite Growth & Income Fund. This merger is scheduled to be completed on March 20, 1998. The Composite Growth & Income Fund has a substantially similar investment objective. The primary objective of this Fund is to provide long-term capital growth by investing in common stocks and other securities. Current income is a secondary consideration.

The basic strategy of the Composite Fund is to buy stocks of good businesses when they are at "sale prices." Good businesses generate a high return on investment and positive cash flows, have a competitive advantage, and have barriers to entry. Given the current outlook for slower economic growth in 1998, and the prospects for low inflation, the portfolio manager plans to use this investment strategy to continue to add value and continue to meet the goals and objectives of the Fund.

--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION
--------------------------------------------------------------------------------
            Other                                         13.05%
            Financial Services                            12.11%
            Technology                                    11.97%
            Health Care                                   10.57%
            Energy                                         8.47%
            Telecommunications                             8.00%
            Materials & Processing                         7.40%
            Consumer Discretionary                         7.18%
            Consumer Staples                               6.19%
            Retail                                         5.20%
            Treasury                                       3.98%
            Computer Software and Services                 2.72%
            Producer Durables                              1.17%
            Autos & Transportation                         1.02%
            Utilities                                      0.97%

              Allocation percentages are based on total investment
                     value of the portfolio as of 12/31/97.

--------------------------------------------------------------------------------
GROWTH FUND
--------------------------------------------------------------------------------

PORTFOLIO MANAGER:
JANUS CAPITAL CORPORATION

---------------------------

[Photo of Warren B. Lammert]

---------------------------

Warren B. Lammert

Mr. Lammert is a graduate of Yale University and the London School of Economics. He first joined Janus in January 1987 and has been portfolio manager of the SIERRA GROWTH FUND since its inception. He is a Chartered Financial Analyst.

PERFORMANCE REVIEW:

From the Fund's inception (April 5, 1993) through December 31, 1997, the SIERRA GROWTH FUND (Class A Shares) advanced 16.44% on an average annual total return basis, or 14.99% adjusted for the maximum sales charge. For the 12-month period ended December 31, 1997, the Fund had a total return of 9.78%, or 3.47% adjusted for the maximum sales charge. For additional information, including Class B and Class S Share performance, see the accompanying chart.

WHAT WERE THE MOST SIGNIFICANT FACTORS CONTRIBUTING TO THE FUND'S PERFORMANCE OVER THE SIX-MONTH PERIOD ENDED DECEMBER 31, 1997?

As the year ended, Asia became the focal point of international markets, injecting volatility into equities across the globe. Domestically, the growing Asian downturn raised new concerns about corporate earnings, and selling became pronounced. As a result, the Dow Jones experienced its worst single day point decline, dropping over 550 points on October 27, 1997. Markets around the world moved lower, and most established markets actually experienced a true correction.

Despite the substantial, and at times unsettling fluctuations during the most recent six month period, the S&P 500 Index gained 10.62% and the Fund gained 4.11%.

WHAT MARKET CONDITIONS AFFECTED THE FUND'S PERFORMANCE DURING THE PERIOD, AND WHAT INVESTMENT TECHNIQUES WERE USED TO ADDRESS THOSE CONDITIONS?

Asia's expanding financial crisis engulfed new victims, and South Korea, the world's eleventh largest economy, became the latest to be infected with the "Asian Contagion". Selling was particularly intense in the technology sector, where growing fear of Asian deflationary pressures cast doubt on earnings prospects. However, domestic and European equities proved resilient and we were able to use this volatility to our advantage.

Growth of a $10,000 Investment (Class A Shares)

Inception* 4/5/93              10000             9444             10000
                               10020             9943             10267
Jun                            10720            10104             10297
                               10480             9877             10255
                               10900            10273             10644
Sep                            11250            10603             10560
                               11500            10839             10778
                               11300            10650             10676
Dec 93                         11680            11008             10805
                               12160            11461             11172
                               12040            11348             10869
Mar                            11740            11065             10395
                               11630            10961             10529
                               11190            10547             10701
Jun                            10730            10113             10439
                               11150            10509             10782
                               11830            11150             11223
Sep                            11870            11187             10949
                               12200            11499             11194
                               11750            11074             10787
Dec 94                         11756            11080             10947
                               11886            11203             11230
                               12257            11552             11668
Mar                            12507            11788             12011
                               12938            12194             12365
                               13428            12656             12858
Jun                            14199            13383             13156
                               15121            14251             13593
                               15231            14355             13627
Sep                            15681            14780             14201
                               15261            14383             14151
                               15942            15025             14771
Dec 95                         16018            15097             15056
                               16393            15450             15568
                               17187            16199             15712
Mar                            17312            16317             15863
                               18244            17195             16096
                               18607            17537             16512
Jun                            18728            18513             17651
                               16563            15611             15842
                               17665            16649             16176
Sep                            18823            17741             17087
                               18189            17152             17558
                               18857            17773             18884
Dec 96                         18728            17651             18513
                               19643            18514             19666
                               18769            17690             19820
Mar                            17536            16527             19007
                               17801            16777             20141
                               19020            17926             21367
Jun                            19747            18612             22323
                               21429            20197             24096
                               20277            19111             22756
Sep                            21469            20234             24003
                               20872            19672             23201
                               20780            19585             24276
Dec 97                         20558            19376             24693

* Index total returns were calculated from 4/30/93 to 12/31/97. The Standard & Poor's 500 Composite Index (S&P 500) represents an unmanaged weighted index of 500 industrial, transportation, utility, and financial companies widely regarded by investors as representative of the stock market. The index assumes reinvestment of all dividends/distributions, and does not reflect any asset-based charges for investment management or other expenses. Past investment performance does not guarantee future performance. The returns shown for the Fund assume reinvestment of all dividends/distributions by the shareholder.

During the period noted, the Advisor (SIERRA Investment Advisors Corporation) waived a portion of its management fees and absorbed other expenses, and credits were allowed by the Custodian. In the absence of the waivers and absorption of other expenses, or Custodian credits, yield and total return would have been lower.

The performance of the Class B Shares and Class S Shares will be less than indicated by the lines shown above for the Class A Shares, based on the differences in sales loads and fees paid by Class B and Class S shareholders.

---------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/97                           6 MONTH          1 YEAR         SINCE INCEPTION
                                                                      -------          ------         ---------------
                                                                                                      (April 5, 1993)
CLASS A SHARES
Fund (not adjusted for sales charge)                                    4.11%          09.78%            16.44%
Fund (adjusted for the maximum 5.75% sales charge)                      1.88%          03.47%            14.99%
Standard & Poor's 500 Composite Index*                                 10.62%          33.36%            21.37%

---------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/97                           6 MONTH          1 YEAR         SINCE INCEPTION
                                                                      -------          ------         ---------------
                                                                                                      (June 30, 1994)
CLASS B SHARES
Fund (not adjusted for contingent deferred sales charge)                3.72%          08.90%            19.55%
Fund (adjusted for the maximum 5% contingent
  deferred sales charge)                                               -1.01%          03.93%            18.99%++
Standard & Poor's 500 Composite Index*                                 10.62%          33.36%            27.89%

CLASS S SHARES
Fund (not adjusted for contingent deferred sales charge)                3.72%          08.97%            19.56%
Fund (adjusted for the maximum 5% contingent
  deferred sales charge)                                               -1.01%          04.00%            19.01%++
Standard & Poor's 500 Composite Index*                                 10.62%          33.36%            27.89%

++ Adjusted for the maximum 3% CDSC for shares held since inception.

---------------------------------------------------------------------------------------------------------------------

WERE THERE ANY SHIFTS IN THE FUND'S PORTFOLIO HOLDINGS/SECTORS THAT HAD A SIGNIFICANT IMPACT ON FUND PERFORMANCE?

The market's gyrations created some attractive buying opportunities, and we added or increased our positions in several high-quality technology companies, such as Microsoft, Intel, and Cisco Systems. These stocks seldom become cheap relative to their future earnings potential, so we used the opportunity to build our positions. However, several of our existing technology positions, including Philips Electronics and Parametric Technology, were off due to general uncertainty in the technology sector.

During the period, we added to several cable operators. The cable industry is transitioning into a new period where exciting new services over digital cable, such as internet and telephony services, offer cable operators better financial returns and an improving outlook for growth. Meanwhile, capital expenditures are dropping off, so cash flows are rapidly improving. Our cable stocks, including Time Warner, Comcast, and Tele-Communications, Inc., all performed extremely well.

Among our pharmaceutical and life sciences stocks, we continue to own Monsanto and Warner-Lambert. Monsanto, having divorced itself from its more cyclical chemical business, is now building on its higher-margin pharmaceutical and agri-biotech products. By next year, we expect that Monsanto will file with the FDA for Cox II. This new anti-inflammatory drug promises to be a major therapeutic breakthrough for arthritis and pain relief, with the potential to become a blockbuster drug. Although Warner-Lambert enjoyed an incredible run in 1997, the stock price suffered a temporary setback during the quarter. One of its two new blockbuster drugs (Rezulin) received negative press; however, due to Rezulin's quality of life improvements for diabetics, we still believe that the drug could eventually generate over a billion dollars in sales per year. During the quarter, we increased our positions in Pfizer and Eli Lilly. Both companies are considered to be among the blue chips of drug manufacturers and boast an impressive product pipeline. In 1998, both Pfizer and Eli Lilly have new product launches scheduled, and we are very positive on the prospects for the new treatments.

WHAT IS OUR INTERMEDIATE- AND LONG-TERM OUTLOOK FOR THE FUND?

Despite some setbacks, we remain confident in the long-term potential for several other areas of the portfolio. Specifically, we hold positions in deepwater offshore drilling and oil services stocks; this sector came under pressure during the quarter. Fears of a global economic slowdown, lower oil and natural gas prices, and the warmest year on record created a negative backdrop for the group, which moved away from its recent peaks. Certainly, a further decline in oil and natural gas prices may curtail exploration and slow production spending. However, these companies have corrected to a point where the stock prices appear to have factored in this risk. In addition, demand remains strong for oil and gas service providers. New technologies developed by the leading providers have enabled customers to significantly lower extraction costs, making oil exploration and extraction much more feasible and profitable, even at current prices.

We also increased our exposure to areas with less economic sensitivity. The focus remains on a variety of high-quality companies, in which we are very confident in the sustainability of future earnings. As a result, the portfolio remains poised to seek strong earnings growth in the coming months.

-------------------------------------------------------------------------------
SECTOR DIVERSIFICATION
-------------------------------------------------------------------------------

            Technology                                    18.22%
            Financial services                            13.44%
            U.S. Government Agency                        11.50%
            Health Care                                   11.32%
            Computer Software & Services                  10.16%
            Telecommunications                             7.36%
            Materials & Processing                         7.32%
            Energy                                         6.71%
            Other                                          4.89%
            Commercial Paper                               4.22%
            Consumer Discretionary                         2.92%
            Retail                                         1.08%
            Consumer Staples                               0.86%

              Allocation percentages are based on total investment
                     value of the portfolio as of 12/31/97.

-------------------------------------------------------------------------------
EMERGING GROWTH FUND
-------------------------------------------------------------------------------

PORTFOLIO MANAGER:
JANUS CAPITAL CORPORATION

---------------------------

[Photo of James P. Goff]

---------------------------

James P. Goff

Mr. Goff has a degree from Yale University and is a Chartered Financial Analyst. He has been with Janus since 1988, and has had primary portfolio management responsibility for the SIERRA EMERGING GROWTH FUND since September 1993.

PERFORMANCE REVIEW:

From the Fund's inception (July 18, 1990) through December 31, 1997, the SIERRA EMERGING GROWTH FUND (Class A Shares) has advanced 13.77% on an average annual total return basis, or 12.87% adjusted for the maximum sales charge. For the 12-month period ended December 31, 1997, the Fund's total return was 12.63%, or 6.15% adjusted for the maximum sales charge. For additional information, including Class B and Class S Share performance, see the accompanying chart.

WHAT WERE THE MOST SIGNIFICANT FACTORS CONTRIBUTING TO THE FUND'S PERFORMANCE OVER THE SIX-MONTH PERIOD ENDED DECEMBER 31, 1997?

During the last six months, we stayed true to our investment discipline and continued to search for companies with solid fundamentals and rapid earnings growth potential. With the prospects of slower global economic growth, the market began to take notice of our companies towards year end. The result of this was good relative performance in the fourth quarter as the Fund gained some ground it lost in the early part of 1997.

WHAT MARKET CONDITIONS AFFECTED THE FUND'S PERFORMANCE DURING THE PERIOD, AND WHAT INVESTMENT TECHNIQUES WERE USED TO ADDRESS THOSE CONDITIONS?

Domestic markets generally proved resilient and managed to sidestep much of the downturn in Asia. Strength in the bond market, where long-term bond yields dropped below 6%, helped bolster equities. After experiencing a dramatic sell-off at the end of October, stocks rebounded to recoup most of their losses. The rebound was fairly limited in its scope, however, and large stocks outperformed their small and midsize counterparts.

Growth of a $10,000 Investment (Class A Shares)

Inception* 7/18/90             10000             9425             10000
                               10000             9425             10000
                                9600             9048             10000
                                8520             8030              9097
                                7810             7361              8649
                                7620             7182              8617
                                8190             7719              9172
Dec 90                          8263             7787              9424
                                8747             8244              9840
                                9231             8700             10545
                                9846             9280             10796
                                9897             9328             10826
                               10179             9594             11289
Jun                             9705             9147             10773
                               10018             9442             11278
                               10179             9594             11543
                               10310             9718             11353
                               10916            10288             11505
                               10664            10050             11041
Dec 91                         11509            10847             12303
                               12161            11462             12074
                               12456            11740             12228
                               11896            11212             11989
                               11804            11126             12338
                               12049            11356             12404
Jun                            11886            11202             12224
                               12100            11404             12717
                               11733            11058             12460
                               11845            11164             12603
                               12395            11682             12649
                               12935            12191             13075
Dec 92                         13281            12517             13246
                               13581            12800             13343
                               13850            13054             13523
                               14212            13395             13814
                               13581            12800             13475
                               14191            13375             13839
Jun                            14233            13414             13885
                               14078            13268             13820
                               14905            14048             14346
                               15133            14263             14240
                               15505            14613             14529
                               15029            14165             14392
Dec 93                         16243            15306             14570
                               16356            15412             15065
                               16322            15380             14657
                               15643            14741             14018
                               15270            14390             14197
                               15248            14368             14430
Jun                            14717            13868             14076
                               15384            14496             14538
                               16050            15125             15133
                               16152            15220             14762
                               17056            16073             15094
                               15870            14954             14545
Dec 94                         16187            15253             14760
                               16280            15341             15142
                               16650            15689             15733
                               16627            15667             16197
                               16476            15526             16675
                               16499            15548             17342
Jun                            17887            16855             17744
                               19193            18086             18156
                               19795            18653             18201
                               20685            19492             18969
                               19852            18707             18901
                               20153            18991             19730
Dec 95                         21409            20174             20111
                               21095            19878             20979
                               22216            20935             21174
                               23651            22286             21377
                               24363            22923             21691
                               25303            23809             22251
Jun                            24309            22911             22336
                               21437            20120             21348
                               23047            21722             21799
                               23842            22471             23026
                               23057            21732             23661
                               23334            21992             25448
Dec 96                         23224            21889             24944
                               22505            21211             26501
                               21967            20704             26709
                               20238            19074             25614
                               20317            19149             27142
                               22753            21445             28793
Jun                            23945            22568             30082
                               24129            22742             32471
                               24366            22965             30666
                               25964            24471             32346
                               25466            24001             31266
                               25596            24124             32713
Dec 97                         26156            24652             33276

* Index total returns were calculated from 7/31/90 to 12/31/97. The Standard & Poor's 500 Composite Index (S&P 500) represents an unmanaged weighted index of 500 industrial, transportation, utility, and financial companies widely regarded by investors as representative of the stock market. The index assumes reinvestment of all dividends/distributions, and does not reflect any asset-based charges for investment management or other expenses. Past investment performance does not guarantee future performance. The returns shown for the Fund assume reinvestment of all dividends/distributions by the shareholder.

During the period noted, the Advisor (SIERRA Investment Advisors Corporation) waived a portion of its management fees, and credits were allowed by the Custodian. In the absence of the waivers, or Custodian credits, yield and total return would have been lower.

The performance of the Class B Shares and Class S Shares will be less than indicated by the lines shown above for the Class A Shares, based on the differences in sales loads and fees paid by Class B and Class S shareholders.

------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/97                     6 MONTH        1 YEAR       5 YEAR       SINCE INCEPTION
                                                                -------        ------       ------       ---------------
                                                                                                         (July 18, 1990)
CLASS A SHARES
Fund (not adjusted for sales charge)                              9.24%        12.63%       14.52%            13.77%
Fund (adjusted for the maximum 5.75% sales charge)                2.96%        06.15%       13.17%            12.87%
Standard & Poor's 500 Composite Index*                           10.62%        33.36%       20.27%            17.60%

------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/97                     6 MONTH        1 YEAR       5 YEAR       SINCE INCEPTION
                                                                -------        ------       ------       ---------------
                                                                                                         (June 30, 1994)
CLASS B SHARES
Fund (not adjusted for contingent deferred sales charge)          8.84%        11.78%        N/A               17.01%
Fund (adjusted for the maximum 5% contingent
  deferred sales charge)                                          3.84%        06.78%        N/A               16.43%++
Standard & Poor's 500 Composite Index*                           10.62%        33.36%        N/A               27.89%

Class S Shares
Fund (not adjusted for contingent deferred sales charge)          8.84%        11.78%        N/A               17.01%
Fund (adjusted for the maximum 5% contingent
  deferred sales charge)                                          3.84%        06.78%        N/A               16.43%++
Standard & Poor's 500 Composite Index*                           10.62%        33.36%        N/A               27.89%

++ Adjusted for the maximum 3% CDSC for shares held since inception.

------------------------------------------------------------------------------------------------------------------------

WERE THERE ANY SHIFTS IN THE FUND'S PORTFOLIO HOLDINGS/SECTORS THAT HAD A SIGNIFICANT IMPACT ON FUND PERFORMANCE?

We had a number of standouts, including Outdoor Systems, Paychex, and Chancellor Media--each gaining in excess of 40%. The fundamentals for all four companies remained unchanged, but investors began to take notice of their underlying growth. We also had several other strong performers that gained over 15%, including Protective Life, UICI, and Pricellular. In each case, the fundamentals did not change, but the market began to appreciate the potential of each company.

We took advantage of market dips to add several positions, including some new ideas in the technology sector. We are highly selective in this industry because product cycles tend to be extremely short and earnings can be erratic. The only technology firms added to the portfolio have very unique business franchises, such as Cadence Design and Sipex. Cadence, a dominant force in the chip-design business, was our largest addition during the period. The company boasts an impressive client list, and continues to gain market share from the competition. Sipex is pioneering new innovations for analog semiconductors; this type of business tends to be more stable than digital chips. Additionally, Sipex is well diversified for a smaller technology company, with no one customer accounting for more than 2% of its revenues.

During the period, we sold a few positions at a profit. For example, Aspen Technology, which was sold because it derives almost 20% of its revenues from Asia, and positions with significant exposure to the region were sold to reduce risk.

While we had many strong performers, we did encounter a problem with Fastenal. Based strictly on internal growth, sales were up 38%, but earnings were negatively impacted by short-term labor expenses. We are carefully monitoring the situation, and trimmed the stock as a matter of discipline. However, Fastenal appears poised for strong earnings gains and could potentially top Wall Street's estimates, so the stock remains in the portfolio.

WHAT IS OUR INTERMEDIATE- AND LONG-TERM OUTLOOK FOR THE FUND?

We remain positive on our companies, and have begun to see some early indications of their potential during the fourth quarter. In a less robust economic environment, companies that can consistently deliver earnings well in excess of their peer group should be awarded a premium or scarcity value. In our research process, we try to emphasize companies that can grow profits in any macroeconomic environment. The key in 1998 will be owning stocks that can deliver excellent growth when earnings begin to dissipate. This plays to our strength, because many of our companies have either met or exceeded earnings estimates for many quarters. Owning companies with superior earnings growth has always been our focus, and it will remain so going forward.

--------------------------------------------------------------------------------
SECTOR DIVERSIFICATION
--------------------------------------------------------------------------------

                  Consumer Discretionary                  15.67%
                  Restaurants                             15.00%
                  Financial Services                      13.63%
                  Retail                                  12.19%
                  Health Care                              7.80%
                  Other                                    7.59%
                  Materials & Processing                   4.35%
                  U.S. Agency                              4.23%
                  Technology                               3.68%
                  Commercial Paper                         3.22%
                  Warrant                                  2.63%
                  Consumer Staples                         2.61%
                  Computer Software & Services             2.28%
                  Telecommunications                       1.95%
                  Autos & Transportation                   1.84%
                  Producer Durables                        0.98%
                  Energy                                   0.35%

              Allocation percentages are based on total investment
                     value of the portfolio as of 12/31/97.

--------------------------------------------------------------------------------
INTERNATIONAL GROWTH FUND
--------------------------------------------------------------------------------

PORTFOLIO MANAGER:
WARBURG PINCUS ASSET
MANAGEMENT, INC.

The following team has been primarily responsible for managing the SIERRA INTERNATIONAL GROWTH FUND since April 8, 1996. Richard H. King, Senior Managing Director, joined the firm to found the department and has 31 years of investment experience. Prior to joining Warburg, Mr. King was chief investment officer and a director of Fiduciary Trust Company International S.A. in London from 1984 to 1988. P. Nicholas Edwards, Managing Director, has 13 years of investment experience. Prior to joining Warburg, Mr. Edwards was a director and senior analyst at Jardine Fleming Investment Advisers in Tokyo from 1991 to 1995. Harold W. Ehrlich, CFA, CIC, Managing Director, has 14 years of investment experience. Prior to joining Warburg, Mr. Ehrlich was a senior vice president, portfolio manager and analyst at Templeton Investment Counsel Inc. from 1987 to 1995. Vincent J. McBride, Senior Vice President, has 10 years of investment experience. Prior to joining Warburg, Mr. McBride was an international equity analyst at Smith Barney Inc. from 1993 to 1994. He was an international equity analyst at General Electric Investments from 1992 to 1993 and a portfolio manager/analyst at United Jersey Bank from 1989 to 1992.

PERFORMANCE REVIEW:

From the Fund's inception (July 18, 1990) through December 31, 1997, the SIERRA INTERNATIONAL GROWTH FUND (Class A Shares) has advanced 2.51% on an average annual total return basis, or 1.70% adjusted for the maximum sales charge. For the 12-month period ended December 31, 1997, the Fund's total return was -2.49%, or -8.10% adjusted for the maximum sales charge. For additional information, including Class B and Class S Share performance, see the accompanying chart.

WHAT WERE THE MOST SIGNIFICANT FACTORS CONTRIBUTING TO THE FUND'S PERFORMANCE OVER THE SIX-MONTH PERIOD ENDED DECEMBER 31, 1997?

Any and all Asian exposure proved a liability during the fourth quarter, given the plunge in the region's stock markets and currencies. While in most cases our stock picks fared better than local- market indices, they still suffered significant losses.

The Fund benefited from both Europe's general strength and from good stock selection during the period. Notwithstanding the fact that most of these markets now stand at the upper end of their historical valuation ranges, we continue to find good investment opportunities, and believe that the backdrop supporting stocks remains largely favorable. European markets continue to benefit from a tailwind of falling long-term interest rates, tame inflation, initial merger and acquisition activity, and a pickup in corporate profits. All of these provided a cushion against Asian-related concerns and an underpinning for stock prices during the fourth quarter.

Growth of a $10,000 Investment (Class A Shares)

Inception* 7/18/90             10000             9550             10000
                               10000             9425             10000
                                9780             9218             10000
                                8690             8190              9029
                                7760             7314              7770
                                8730             8228              8981
                                8250             7776              8451
Dec 90                          8150             7681              8589
                                8460             7974              8866
                                9190             8662              9817
                                8630             8134              9228
                                8720             8219              9318
                                8870             8360              9416
Jun                             8270             7794              8724
                                8680             8181              9152
                                8700             8200              8966
                                9020             8501              9472
                                9050             8530              9607
                                8800             8294              9158
Dec 91                          9325             8789              9632
                                9255             8722              9426
                                9124             8599              9089
                                8742             8239              8489
                                8792             8286              8529
                                9214             8685              9100
Jun                             8872             8362              8668
                                8540             8049              8446
                                9043             8523              8976
                                8651             8154              8799
                                8279             7803              8337
                                8319             7841              8415
Dec 92                          8339             7860              8459
                                8359             7879              8458
                                8642             8145              8714
                                9197             8668              9474
                                9833             9268             10373
                               10055             9477             10592
Jun                             9894             9325             10426
                               10217             9630             10791
                               10792            10172             11374
                               10762            10143             11118
                               11065            10429             11461
                               10439             9839             10459
Dec 93                         11037            10402             11214
                               11813            11134             12162
                               11503            10841             12128
                               10933            10305             11605
                               11265            10617             12097
                               11296            10646             12028
Jun                            11120            10480             12198
                               11430            10773             12315
                               11679            11007             12607
                               11296            10646             12209
                               11513            10851             12616
                               11026            10392             12009
Dec 94                         10892            10266             12085
                               10324             9731             11621
                               10182             9597             11587
                               10368             9772             12310
                               10695            10080             12773
                               10794            10173             12621
Jun                            10674            10060             12400
                               11143            10502             13154
                               11001            10368             12551
                               11088            10451             12865
                               10859            10235             12675
                               10968            10338             13010
Dec 95                         11422            10765             13440
                               11825            11145             13496
                               11733            11058             13541
                               11837            11156             13829
                               12009            11319             14231
                               11964            11276             13972
Jun                            12079            11384             14033
                               11502            10841             13416
                               11640            10971             13571
                               11905            11220             13903
                               11824            11144             13743
                               12353            11643             14271
Dec 96                         12337            11628             14068
                               12396            11684             13744
                               12502            11783             13967
                               12408            11695             14015
                               12597            11872             14088
                               13385            12616             15003
Jun                            13951            13149             15839
                               14423            13594             16096
                               13199            12440             14693
                               13905            13105             15728
                               12363            11652             14518
                               12092            11397             14370
Dec 97                         12031            11340             14495

* Index total returns were calculated from 7/31/90 to 12/31/97. The Lehman Brothers Municipal Bond Index is a total return performance benchmark for the long-term, investment-grade, tax-exempt bond market, and includes approximately 34,000 municipal bonds. The index assumes reinvestment of all dividends/ distributions and does not reflect any asset-based charges for investment management or other expenses. Past investment performance does not guarantee future performance. The returns shown for the Fund assume reinvestment of all dividends/distributions by the shareholder.

During the period noted, the Advisor (SIERRA Investment Advisors Corporation), Administrator (SIERRA Fund Administration Corporation) and Distributor waived a portion of their management or distribution fees, the Administrator absorbed other expenses, and credits were allowed by the Custodian. In the absence of the waivers and absorption of other expenses, or Custodian credits, yield and total return would have been lower.

The performance of the Class B Shares and Class S Shares will be less than indicated by the lines shown above for the Class A Shares, based on the differences in sales loads and fees paid by Class B and Class S shareholders.

------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/97                    6 MONTH        1 YEAR       5 YEAR       SINCE INCEPTION
                                                               -------        ------       ------       ---------------
                                                                                                         (July 18, 1990)
CLASS A SHARES
Fund (not adjusted for sales charge)                            -13.77%        -2.49%        7.61%            2.51%
Fund (adjusted for the maximum 5.75% sales charge)              -18.73%        -8.10%        6.34%            1.70%
Morgan Stanley Capital International EAFE Index*                -08.49%         1.78%       11.37%            5.13%

------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/97                    6 MONTH        1 YEAR       5 YEAR       SINCE INCEPTION
                                                               -------        ------       ------       ---------------
                                                                                                         (June 30, 1994)
CLASS B SHARES
Fund (not adjusted for contingent deferred sales charge)        -14.11%        -3.19%        N/A              1.55%
Fund (adjusted for the maximum 5% contingent deferred
  sales charge)                                                 -17.99%        -7.57%        N/A              0.85%++
Morgan Stanley Capital International EAFE Index*                -08.49%         1.78%        N/A              5.05%

CLASS S SHARES
Fund (not adjusted for contingent deferred sales charge)        -14.10%        -3.26%        N/A              1.53%
Fund (adjusted for the maximum 5% contingent deferred
  sales charge)                                                 -18.00%        -7.65%        N/A              0.82%++
Morgan Stanley Capital International EAFE Index*                -08.49%         1.78%        N/A              5.05%

++ Adjusted for the maximum 3% CDSC for shares held since inception.

------------------------------------------------------------------------------------------------------------------------

WHAT MARKET CONDITIONS AFFECTED THE FUND'S PERFORMANCE DURING THE PERIOD, AND WHAT INVESTMENT TECHNIQUES WERE USED TO ADDRESS THOSE CONDITIONS?

During the third quarter, we continued to trim the Fund's weighting in Spain, selling stocks as they hit our price targets. In France, we are very encouraged by the number of companies reporting earnings that surpass expectations. After rallying strongly in the second quarter, Japan's equity market stumbled in the third quarter, weighed down by signs of flagging economic growth (most notably, a sharp contraction in second-quarter GDP). The market was also hurt by concerns that Southeast Asia's currency turmoil would cut Japan's exports into the region and by ongoing worries about the country's financial sector. Virtually all Asian-Pacific markets suffered losses in the dollar terms for the quarter, with the steepest declines obviously in Southeast Asia.

The fourth quarter saw declines in most foreign markets. The most severe setbacks were in Asia, which continued to struggle. The region's crisis, which previously had been confined largely to the relatively small economies of Southeast Asia, took a decided turn for the worse during the quarter. South Korea, one of the world's largest economies, fell victim to the contagion, and its currency and stock market plunged. The situation worsened when Japan stumbled, hurt by heightened concerns over its faltering economy and deteriorating confidence in its financial system. As the quarter closed, the still-evolving situation had yet to stabilize, despite pledges of substantial monetary support from the International Monetary and a Japanese government-announced economic-stimulus and banking-sector-relief package. Not surprisingly, Asia's ripples were felt across the world's stock markets. Virtually all fell in sympathy, as investors grappled with a potentially significant slowdown in what has long been the world's fastest-growing economic region.

WERE THERE ANY SHIFTS IN THE FUND'S PORTFOLIO HOLDINGS/SECTORS THAT HAD A SIGNIFICANT IMPACT ON FUND PERFORMANCE?

We made few significant changes to the Fund's country allocations in Europe during the three months of the third quarter. We did establish a presence in Italy and added two German stocks (Hoechst, a large chemicals and pharmaceuticals firm and Siemens, Europe's largest electronics-engineering company).

We made a couple of adjustments in Japan during the quarter. One is the addition of two banking stocks, Sumitomo Bank and Fuji Bank. Both have put their bad-debt problems behind them and are among the better-positioned to benefit from financial-sector deregulation. We also trimmed or sold a number stocks as they approached or hit our price targets. We scaled back the Fund's exposure to specific domestically oriented companies whose earnings prospects had dimmed. Approximately 70% of the Fund's Yen exposure was hedged, a defensive stance reflecting our view that the Yen would continue to weaken vs. the Dollar.

There were several noteworthy changes made to the portfolio during the fourth quarter. We trimmed the Fund's Asian exposure, reallocating most of the proceeds to Europe, where we continue to find good opportunity. We also reduced the Fund's weighting in Japan. This reflects our growing concern over the lingering weakness in the Japanese economy. In Europe, we significantly increased our exposure to France and the United Kingdom.

WHAT IS OUR INTERMEDIATE- AND LONG-TERM OUTLOOK FOR THE FUND?

Japan's economy, particularly that portion represented by consumption, has clearly slowed following the government's decision to raise taxes back in April. But demand for certain goods remains strong, and the health of Japan's labor market--both employment and incomes are rising--suggests the potential for a significant upturn in consumption in the months ahead. In addition, the prospects for Japan's housing market appear positive and while exports to Southeast Asia will slow over the near to intermediate term, exports to other countries (e.g., the U.S.) continue. In sum, there does exist grounds for optimism regarding Japan's economy, despite its recent malaise.

We remain positive on the prospects for Southeast Asia, given the region's high savings and investment rates and long-term growth potential. But currently, we are reluctant to increase our weightings. Sentiment remains overwhelmingly bearish, and given the absence of currency stability, it seems prudent to wait.

Outside Southeast Asia, we still find value in Australia and New Zealand. Australia benefits from low inflation, falling interest rates and an improving earnings picture. New Zealand's backdrop is similarly favorable, and valuations remain attractive. European holdings also should provide stability and have the opportunity for some strength in relative performance.

--------------------------------------------------------------------------------
  DIVERSIFICATION BY REGION
--------------------------------------------------------------------------------

                  Europe                             56.41%
                  Asia                               23.93%
                  Americas                           10.75%
                  Australia/New Zealand               6.09%
                  Middle East                         2.82%

              Allocation percentages are based on total investment
                     value of the portfolio as of 12/31/97.

--------------------------------------------------------------------------------
  TARGET MATURITY 2002 FUND
--------------------------------------------------------------------------------

PORTFOLIO MANAGER:
BLACKROCK FINANCIAL
MANAGEMENT, INC.

-----------------------------

[Photo of Keith Anderson]

-----------------------------

Keith Anderson

-----------------------------

[Photo of Andrew J. Phillips]

-----------------------------

Andrew J. Phillips

The day-to-day management of the SIERRA TARGET MATURITY 2002 FUND'S portfolio is the responsibility of a committee composed of individuals who are officers of BlackRock. This committee has managed the Fund since December 1994, and is supervised by Keith Anderson and Andrew J. Phillips. Mr. Anderson, a Managing Director of BlackRock, has been co-head of the Portfolio Management Group since 1988. Mr. Phillips has been a portfolio manager of BlackRock since 1991 and a Principal of BlackRock since 1996.

PERFORMANCE REVIEW:

From the Fund's inception (March 20, 1995) through December 31, 1997, the SIERRA TARGET MATURITY 2002 FUND advanced 8.61% on an average annual total return basis, or 7.83% adjusted for the maximum sales charge. For the 12-month period ended December 31, 1997, the Fund's total return was 8.27%, or 6.10% adjusted for the maximum sales charge.

WHAT WERE THE MOST SIGNIFICANT FACTORS CONTRIBUTING TO THE FUND'S PERFORMANCE OVER THE SIX-MONTH PERIOD ENDED DECEMBER 31, 1997?

With 90% of its assets in zero coupon Treasury notes maturing in November 2002, the Fund remains very sensitive to interest rate changes. As interest rates fall, the Fund's share price increases, and vice versa. For the period, interest rates declined, pushing up the Fund's net asset value.

WHAT MARKET CONDITIONS AFFECTED THE FUND'S PERFORMANCE DURING THE PERIOD, AND WHAT INVESTMENT TECHNIQUES WERE USED TO ADDRESS THOSE CONDITIONS?

According to its investment objective and guidelines, the Fund must maintain the vast majority of its holdings in zero coupon Treasury notes with a November 2002 maturity. As a result, the Fund's performance is primarily affected by interest rate trends, not by active management of the portfolio's holdings.

WERE THERE ANY SHIFTS IN THE FUND'S PORTFOLIO HOLDINGS/SECTORS THAT HAD A SIGNIFICANT IMPACT ON FUND PERFORMANCE?

There were no major shifts in the Fund's portfolio holdings. Consistent with the Fund's investment objective, the Fund continues to hold 90% of its assets in zero coupon Treasury notes maturing in November 2002.

WHAT IS OUR INTERMEDIATE- AND LONG-TERM OUTLOOK FOR THE FUND?

The Fund's performance will depend basically on interest rate fluctuations. Given the objective of the Fund to remain invested in zero coupon Treasury notes, the Fund's share price will move inversely to interest rates. Our short- and longer-term outlook for interest rates is positive. Despite strong fundamentals in the U.S., we believe that the financial crisis in the emerging markets and Asia, including Japan, will slow U.S. economic growth and keep inflation bottled up. The global currency devaluations should also lower demand for U.S. exports and relieve the upward wage pressures in the labor markets.

Growth of a $10,000 Investment (Class A Shares)

Inception* 3/20/95             10000            10000             10000
                                9900             9790             10000
                               10140             9937             10131
                               10690            10476             10539
Jun 95                         10780            10584             10620
                               10670            10457             10581
Aug                            10840            10623             10705
                               10960            10741             10808
Oct                            11160            10937             10972
                               11390            11162             11143
Dec 96                         11570            11339             11301
                               11642            11410             11370
Feb                            11311            11085             11138
                               11146            10923             11046
Apr                            10990            10770             10975
                               10928            10710             10957
Jun                            11094            10873             11098
                               11104            10882             11126
Aug                            11042            10821             11101
                               11270            11044             11285
Oct                            11580            11349             11534
                               11808            11572             11734
Dec 96                         11621            11389             11615
                               11643            11410             11627
Feb                            11631            11399             11644
                               11443            11214             11520
Apr                            11399            11632             11686
                               11497            11732             11787
Jun                            11628            11865             11920
                               11748            11987             12258
Aug                            11588            11824             12137
                               11758            11998             12319
Oct                            11950            12194             12532
                               11950            12194             12596
Dec 97                         12084            12330             12728


* Index total returns were calculated from 3/31/95 to 12/31/97. The Lehman Brothers Mutual Fund U.S. General Government Index represents all U.S. Government agency and Treasury securities. The Index assumes reinvestment of all dividends/ distributions, and does not reflect any asset-based charges for investment management or other expenses. Past performance does not guarantee future performance. The returns shown for the Fund assume reinvestment of all dividends/ distributions by the shareholder.

During the period noted, the Advisor (SIERRA Investment Advisors Corporation) and Administrator (SIERRA Fund Administration Corporation) waived a portion of their management fees, the Advisor absorbed other expenses, and credits were allowed by the Custodian. In the absence of the waivers and absorption of other expenses, or Custodian credits, yield and total return would have been lower.

------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/97                                   6 MONTH       1 YEAR       SINCE INCEPTION
                                                                              -------       ------       ---------------
                                                                                                        (March 20, 1995)
CLASS A SHARES
Fund (not adjusted for sales charge)                                           6.04%        8.27%             8.61%
Fund (adjusted for the maximum 2% sales charge)                                3.92%        6.10%             7.83%
Lehman Brothers U.S. Government Index*                                         6.78%        9.59%             9.17%
------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                               SIERRA TRUST FUNDS
                               SEMI-ANNUAL REPORT
                 ----------------------------------------------
                   For the six months ended December 31, 1997

-------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES
-------------------------------------------------------------------------------

                              SIERRA TRUST FUNDS
                        DECEMBER 31, 1997 (UNAUDITED)

                                                SHORT TERM       SHORT TERM
                                                   HIGH            GLOBAL            U.S.           CORPORATE     CALIFORNIA
                                                 QUALITY         GOVERNMENT       GOVERNMENT          INCOME       MUNICIPAL
                                                BOND FUND           FUND             FUND              FUND           FUND
                                              ------------      ------------     ------------      ------------   ------------
ASSETS:
Investments, at value (Note 2)
  See portfolios of investments (a) ....      $ 14,620,935      $ 39,056,352     $433,665,625      $226,562,706   $344,780,372
Cash and/or foreign currency (b) .......             9,720           230,331          169,167              --           39,003
Net unrealized appreciation of forward
  foreign currency contracts (Note 2)
  See portfolios of investments ........              --             715,301             --                --             --
Dividends and/or interest receivable ...           108,459           989,932        3,712,717         5,248,908      5,308,272
Receivable for Fund shares sold ........               667              --             28,310           591,612      2,459,685
Receivable for investment securities sold           17,039              --              3,299              --             --
Variation margin receivable (Note 2) ...              --                --             87,688              --             --
Unamortized organization costs (Note 8)              2,954              --               --                --             --
Receivable from investment advisor .....             2,727               123           66,894              --             --
Prepaid expenses and other assets ......             1,107             2,332            5,168            10,998         15,209
                                              ------------      ------------     ------------      ------------   ------------
    Total Assets .......................        14,763,608        40,994,371      437,738,868       232,414,224    352,602,541
                                              ------------      ------------     ------------      ------------   ------------
LIABILITIES:
Net unrealized depreciation of forward
  foreign currency contracts (Note 2)
  See portfolios of investments ........              --                --               --                --             --
Options written, at value (Premiums
  received $39,035) (Notes 2 and 6)
  See portfolios of investments ........              --              23,822             --                --             --
Payable for dollar roll transactions
  (Notes 2 and 6) ......................              --                --        106,765,171        29,079,215           --
Deferred income for dollar roll
  transactions (Notes 2 and 6) .........              --                --             42,464             2,177           --
Variation margin payable (Note 2) ......             1,641              --               --                --             --
Payable for Fund shares redeemed .......               667            28,859          245,685           177,699        113,912
Payable for investment securities
  purchased ............................              --                --               --                --        8,306,757
Investment advisory fee payable (Note 3)              --                --               --              50,755        108,554
Administration fee payable (Note 3) ....             4,442            11,875           99,917            60,406        100,977
Shareholder servicing and distribution
  fees payable (Note 5) ................             4,543             9,934           70,720            55,697         89,684
Dividends payable ......................            36,398         1,135,494          995,237         1,159,059        530,088
Accrued legal and audit fees ...........            11,433            22,963           21,752            18,724         19,664
Accrued transfer agent fees ............             8,904            15,779           71,315            58,619         30,844
Accrued Trustees' fees and expenses
  (Note 4) .............................               183               490            4,122             2,492          4,166
Accrued registration and filing fees
  payable ..............................              --                --               --                --             --
Due to Custodian .......................              --                --               --                 768           --
Accrued expenses and other payables ....             7,096            10,938           84,794            43,872         76,692
                                              ------------      ------------     ------------      ------------   ------------
    Total Liabilities ..................            75,307         1,260,154      108,401,177        30,709,483      9,381,338
                                              ------------      ------------     ------------      ------------   ------------
NET ASSETS .............................      $ 14,688,301      $ 39,734,217     $329,337,691      $201,704,741   $343,221,203
                                              ============      ============     ============      ============   ============
----------------

(a) INVESTMENTS, AT COST (NOTE 2) ......      $ 14,416,341      $ 40,526,156     $425,335,672      $207,483,020   $315,606,585
(b) CASH AND/OR FOREIGN CURRENCY,
    AT COST (NOTE 2) ...................      $      9,720      $     71,147     $    169,167       $    --       $     39,003

                       See Notes to Financial Statements.

                      CALIFORNIA
       FLORIDA         INSURED
       INSURED       INTERMEDIATE      NATIONAL        GROWTH AND                         EMERGING      INTERNATIONAL      TARGET
      MUNICIPAL        MUNICIPAL       MUNICIPAL         INCOME           GROWTH           GROWTH           GROWTH        MATURITY
        FUND             FUND            FUND             FUND             FUND             FUND             FUND        2002 FUND
    -------------   -------------   --------------   --------------   --------------   --------------  --------------  ------------

    $  25,524,125   $  66,270,548   $ 166,498,200   $ 408,575,055   $ 307,965,384   $ 235,479,270   $ 118,511,015   $   2,590,081
          104,220          37,465            --             9,434       1,000,073          41,209          30,632          59,196

             --              --              --              --              --              --         1,410,664            --
          482,272       1,104,540       2,795,510         429,270          67,998         110,835         175,789            --
              588         606,263         424,488         134,878          69,229         259,386           3,731            --
             --              --              --            57,826       3,123,333       2,534,320       1,342,519            --
             --              --           150,813            --              --              --              --              --
            5,886           2,028            --              --             3,301            --              --            26,452
             --              --              --              --              --              --              --             4,231
            1,255           2,891           8,510           5,216          13,272          11,569           7,101             127
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       26,118,346      68,023,735     169,877,521     409,211,679     312,242,590     238,436,589     121,481,451       2,680,087
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

             --              --              --              --           130,958         187,524            --              --

             --              --              --              --               --              --             --              --

             --              --              --              --               --              --             --              --

             --              --              --              --               --              --             --              --
             --              --              --              --               --              --             --              --
            7,971           1,315         167,795       2,401,253       1,774,779         525,783          92,700            --
        1,035,727       3,133,861            --           577,881      27,221,389       1,818,192         581,360            --
            4,480           9,535         127,329         234,240         206,780         174,663          99,307            --
            7,529          18,870          50,346         110,750          79,315          70,171          39,753             785

            8,620          27,049          39,795          82,316          56,481          63,296          19,486             560
           48,309          58,239         743,087            --               197            --              --              --
           10,215          11,999          17,036          21,730          18,811          19,270          20,848           8,823
            2,064           5,963          16,757          91,116          91,448         124,372          49,604           1,400
              311             779           2,077           4,569           3,272           2,895           1,640              32
             --               302            --            12,894           2,227            --              --               499
             --              --           794,174            --              --              --              --              --
            7,082          16,790          43,106          65,678          57,889          43,391          45,271          13,103
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        1,132,308       3,284,702       2,001,502       3,602,427      29,643,546       3,029,557         949,969          25,202
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  24,986,038   $  64,739,033   $ 167,876,019   $ 405,609,252   $ 282,599,044   $ 235,407,032   $ 120,531,482   $   2,654,885
    =============   =============   =============   =============   =============   =============   =============   =============

    $  23,285,933   $  61,870,585   $ 148,652,211   $ 368,208,700   $ 280,061,396   $ 164,192,279   $ 115,272,408   $   2,507,482

    $     104,220   $      37,465   $        --     $       9,434   $     967,256   $      41,209   $      62,825   $      59,196

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
-------------------------------------------------------------------------------

                              SIERRA TRUST FUNDS
                        DECEMBER 31, 1997 (UNAUDITED)

                                               SHORT TERM       SHORT TERM
                                                  HIGH             GLOBAL            U.S.           CORPORATE     CALIFORNIA
                                                 QUALITY         GOVERNMENT       GOVERNMENT          INCOME       MUNICIPAL
                                                BOND FUND           FUND             FUND              FUND           FUND
                                              ------------      ------------     ------------      ------------   ------------
NET ASSETS CONSIST OF:
Undistributed net investment income/
  (accumulated net investment loss/
  distributions in excess of net
  investment income) ....................     $     30,522      $    566,942     $    188,432      $         19   $         19
Accumulated net realized gain/ (loss) on
  investments sold, futures contracts,
  closed written options, forward foreign
  currency contracts and foreign currency
  transactions ..........................       (1,744,489)       (2,860,310)     (69,188,275)      (31,877,907)    (3,505,758)
Net unrealized appreciation/(depreciation)
  of investments, foreign currency, written
  options, futures contracts, forward
  foreign currency contracts and other
  assets and liabilities ................          201,925          (721,443)       8,254,473        19,079,686     29,173,787
Paid-in capital .........................       16,200,343        42,749,028      390,083,061       214,502,943    317,553,155
                                              ------------      ------------     ------------      ------------   ------------
    Total Net Assets ....................     $ 14,688,301      $ 39,734,217     $329,337,691      $201,704,741   $343,221,203
                                              ============      ============     ============      ============   ============
NET ASSETS:
Class A Shares ..........................     $  9,436,038      $ 35,464,590     $223,401,637      $172,779,296   $315,549,776
                                              ============      ============     ============      ============   ============
Class B Shares ..........................     $  2,523,216      $  2,202,276     $ 18,489,548      $ 20,081,356   $ 27,662,778
                                              ============      ============     ============      ============   ============
Class S Shares ..........................     $    399,099      $    580,280     $  8,084,718      $  1,878,884   $      7,491
                                              ============      ============     ============      ============   ============
Class I Shares ..........................     $  2,329,948      $  1,487,071     $ 79,361,788      $  6,965,205   $      1,158
                                              ============      ============     ============      ============   ============
SHARES OUTSTANDING:
Class A Shares ..........................        4,063,756        16,744,345       22,746,004        15,937,846     27,802,785
                                              ============      ============     ============      ============   ============
Class B Shares ..........................        1,086,753         1,039,815        1,882,565         1,852,392      2,437,339
                                              ============      ============     ============      ============   ============
Class S Shares ..........................          171,887           273,957          823,151           173,316            660
                                              ============      ============     ============      ============   ============
Class I Shares ..........................        1,003,500           702,097        8,080,235           642,518            102
                                              ============      ============     ============      ============   ============
CLASS A SHARES:
Net asset value per share of
  beneficial interest outstanding* ......     $       2.32      $       2.12     $       9.82      $      10.84   $      11.35
                                              ============      ============     ============      ============   ============
Maximum sales charge ....................            3.50%             3.50%            4.50%             4.50%          4.50%
Maximum offering price per
  share of beneficial interest
  outstanding ...........................     $       2.40      $       2.20     $      10.28      $      11.35   $      11.88
                                              ============      ============     ============      ============   ============
CLASS B SHARES:
Net asset value and offering
  price per share of beneficial
  interest outstanding* .................     $       2.32      $       2.12     $       9.82      $      10.84   $      11.35
                                              ============      ============     ============      ============   ============
CLASS S SHARES:
Net asset value and offering
  price per share of beneficial
  interest outstanding* .................     $       2.32      $       2.12     $       9.82      $      10.84   $      11.35
                                              ============      ============     ============      ============   ============
CLASS I SHARES:
Net asset value, offering and
  redemption price per share of
  beneficial interest outstanding .......     $       2.32      $       2.12     $       9.82      $      10.84   $      11.35
                                              ============      ============     ============      ============   ============
--------------
* Redemption price per share is equal to Net Asset Value less any applicable contingent deferred sales charge.
+ Represents accumulated net investment loss.

                       See Notes to Financial Statements.


                      CALIFORNIA
       FLORIDA          INSURED
       INSURED        INTERMEDIATE      NATIONAL      GROWTH AND                      EMERGING      INTERNATIONAL      TARGET
      MUNICIPAL        MUNICIPAL       MUNICIPAL       INCOME          GROWTH          GROWTH           GROWTH        MATURITY
        FUND             FUND            FUND           FUND            FUND            FUND             FUND         2002 FUND
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $          14   $       3,225   $           9   $     165,196   $  (1,383,955)+ $  (1,855,018)+ $  (5,461,052)  $      (2,592)
       (2,558,596)         24,286      (5,162,446)      8,958,692       9,206,948       5,522,220      (5,989,170)           (209)
        2,238,192       4,399,963      18,097,939      40,366,355      27,806,809      71,099,452       4,598,098          82,599
       25,306,428      60,311,559     154,940,517     356,119,009     246,969,242     160,640,378     127,383,606       2,575,087
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  24,986,038   $  64,739,033   $ 167,876,019   $ 405,609,252   $ 282,599,044   $ 235,407,032   $ 120,531,482   $   2,654,885
    =============   =============   =============   =============   =============   =============   =============   =============
    $  19,917,095   $  43,353,589   $ 161,851,087   $ 176,081,455   $ 104,654,137   $ 164,440,923   $  39,984,669   $   2,654,885
    =============   =============   =============   =============   =============   =============   =============   =============
    $   5,066,094   $  21,382,598   $   6,022,379   $  43,266,884   $  29,233,474   $  29,516,294   $   4,200,930            --
    =============   =============   =============   =============   =============   =============   =============
    $       1,699   $       1,727   $       1,408   $  13,932,207   $  13,112,426   $   6,692,916   $   8,010,234            --
    =============   =============   =============   =============   =============   =============   =============
    $       1,150   $       1,119   $       1,145   $ 172,328,706   $ 135,599,007   $  34,756,899   $  68,335,649            --
    =============   =============   =============   =============   =============   =============   =============
        1,922,448       3,993,831      14,134,141      12,786,855       7,373,742       8,725,098       4,353,768         253,168
    =============   =============   =============   =============   =============   =============   =============   =============
          489,006       1,969,796         525,923       3,203,369       2,125,343       1,612,305         461,607            --
    =============   =============   =============   =============   =============   =============   =============
              164             159             123       1,030,754         952,994         365,562         871,646            --
    =============   =============   =============   =============   =============   =============   =============
              111             103             100      12,483,533       9,511,976       1,836,413       7,478,318            --
    =============   =============   =============   =============   =============   =============   =============
    $       10.36   $       10.86   $       11.45   $       13.77   $       14.19   $       18.85   $        9.18   $       10.49
    =============   =============   =============   =============   =============   =============   =============   =============
            4.50%           4.50%           4.50%           5.75%           5.75%           5.75%           5.75%           2.00%
    $       10.85   $       11.37   $       11.99   $       14.61   $       15.06   $       20.00   $        9.74   $       10.70
    =============   =============   =============   =============   =============   =============   =============   =============
    $       10.36   $       10.86   $       11.45   $       13.51   $       13.75   $       18.31   $        9.10            --
    =============   =============   =============   =============   =============   =============   =============
    $       10.36   $       10.86   $       11.45   $       13.52   $       13.76   $       18.31   $        9.19            --
    =============   =============   =============   =============   =============   =============   =============
    $       10.36   $       10.86   $       11.45   $       13.80   $       14.26   $       18.93   $        9.14            --
    =============   =============   =============   =============   =============   =============   =============

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
-------------------------------------------------------------------------------

                              SIERRA TRUST FUNDS
            FOR THE SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)

                                               SHORT TERM       SHORT TERM
                                                  HIGH            GLOBAL             U.S.           CORPORATE    CALIFORNIA
                                                 QUALITY        GOVERNMENT        GOVERNMENT          INCOME      MUNICIPAL
                                                BOND FUND           FUND             FUND              FUND          FUND
                                              ------------      ------------     ------------      ------------   ------------
INVESTMENT INCOME:
Dividends ...............................     $       --        $       --       $       --        $       --     $       --
Foreign withholding tax on dividend income            --                --               --                --             --
Interest ................................          607,451         1,813,944       12,409,123         8,515,802     10,816,617
Fee income (Note 6) .....................             --                --            881,760           278,370           --
                                              ------------      ------------     ------------      ------------   ------------
    Total investment income .............          607,451         1,813,944       13,290,883         8,794,172     10,816,617
                                              ------------      ------------     ------------      ------------   ------------
EXPENSES:
Investment advisory fee (Note 3) ........           42,211           146,718          976,325           699,840        949,279
Administration fee (Note 3) .............           29,548            79,002          621,298           376,837        604,087
Custodian fees ..........................            2,578             7,880           24,404             4,186          4,843
Legal and audit fees ....................            8,940            20,143           29,808            22,101         27,179
Trustees' fees and expenses (Note 4) ....            1,228             1,877            9,238             5,968          9,129
Amortization of organization costs
  (Note 8) ..............................            1,773              --               --                --             --
Registration and filing fees ............           11,283             9,942            7,977             7,821          7,028
Transfer agent fees .....................           12,165            25,303          116,831            98,112         48,228
Other ...................................              221             5,943           74,994            38,108         61,903
                                              ------------      ------------     ------------      ------------   ------------
  Subtotal ..............................          109,947           296,808        1,860,875         1,252,973      1,711,676
Shareholder servicing and distribution
  fees (Note 5):
  Class A Shares ........................           13,794            50,594          302,400           231,085        398,130
  Class B Shares ........................           14,001            11,515           98,119           103,663        133,402
  Class S Shares ........................            2,363             3,154           43,563            10,041             37
Interest expense (Note 6) ...............             --                --            190,850              --             --
Fees waived and/or expenses absorbed
  by investment advisor (Note 3) ........          (54,848)         (149,171)      (1,120,702)         (319,695)      (405,826)
                                              ------------      ------------     ------------      ------------   ------------
    Subtotal ............................           85,257           212,900        1,375,105         1,278,067      1,837,419
Fees reduced by credits allowed by
  the custodian (Note 3) ................             --                (578)            (486)           (2,019)        (4,843)
                                              ------------      ------------     ------------      ------------   ------------
    Net expenses ........................           85,257           212,322        1,374,619         1,276,048      1,832,576
                                              ------------      ------------     ------------      ------------   ------------
NET INVESTMENT INCOME/(LOSS) ............          522,194         1,601,622       11,916,264         7,518,124      8,984,041
                                              ------------      ------------     ------------      ------------   ------------
NET REALIZED AND UNREALIZED
  GAIN/(LOSS) ON INVESTMENTS
  (Notes 2 and 6):
Realized gain/(loss) from:
  Security transactions .................          (21,407)       (2,224,446)       7,027,094         1,418,532      2,683,337
  Forward foreign  currency contracts and
    foreign currency transactions .......             --           1,147,786             --                --             --
  Futures contracts .....................          (85,626)             --         (3,054,403)             --        2,037,132
  Written options .......................             --             275,876             --                --             --
Net unrealized appreciation/
  (depreciation) of:
  Securities ............................          103,478           (74,678)       4,839,759         9,512,108      8,541,473
  Forward foreign currency contracts ....             --             214,712             --                --             --
  Foreign currency, written options,
    futures contracts and other assets
    and liabilities .....................           12,323              (455)         540,644              --             --
                                              ------------      ------------     ------------      ------------   ------------
Net Realized and Unrealized Gain/
(Loss) on Investments ...................            8,768          (661,205)       9,353,094        10,930,640     13,261,942
                                              ------------      ------------     ------------      ------------   ------------
NET INCREASE/(DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS ......     $    530,962      $    940,417     $ 21,269,358      $ 18,448,764   $ 22,245,983
                                              ============      ============     ============      ============   ============

                       See Notes to Financial Statements.

                     CALIFORNIA
     FLORIDA          INSURED
     INSURED        INTERMEDIATE      NATIONAL        GROWTH AND                         EMERGING       INTERNATIONAL     TARGET
    MUNICIPAL        MUNICIPAL        MUNICIPAL         INCOME           GROWTH           GROWTH           GROWTH        MATURITY
      FUND              FUND            FUND             FUND             FUND             FUND             FUND         2002 FUND
----------------   -------------   --------------   --------------   --------------   --------------   --------------   ----------
    $        --     $        --     $        --     $   2,843,742   $     654,436   $     451,766   $   1,060,520   $        --
             --              --              --              --            (1,689)        (24,422)        (72,750)           --
          762,628       1,736,104       5,768,566         193,974         512,733         184,787         274,880          83,307
             --              --              --              --              --              --              --              --
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          762,628       1,736,104       5,768,566       3,037,716       1,165,480         612,131       1,262,650          83,307
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

           73,699         177,786         494,790       1,422,412       1,305,477       1,100,299         664,578           3,375
           46,899         113,136         314,866         673,398         502,026         442,686         276,417           4,725
              139             407          13,519          13,402          24,887          13,555          46,922              22
           10,372          11,144          20,098          30,239          24,668          23,817          22,362           6,092
            1,478           2,399           5,094          10,066           7,725           6,959           4,503             908
            6,572             812            --              --             5,809            --              --             5,878
            6,917           2,168           9,470          24,340          10,092           7,835          11,509           4,386
            3,380           7,422          26,725         168,630         159,038         228,208          85,815           2,237
            7,017          14,611          37,321          45,551          37,537          40,203          22,196           5,795
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          156,473         329,885         921,883       2,388,038       2,077,259       1,863,562       1,134,302          33,418

           27,040          53,898         217,318         221,774         137,822         205,212          63,116           3,375
           25,733         107,640          30,334         210,694         155,024         148,052          23,783            --
              100               9               7          69,228          71,358          39,280          51,698            --
             --              --              --              --              --              --              --              --

          (67,643)       (123,764)       (134,558)           --              --              --              --           (28,450)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          141,703         367,668       1,034,984       2,889,734       2,441,463       2,256,106       1,272,899           8,343

             (139)           (407)        (10,209)           (270)         (6,122)         (4,349)           (455)            (16)
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          141,564         367,261       1,024,775       2,889,464       2,435,341       2,251,757       1,272,444           8,327
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
          621,064       1,368,843       4,743,791         148,252      (1,269,861)     (1,639,626)         (9,794)         74,980
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

          214,126         198,971         851,593      44,802,571      18,874,097      25,705,609      (9,642,384)         14,144

             --              --              --              --           744,932        (245,347)      5,168,405            --
          (53,614)         14,414        (224,220)           --              --              --              --              --
             --              --         2,075,229            --              --              --              --              --

          965,236       1,102,356       1,723,728     (10,729,895)     (4,836,551)     (2,243,182)    (16,474,192)         68,495
             --              --              --              --          (426,450)        219,027      (1,336,985)           --

             --              --           251,950            --            35,499           2,519         (45,680)           --
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

        1,125,748       1,315,741       4,678,280      34,072,676      14,391,527      23,438,626     (22,330,836)         82,639
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------

    $   1,746,812   $   2,684,584   $   9,422,071   $  34,220,928   $  13,121,666   $  21,799,000   $ (22,340,630)  $     157,619
    =============   =============   =============   =============   =============   =============   =============   =============

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                              SIERRA TRUST FUNDS
            FOR THE SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)

                                               SHORT TERM        SHORT TERM
                                                 HIGH              GLOBAL           U.S.            CORPORATE    CALIFORNIA
                                                QUALITY          GOVERNMENT      GOVERNMENT           INCOME      MUNICIPAL
                                               BOND FUND            FUND            FUND               FUND          FUND
                                              ------------      ------------     ------------      ------------   ------------
Net investment income/(loss) ............     $    522,194      $  1,601,622     $ 11,916,264      $  7,518,124   $  8,984,041
Net realized gain/(loss) on investments
  sold, forward foreign currency
  contracts, foreign currency
  transactions, futures contracts and
  closed written options during the
  period ................................         (107,033)         (800,784)       3,972,691         1,418,532      4,720,469
Net unrealized appreciation/
  (depreciation) of investments,
  forward foreign currency contracts,
  foreign currency, futures contracts,
  written options and other assets
  and liabilities during the period .....          115,801           139,579        5,380,403         9,512,108      8,541,473
                                              ------------      ------------     ------------      ------------   ------------
Net increase/(decrease) in net assets
  resulting from operations .............          530,962           940,417       21,269,358        18,448,764     22,245,983
Distributions to shareholders from:
 Net investment income:
  Class A Shares ........................         (338,740)       (3,823,509)      (8,009,162)       (6,520,252)    (8,413,881)
  Class B Shares ........................          (74,767)         (221,945)        (576,193)         (653,300)      (603,422)
  Class S Shares ........................          (12,681)          (59,528)        (256,068)          (63,098)          (340)
  Class I Shares ........................          (82,363)         (161,900)      (2,912,619)         (282,149)           (70)
 Net realized gains on investments:
  Class A Shares ........................             --                --               --                --             --
  Class B Shares ........................             --                --               --                --             --
  Class S Shares ........................             --                --               --                --             --
  Class I Shares ........................             --                --               --                --             --
Net increase/(decrease) in net assets from
 Fund share transactions:
  Class A Shares ........................       (4,264,467)       (5,815,627)     (41,639,247)      (32,159,802)   (14,910,696)
  Class B Shares ........................         (473,691)           52,457       (2,406,965)       (1,938,630)     1,424,702
  Class S Shares ........................         (401,383)          155,454       (1,236,577)         (342,804)           166
  Class I Shares ........................         (424,543)       (2,125,772)      (4,826,851)         (695,918)            31
                                              ------------      ------------     ------------      ------------   ------------
Net increase/(decrease) in net assets ...       (5,541,673)      (11,059,953)     (40,594,324)      (24,207,189)      (257,527)
NET ASSETS:
Beginning of year .......................       20,229,974        50,794,170      369,932,015       225,911,930    343,478,730
                                              ------------      ------------     ------------      ------------   ------------
End of period ...........................     $ 14,688,301      $ 39,734,217     $329,337,691      $201,704,741   $343,221,203
                                              ============      ============     ============      ============   ============
Undistributed net investment
  income/(accumulated net investment
  loss/ distributions in excess of
  net investment income) at
  end of period .........................     $     30,522      $    566,942     $    188,432      $         19   $         19
                                              ============      ============     ============      ============   ============
--------------
+ Represents accumulated net investment loss.

                       See Notes to Financial Statements.


                      CALIFORNIA
        FLORIDA        INSURED
        INSURED      INTERMEDIATE     NATIONAL        GROWTH AND                       EMERGING     INTERNATIONAL      TARGET
       MUNICIPAL       MUNICIPAL      MUNICIPAL         INCOME         GROWTH           GROWTH          GROWTH        MATURITY
         FUND            FUND            FUND            FUND           FUND             FUND            FUND         2002 FUND
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $     621,064   $   1,368,843   $   4,743,791   $     148,252   $  (1,269,861)  $  (1,639,626)  $      (9,794)  $      74,980
          160,512         213,385       2,702,602      44,802,571      19,619,029      25,460,262      (4,473,979)         14,144
          965,236       1,102,356       1,975,678     (10,729,895)     (5,227,502)     (2,021,636)    (17,856,857)         68,495
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        1,746,812       2,684,584       9,422,071      34,220,928      13,121,666      21,799,000     (22,340,630)        157,619
         (518,928)       (966,467)     (4,667,392)           --              --              --        (2,099,119)       (170,982)
         (104,578)       (402,289)       (140,284)           --              --              --          (190,051)           --
             (408)            (32)            (32)           --              --              --          (337,334)           --
              (28)            (26)            (31)           --              --              --        (4,681,508)           --
             --          (403,151)           --       (34,623,489)     (8,274,232)     (8,507,941)     (1,992,183)        (26,467)
             --          (200,864)           --        (8,942,314)     (2,485,038)       (372,058)       (212,435)           --
             --               (16)           --        (2,914,369)     (1,125,283)     (1,627,499)       (403,997)           --
             --               (10)           --       (30,385,817)    (10,259,464)     (2,639,418)     (4,204,998)           --
       (3,751,343)     (2,291,055)    (24,870,556)     26,184,452      (3,677,859)     (7,555,763)     (7,325,716)       (121,153)
         (215,825)        166,381        (133,568)     10,549,797          76,646        (488,117)        433,657            --
          (28,328)             49              33       1,911,875        (408,442)     (1,917,878)     (1,753,093)           --
               29              36              32      48,030,734      13,022,922     (18,665,903)     (4,516,968)           --
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       (2,872,597)     (1,412,860)    (20,389,727)     44,031,797          (9,084)    (19,975,577)    (49,624,375)       (160,983)
       27,858,635      66,151,893     188,265,746     361,577,455     282,608,128     255,382,609     170,155,857       2,815,868
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  24,986,038   $  64,739,033   $ 167,876,019   $ 405,609,252   $ 282,599,044   $ 235,407,032   $ 120,531,482   $   2,654,885
    =============   =============   =============   =============   =============   =============   =============   =============

    $          14   $       3,225   $           9   $     165,196   $  (1,383,955)+ $  (1,855,018)+ $  (5,461,052)  $      (2,592)
    =============   =============   =============   =============   =============   =============   =============   =============


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                              SIERRA TRUST FUNDS
                       FOR THE YEAR ENDED JUNE 30, 1997

                                                SHORT TERM       SHORT TERM
                                                  HIGH             GLOBAL            U.S.          CORPORATE     CALIFORNIA
                                                 QUALITY         GOVERNMENT       GOVERNMENT         INCOME       MUNICIPAL
                                                BOND FUND           FUND             FUND             FUND           FUND
                                              ------------      ------------     ------------      ------------   ------------
Net investment income/(loss) ............     $  1,965,746      $  3,907,669     $ 30,617,044      $ 21,409,952   $ 20,486,611
Net realized gain/(loss) on
  investments sold, forward foreign
  currency contracts, foreign currency
  transactions, futures contracts and
  closed written options during
  the year ..............................         (460,363)        4,777,708        1,459,508         1,712,345      5,995,910
Net unrealized appreciation/
  (depreciation) of investments, forward
  foreign currency contracts, foreign
  currency, futures contracts, written
  options and other assets and
  liabilities during the year ...........          308,395        (3,374,878)       4,763,805         1,997,323      5,182,081
                                              ------------      ------------     ------------      ------------   ------------
Net increase/(decrease) in net assets
  resulting from operations .............        1,813,778         5,310,499       36,840,357        25,119,620     31,664,602
Distributions to shareholders from:
 Net investment income:
  Class A Shares ........................       (1,327,651)       (4,366,746)     (23,090,174)      (18,329,881)   (19,363,780)
  Class B Shares ........................         (173,000)         (147,613)      (1,358,038)       (1,539,683)    (1,122,377)
  Class S Shares ........................          (97,246)          (64,154)      (1,289,588)         (414,635)          (398)
  Class I Shares ........................         (227,346)         (236,676)      (3,934,658)       (1,101,212)           (56)
 Distributions in excess of net investment
  income:
  Class A Shares ........................             --             (66,521)            --                --             --
  Class B Shares ........................             --              (2,524)            --                --             --
  Class S Shares ........................             --              (1,212)            --                --             --
  Class I Shares ........................             --              (3,198)            --                --             --
 Net realized gains on investments:
  Class A Shares ........................             --                --               --                --             --
  Class B Shares ........................             --                --               --                --             --
  Class S Shares ........................             --                --               --                --             --
  Class I Shares ........................             --                --               --                --             --
Net increase/(decrease) in net asset from
  Fund share transactions:
  Class A Shares ........................      (18,780,368)      (21,914,003)    (171,112,508)     (107,005,388)   (64,410,300)
  Class B Shares ........................         (447,758)          732,523       (3,658,433)       (3,964,149)     3,983,769
  Class S Shares ........................       (2,738,794)       (1,766,241)     (27,343,709)      (10,100,174)        (4,601)
  Class I Shares ........................        2,800,633         3,788,648       82,261,445         8,113,113          1,056
                                              ------------      ------------     ------------      ------------   ------------
Net increase/(decrease) in net assets ...      (19,177,752)      (18,737,218)    (112,685,306)     (109,222,389)   (49,252,085)
NET ASSETS:
Beginning of year .......................       39,407,726        69,531,388      482,617,321       335,134,319    392,730,815
                                              ------------      ------------     ------------      ------------   ------------
End of year .............................     $ 20,229,974      $ 50,794,170     $369,932,015      $225,911,930   $343,478,730
                                              ============      ============     ============      ============   ============
Undistributed net investment income/
  (accumulated net investment loss/
  distributions in excess of
  net investment income) at
  end of year ...........................     $     16,879      $  3,232,202     $     26,210      $        694   $     33,691
                                              ============      ============     ============      ============   ============
--------------
+ Represents accumulated net investment loss.

                       See Notes to Financial Statements.

                    CALIFORNIA
    FLORIDA          INSURED
    INSURED        INTERMEDIATE      NATIONAL        GROWTH AND                         EMERGING       INTERNATIONAL      TARGET
   MUNICIPAL        MUNICIPAL        MUNICIPAL         INCOME           GROWTH           GROWTH           GROWTH         MATURITY
      FUND             FUND            FUND             FUND             FUND             FUND             FUND         2002 FUND
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $   1,541,262   $   3,182,357   $  11,862,993   $     599,929   $    (842,668)  $  (3,798,378)  $     552,504   $     179,846
          343,304         529,710       2,949,759      48,582,245      23,854,848      (7,974,694)      8,783,992          20,427
          678,418       1,035,421       3,563,565      30,882,635       4,925,545      (3,135,432)     15,640,885           6,041
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
        2,562,984       4,747,488      18,376,317      80,064,809      27,937,725     (14,908,504)     24,977,381         206,314
       (1,349,518)     (2,354,600)    (11,539,149)       (365,513)           --              --          (944,934)       (200,615)
         (226,428)       (827,004)       (323,451)           --              --              --           (33,752)           --
             (386)           (278)           (336)           --              --              --              --              --
             (107)            (47)            (57)       (217,472)           --              --        (1,421,219)           --
           (7,232)           --              --              --              --              --              --              --
           (1,421)           --              --              --              --              --              --              --
               (3)           --              --              --              --              --              --              --
             --              --              --              --              --              --              --              --
             --          (231,272)           --       (21,832,444)    (19,083,057)    (16,295,524)       (740,078)        (14,491)
             --           (96,670)           --        (4,043,990)     (4,239,788)     (2,456,114)        (45,566)           --
             --               (52)           --        (1,738,013)     (2,712,699)     (1,158,776)       (157,954)           --
             --                (5)           --        (8,369,768)    (13,384,790)     (5,828,460)       (867,959)           --
       (7,880,857)    (10,241,881)    (57,409,222)    (37,112,908)    (62,908,925)    (91,171,361)    (65,266,118)       (300,042)
         (517,149)       (312,536)       (999,356)     10,202,559       6,890,521       3,406,635        (148,620)           --
           17,772          (9,871)        (10,065)    (18,552,284)    (31,340,022)    (31,941,983)    (28,119,034)           --
            1,052           1,052           1,056     127,053,764     131,010,126      59,424,781      83,322,919            --
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
       (7,401,293)     (9,325,676)    (51,904,263)    125,088,740      32,169,091    (100,929,306)     10,555,066        (308,834)
       35,259,928      75,477,569     240,170,009     236,488,715     250,439,037     356,311,915     159,600,791       3,124,702
    -------------   -------------   -------------   -------------   -------------   -------------   -------------   -------------
    $  27,858,635   $  66,151,893   $ 188,265,746   $ 361,577,455   $ 282,608,128   $ 255,382,609   $ 170,155,857   $   2,815,868
    =============   =============   =============   =============   =============   =============   =============   =============
    $       2,892   $       3,196   $      63,957   $      16,944   $    (114,094)+ $    (215,392)+ $   1,856,754   $      93,410
    =============   =============   =============   =============   =============   =============   =============   =============

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY
-------------------------------------------------------------------------------

                              SIERRA TRUST FUNDS
            FOR THE SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)

                                               SHORT TERM        SHORT TERM
                                                  HIGH             GLOBAL           U.S.           CORPORATE     CALIFORNIA
                                                 QUALITY         GOVERNMENT      GOVERNMENT          INCOME       MUNICIPAL
                                                BOND FUND           FUND            FUND               FUND           FUND
                                              ------------      ------------     ------------      ------------   ------------
AMOUNT
 CLASS A:
  Sold ..................................     $    220,364      $  1,690,934     $  6,447,527      $  4,310,499   $ 18,091,696
  Issued as reinvestment of dividends ...          245,331         2,369,186        4,789,225         3,310,792      5,315,099
  Redeemed ..............................       (4,730,162)       (9,875,747)     (52,875,999)      (39,781,093)   (38,317,491)
                                              ------------      ------------     ------------      ------------   ------------
  Net increase/(decrease) ...............     $ (4,264,467)     $ (5,815,627)    $(41,639,247)     $(32,159,802)  $(14,910,696)
                                              ============      ============     ============      ============   ============
 CLASS B:
  Sold ..................................     $     26,680      $    114,695     $    639,925      $    631,297   $  2,840,759
  Issued as reinvestment of dividends ...           56,562           178,249          345,426           318,979        425,207
  Redeemed ..............................         (556,933)         (240,487)      (3,392,316)       (2,888,906)    (1,841,264)
                                              ------------      ------------     ------------      ------------   ------------
  Net increase/(decrease) ...............     $   (473,691)     $     52,457     $ (2,406,965)     $ (1,938,630)  $  1,424,702
                                              ============      ============     ============      ============   ============
 CLASS S:
  Sold ..................................     $      1,149      $    285,341     $    333,633      $    102,021   $       --
  Issued as reinvestment of dividends ...            8,936            34,728          238,973            51,759            166
  Redeemed ..............................         (411,468)         (164,615)      (1,809,183)         (496,584)          --
                                              ------------      ------------     ------------      ------------   ------------
  Net increase/(decrease) ...............     $   (401,383)     $    155,454     $ (1,236,577)     $   (342,804)  $        166
                                              ============      ============     ============      ============   ============
 CLASS I:
  Sold ..................................     $    106,059      $    159,611     $  5,461,775      $  1,143,858   $       --
  Issued as reinvestment of dividends ...             --                --               --                --               31
  Redeemed ..............................         (530,602)       (2,285,383)     (10,288,626)       (1,839,776)          --
                                              ------------      ------------     ------------      ------------   ------------
  Net increase/(decrease) ...............     $   (424,543)     $ (2,125,772)    $ (4,826,851)     $   (695,918)  $         31
                                              ============      ============     ============      ============   ============
SHARES
 CLASS A:
  Sold ..................................           94,593           737,587          663,279           405,442      1,622,240
  Issued as reinvestment of dividends ...          105,423         1,092,880          491,804           309,694        474,807
  Redeemed ..............................       (2,034,336)       (4,338,759)      (5,449,379)       (3,744,019)    (3,440,844)
                                              ------------      ------------     ------------      ------------   ------------
  Net increase/(decrease) ...............       (1,834,320)       (2,508,292)      (4,294,296)       (3,028,883)    (1,343,797)
                                              ============      ============     ============      ============   ============
 CLASS B:
  Sold ..................................           11,242            50,029           66,040            59,542        255,403
  Issued as reinvestment of dividends ...           24,365            82,449           35,465            29,827         37,939
  Redeemed ..............................         (239,192)         (106,957)        (349,314)         (272,245)      (165,610)
                                              ------------      ------------     ------------      ------------   ------------
  Net increase/(decrease) ...............         (203,585)           25,521         (247,809)         (182,876)       127,732
                                              ============      ============     ============      ============   ============
 CLASS S:
  Sold ..................................              476           124,057           34,489             9,580           --
  Issued as reinvestment of dividends ...            3,839            16,051           24,518             4,834             14
  Redeemed ..............................         (177,157)          (72,189)        (186,336)          (46,873)          --
                                              ------------      ------------     ------------      ------------   ------------
  Net increase/(decrease) ...............         (172,842)           67,919         (127,329)          (32,459)            14
                                              ============      ============     ============      ============   ============
 CLASS I:
  Sold ..................................           45,520            72,990          563,439           108,865           --
  Issued as reinvestment of dividends ...             --                --               --                --                3
  Redeemed ..............................         (227,898)         (995,218)      (1,050,619)         (172,322)          --
                                              ------------      ------------     ------------      ------------   ------------
  Net increase/(decrease) ...............         (182,378)         (922,228)        (487,180)          (63,457)             3
                                              ============      ============     ============      ============   ============

                       See Notes to Financial Statements.

                      CALIFORNIA
       FLORIDA          INSURED
       INSURED       INTERMEDIATE       NATIONAL        GROWTH AND                        EMERGING     INTERNATIONAL      TARGET
      MUNICIPAL        MUNICIPAL        MUNICIPAL         INCOME          GROWTH           GROWTH          GROWTH        MATURITY
        FUND             FUND             FUND             FUND            FUND             FUND            FUND        2002 FUND
    -------------   -------------   --------------   --------------   --------------   --------------  --------------  ------------
    $   1,068,955   $   4,137,466   $   15,290,515    $137,417,351$   $   83,320,008   $  106,973,706  $   57,129,411  $      7,717
          241,310       1,064,785        2,593,978       33,778,810        8,095,988        8,400,255       4,018,393       196,535
       (5,061,608)     (7,493,306)     (42,755,049)    (145,011,709)     (95,093,855)    (122,929,724)    (68,473,520)     (325,405)
    -------------   -------------   --------------   --------------   --------------   --------------  --------------  ------------
    $  (3,751,343)  $  (2,291,055)  $  (24,870,556)    $26,184,452$   $   (3,677,859)  $   (7,555,763) $   (7,325,716) $   (121,153)
    =============   =============   ==============     =============================   ==============  ==============  ============
    $     434,492   $   1,118,510   $      666,703   $   15,178,282   $    7,721,142   $    6,099,835  $      770,360          --
           69,440         490,775           88,349        8,780,558        2,457,020        1,579,773         390,469          --
         (719,757)     (1,442,904)        (888,620)     (13,409,043)     (10,101,516)      (8,167,725)       (727,172)         --
    -------------   -------------   --------------   --------------   --------------   --------------  --------------
    $    (215,825)  $     166,381   $     (133,568)  $   10,549,797   $       76,646   $     (488,117) $      433,657          --
    =============   =============   ==============   ==============   ==============   ==============  ==============
    $        --     $        --     $         --     $    1,740,977   $    1,180,389   $      179,150  $      239,112          --
              323              49               33        2,884,227        1,117,893          370,065         735,597          --
          (28,651)           --               --         (2,713,329)      (2,706,724)      (2,467,093)     (2,727,802)         --
    -------------   -------------   --------------   --------------   --------------   --------------  --------------
    $     (28,328)  $          49   $           33   $    1,911,875   $     (408,442)  $   (1,917,878) $   (1,753,093)         --
    =============   =============   ==============   ==============   ==============   ==============  ==============
    $        --     $        --     $         --     $   58,640,927   $   23,937,746   $    1,687,256  $    6,619,613          --
               29              36               32             --               --               --              --            --
             --              --               --        (10,610,193)     (10,914,824)     (20,353,159)    (11,136,581)         --
    -------------   -------------   --------------   --------------   --------------   --------------  --------------
    $          29   $          36   $           32   $   48,030,734   $   13,022,922   $  (18,665,903) $   (4,516,968)         --
    =============   =============   ==============   ==============   ==============   ==============  ==============
          104,918         380,201        1,353,788        8,212,508        5,347,880        5,585,731       5,464,015           713
           23,608          97,961          228,585        2,515,107          590,733          466,702         438,682        18,789
         (497,357)       (689,474)      (3,781,182)      (8,531,404)      (6,027,150)      (6,394,007)     (6,425,494)      (29,700)
    -------------   -------------   --------------   --------------   --------------   --------------  --------------  ------------
         (368,831)       (211,312)      (2,198,809)       2,196,211          (88,537)        (341,574)       (522,797)      (10,198)
    =============   =============   ==============     =============================   ==============  ==============  ============
           43,013         102,503           59,270          909,546          500,456          327,614          67,653          --
            6,809          45,157            7,764          666,200          184,875           90,322          43,146          --
          (70,922)       (132,756)         (78,862)        (807,566)        (651,462)        (437,193)        (65,804)         --
    -------------   -------------   --------------   --------------   --------------   --------------  --------------
          (21,100)         14,904          (11,828)         768,180           33,869          (19,257)         44,995          --
    =============   =============   ==============   ==============   ==============   ==============  ==============

             --              --               --            103,510           79,306            9,867          21,258          --
               32               4                3          218,668           83,953           21,107          80,569          --
           (2,809)           --               --           (162,805)        (175,942)        (132,634)       (248,679)         --
    -------------   -------------   --------------   --------------   --------------   --------------  --------------
           (2,777)              4                3          159,373          (12,683)        (101,660)       (146,852)         --
    =============   =============   ==============   ==============   ==============   ==============  ==============

             --              --               --          4,267,018        1,715,469           91,107         596,944          --
                2               4                2             --               --               --              --            --
             --              --               --           (618,008)        (702,406)      (1,103,068)     (1,201,016)         --
    -------------   -------------   --------------   --------------   --------------   --------------  --------------
                2               4                2        3,649,010        1,013,063       (1,011,961)       (604,072)         --
    =============   =============   ==============   ==============   ==============   ==============  ==============


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS -- CAPITAL STOCK ACTIVITY (CONTINUED)
-------------------------------------------------------------------------------

                              SIERRA TRUST FUNDS
                      FOR THE YEAR ENDED JUNE 30, 1997*

                                                SHORT TERM       SHORT TERM
                                                   HIGH            GLOBAL            U.S.          CORPORATE      CALIFORNIA
                                                 QUALITY         GOVERNMENT       GOVERNMENT         INCOME        MUNICIPAL
                                                BOND FUND           FUND             FUND             FUND            FUND
                                              ------------      ------------     ------------      ------------   ------------
AMOUNT
 CLASS A:
  Sold ..................................     $  2,416,682      $  2,594,512     $  22,504,342     $  15,865,121  $ 24,072,942
  Issued as reinvestment of dividends ...          854,246         2,804,953        14,092,927         9,639,881    12,279,190
  Redeemed ..............................      (22,051,296)      (27,313,468)     (207,709,777)     (132,510,390) (100,762,432)
                                              ------------      ------------     -------------     -------------  ------------
  Net decrease ..........................     $(18,780,368)     $(21,914,003)    $(171,112,508)    $(107,005,388) $(64,410,300)
                                              ============      ============     =============     =============  ============
 CLASS B:
  Sold ..................................     $    589,127      $  1,321,413     $   3,401,300     $   2,748,226  $  7,989,764
  Issued as reinvestment of dividends ...          129,765           115,352           835,967           765,216       790,210
  Redeemed ..............................       (1,166,650)         (704,242)       (7,895,700)       (7,477,591)   (4,796,205)
                                              ------------      ------------     ------------      -------------  ------------
  Net increase/(decrease) ...............     $   (447,758)     $    732,523     $  (3,658,433)    $  (3,964,149) $  3,983,769
                                              ============      ============     =============     =============  ============
 CLASS S:
  Sold ..................................     $    252,492      $    292,873     $   8,342,190     $   2,112,787  $      6,710
  Issued as reinvestment of dividends ...           70,056            47,981         1,204,537           362,342           398
  Redeemed ..............................       (3,061,342)       (2,107,095)      (36,890,436)      (12,575,303)      (11,709)
                                              ------------      ------------     -------------     -------------  ------------
  Net increase/(decrease) ...............     $ (2,738,794)     $ (1,766,241)    $ (27,343,709)    $ (10,100,174) $     (4,601)
                                              ============      ============     =============     =============  ============
 CLASS I:
  Sold ..................................     $  7,949,206      $  5,360,254     $  95,097,314     $  29,452,642  $      1,000
  Issued as reinvestment of dividends ...             --                --                --                --              56
  Redeemed ..............................       (5,148,573)       (1,571,606)      (12,835,869)      (21,339,529)         --
                                              ------------      ------------     -------------     -------------  ------------
  Net increase ..........................     $  2,800,633      $  3,788,648     $  82,261,445     $   8,113,113  $      1,056
                                              ============      ============     =============     =============  ============
SHARES
 CLASS A:
  Sold ..................................        1,042,539         1,126,127         2,386,050         1,552,541     2,233,283
  Issued as reinvestment of dividends ...          368,009         1,215,442         1,481,664           941,638     1,138,174
  Redeemed ..............................       (9,497,646)      (11,829,475)      (21,821,064)      (12,913,788)   (9,335,254)
                                              ------------      ------------     -------------     -------------   -----------
  Net decrease ..........................       (8,087,098)       (9,487,906)      (17,953,350)      (10,419,609)   (5,963,797)
                                              ============      ============     =============     =============  ============
 CLASS B:
  Sold ..................................          254,315           571,754           359,307           269,118       742,146
  Issued as reinvestment of dividends ...           55,922            49,992            87,699            74,739        73,182
  Redeemed ..............................         (502,572)         (304,570)         (832,090)         (730,698)     (443,547)
                                              ------------      ------------     -------------     -------------  ------------
  Net increase/(decrease) ...............         (192,335)          317,176          (385,084)         (386,841)      371,781
                                              ============      ============     =============     =============  ============
 CLASS S:
  Sold ..................................          108,858           127,421           897,373           208,078           629
  Issued as reinvestment of dividends ...           30,150            20,838           116,865            35,484            37
  Redeemed ..............................       (1,316,825)         (909,052)       (3,856,138)       (1,219,937)       (1,085)
                                              ------------      ------------     -------------     -------------  ------------
  Net increase/(decrease) ...............       (1,177,817)         (760,793)       (2,841,900)         (976,375)         (419)
                                              ============      ============     =============     =============  ============
 CLASS I:
  Sold ..................................        3,412,404         2,307,924         9,933,369         2,833,815            95
  Issued as reinvestment of dividends ...             --                --                --                --               4
  Redeemed ..............................       (2,226,526)         (683,599)       (1,365,954)       (2,127,840)         --
                                              ------------      ------------     -------------     -------------  ------------
  Net increase ..........................        1,185,878         1,624,325         8,567,415           705,975            99
                                              ============      ============     =============     =============  ============

--------------
* The Funds, with the exception of the Target Maturity 2002 Fund, began selling Class I shares, in addition to Class A, Class B and Class S shares, on July 25, 1996.


                       See Notes to Financial Statements.

                      CALIFORNIA
        FLORIDA        INSURED
        INSURED     INTERMEDIATE        NATIONAL        GROWTH AND                        EMERGING     INTERNATIONAL     TARGET
       MUNICIPAL      MUNICIPAL        MUNICIPAL         INCOME           GROWTH           GROWTH          GROWTH       MATURITY
         FUND            FUND            FUND             FUND             FUND             FUND            FUND        2002 FUND
    -------------   -------------   --------------   --------------   --------------   --------------  --------------  ------------
    $   2,152,770   $   6,433,077   $   21,456,182   $  162,867,677   $  106,289,081   $  174,380,122  $  111,215,761  $    198,410
          663,299       1,935,689        6,634,902       21,805,761       18,433,017       16,032,518       1,660,481       214,280
      (10,696,926)    (18,610,647)     (85,500,306)    (221,786,346)    (187,631,023)    (281,584,001)   (178,142,360)     (712,732)
    -------------   -------------   --------------   --------------   --------------   --------------  --------------  ------------
    $  (7,880,857)  $ (10,241,881)  $  (57,409,222)  $  (37,112,908)  $  (62,908,925)  $  (91,171,361) $  (65,266,118) $   (300,042)
    =============   =============   ==============   ==============   ==============   ==============  ==============  ============
    $     920,129   $   3,085,841   $    1,102,857   $   15,152,340   $   19,851,498   $   23,017,303  $    1,321,751          --
          151,321         705,578          185,464        3,980,455        4,183,527        2,398,228          77,717          --
       (1,588,599)     (4,103,955)      (2,287,677)      (8,930,236)     (17,144,504)     (22,008,896)     (1,548,088)
    -------------   -------------   --------------   --------------   --------------   --------------  --------------
    $    (517,149)  $    (312,536)  $     (999,356)  $   10,202,559   $    6,890,521   $    3,406,635  $     (148,620)         --
    =============   =============   ==============   ==============   ==============   ==============  ==============
    $      27,586   $        --     $         --     $   11,162,915   $   11,228,550   $    8,285,980  $   12,591,343          --
              386             329              335        1,686,456        2,644,251        1,126,275         154,429          --
          (10,200)        (10,200)         (10,400)     (31,401,655)     (45,212,823)     (41,354,238)    (40,864,806)         --
    -------------   -------------   --------------   --------------   --------------   --------------  --------------
    $      17,772   $      (9,871)  $      (10,065)  $  (18,552,284)  $  (31,340,022)  $  (31,941,983) $  (28,119,034)         --
    =============   =============   ==============   ==============   ==============   ==============  ==============
    $       1,000   $       1,000   $        1,000   $  133,923,342   $  131,408,441   $   98,759,210  $  102,400,555          --
               52              52               56             --               --               --              --            --
             --              --               --         (6,869,578)        (398,315)     (39,334,429)    (19,077,636)         --
    -------------   -------------   --------------   --------------   --------------   --------------  --------------
    $       1,052   $       1,052   $        1,056   $  127,053,764   $  131,010,126   $   59,424,781  $   83,322,919          --
    =============   =============   ==============   ==============   ==============   ==============  ==============
          219,446         603,408        1,958,051       11,215,500        7,003,738        9,426,433      10,541,386        18,881
           67,495         181,346          601,785        1,595,364        1,319,471          928,883         159,831        20,369
       (1,088,997)     (1,743,747)      (7,769,898)     (15,206,678)     (12,312,534)     (15,355,631)    (16,902,883)      (67,265)
    -------------   -------------   --------------   --------------   --------------   --------------  --------------  ------------
         (802,056)       (958,993)      (5,210,062)      (2,395,814)      (3,989,325)      (5,000,315)     (6,201,666)      (28,015)
    =============   =============   ==============   ==============   ==============   ==============  ==============  ============
           93,965         289,579          100,499        1,051,658        1,352,409        1,294,271         127,312          --
           14,770          66,108           16,815          293,544          305,813          141,655           7,547          --
         (161,649)       (385,086)        (207,225)        (615,030)      (1,187,173)      (1,259,280)       (146,269)         --
    -------------   -------------   --------------   --------------   --------------   --------------  --------------
          (52,914)        (29,399)         (89,911)         730,172          471,049          176,646         (11,410)         --
    =============   =============   ==============   ==============   ==============   ==============  ==============
            2,774            --               --            791,910          735,121          444,186       1,237,033          --
               39              32               30          124,370          193,152           66,525          14,891          --
           (1,039)           (954)            (940)      (2,145,414)      (2,912,975)      (2,238,511)     (3,980,047)         --
    -------------   -------------   --------------   --------------   --------------   --------------  --------------
            1,774            (922)            (910)      (1,229,134)      (1,984,702)      (1,727,800)     (2,728,123)         --
    =============   =============   ==============   ==============   ==============   ==============  ==============
              103              95               93        9,288,164        8,525,955        5,305,292       9,883,459          --
                6               4                5             --               --               --              --            --
             --              --               --           (453,641)         (27,042)      (2,456,918)     (1,801,069)         --
    -------------   -------------   --------------   --------------   --------------   --------------  --------------
              109              99               98        8,834,523        8,498,913        2,848,374       8,082,390          --
    =============   =============   ==============   ==============   ==============   ==============  ==============


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
STATEMENTS OF CASH FLOWS
-------------------------------------------------------------------------------

                             U.S. GOVERNMENT FUND
                SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)

Cash used for financing activities:

  Proceeds from capital shares sold ...........  $ 12,874,435
  Payments on capital shares redeemed .........   (68,577,554)
                                                 ------------
  Cash used for capital share transactions ....   (55,703,119)
  Dividends and distributions paid in cash ....    (6,483,827)
  Net proceeds on dollar roll transactions ....    22,781,963
  Net proceeds on reverse repurchase agreements   (91,845,942)
  Interest paid on reverse repurchase agreements     (190,850)
                                                   ------------
                                                                $(131,441,775)
CASH PROVIDED BY OPERATIONS:
  Purchases of long-term portfolio securities .  (310,887,879)
  Net proceeds from sales of short-term
    investments ...............................   (17,408,160)
  Proceeds from sales of long-term portfolio
    securities ................................   450,456,406
  Net payments for futures transactions .......    (3,054,403)
  Variation margin for futures transactions ...       749,832
                                                 ------------
                                                  119,855,796
                                                 ------------
  Net investment income .......................    11,916,264
  Net change in receivables/payables related to
    operations ................................      (321,827)
                                                 ------------
                                                   11,594,437
                                                 ------------
                                                                  131,450,233
                                                                -------------
Net increase in cash ..........................                         8,458
Cash at beginning of period ...................                       160,709
                                                                -------------
Cash at end of period .........................                 $     169,167
                                                                =============

                       See Notes to Financial Statements.

                            CORPORATE INCOME FUND
                SIX MONTHS ENDED DECEMBER 31, 1997 (UNAUDITED)

Cash used for financing activities:
  Proceeds from capital shares sold ............  $  5,623,772
  Payments on capital shares redeemed ..........   (45,089,764)
                                                  ------------
  Cash used for capital share transactions .....   (39,465,992)
  Dividends and distributions paid in cash .....    (3,371,042)
  Net payments on dollar roll transactions .....       331,236
                                                  ------------
                                                                 $(42,505,798)
                                                                 ------------
Cash provided by operations:
  Purchases of long-term portfolio securities ..  $ (7,124,219)
  Net purchases of short-term investments ......      (828,454)
  Proceeds from sales of long-term portfolio
    securities .................................    42,565,351
                                                  ------------
                                                    34,612,678
                                                  ------------
  Net investment income ........................     7,518,124
  Net change in receivables/payables related to
    operations .................................       374,996
                                                  ------------
                                                     7,893,120     42,505,798
                                                                 ------------
Net change in cash .............................                            0
Cash at beginning of period ....................                            0
                                                                 ------------
Cash at end of period ..........................                 $          0
                                                                 ============

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                      SHORT TERM HIGH QUALITY BOND FUND
             FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                                      CLASS A SHARES
                                                           -----------------------------------------------------------------------
                                                            SIX MONTHS
                                                               ENDED          YEAR          YEAR           YEAR        PERIOD
                                                             12/31/97         ENDED         ENDED          ENDED        ENDED
                                                            (UNAUDITED)     06/30/97      06/30/96       06/30/95     06/30/94*
                                                            -----------     --------      --------       --------     --------
Net asset value, beginning  of period ...................     $  2.32       $  2.32       $   2.35       $   2.39     $   2.50
                                                              -------       -------       --------       --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ...................................        0.07++        0.14           0.15++         0.08         0.09
Net realized and unrealized gain/(loss) on investments ..        0.00#         0.00#         (0.03)          0.02        (0.11)
                                                              -------       -------       --------       --------     --------
Total from investment operations ........................        0.07          0.14           0.12           0.10        (0.02)
LESS DISTRIBUTIONS:
Dividends from netinvestment income .....................       (0.07)        (0.14)         (0.15)         (0.08)       (0.09)
Distributions in excess of net investment income ........        --            --             --            (0.06)        --
Distributions from capital (Note 2) .....................        --            --          (0.00)#        (0.00)#         --
                                                              -------       -------       --------       --------     --------
Total distributions .....................................       (0.07)        (0.14)         (0.15)         (0.14)       (0.09)
                                                              -------       -------       --------       --------     --------
Net asset value, end of period ..........................     $  2.32       $  2.32       $   2.32       $   2.35     $   2.39
                                                              =======       =======       ========       ========     ========
TOTAL RETURN+                                                   3.15%         6.15%          5.05%          4.42%       (0.73)%
                                                              =======       =======       ========       ========     ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ....................     $ 9,436       $13,685       $ 32,440       $ 43,811     $ 21,771
Ratio of operating expenses to average net assets .......       0.90%**       0.82%          0.75%          0.75%        0.00%**
Ratio of net investment income to average net assets ....       6.29%**       6.50%          6.22%          6.10%        5.70%**
Portfolio turnover rate .................................         19%           51%           225%           137%          95%
Ratio of operating expenses to average net assets
  without credits allowed by the custodian ..............       0.90%**(a)    0.82%(a)       0.75%(a)        N/A          N/A
Ratio of operating expenses to average net
 assets without fee waivers, expenses absorbed
 and/or credits allowed by the custodian ................       1.55%**(a)    1.45%(a)       1.42%(a)       1.39%        1.61%**
Net investment income per share without fee waivers,
 expenses absorbed and/or credits allowed by the custodian    $  0.07++(a)  $  0.13(a)    $   0.13++(a)  $   0.07     $   0.06
----------------
  *  The Fund commenced operations on November 1, 1993.
 **  Annualized.
  +  Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
     The total returns would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor and/or administrator or without credits allowed by the custodian.
 ++  Per share numbers have been calculated using the average shares method.
  #  Amount represents less than $0.01 per share.
(a)  The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.
     See notes to financial statements.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                      SHORT TERM HIGH QUALITY BOND FUND
             FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                   CLASS B SHARES                              CLASS S SHARES                  CLASS I SHARES
                    ------------------------------------------- ------------------------------------------ ----------------------
                    SIX MONTHS                                  SIX MONTHS                                  SIX MONTHS
                      ENDED       YEAR      YEAR        YEAR      ENDED       YEAR      YEAR        YEAR      ENDED       PERIOD
                     12/31/97     ENDED     ENDED       ENDED    12/31/97     ENDED     ENDED       ENDED    12/31/97     ENDED
                    (UNAUDITED) 06/30/97  06/30/96    06/30/95* (UNAUDITED) 06/30/97  06/30/96    06/30/95* (UNAUDITED) 06/30/97*
                    ----------  --------  --------    --------  ----------- --------  --------    --------- ----------- ---------
Net asset value,
 beginning of
 period ..........   $ 2.32      $ 2.32    $ 2.35      $ 2.39    $ 2.32      $ 2.32    $ 2.35      $ 2.39    $ 2.32      $ 2.32
                     ------      ------    ------      ------    ------      ------    ------      ------    ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
 income ..........     0.06++      0.12      0.13++      0.06      0.06++      0.12      0.13++      0.06      0.08++      0.14
Net realized and
 unrealized gain/
 (loss) on
 investments .....     0.00#       0.00#    (0.03)       0.02      0.00#       0.00#    (0.03)       0.02      0.00#       0.00#
                     ------      ------    ------      ------    ------      ------    ------      ------    ------      ------
Total from
  investment
  operations .....     0.06        0.12      0.10        0.08      0.06        0.12      0.10        0.08      0.08        0.14
LESS DISTRIBUTIONS:
Dividends from net
 investment income    (0.06)      (0.12)    (0.13)      (0.06)    (0.06)      (0.12)    (0.13)      (0.06)    (0.08)      (0.14)
Distributions in
 excess of net
 investment income     --          --        --         (0.06)     --          --        --         (0.06)     --          --
Distributions from
 capital
 (Note 2) ........     --          --       (0.00)#     (0.00)#    --          --       (0.00)#     (0.00)#    --          --
                     ------      ------    ------      ------    ------      ------    ------      ------    ------      ------
Total
 distributions ...    (0.06)      (0.12)    (0.13)      (0.12)    (0.06)      (0.12)    (0.13)      (0.12)    (0.08)      (0.14)
                     ------      ------    ------      ------    ------      ------    ------      ------    ------      ------
Net asset value,
 end of period ...   $ 2.32      $ 2.32    $ 2.32      $ 2.35    $ 2.32      $ 2.32    $ 2.32      $ 2.35    $ 2.32      $ 2.32
                     ======      ======    ======      ======    ======      ======    ======      ======    ======      ======
TOTAL RETURN+         2.76%       5.37%     4.27%       3.64%     2.76%       5.37%     4.27%       3.64%     3.28%       5.94%
                     ======      ======    ======      ======    ======      ======    ======      ======    ======      ======
RATIOS TO AVERAGE
 NET ASSETS/
 SUPPLEMENTAL
 DATA:
Net assets, end of
 period
 (in 000's) ......   $2,523      $2,994    $3,437      $3,015      $399        $800    $3,531      $2,303    $2,330      $2,752
Ratio of operating
 expenses to
 average net
 assets ..........    1.65%**     1.57%     1.50%       1.50%     1.65%**     1.57%     1.50%       1.50%**   0.65%**     0.57%**
Ratio of net
 investment income
 to average net
 assets ..........    5.54%**     5.75%     5.47%       5.35%     5.54%**     5.75%     5.47%       5.35%     6.54%**     6.75%**
Portfolio turnover
 rate ............      19%         51%      225%        137%       19%         51%      225%        137%       19%         51%
Ratio of operating
 expenses to
 average net
 assets without
 credits allowed
 by the custodian     1.65%**(a)  1.57%(a)  1.50%(a)    N/A       1.65%**(a)  1.57%(a)  1.50%(a)    N/A       0.65%**(a)  0.57%**(a)
Ratio of operating
 expenses to
 average net
 assets without
 fee waivers,
 expenses absorbed
 and/or credits
 allowed by the
 custodian .......    2.30%**(a)  2.20%(a)  2.17%(a)    2.14%     2.30%**(a)  2.20%(a)  2.17%(a)    2.14%     1.30%**(a)  1.20%**(a)
Net investment
 income per share
 without fee
 waivers, expenses
 absorbed and/or
 credits allowed
 by the custodian    $ 0.06++(a) $ 0.11(a) $ 0.11++(a) $ 0.05    $ 0.06++(a) $ 0.11(a) $ 0.11++(a) $ 0.05    $ 0.08++(a) $ 0.13(a)

--------------
  * On July 1, 1994 the Fund commenced selling Class B and Class S shares in addition to Class A shares. Those shares in existence prior to July 1, 1994 were designated Class A shares. On July 25, 1996 the Fund commenced selling Class I shares.
 ** Annualized.
  + Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor and/or administrator or without credits allowed by the custodian.
 ++ Per share numbers have been calculated using the average shares method.
  # Amount represents less than $0.01 per share.
(a)  The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

     See notes to financial statements.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                      SHORT TERM GLOBAL GOVERNMENT FUND
             FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                 CLASS A SHARES
                                 -------------------------------------------------------------------------------
                                 SIX MONTHS
                                    ENDED         YEAR          YEAR          YEAR           YEAR         YEAR
                                  12/31/97        ENDED         ENDED         ENDED          ENDED        ENDED
                                 (UNAUDITED)    06/30/97      06/30/96      06/30/95       06/30/94     06/30/93
                                 -----------    --------      --------      --------       --------     --------
Net asset value, beginning
  of period ..................   $   2.30       $   2.29      $   2.24      $   2.34       $   2.48     $   2.56
                                 --------       --------      --------      --------       --------     --------
INCOME FROM INVESTMENT
  OPERATIONS:
Net investment income ........       0.08++         0.15++        0.15++        0.17           0.17         0.19
Net realized and unrealized
  gain/ (loss) on investments       (0.03)          0.05          0.07         (0.12)         (0.14)       (0.04)
                                 --------       --------      --------      --------       --------     --------
Total from investment
  operations .................       0.05           0.20          0.22          0.05           0.03         0.15
LESS DISTRIBUTIONS:
Dividends from net investment
  income .....................      (0.23)         (0.19)        (0.16)        (0.02)         (0.13)       (0.20)
Distributions in excess of
  net investment income ......       --          (0.00)#         (0.01)      (0.00)#          (0.03)        --
Distributions in excess of
  net realized gains .........       --             --            --           (0.01)         (0.01)       (0.03)
Distributions from capital
  (Note 2) ...................       --             --            --           (0.12)       (0.00)#         --
                                 --------       --------      --------      --------       --------     --------
Total distributions ..........      (0.23)         (0.19)        (0.17)        (0.15)         (0.17)       (0.23
                                 --------       --------      --------      --------       --------     --------
Net asset value, end of
  period .....................   $   2.12       $   2.30      $   2.29      $   2.24       $   2.34     $   2.48
                                 ========       ========      ========      ========       ========     ========
TOTAL RETURN+ ................      2.18%          8.86%        10.16%         2.10%          1.10%        6.03%
                                 ========       ========      ========      ========       ========     ========

RATIOS TO AVERAGE NET ASSETS/
 SUPPLEMENTAL DATA:
Net assets, end of period
  (in 000's) .................   $ 35,465       $ 44,256      $ 65,726      $103,986       $220,824     $215,348
Ratio of operating expenses
  to average net assets ......      0.90%**        0.90%         0.85%         0.85%          0.85%        0.73%
Ratio of net investment
 income to average net assets       7.13%**        6.46%         6.75%         7.22%          6.87%        7.67%
Portfolio turnover rate ......        47%            83%           87%          217%           222%         294%
Ratio of operating expenses
  to average net assets
 without credits allowed by
 the custodian ...............      0.90%**(a)     0.90%(a)      0.85%(a)       N/A            N/A          N/A
Ratio of operating expenses
 to average net assets
 without fee waivers,
 expenses absorbed and/or
 credits allowed by the
 custodian ...................      1.56%**(a)     1.51%(a)      1.47%(a)      1.44%          1.52%        1.55%
Net investment income per
 share without fee waivers,
 expenses absorbed and/or
 credits allowed by the
 custodian ...................   $   0.07++(a)  $   0.14++(a) $   0.14++(a) $   0.16       $   0.16     $   0.17

----------------

  +  Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
     The total returns would have been lower if certain fees had not been waived by the investment advisor and/or administrator or without credits allowed by the custodian.
 ++  Per share numbers have been calculated using the average shares method.
  #  Amount represents less than $0.01 per share.
(a)  The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

     See notes to financial statements.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                      SHORT TERM GLOBAL GOVERNMENT FUND
             FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                 CLASS B SHARES                               CLASS S SHARES                CLASS I SHARES
             ----------------------------------------------  -------------------------------------------  ---------------------
               SIX MONTHS                                    SIX MONTHS                                   SIX MONTHS
                 ENDED       YEAR        YEAR        YEAR      ENDED       YEAR        YEAR        YEAR      ENDED       PERIOD
               12/31/97      ENDED       ENDED       ENDED    12/31/97     ENDED       ENDED       ENDED    12/31/97     ENDED
              (UNAUDITED)  06/30/97    06/30/96    06/30/95* (UNAUDITED) 06/30/97    06/30/96    06/30/95* (UNAUDITED)  06/30/97*
              -----------  --------    --------    --------   --------   --------    --------    --------   ---------   --------
Net asset value,
 beginning of
 period ....... $ 2.30      $ 2.29      $ 2.24      $ 2.34    $ 2.30      $ 2.29      $ 2.24      $ 2.34    $ 2.30      $ 2.29
                ------      ------      ------      ------    ------      ------      ------      ------    ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
 income .......   0.07++      0.13++      0.13++      0.15      0.07++      0.13++      0.13++      0.15      0.08++      0.14++
Net realized
 and unrealized
 gain/(loss)
 on investments  (0.03)       0.05        0.07       (0.12)    (0.03)       0.05        0.07       (0.12)    (0.03)       0.05
                ------      ------      ------      ------    ------      ------      ------      ------    ------      ------
Total from
 investment
 operations ...   0.04        0.18        0.20        0.03      0.04        0.18        0.20        0.03      0.05        0.19
LESS DISTRIBUTIONS:
Dividends from
 net investment
 income........  (0.22)      (0.17)      (0.14)      (0.00)#   (0.22)      (0.17)      (0.14)      (0.00)#   (0.23)      (0.18)
Distributions in
 excess of
 net investment
 income .......   --         (0.00)#     (0.01)      (0.00)#    --         (0.00)#     (0.01)      (0.00)#    --         (0.00)#
Distributions in
 excess of net
 realized gains   --          --          --         (0.01)     --          --          --         (0.01)     --          --
Distributions
 from capital
 (Note 2)         --          --          --         (0.12)     --          --          --         (0.12)     --          --
                ------      ------      ------      ------    ------      ------      ------      ------    ------      ------
Total
 distributions   (0.22)      (0.17)      (0.15)      (0.13)    (0.22)      (0.17)      (0.15)      (0.13)    (0.23)      (0.18)
                ------      ------      ------      ------    ------      ------      ------      ------    ------      ------
Net asset
 value, end
 of period ...  $ 2.12      $ 2.30      $ 2.29      $ 2.24    $ 2.12      $ 2.30      $ 2.29      $ 2.24    $ 2.12      $ 2.30
                ======      ======      ======      ======    ======      ======      ======      ======    ======      ======
TOTAL RETURN+    1.80%       8.05%       9.33%       1.33%     1.80%       8.05%       9.33%       1.33%     2.30%       8.64%
                ======      ======      ======      ======    ======      ======      ======      ======    ======      ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets,
 end of
 period
 (in 000's) ... $2,202      $2,331      $1,594      $1,297      $580        $474      $2,211      $2,286    $1,487      $3,734
Ratio of
 operating
 expenses to
 average net
 assets .......  1.65%**     1.65%       1.60%       1.60%     1.65%**     1.65%       1.60%       1.60%     0.65%**     0.65%**
Ratio of net
 investment
 income  to
 average net
 assets .......   6.38**     5.71%       6.00%       6.47%     6.38%**     5.71%       6.00%       6.47%     7.38%**     6.71%**
Portfolio
 turnover
 rate .........    47%         83%         87%        217%       47%         83%         87%        217%       47%         83%
Ratio of
 operating
 expenses to
 average net
 assets without
 credits allowed
 by the
 custodian.....  1.65%**(a)  1.65%(a)    1.60%(a)    N/A       1.65%**(a)  1.65%(a)    1.60%(a)    N/A       0.65%**(a)  0.65%**(a)
Ratio of
 operating
 expenses to
 average net
 assets without
 fee waivers and/
 or credits
 allowed by the
 custodian ....  2.31%**(a)  2.26%(a)    2.22%(a)    2.19%     2.31%**(a)  2.26%(a)    2.22%(a)    2.19%     1.31%**(a)  1.26%**(a)
Net investment
 income per
 share without
 fee waivers
 and/or credits
 allowed by the
 custodian .... $ 0.06++(a) $ 0.12++(a) $ 0.12++(a) $ 0.14    $ 0.06++(a) $ 0.12++(a) $ 0.12++(a) $ 0.14    $ 0.07++(a) $ 0.13++(a)

----------------
  *  On July 1, 1994 the Fund commenced selling Class B and Class S shares in addition to Class A shares. Those shares in existence prior to July 1, 1994 were designated Class A shares. On July 25, 1996 the Fund commenced selling Class I shares.
 **  Annualized.
  +  Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
     The total returns would have been lower if certain fees had not been waived by the investment advisor and administrator or without credits allowed by the custodian.
 ++  Per share numbers have been calculated using the average shares method.
  #  Amount represents less than $0.01 per share.
(a)  The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

     See notes to financial statements.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


                             U.S. GOVERNMENT FUND
             FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                           CLASS A SHARES
                                      ----------------------------------------------------------------------------------------
                                     SIX MONTHS
                                        ENDED                  YEAR           YEAR         YEAR           YEAR          YEAR
                                       12/31/97               ENDED          ENDED        ENDED          ENDED         ENDED
                                     (UNAUDITED)             06/30/97       06/30/96     06/30/95       06/30/94      06/30/93
                                      ---------              --------       --------     --------       --------      --------
Net asset value, beginning of
 period ......................         $   9.56               $   9.41      $   9.67      $   9.45       $  10.65     $  10.52
                                       --------               --------      --------      --------       --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ........             0.32                   0.65          0.67          0.70           0.75         0.74
Net realized and unrealized
 gain/(loss) on investments ..             0.26                   0.15         (0.26)         0.22          (1.21)        0.16
                                       --------               --------      --------      --------       --------     --------
Total from investment
 operations ..................             0.58                   0.80          0.41          0.92          (0.46)        0.90
LESS DISTRIBUTIONS:
Dividends from net investment
 income ......................            (0.32)                 (0.65)        (0.67)        (0.70)         (0.64)       (0.74)
Distributions in excess of
 net realized gains ..........             --                     --            --            --            (0.10)        --
Distributions from capital
 (Note 2) ....................             --                     --            --            --             --          (0.03)
                                       --------               --------      --------      --------       --------     --------
Total distributions ..........            (0.32)                 (0.65)        (0.67)        (0.70)         (0.74)       (0.77)
                                       --------               --------      --------      --------       --------     --------
Net asset value, end of
 period ......................         $   9.82               $   9.56      $   9.41      $   9.67       $   9.45     $  10.65
                                       ========               ========      ========      ========       ========     ========
TOTAL RETURN+                             6.18%                  8.75%         4.34%        10.17%         (4.59)%       8.87%
                                       ========               ========      ========      ========       ========     ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's) ..................         $223,402               $258,553      $423,282      $459,968       $666,566     $842,277
Ratio of operating expenses
 to average net assets .......            0.67%**                0.98%         0.70%         0.95%          1.05%        0.91%
Ratio of net investment
 income to average net assets             6.71%**                7.04%         7.34%         7.58%          7.26%        6.98%
Portfolio turnover rate ......              72%                   389%          356%          226%            27%          67%
Ratio of operating expenses to
 average net assets without
 credits allowed by the
 custodian ...................            0.67%**(a)             0.98%(a)      0.71%(a)       N/A            N/A          N/A
Ratio of operating expenses
 to average net assets
 without fee waivers,
 expenses absorbed and/or
 credits allowed by the
 custodian ...................            1.30%**(a)             1.30%(a)      1.45%(a)      1.59%          1.34%        1.34%
Ratio of operating expenses to
 average net assets including
 interest expense ............            0.77%**                1.17%         0.82%         1.22%          1.06%        0.91%
Net investment income per
 share without fee waivers,
 expenses absorbed and or
 credits allowed by the
 custodian ...................         $   0.29(a)            $   0.62(a)   $   0.62(a)   $   0.66       $   0.72     $   0.70

----------------

  +  Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
     The total returns would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor and/or administrator or without credits allowed by the custodian.
(a)  The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

     See notes to financial statements.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


                             U.S. GOVERNMENT FUND
             FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                   CLASS B SHARES                              CLASS S SHARES                  CLASS I SHARES
                    ------------------------------------------- ------------------------------------------- -----------------------
                     SIX MONTHS                                 SIX MONTHS                                  SIX MONTHS
                       ENDED       YEAR      YEAR       YEAR      ENDED        YEAR      YEAR       YEAR       ENDED      PERIOD
                      12/31/97    ENDED     ENDED       ENDED    12/31/97     ENDED     ENDED       ENDED    12/31/97     ENDED
                    (UNAUDITED)  06/30/97  06/30/96   06/30/95* (UNAUDITED)  06/30/97  06/30/96   06/30/95* (UNAUDITED) 06/30/97*
                     ----------  --------   -----       -----   ----------   --------   -----     ---------  ---------   ---------
Net asset value,
 beginning of
 period ..........   $ 9.56      $ 9.41    $ 9.67      $ 9.45    $ 9.56      $ 9.41    $ 9.67      $ 9.45    $ 9.56      $ 9.35
                     ------      ------    ------      ------    ------      ------    ------      ------    ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
 income ..........     0.29        0.58      0.60        0.63      0.29        0.58      0.60        0.63      0.34        0.63
Net realized and
 unrealized gain/
 (loss) on
 investments .....     0.26        0.15     (0.26)       0.22      0.26        0.15     (0.26)       0.22      0.26        0.21
                     ------      ------    ------      ------    ------      ------    ------      ------    ------      ------
Total from
 investment
 operations ......     0.55        0.73      0.34        0.85      0.55        0.73      0.34        0.85      0.60        0.84
LESS DISTRIBUTIONS:
Dividends from net
 investment income    (0.29)      (0.58)    (0.60)      (0.63)    (0.29)      (0.58)    (0.60)      (0.63)    (0.34)      (0.63)
                     ------      ------    ------      ------    ------      ------    ------      ------    ------      ------
Total
 distributions ...    (0.29)      (0.58)    (0.60)      (0.63)    (0.29)      (0.58)    (0.60)      (0.63)    (0.34)      (0.63)
                     ------      ------    ------      ------    ------      ------    ------      ------    ------      ------
Net asset value,
 end of period ...   $ 9.82      $ 9.56    $ 9.41      $ 9.67    $ 9.82      $ 9.56    $ 9.41      $ 9.67    $ 9.82      $ 9.56
                     ======      ======    ======      ======    ======      ======    ======      ======    ======      ======
TOTAL RETURN+         5.79%       7.94%     3.56%       9.36%     5.79%       7.94%     3.56%       9.36%     6.32%       9.21%
                     ======      ======    ======      ======    ======      ======    ======      ======    ======      ======
RATIOS TO AVERAGE NET ASSETS/ SUPPLEMENTAL DATA:
Net assets, end of
 period
 (in 000's) ......  $18,490     $20,370   $23,688     $10,646    $8,085      $9,088   $35,667      $6,839   $79,362     $81,920
Ratio of operating
 expenses to
 average net
 assets ..........    1.42%**     1.73%     1.45%       1.70%     1.42%**     1.73%     1.45%       1.70%     0.42%**     0.73%**
Ratio of net
 investment income
 to average net
 assets ..........    5.96%**     6.29%     6.59%       6.83%     5.96%**     6.29%     6.59%       6.83%     6.96%**     7.29%**
Portfolio turnover
 rate ............      72%        389%      356%        226%       72%        389%      356%        226%       72%        389%
Ratio of operating
 expenses to
 average net
 assets without
 credits allowed
 by the custodian     1.42%**(a)  1.73%(a)  1.46%(a)    N/A       1.42%**(a)  1.73%(a)  1.46%(a)    N/A       0.42%**(a)  0.73%**(a)
Ratio of operating
 expenses to
 average net
 assets without
 fee waivers,
 expenses absorbed
 and/or credits
 allowed by the
 custodian .......    2.05%**(a)  2.05%(a)  2.20%(a)    2.34%     2.05%**(a)  2.05%(a)  2.20%(a)    2.34%     1.05%**(a)  1.05%**(a)
Ratio of operating
 expenses to
 average net
 assets including
 interest expense     1.52%**     1.92%     1.57%       1.97%     1.52%**     1.92%     1.57%       1.97%     0.52%**     0.92%**
Net investment
 income per share
 without fee
 waivers, expenses
 absorbed and/or
 credits allowed
 by the custodian    $ 0.26(a)   $ 0.55(a) $ 0.55(a)   $ 0.59    $ 0.26(a)   $ 0.55(a) $ 0.55(a)   $ 0.59    $ 0.31(a)   $ 0.60(a)
--------------
  *  On July 1, 1994 the Fund commenced selling Class B and Class S shares in addition to Class A shares. Those shares in existence prior to July 1, 1994 were designated Class A shares. On July 25, 1996 the Fund commenced selling Class I shares.
 **  Annualized.
  +  Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
     The total returns would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor and/or administrator or without credits allowed by the custodian.
(a)  The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

     See notes to financial statements.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                            CORPORATE INCOME FUND
             FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                           CLASS A SHARES
                                      ----------------------------------------------------------------------------------------
                                     SIX MONTHS
                                        ENDED                  YEAR           YEAR         YEAR           YEAR          YEAR
                                       12/31/97               ENDED          ENDED        ENDED          ENDED         ENDED
                                     (UNAUDITED)             06/30/97       06/30/96     06/30/95       06/30/94      06/30/93
                                      ---------              --------       --------     --------       --------      --------
Net asset value, beginning of
 period ......................         $  10.31               $  10.16      $  10.52      $   9.87       $  11.33     $  10.52
                                       --------               --------      --------      --------       --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ........             0.38                   0.76          0.76          0.68           0.80         0.84
Net realized and unrealized
 gain/(loss) on investments ..             0.53                   0.15         (0.36)         0.78          (1.35)        0.84
                                       --------               --------      --------      --------       --------     --------
Total from investment
 operations ..................             0.91                   0.91          0.40          1.46          (0.55)        1.68
LESS DISTRIBUTIONS:
Dividends from net investment
 income ......................            (0.38)                 (0.76)        (0.76)        (0.68)         (0.78)       (0.84)
Distributions in excess of
 net investment income .......             --                     --            --           (0.09)         (0.01)        --
Distributions from net
 realized gains ..............             --                     --            --            --            (0.06)        --
Distributions in excess of
 net realized gains ..........             --                     --            --            --            (0.06)        --
Distributions from capital
 (Note 2) ....................             --                     --         (0.00)#         (0.04)          --          (0.03)
                                       --------               --------      --------      --------       --------     --------
Total distributions ..........            (0.38)                 (0.76)        (0.76)        (0.81)         (0.91)       (0.87)
                                       --------               --------      --------      --------       --------     --------
Net asset value, end of
 period ......................         $  10.84               $  10.31      $  10.16      $  10.52       $   9.87     $  11.33
                                       ========               ========      ========      ========       ========     ========
TOTAL RETURN+                             8.91%                  9.23%         3.81%        15.57%         (5.32)%      16.64%
                                       ========               ========      ========      ========       ========     ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's) ..................         $172,779               $195,531      $298,518      $383,642       $472,519     $396,357
Ratio of operating expenses
 to average net assets .......            1.11%**                1.18%         0.95%         0.90%          1.35%        1.24%
Ratio of net investment
 income to average net
 assets ......................            7.05%**                7.38%         7.23%         8.26%          7.19%        7.67%
Portfolio turnover rate ......               3%                    20%           25%           55%            30%          37%
Ratio of operating expenses
 to average net assets
 without credits allowed
 by the custodian ............            1.11%**(a)             1.18%(a)      0.95%(a)       N/A            N/A          N/A
Ratio of operating expenses
 to average net assets
 without fee waivers and/or
 credits allowed by the
 custodian ...................            1.41%**(a)             1.39%(a)      1.38%(a)      1.40%          1.42%        1.42%
Net investment income per
 share without fee waivers
 and/or credits allowed by
 the custodian ...............         $   0.36(a)            $   0.74(a)   $   0.72(a)   $   0.64       $   0.80     $   0.82

----------------
 **  Annualized.
  +  Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
     The total returns would have been lower if certain fees had not been waived by the investment advisor and/or administrator or without credits allowed by the custodian.
(a)  The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

     See notes to financial statements.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                            CORPORATE INCOME FUND
             FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                 CLASS B SHARES                                CLASS S SHARES                  CLASS I SHARES
                    -----------------------------------------  ------------------------------------------- -----------------------
                    SIX MONTHS                                 SIX MONTHS                                  SIX MONTHS
                      ENDED        YEAR      YEAR       YEAR     ENDED        YEAR      YEAR       YEAR       ENDED      PERIOD
                     12/31/97     ENDED     ENDED       ENDED   12/31/97     ENDED     ENDED       ENDED    12/31/97     ENDED
                    (UNAUDITED)  06/30/97  06/30/96   06/30/95*(UNAUDITED)   06/30/97  06/30/96   06/30/95* (UNAUDITED) 06/30/97*
                     --------    --------   -----       -----  -----------   --------   -----     --------  ----------   --------
Net asset value,
 beginning of
 period ..........   $10.31      $10.16    $10.52      $ 9.87    $10.31      $10.16    $10.52      $ 9.87    $10.31      $10.03
                     ------      ------    ------      ------    ------      ------    ------      ------    ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
 income ..........     0.34        0.68      0.68        0.61      0.34        0.68      0.68        0.61      0.39        0.73
Net realized and
 unrealized gain/
 (loss) on
 investments .....     0.53        0.15     (0.36)       0.78      0.53        0.15     (0.36)       0.78      0.53        0.28
                     ------      ------    ------      ------    ------      ------    ------      ------    ------      ------
Total from
 investment
 operations ......     0.87        0.83      0.32        1.39      0.87        0.83      0.32        1.39      0.92        1.01
LESS DISTRIBUTIONS:
Dividends from net
 investment income    (0.34)      (0.68)    (0.68)      (0.61)    (0.34)      (0.68)    (0.68)      (0.61)    (0.39)      (0.73)
Distributions in
 excess of net
 investment income     --          --        --         (0.09)     --          --        --         (0.09)     --          --
Distributions from
 capital
 (Note 2) ........     --          --       (0.00)#     (0.04)     --          --       (0.00)#     (0.04)     --          --
                     ------      ------    ------      ------    ------      ------    ------      ------    ------      ------
Total
 distributions ...    (0.34)      (0.68)    (0.68)      (0.74)    (0.34)      (0.68)    (0.68)      (0.74)    (0.39)      (0.73)
                     ------      ------    ------      ------    ------      ------    ------      ------    ------      ------
Net asset value,
 end of period ...   $10.84      $10.31    $10.16      $10.52    $10.84      $10.31    $10.16      $10.52    $10.84      $10.31
                     ======      ======    ======      ======    ======      ======    ======      ======    ======      ======
TOTAL RETURN+         8.51%       8.41%     3.04%      14.73%     8.51%       8.41%     3.04%      14.73%     9.05%      10.37%
                     ======      ======    ======      ======    ======      ======    ======      ======    ======      ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of
 period (in 000's)  $20,081     $20,982   $24,606     $15,145    $1,879      $2,121   $12,011      $8,701    $6,965      $7,278
Ratio of operating
 expenses to
 average net
 assets ..........    1.86%**     1.93%     1.70%       1.65%     1.86%**     1.93%     1.70%       1.65%     0.86%**     0.93%**
Ratio of net
 investment income
 to average net
 assets ..........    6.30%**     6.63%     6.48%       7.51%     6.30%**     6.63%     6.48%       7.51%     7.30%**     7.63%**
Portfolio turnover
 rate ............       3%         20%       25%         55%        3%         20%       25%         55%        3%         20%
Ratio of operating
 expenses to
 average net
 assets without
 credits allowed
 by the custodian     1.86%**(a)  1.93%(a)  1.70%(a)    N/A       1.86%**(a)  1.93%(a)  1.70%(a)    N/A       0.86%**(a)  0.93%**(a)
Ratio of operating
 expenses to
 average net
 assets without
 fee waivers and/
 or credits
 allowed by the
 custodian .......    2.16%**(a)  2.14%(a)  2.13%(a)    2.15%     2.16%**(a)  2.14%(a)  2.13%(a)    2.15%     1.16%**(a)  1.14%**(a)
Net investment
 income per share
 without fee
 waivers and/or
 credits allowed
 by the custodian    $ 0.32(a)   $ 0.66(a) $ 0.64(a)   $ 0.57    $ 0.32(a)   $ 0.66(a) $ 0.64(a)   $ 0.57    $ 0.37(a)   $ 0.71(a)

--------------
  *  On July 1, 1994 the Fund commenced selling Class B and Class S shares in addition to Class A shares. Those shares in existence prior to July 1, 1994 were designated Class A shares. On July 25, 1996 the Fund commenced selling Class I shares.
 **  Annualized.
  +  Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
     The total returns would have been lower if certain fees had not been waived by the investment advisor and/or administrator or without credits allowed by the custodian.
  #  Amount represents less than $0.01 per share.
(a)  The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

     See notes to financial statements.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                          CALIFORNIA MUNICIPAL FUND
             FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                           CLASS A SHARES
                                      ----------------------------------------------------------------------------------------
                                     SIX MONTHS
                                        ENDED                  YEAR           YEAR         YEAR           YEAR          YEAR
                                       12/31/97               ENDED          ENDED        ENDED          ENDED         ENDED
                                     (UNAUDITED)             06/30/97       06/30/96     06/30/95       06/30/94      06/30/93
                                      ---------              --------       --------     --------       --------      --------
Net asset value, beginning of
 period ......................         $  10.92               $  10.60      $  10.53      $  10.38       $  11.22     $  10.45
                                       --------               --------      --------      --------       --------     --------
INCOME FROM INVESTMENT
 OPERATIONS:
Net
 investment income ...........             0.30++                 0.59          0.60++        0.61           0.61         0.62
Net realized and unrealized
 gain/(loss) on investments ..             0.43                   0.32          0.07          0.15          (0.82)        0.77
                                       --------               --------      --------      --------       --------     --------
Total from investment
 operations ..................             0.73                   0.91          0.67          0.76          (0.21)        1.39
LESS DISTRIBUTIONS:
Dividends from net
 investment income ...........            (0.30)                 (0.59)        (0.60)        (0.61)         (0.61)       (0.62)
Distributions in excess of
 net investment income .......             --                     --            --            --          (0.00)#         --
Distributions from net
 realized gains ..............             --                     --            --         (0.00)#           --           --
Distributions in excess of
 net realized gains ..........             --                     --            --            --            (0.02)        --
                                       --------               --------      --------      --------       --------     --------
Total distributions ..........            (0.30)                 (0.59)        (0.60)        (0.61)         (0.63)       (0.62)
                                       --------               --------      --------      --------       --------     --------
Net asset value, end
 of period ...................         $  11.35               $  10.92      $  10.60      $  10.53       $  10.38     $  11.22
                                       ========               ========      ========      ========       ========     ========
TOTAL RETURN+                             6.73%                  8.83%         6.40%         7.57%         (2.19)%      13.84%
                                       ========               ========      ========      ========       ========     ========

RATIOS TO AVERAGE NET
ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's) ..................         $315,550               $318,251      $372,177      $405,967       $509,223     $511,364
Ratio of operating expenses
 to average net assets .......            1.00%**                0.97%         0.94%         0.85%          0.79%        0.80%
Ratio of net investment
 income to average net
 assets ......................            5.26%**                5.51%         5.56%         5.89%          5.45%        5.74%
Portfolio turnover rate ......              29%                    36%           17%           22%            50%          41%
Ratio of operating expenses
 to average net assets
 without credits allowed by
 the custodian ...............            1.00%**(a)             0.97%(a)      0.94%(a)       N/A            N/A          N/A
Ratio of operating expenses
 to average net assets
 without fee waivers and/or
 credits allowed by the
 custodian ...................            1.24%**(a)             1.26%(a)      1.29%(a)      1.29%          1.39%        1.41%
Net investment income per
 share without fee waivers
 and/or credits allowed by
 the custodian ...............         $   0.29++(a)          $   0.56(a)   $   0.56++(a) $   0.56       $   0.54     $   0.56

----------------

  +  Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
     The total returns would have been lower if certain fees had not been waived by the investment advisor and/or administrator or without credits allowed by the custodian.
 ++  Per share numbers have been calculated using the average shares method.
  #  Amount represents less than $0.01 per share.
(a)  The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


                                                      CALIFORNIA MUNICIPAL FUND
                                        FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                   CLASS B SHARES                              CLASS S SHARES                    CLASS I SHARES
                    ------------------------------------------- ------------------------------------------- -----------------------
                     SIX MONTHS                                  SIX MONTHS                                 SIX MONTHS
                       ENDED       YEAR      YEAR       YEAR       ENDED       YEAR      YEAR       YEAR       ENDED      PERIOD
                      12/31/97    ENDED     ENDED       ENDED     12/31/97    ENDED     ENDED       ENDED    12/31/97      ENDED
                    (UNAUDITED)  06/30/97  06/30/96   06/30/95* (UNAUDITED)  06/30/97  06/30/96   06/30/95* (UNAUDITED)  06/30/97*
                     ----------  --------   -----       -----   -----------  --------   -----     ---------  ---------   ---------
Net asset value,
 beginning of
 period ..........   $10.92      $10.60    $10.53      $10.38    $10.92      $10.60    $10.53      $10.38    $10.92      $10.62
                     ------      ------    ------      ------    ------      ------    ------      ------    ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
 income ..........     0.25++      0.51      0.51++      0.53      0.25++      0.51      0.51++      0.53      0.31++      0.58
Net realized and
 unrealized gain
 on investments ..     0.43        0.32      0.07        0.15      0.43        0.32      0.07        0.15      0.43        0.30
                     ------      ------    ------      ------    ------      ------    ------      ------    ------      ------
Total from
 investment
 operations ......     0.68        0.83      0.58        0.68      0.68        0.83      0.58        0.68      0.74        0.88
LESS DISTRIBUTIONS:
Dividends from net
 investment income    (0.25)      (0.51)    (0.51)      (0.53)    (0.25)      (0.51)    (0.51)      (0.53)    (0.31)      (0.58)
Distributions from
 net realized
 gains ...........     --          --        --         (0.00)#    --          --        --         (0.00)#    --          --
                     ------      ------    ------      ------    ------      ------    ------      ------    ------      ------
Total
 distributions ...    (0.25)      (0.51)    (0.51)      (0.53)    (0.25)      (0.51)    (0.51)      (0.53)    (0.31)      (0.58)
                     ------      ------    ------      ------    ------      ------    ------      ------    ------      ------
Net asset value,
 end of period ...   $11.35      $10.92    $10.60      $10.53    $11.35      $10.92    $10.60      $10.53    $11.35      $10.92
                     ======      ======    ======      ======    ======      ======    ======      ======    ======      ======
TOTAL RETURN+         6.33%       8.02%     5.61%       6.78%     6.33%       8.02%     5.61%       6.78%     6.86%       8.49%
                     ======      ======    ======      ======    ======      ======    ======      ======    ======      ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of
 period
 (in 000's) ......  $27,663     $25,219   $20,543      $7,230    $    7     $     7    $   11      $   11    $    1      $    1
Ratio of operating
 expenses to
 average net
 assets ..........    1.75%**     1.72%     1.69%       1.60%     1.75%**     1.72%     1.69%       1.60%     0.75%**     0.72%**
Ratio of net
 investment income
 to average net
 assets ..........    4.51%**     4.76%     4.81%       5.14%     4.51%**     4.76%     4.81%       5.14%     5.51%**     5.76%**
Portfolio turnover
 rate ............      29%         36%       17%         22%       29%         36%       17%         22%       29%         36%
Ratio of operating
 expenses to
 average net
 assets without
 credits allowed
 by the custodian     1.75%**(a)  1.72%(a)  1.69%(a)    N/A       1.75%**(a)  1.72%(a)  1.69%(a)    N/A       0.75%**(a)  0.72%**(a)
Ratio of operating
 expenses to
 average net
 assets without
 fee waivers and/
 or credits
 allowed by the
 custodian .......    1.99%**(a)  2.01%(a)  2.04%(a)    2.04%     1.99%**(a)  2.01%(a)  2.04%(a)    2.04%     0.99%**(a)  1.01%**(a)
Net investment
 income per share
 without fee
 waivers and/or
 credits allowed
 by the custodian    $ 0.24++(a) $ 0.48(a) $ 0.47++(a) $ 0.48    $ 0.24++(a) $ 0.48(a) $ 0.47++(a) $ 0.48    $ 0.30++(a) $ 0.55(a)

--------------
  *  On July 1, 1994 the Fund commenced selling Class B and Class S shares in addition to Class A shares. Those shares in existence prior to July 1, 1994 were designated Class A shares. On July 25, 1996 the Fund commenced selling Class I shares.
 **  Annualized.
  +  Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
     The total returns would have been lower if certain fees had not been waived by the investment advisor and/or administrator or without credits allowed by the custodian.
 ++  Per share numbers have been calculated using the average shares method.
  #  Amount represents less than $0.01 per share.
(a)  The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                        FLORIDA INSURED MUNICIPAL FUND
             FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                           CLASS A SHARES
                                      ----------------------------------------------------------------------------------------
                                     SIX MONTHS
                                        ENDED                  YEAR           YEAR         YEAR           YEAR          YEAR
                                       12/31/97               ENDED          ENDED        ENDED          ENDED         ENDED
                                     (UNAUDITED)             06/30/97       06/30/96     06/30/95       06/30/94      06/30/93
                                      ---------              --------       --------     --------       --------      --------
Net asset value,
 beginning of period .........         $   9.93               $   9.64      $   9.43      $   9.40       $  10.05     $  10.00
                                       --------               --------      --------      --------       --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ........             0.25++                 0.49++        0.50          0.52           0.52        0.00#
Net realized and unrealized
 gain/(loss) on investments ..             0.43                   0.30          0.21        0.03##          (0.65)        0.05
                                       --------               --------      --------      --------       --------     --------
Total from investment
 operations ..................             0.68                   0.79          0.71          0.55          (0.13)        0.05
LESS DISTRIBUTIONS:
Dividends from net
 investment income ...........            (0.25)                 (0.50)        (0.50)        (0.52)         (0.52)        --
Distributions in excess of
 net investment income .......             --                  (0.00)#          --            --          (0.00)#         --
Distributions in excess of
 net realized gains ..........             --                     --            --            --          (0.00)#         --
                                       --------               --------      --------      --------       --------     --------
Total distributions ..........            (0.25)                 (0.50)        (0.50)        (0.52)         (0.52)        --
                                       --------               --------      --------      --------       --------     --------
Net asset value, end of period         $  10.36               $   9.93      $   9.64      $   9.43       $   9.40     $  10.05
                                       ========               ========      ========      ========       ========     ========
TOTAL RETURN+                             6.87%                  8.43%         7.56%         6.01%         (1.50)%       0.50%
                                       ========               ========      ========      ========       ========     ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's) ..................         $ 19,917               $ 22,761      $ 29,821      $ 33,714       $ 38,541     $  4,837
Ratio of operating expenses
 to average net assets .......            0.91%**                0.82%         0.63%         0.39%          0.00%        0.00%**
Ratio of net investment
 income to average net assets             4.78%**                5.01%         5.08%         5.53%          5.09%        0.48%**
Portfolio turnover rate ......               3%                    53%           52%           44%            83%           0%
Ratio of operating expenses
 to average net assets
 without credits allowed by
 the custodian ...............            0.91%**(a)             0.84%(a)      0.66%(a)       N/A            N/A          N/A
Ratio of operating expenses
 to average net assets
 without fee waivers,
 expenses absorbed and/or
 credits allowed by the
 custodian ...................            1.41%**(a)             1.46%(a)      1.46%(a)      1.51%          1.55%        5.59%**
Net investment income/(loss)
 per share without fee
 waivers, expenses absorbed
 and/or credits allowed by
 the custodian ...............         $   0.22++(a)          $   0.43++(a) $   0.42(a)   $   0.42       $   0.36     $  (0.02)

----------------

  *  The Fund commenced operations on June 7, 1993.
 **  Annualized.
  +  Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
     The  total returns would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor and administrator or without credits allowed by the custodian.
 ++  Per share numbers have been calculated using the average shares method.
  #  Amount represents less than $0.01 per share.
 ##  The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
(a)  The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                        FLORIDA INSURED MUNICIPAL FUND
             FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                   CLASS B SHARES                               CLASS S SHARES                 CLASS I SHARES
                    -----------------------------------------  --------------------------------------------- ---------------------
                   SIX MONTHS                                  SIX MONTHS                                    SIX MONTHS
                      ENDED        YEAR       YEAR      YEAR     ENDED       YEAR        YEAR        YEAR       ENDED     PERIOD
                    12/31/97       ENDED      ENDED     ENDED   12/31/97     ENDED       ENDED       ENDED    12/31/97     ENDED
                   (UNAUDITED)   06/30/97   06/30/96  06/30/95*(UNAUDITED) 06/30/97    06/30/96    06/30/95* (UNAUDITED) 06/30/97*
                    ----------- ---------    -----     -----   ---------  ----------  ----------  --------- ----------  ---------
Net asset value,
 beginning of
 period ..........   $ 9.93      $ 9.64     $ 9.43    $ 9.40   $ 9.93      $ 9.64      $ 9.43      $ 9.40    $ 9.93      $ 9.68
                     ------      ------     ------    ------   ------      ------      ------      ------    ------      ------

INCOME FROM INVESTMENT OPERATIONS:
Net investment
 income ..........     0.21++      0.42++     0.42      0.45     0.21++      0.42++      0.42        0.45      0.26++      0.49++
Net realized and
 unrealized gain
 on investments ..     0.43        0.30       0.21      0.03##   0.43        0.30        0.21        0.03##    0.43        0.26
                     ------      ------     ------    ------   ------      ------      ------      ------    ------      ------
Total from
 investment
 operations ......     0.64        0.72       0.63      0.48     0.64        0.72        0.63        0.48      0.69        0.75
LESS DISTRIBUTIONS:
Dividends from net
 investment income    (0.21)      (0.43)     (0.42)    (0.45)   (0.21)      (0.43)      (0.42)      (0.45)    (0.26)      (0.50)
Distributions in
 excess of net
 investment income     --         (0.00)#     --        --       --         (0.00)#      --          --        --         (0.00)#
                     ------      ------     ------    ------   ------      ------      ------      ------    ------      ------
Total
 distributions ...    (0.21)      (0.43)     (0.42)    (0.45)   (0.21)      (0.43)      (0.42)      (0.45)    (0.26)      (0.50)
                     ------      ------     ------    ------   ------      ------      ------      ------    ------      ------
Net asset value,
 end of period       $10.36      $ 9.93     $ 9.64    $ 9.43   $10.36      $ 9.93      $ 9.64      $ 9.43    $10.36      $ 9.93
                     ======      ======     ======    ======   ======      ======      ======      ======    ======      ======
TOTAL RETURN+         6.47%       7.63%      6.76%     5.23%    6.47%       7.63%       6.76%       5.23%     7.00%       7.88%
                     ======      ======     ======    ======   ======      ======      ======      ======    ======      ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of
 period
 (in 000's) ......   $5,066      $5,067     $5,428    $3,330   $    2      $   29      $   11      $   11    $    1      $    1
Ratio of operating
 expenses to
 average net
 assets ..........    1.66%**     1.57%      1.38%     1.14%    1.66%**     1.57%       1.38%       1.14%     0.66%**     0.57%**
Ratio of net
 investment income
 to average net
 assets ..........    4.03%**     4.26%      4.33%     4.78%    4.03%**     4.26%       4.33%       4.78%     5.03%**     5.26%**
Portfolio turnover
 rate ............       3%         53%        52%       44%       3%         53%         52%         44%        3%         53%
Ratio of operating
 expenses to
 average net
 assets without
 credits allowed
 by the custodian     1.66%**(a)  1.59%(a)   1.41%(a)  N/A      1.66%**(a)  1.59%(a)    1.41%(a)    N/A       0.66%**(a)  0.59%**(a)
Ratio of operating
 expenses to
 average net
 assets without
 fee waivers,
 expenses absorbed
 and/or credits
 allowed by the
 custodian .......    2.16%**(a)  2.21%(a)   2.21%(a)  2.26%    2.16%**(a)  2.21%(a)    2.21%(a)    2.26%     1.16%**(a)  1.21%**(a)
Net investment
 income per share
 without fee
 waivers, expenses
 absorbed and/or
 credits allowed
 by the custodian    $ 0.18++(a) $ 0.36++(a) $0.34(a) $ 0.35   $ 0.18++(a) $ 0.36++(a) $ 0.34(a)   $ 0.35    $ 0.23++(a) $ 0.43++(a)

----------------
  *  On July 1, 1994 the Fund commenced selling Class B and Class S shares in addition to Class A shares. Those shares in existence prior to July 1, 1994 were designated Class A shares. On July 25, 1996 the Fund commenced selling Class I shares.
 **  Annualized.
  +  Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
     The total returns would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor and/or administrator or without credits allowed by the custodian.
 ++  Per share numbers have been calculated using the average shares method.
  #  Amount represents less than $0.01 per share.
 ##  The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
(a)  The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND
             FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                       CLASS A SHARES
                         ---------------------------------------------------------------------------------------------------------
                              SIX MONTHS
                                 ENDED                  YEAR                   YEAR                 YEAR               PERIOD
                               12/31/97                 ENDED                 ENDED                ENDED               ENDED
                              (UNAUDITED)             06/30/97               06/30/96             06/30/95           06/30/94*
                              -----------             --------               --------             --------           --------
Net asset value,
 beginning of period ..         $10.74                 $10.56                 $10.45               $10.10              $10.00
                                ------                 ------                 ------               ------              ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .           0.25                   0.49++                 0.49                 0.50                0.11
Net realized and
 unrealized gain on
 investments ..........           0.22                   0.23                   0.15                 0.35                0.11##
                                ------                 ------                 ------               ------              ------
Total from investment
 operations ...........           0.47                   0.72                   0.64                 0.85                0.22
LESS DISTRIBUTIONS:
Dividends from net
 investment income ....          (0.25)                 (0.49)                 (0.49)               (0.50)              (0.11)
Distributions from net
 realized gains .......          (0.10)                 (0.05)                 (0.04)                --                 (0.01)
                                ------                 ------                 ------               ------              ------
Total distributions ...          (0.35)                 (0.54)                 (0.53)               (0.50)              (0.12)
                                ------                 ------                 ------               ------              ------
Net asset value, end of
 period ...............         $10.86                 $10.74                 $10.56               $10.45              $10.10
                                ======                 ======                 ======               ======              ======
TOTAL RETURN+                    4.41%                  6.97%                  6.25%                8.71%               2.20%
                                ======                 ======                 ======               ======              ======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of
 period (in 000's) ....        $43,354                $45,157                $54,518              $54,507             $34,147
Ratio of operating
 expenses to average
 net assets ...........          0.89%**                0.82%                  0.73%                0.42%               0.00%**
Ratio of net investment
 income to average net
 assets ...............          4.48%**                4.61%                  4.62%                4.95%               4.25%**
Portfolio turnover rate             5%                    29%                    27%                  13%                 17%
Ratio of operating
 expenses to average
 net assets without
 credits allowed by the
 custodian ............          0.89%**(a)             0.83%(a)               0.75%(a)             N/A                 N/A
Ratio of operating
 expenses to average
 net assets without fee
 waivers, expenses
 absorbed and/or
 credits allowed by the
 custodian  ...........          1.27%**(a)             1.31%(a)               1.39%(a)             1.41%               1.95%**
Net investment income
 per share without fee
 waivers, expenses
 absorbed and/or
 credits allowed by the
 custodian ............         $ 0.23(a)              $ 0.44++(a)            $ 0.42(a)            $ 0.40              $ 0.06

----------------
  *  The Fund commenced operations on April 4, 1994.
 **  Annualized.
  +  Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
     The total returns would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor and administrator or without credits allowed by the custodian.
 ++  Per share numbers have been calculated using the average shares method.
 ##  The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
(a)  The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND
             FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                    CLASS B SHARES                          CLASS S SHARES                      CLASS I SHARES
                    -----------------------------------------  ------------------------------------------  -----------------------
                    SIX MONTHS                                 SIX MONTHS                                  SIX MONTHS
                      ENDED       YEAR      YEAR       YEAR      ENDED        YEAR        YEAR     YEAR      ENDED       PERIOD
                     12/31/97    ENDED     ENDED       ENDED   12/31/97       ENDED       ENDED   ENDED     12/31/97     ENDED
                    (UNAUDITED) 6/30/97  06/30/96   06/30/95* (UNAUDITED)   06/30/97    06/30/96 06/30/95* (UNAUDITED)  06/30/97*
                     ---------   -----     -----      -----    ----------    -----       -----   --------- ----------  -----------
Net asset value,
 beginning of
 period ..........   $10.74     $10.56    $10.45      $10.10    $10.74      $10.56      $10.45    $10.10    $10.74      $10.58
                     ------     ------    ------      ------    ------      ------      ------    ------    ------      ------
INCOME FROM INVESTMENT
 OPERATIONS:
Net investment
 income ..........     0.20       0.41++    0.41        0.43      0.20        0.41++      0.41      0.43      0.26        0.49++
Net realized and
 unrealized gain
 on investments ..     0.22       0.23      0.15        0.35      0.22        0.23        0.15      0.35      0.22        0.21
                     ------     ------    ------      ------    ------      ------      ------    ------    ------      ------
Total from
 investment
 operations ......     0.42       0.64      0.56        0.78      0.42        0.64        0.56      0.78      0.48        0.70
LESS DISTRIBUTIONS:
Dividends from net
 investment income    (0.20)     (0.41)    (0.41)      (0.43)    (0.20)      (0.41)      (0.41)    (0.43)    (0.26)      (0.49)
Distributions from
 net realized
 gains ...........    (0.10)     (0.05)    (0.04)       --       (0.10)      (0.05)      (0.04)     --       (0.10)      (0.05)
                     ------     ------    ------      ------    ------      ------      ------    ------    ------      ------
Total
 distributions ...    (0.30)     (0.46)    (0.45)      (0.43)    (0.30)      (0.46)      (0.45)    (0.43)    (0.36)      (0.54)
                     ------     ------    ------      ------    ------      ------      ------    ------    ------      ------
Net asset value,
 end of period ...   $10.86     $10.74    $10.56      $10.45    $10.86      $10.74      $10.56    $10.45    $10.86      $10.74
                     ======     ======    ======      ======    ======      ======      ======    ======    ======      ======
TOTAL RETURN+         4.02%      6.17%     5.46%       7.90%     4.02%       6.17%       5.46%     7.90%     4.54%       6.70%
                     ======     ======    ======      ======    ======      ======      ======    ======    ======      ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of
 period
 (in 000's) ......  $21,383    $20,992   $20,948     $12,391    $    2     $     2      $   11    $   11    $    1      $    1
Ratio of operating
 expenses to
 average net
 assets ..........    1.64%**    1.57%     1.48%       1.17%     1.64%**     1.57%       1.48%     1.17%     0.64%**     0.57%**
Ratio of net
 investment income
 to average net
 assets ..........    3.73%**    3.86%     3.87%       4.20%     3.73%**     3.86%       3.87%     4.20%     4.73%**     4.86%**
Portfolio turnover
 rate ............       5%        29%       27%         13%        5%         29%         27%       13%        5%         29%
Ratio of operating
 expenses to
 average net
 assets without
 credits allowed
 by the custodian     1.64%**(a) 1.58%(a)  1.50%(a)    N/A       1.64%**(a)  1.58%(a)    1.50%(a)  N/A       0.64%**(a)  0.58%**(a)
Ratio of operating
 expenses to
 average net
 assets without
 fee waivers,
 expenses absorbed
 and/or credits
 allowed by the
 custodian .......    2.02%**(a) 2.06%(a)  2.14%(a)    2.16%     2.02%**(a)  2.06%(a)    2.14%(a)  2.16%     1.02%**(a)  1.06%**(a)
Net investment
 income per share
 without fee
 waivers, expenses
 absorbed and/or
 credits allowed
 by the custodian    $ 0.18(a) $0.36++(a) $ 0.34(a)   $ 0.33    $ 0.18(a)   $ 0.36++(a) $ 0.34(a) $ 0.33    $ 0.24(a)   $ 0.44++(a)

----------------
  *  On July 1, 1994 the Fund commenced selling Class B and Class S shares in addition to Class A shares. Those shares in existence prior to July 1, 1994 were designated Class A shares. On July 25, 1996 the Fund commenced selling Class I shares.
 **  Annualized.
  +  Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
     The total returns would have been lower if certain fees had not been waived and/or expenses absorbed by the investment advisor and administrator or without credits allowed by the custodian.
 ++  Per share numbers have been calculated using the average shares method.
(a)  The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                           NATIONAL MUNICIPAL FUND
             FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                           CLASS A SHARES
                                      ----------------------------------------------------------------------------------------
                                     SIX MONTHS
                                        ENDED                  YEAR           YEAR         YEAR           YEAR          YEAR
                                       12/31/97               ENDED          ENDED        ENDED          ENDED         ENDED
                                     (UNAUDITED)             06/30/97       06/30/96     06/30/95       06/30/94      06/30/93
                                      ---------              --------       --------     --------       --------      --------
Net asset value, beginning of
 period ......................         $  11.16               $  10.83      $  10.76      $  10.85       $  11.65     $  10.96
                                       --------               --------      --------      --------       --------     --------
INCOME FROM INVESTMENTOPERATIONS:
Net investment income ........             0.30                   0.61++        0.61          0.64           0.65         0.67
Net realized and unrealized
 gain/(loss) on investments ..             0.29                   0.33          0.07        0.01##          (0.73)        0.75
                                       --------               --------      --------      --------       --------     --------
Total from investment
 operations ..................             0.59                   0.94          0.68          0.65          (0.08)        1.42
LESS DISTRIBUTIONS:
Dividends from net investment
 income ......................            (0.31)                 (0.61)        (0.61)        (0.64)         (0.65)       (0.67)
Distributions in excess of
 net investment income .......             --                     --            --            --          (0.00)#         --
Distributions from net
 realized gains ..............             --                     --            --           (0.01)         (0.07)       (0.06)
Distributions in excess of
 net realized gains ..........             --                     --            --           (0.09)          --           --
                                       --------               --------      --------      --------       --------     --------
Total distributions ..........            (0.31)                 (0.61)        (0.61)        (0.74)         (0.72)       (0.73)
                                       --------               --------      --------      --------       --------     --------
Net asset value, end
 of period ...................         $  11.44               $  11.16      $  10.83      $  10.76       $  10.85     $  11.65
                                       ========               ========      ========      ========       ========     ========
TOTAL RETURN+                             5.40%                  8.91%         6.41%         6.32%         (0.90)%      13.41%
                                       ========               ========      ========      ========       ========     ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's) ..................         $161,851               $182,262      $233,359      $269,033       $354,501     $390,187
Ratio of operating expenses
 to average net assets .......            1.11%**                1.04%         1.04%         0.83%          0.87%        0.86%
Ratio of net investment
 income to average net
 assets ......................            5.30%**                5.55%         5.58%         5.97%          5.60%        5.89%
Portfolio turnover rate ......              21%                    28%           25%           23%            44%          83%
Ratio of operating expenses to
 average net assets without
 credits allowed by the
 custodian ...................            1.12%**(a)             1.04%(a)      1.04%(a)       N/A            N/A          N/A
Ratio of operating expenses
 to average net assets
 without fee waivers and/
 or credits allowed by the
 custodian ...................            1.27%**(a)             1.28%(a)      1.29%(a)      1.30%          1.36%        1.37%
Net investment income per
 share without fee waivers
 and/or credits allowed by
 the custodian ...............         $   0.29(a)            $   0.58++(a) $   0.58(a)   $   0.59       $   0.59     $   0.61

----------------

 **  Annualized.
  +  Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived by the investment advisor and/or administrator or without credits allowed by the custodian.
 ++  Per share numbers have been calculated using the average shares method.
  #  Amount represents less than $0.01 per share.
 ##  The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
(a)  The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                           NATIONAL MUNICIPAL FUND
             FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                   CLASS B SHARES                              CLASS S SHARES                    CLASS I SHARES
                    ------------------------------------------- ------------------------------------------- -----------------------
                    SIX MONTHS                                  SIX MONTHS                                  SIX MONTHS
                      ENDED        YEAR       YEAR      YEAR      ENDED       YEAR       YEAR      YEAR       ENDED       PERIOD
                     12/31/97     ENDED       ENDED     ENDED    12/31/97    ENDED       ENDED     ENDED     12/31/97      ENDED
                   (UNAUDITED)  06/30/97    06/30/96  06/30/95* (UNAUDITED) 06/30/97   06/30/96  06/30/95*  (UNAUDITED)  06/30/97*
                   -----------  --------    --------  ---------  ---------  --------   --------  --------   ----------   --------
Net asset value,
 beginning of
 period ..........   $11.16      $10.83      $10.76    $10.85    $11.16      $10.83      $10.76    $10.85    $11.16      $10.82
                     ------      ------      ------    ------    ------      ------      ------    ------    ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
 income ..........     0.26        0.53++      0.53      0.56      0.27        0.53++      0.53      0.56      0.32        0.60++
Net realized and
 unrealized gain
 on investments ..     0.29        0.33        0.07      0.01##    0.29        0.33        0.07      0.01##    0.29        0.34
                     ------      ------      ------    ------    ------      ------      ------    ------    ------      ------
Total from
 investment
 operations ......     0.55        0.86        0.60      0.57      0.56        0.86        0.60      0.57      0.61        0.94
LESS DISTRIBUTIONS:
Dividends from net
 investment income    (0.26)      (0.53)      (0.53)    (0.56)    (0.26)      (0.53)      (0.53)    (0.56)    (0.32)      (0.60)
Distributions from
 net realized
 gains ...........     --          --          --       (0.01)     --          --          --       (0.01)     --          --
Distributions in
 excess of net
 realized gains ..     --          --          --       (0.09)     --          --          --       (0.09)     --          --
                     ------      ------      ------    ------    ------      ------      ------    ------    ------      ------
Total
 distributions ...    (0.26)      (0.53)      (0.53)    (0.66)    (0.26)      (0.53)      (0.53)    (0.66)    (0.32)      (0.60)
                     ------      ------      ------    ------    ------      ------      ------    ------    ------      ------
Net asset value,
 end of period ...   $11.45      $11.16      $10.83    $10.76    $11.46      $11.16      $10.83    $10.76    $11.45      $11.16
                     ======      ======      ======    ======    ======      ======      ======    ======    ======      ======
TOTAL RETURN+         5.00%       8.10%       5.62%     5.54%     5.00%       8.10%       5.62%     5.54%     5.53%       8.87%
                     ======      ======      ======    ======    ======      ======      ======    ======    ======      ======
RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of
 period
 (in 000's) ......   $6,022      $6,001      $6,800    $4,786        $1          $1         $11       $11        $1          $1
Ratio of operating
 expenses to
 average net
 assets ..........    1.86%**     1.79%       1.79%     1.58%     1.86%**     1.79%       1.79%     1.58%     0.86%**     0.79%**
Ratio of net
 investment income
 to average net
 assets ..........    4.55%**     4.80%       4.83%     5.22%     4.55%**     4.80%       4.83%     5.22%     5.55%**     5.80%**
Portfolio turnover
 rate ............      21%         28%         25%       23%       21%         28%         25%       23%       21%         28%
Ratio of operating
 expenses to
 average net
 assets without
 credits allowed
 by the custodian     1.87%**(a)  1.79%(a)    1.79%(a)  N/A       1.87%**(a)  1.79%(a)    1.79%(a)  N/A       0.87%**(a)  0.79%**(a)
Ratio of operating
 expenses to
 average net
 assets without
 fee waivers and/
 or credits
 allowed by the
 custodian .......    2.02%**(a)  2.03%(a)    2.04%(a)  2.05%     2.02%**(a)  2.03%(a)    2.04%(a)  2.05%     1.02%**(a)  1.03%**(a)
Net investment
 income per share
 without fee
 waivers
 and/or credits
 allowed by the
 custodian .......   $ 0.25(a)   $ 0.50++(a) $ 0.50(a) $ 0.51    $ 0.26(a)   $ 0.50++(a) $ 0.50(a) $ 0.51    $ 0.31(a)   $ 0.57++(a)

----------------
  *  On July 1, 1994 the Fund commenced selling Class B and Class S shares in addition to Class A shares. Those shares in existence prior to July 1, 1994 were designated Class A shares. On July 25, 1996 the Fund commenced selling Class I shares.
 **  Annualized.
  +  Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
     The total returns would have been lower if certain fees had not been waived by the investment advisor and/or administrator or without credits allowed by the custodian.
 ++  Per share numbers have been calculated using the average shares method.
 ##  The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
(a)  The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                            GROWTH AND INCOME FUND
             FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                           CLASS A SHARES
                                      ----------------------------------------------------------------------------------------
                                     SIX MONTHS
                                        ENDED                  YEAR           YEAR         YEAR           YEAR          YEAR
                                       12/31/97               ENDED          ENDED        ENDED          ENDED         ENDED
                                     (UNAUDITED)             06/30/97       06/30/96     06/30/95       06/30/94      06/30/93
                                      ---------              --------       --------     --------       --------      --------
Net asset value, beginning
 of period ...................         $  15.93               $  14.10      $  12.58      $  11.30       $  12.09     $  11.25
                                       --------               --------      --------      --------       --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ........            0.00#                   0.04++        0.08++        0.13           0.12         0.12
Net realized and unrealized
 gain on investments .........             1.37                   3.88          2.51          2.04           0.72         0.91
                                       --------               --------      --------      --------       --------     --------
Total from investment
 operations ..................             1.37                   3.92          2.59          2.17           0.84         1.03
LESS DISTRIBUTIONS:
Dividends from net investment
 income ......................             --                    (0.03)        (0.08)        (0.12)         (0.12)       (0.12)
Distributions from net
 realized gains ..............            (3.53)                 (2.06)        (0.99)        (0.77)         (1.51)       (0.07)
                                       --------               --------      --------      --------       --------     --------
Total distributions ..........            (3.53)                 (2.09)        (1.07)        (0.89)         (1.63)       (0.19)
                                       --------               --------      --------      --------       --------     --------
Net asset value, end
 of period ...................         $  13.77               $  15.93      $  14.10      $  12.58       $  11.30     $  12.09
                                       ========               ========      ========      ========       ========     ========
TOTAL RETURN+                             9.16%                 30.30%        21.36%        20.47%          6.67%        9.20%
                                       ========               ========      ========      ========       ========     ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's) ..................         $176,081               $168,687      $183,084      $170,177       $125,249     $ 97,873
Ratio of operating expenses to
 average net assets ..........            1.49%**                1.53%         1.54%         1.56%          1.50%        1.46%
Ratio of net investment
 income to average net
 assets ......................            0.09%**                0.30%         0.60%         1.11%          1.04%        1.01%
Portfolio turnover rate ......              61%                   107%           90%           72%           127%          47%
Ratio of operating expenses to
 average net assets without
 credits allowed by the
 custodian ...................            1.49%**(a)             1.53%(a)      1.54%(a)       N/A            N/A          N/A
Ratio of operating expenses to
 average net assets without
 fee waivers and/or credits
 allowed by the custodian ....            1.49%**(a)             1.53%(a)      1.54%(a)      1.56%          1.59%        1.46%
Net investment income per
 share without fee waivers
 and/or credits allowed by
 the custodian ...............           $ 0.00#(a)           $   0.04++(a) $   0.08++(a) $   0.13       $   0.11     $   0.12
Average commission rate
 paid(b) .....................         $ 0.0446               $ 0.0476           N/A           N/A            N/A          N/A

----------------

 **  Annualized.
  +  Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
     The total returns would have been lower if certain fees had not been waived by the investment advisor and/or administrator or without credits allowed by the custodian.
 ++  Per share numbers have been calculated using the average shares method.
  #  Amount represents less than $0.01 per share.
(a)  The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.
(b)  Average commission rate paid per share of securities purchased and sold by the Fund as required by amended disclosure requirements effective for fiscal years beginning on or after September 1, 1995.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                            GROWTH AND INCOME FUND
             FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                   CLASS B SHARES                              CLASS S SHARES                    CLASS I SHARES
                    ------------------------------------------- ------------------------------------------- -----------------------
                    SIX MONTHS                                  SIX MONTHS                                   SIX MONTHS
                      ENDED        YEAR       YEAR      YEAR      ENDED       YEAR       YEAR       YEAR       ENDED       PERIOD
                     12/31/97     ENDED       ENDED     ENDED    12/31/97    ENDED       ENDED      ENDED     12/31/97      ENDED
                   (UNAUDITED)  06/30/97    06/30/96  06/30/95* (UNAUDITED) 06/30/97   06/30/96   06/30/95*  (UNAUDITED)  06/30/97*
                   -----------  --------    --------  ---------  ---------  --------   --------   --------   ----------   --------
Net asset value,
 beginning of
 period              $15.75      $14.03      $12.55    $11.30    $15.75      $14.04      $12.55   $11.30    $15.94      $13.12
                     ------      ------      ------    ------    ------      ------      ------   ------    ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
 income/(loss) ...    (0.03)      (0.06)++    (0.02)++   0.05     (0.02)      (0.06)++    (0.02)++  0.05      0.02        0.07++
                     ------      ------      ------    ------    ------      ------      ------   ------    ------      ------
Net realized and
 unrealized gain
 on investments ..     1.32        3.84        2.50      2.04      1.32        3.83        2.51     2.04      1.37        4.87
Total from invest-
  ment operations      1.29        3.78        2.48      2.09      1.30        3.77        2.49     2.09      1.39        4.94
LESS DISTRIBUTIONS:
Dividends from net
 investment income      --          --        (0.01)    (0.07)      --          --        (0.01)   (0.07)      --        (0.06)
Distributions from
 net realized
 gains ...........    (3.53)      (2.06)      (0.99)    (0.77)    (3.53)      (2.06)      (0.99)   (0.77)    (3.53)      (2.06)
                     ------      ------      ------    ------    ------      ------      ------   ------    ------      ------
Total
 distributions ...    (3.53)      (2.06)      (1.00)    (0.84)    (3.53)      (2.06)      (1.00)   (0.84)    (3.53)      (2.12)
                     ------      ------      ------    ------    ------      ------      ------   ------    ------      ------
Net asset value,
 end of period ...   $13.51      $15.75      $14.03    $12.55    $13.52      $15.75      $14.04   $12.55    $13.80      $15.94
                     ======      ======      ======    ======    ======      ======      ======   ======    ======      ======
TOTAL RETURN+         8.75%      29.33%      20.53%    19.67%     8.81%      29.24%      20.51%   19.75%     9.28%       40.42%
                     ======      ======      ======    ======    ======      ======      ======   ======    ======      ======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of
 period (in 000's)  $43,267     $38,357     $23,924    $6,918   $13,932     $13,726     $29,481  $14,368  $172,329    $140,807
Ratio of operating
 expenses to
 average net
 assets ..........    2.24%**     2.28%       2.29%     2.31%     2.24%**     2.28%       2.29%    2.31%     1.24%**     1.28%**
Ratio of net
 investment
 income/(loss) to
 average net
 assets ..........  (0.66)%**   (0.45)%     (0.15)%     0.36%   (0.66)%**   (0.45)%     (0.15)%    0.36%     0.34%**     0.55%**
Portfolio turnover
 rate ............      61%        107%         90%       72%       61%        107%         90%      72%       61%        107%
Ratio of operating
 expenses to
 average net
 assets without
 credits allowed
 by the custodian     2.24%**(a)  2.28%(a)    2.29%(a)    N/A     2.24%**(a)  2.28%(a)    2.29%(a)   N/A     1.24%**     1.28%**(a)
Net investment
 income/(loss) per
 share without fee
 waivers and/or
 credits allowed
 by the custodian    $(0.03)(a)  $(0.06)++(a)$(0.02)++(a) N/A    $(0.02)(a)  $(0.06)++(a)$(0.02)++(a)N/A    $ 0.02(a)   $ 0.07++(a)
Average commission
 rate paid (b) ...  $0.0446     $0.0476        N/A        N/A   $0.0446     $0.0476         N/A      N/A   $0.0446     $0.0476
----------------

  *  On July 1, 1994 the Fund commenced selling Class B and Class S shares in addition to Class A shares. Those shares in existence prior to July 1, 1994 were designated Class A shares. On July 25, 1996 the Fund commenced selling Class I shares.
 **  Annualized.
  +  Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
     The total returns would have been lower without credits allowed by the custodian.
 ++  Per share numbers have been calculated using the average shares method.
(a)  The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure effective September 1, 1995.
(b)  Average commission rate paid per share of securities purchased and sold by the Fund as required by amended disclosure requirements effective for fiscal years beginning on or after September 1, 1995.


-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                 GROWTH FUND
             FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                           CLASS A SHARES
                                      ----------------------------------------------------------------------------------------
                                     SIX MONTHS
                                        ENDED                  YEAR           YEAR         YEAR           YEAR          YEAR
                                       12/31/97               ENDED          ENDED        ENDED          ENDED         ENDED
                                     (UNAUDITED)             06/30/97       06/30/96     06/30/95       06/30/94      06/30/93
                                      ---------              --------       --------     --------       --------      --------
Net asset value, beginning of
 period ......................         $  14.90               $  15.69      $  14.18      $  10.73       $  10.72     $  10.00
                                       --------               --------      --------      --------       --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss) .            (0.07)                 (0.03)++      (0.07)++       0.05++        (0.02)       0.00#
Net realized and unrealized
 gain on investments .........             0.64                   1.58          3.47          3.42         0.03##         0.72
                                       --------               --------      --------      --------       --------     --------
Total from investment
 operations ..................             0.57                   1.55          3.40          3.47           0.01         0.72
LESS DISTRIBUTIONS:
Dividends from net investment
 income ......................             --                     --            --           (0.02)          --           --
Distributions from net
 realized gains ..............            (1.28)                 (2.34)        (1.89)      (0.00)#           --           --
                                       --------               --------      --------      --------       --------     --------
Total distributions ..........            (1.28)                 (2.34)        (1.89)        (0.02)          --           --
                                       --------               --------      --------      --------       --------     --------
Net asset value, end of
 period ......................         $  14.19               $  14.90      $  15.69      $  14.18       $  10.73     $  10.72
                                       ========               ========      ========      ========       ========     ========
TOTAL RETURN+                             4.11%                 10.88%        25.44%        32.33%          0.00%        7.30%
                                       ========               ========      ========      ========       ========     ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's) ..................         $104,654               $111,187      $179,720      $154,763       $126,808     $ 23,323
Ratio of operating expenses
 to average net assets .......            1.70%**                1.70%         1.70%         1.76%          1.75%        1.44%**
Ratio of net investment
 income/(loss) to average
 net assets ..................          (0.88)%**              (0.22)%       (0.49)%        0.28%         (0.35)%      (0.63)%**
Portfolio turnover rate ......              77%                   156%          205%          233%           227%          13%
Ratio of operating expenses
 to average net assets
 without credits allowed
 by the custodian ............            1.70%**(a)             1.70%(a)      1.71%(a)       N/A            N/A          N/A
Ratio of operating expenses to
 average net assets without
 fee waivers, expenses
 absorbed and/or credits
 allowed the custodian .......            1.70%**(a)             1.70%(a)      1.71%(a)      1.76%          1.75%        2.52%**
Net investment income/(loss)
 per share without fee
 waivers, expenses absorbed
 and/or credits allowed
 by the custodian ............         $  (0.07)(a)           $(0.03)++(a)  $(0.07)++(a)  $   0.05++     $  (0.02)    $  (0.01)
Average commission rate
 paid(b) .....................         $ 0.0041               $ 0.0433           N/A           N/A            N/A          N/A

----------------

  *  The Fund commenced operations on April 5, 1993.
 **  Annualized.
  +  Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
     The total returns would have been lower if certain fees had not been waived and expenses absorbed by the investment advisor or without credits allowed by the custodian.
 ++  Per share numbers have been calculated using the average shares method.
  #  Amount represents less than $0.01 per share.
 ##  The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
(a)  The ratio and per share number includes custodian fees without credits by the custodian as required by amended disclosure requirements effective September 1, 1995.
(b)  Average commission rate paid per share of securities purchased and sold by the Fund as required by amended disclosure requirements effective for fiscal years beginning on or after September 1, 1995.


-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                 GROWTH FUND
             FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                   CLASS B SHARES                              CLASS S SHARES                    CLASS I SHARES
                    ------------------------------------------- ------------------------------------------- -----------------------
                    SIX MONTHS                                  SIX MONTHS                                  SIX MONTHS
                      ENDED        YEAR       YEAR      YEAR      ENDED       YEAR       YEAR      YEAR       ENDED       PERIOD
                     12/31/97     ENDED       ENDED     ENDED    12/31/97    ENDED       ENDED     ENDED     12/31/97      ENDED
                   (UNAUDITED)  06/30/97    06/30/96  06/30/95* (UNAUDITED) 06/30/97   06/30/96  06/30/95*  (UNAUDITED)  06/30/97*
                   -----------  --------    --------  ---------  ---------  --------   --------  --------   ----------   --------
Net asset value,
 beginning of
 period ..........   $14.53      $15.47      $14.10    $10.73    $14.54      $15.47      $14.11    $10.73    $14.94      $14.21
                     ------      ------      ------    ------    ------      ------      ------    ------    ------      ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment
 income/(loss) ...    (0.12)      (0.14)++    (0.19)++  (0.04)++  (0.13)      (0.14)++    (0.19)++  (0.04)++ (0.05)        0.00#++
Net realized and
 unrealized gain
 on investments ..     0.62        1.54        3.45      3.42      0.63        1.55        3.44      3.42      0.65        3.07
                     ------      ------      ------    ------    ------      ------      ------    ------    ------      ------
Total from invest-
 ment operations       0.50        1.40        3.26      3.38      0.50        1.41        3.25      3.38      0.60        3.07
LESS DISTRIBUTIONS:
Dividends from net
 investment
 income ..........      --          --          --      (0.01)      --          --          --      (0.00)#     --          --
Distributions from
 net realized
 gains ...........    (1.28)      (2.34)      (1.89)    (0.00)#   (1.28)      (2.34)      (1.89)    (0.00)#   (1.28)      (2.34)
                     ------      ------      ------    ------    ------      ------      ------    ------    ------      ------
Total
 distributions        (1.28)      (2.34)      (1.89)    (0.01)    (1.28)      (2.34)      (1.89)    (0.00)    (1.28)      (2.34)
                     ------      ------      ------    ------    ------      ------      ------    ------    ------      ------
Net asset value,
  end of period ..   $13.75      $14.53      $15.47    $14.10    $13.76      $14.54      $15.47    $14.11    $14.26      $14.94
                     ======      ======      ======    ======    ======      ======      ======    ======    ======      ======
TOTAL RETURN+         3.72%       9.99%      24.54%    31.46%     3.72%      10.06%      24.54%    31.44%     4.30%      22.73%
                     ======      ======      ======    ======    ======      ======      ======    ======    ======      ======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of
 period (in 000's)  $29,233     $30,397     $25,067    $6,928   $13,112     $14,038     $45,652   $18,730  $135,599    $126,986
Ratio of operating
 expenses to
 average net
 assets ..........    2.45%**     2.45%       2.45%     2.51%     2.45%**     2.45%       2.45%     2.51%     1.45%**     1.45%**
Ratio of net
 investment
 income/(loss) to
 average net
 assets ..........   (1.63)%**   (0.97)%     (1.24)%   (0.47)%   (1.63)%**   (0.97)%     (1.24)%   (0.47)%   (0.63)%**     0.03%**
Portfolio turnover
 rate ............      77%        156%        205%      233%       77%        156%        205%      233%       77%        156%
Ratio of operating
 expenses to
 average net
 assets without
 credits allowed
 by the custodian     2.45%**(a)  2.45%(a)    2.46%(a)  N/A       2.45%**(a)  2.45%**(a)  2.46%(a)  N/A       1.45%**(a)  1.45%**(a)
Net investment
 income/(loss) per
 share without fee
 waivers and/or
 credits allowed
 by the custodian    $(0.12)(a)  $(0.14)++(a)$(0.19)++(a) N/A    $(0.13)(a)  $(0.14)++(a)$(0.19)++(a) N/A    $(0.05)(a)  $0.00#++(a)
Average commis-
 sion rate
 paid (b).........  $0.0041     $0.0433       N/A       N/A     $0.0041     $0.0433       N/A       N/A     $0.0041     $0.0433

----------------
  *  On July 1, 1994 the Fund commenced selling Class B and Class S shares in addition to Class A shares. Those shares in existence prior to July 1, 1994 were designated Class A shares. On July 25, 1996 the Fund commenced selling Class I shares.
 **  Annualized.
  +  Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
     The total returns would have been lower without credits allowed by the custodian.
 ++  Per share numbers have been calculated using the average shares method.
  #  Amount represents less than $0.01 per share.
(a)  The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.
(b)  Average commission rate paid per share of securities purchased and sold by the Fund as required by amended disclosure requirements effective for fiscal years beginning on or after September 1, 1995.

-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                             EMERGING GROWTH FUND
             FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                      CLASS A SHARES
                        ----------------------------------------------------------------------------------------------------------
                           SIX MONTHS
                             ENDED                YEAR                YEAR               YEAR             YEAR          YEAR
                            12/31/97             ENDED               ENDED              ENDED             ENDED         ENDED
                          (UNAUDITED)           06/30/97            06/30/96           06/30/95         06/30/94      06/30/93
                           ---------            --------            --------           --------         --------      --------
Net asset value,
 beginning of period .      $18.28              $20.17              $15.47             $13.02            $13.76        $11.67
                            ------              ------              ------             ------            ------        ------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss ..       (0.12)++            (0.21)++            (0.19)++           (0.00)++#         (0.09)        (0.02)
Net realized and
 unrealized gain/
 (loss) on investments        1.76               (0.18)               5.65               2.77              0.68          2.31
                            ------              ------              ------             ------            ------        ------
Total from investment
 operations ..........        1.64               (0.39)               5.46               2.77              0.59          2.29
LESS DISTRIBUTIONS:
Distributions from net
 realized gains ......       (1.07)              (1.50)              (0.76)             (0.32)            (1.33)        (0.20)
                            ------              ------              ------             ------            ------        ------
Total distributions ..       (1.07)              (1.50)              (0.76)             (0.32)            (1.33)        (0.20)
                            ------              ------              ------             ------            ------        ------
Net asset value, end
 of period ...........      $18.85              $18.28              $20.17             $15.47            $13.02        $13.76
                            ======              ======              ======             ======            ======        ======
TOTAL RETURN+                9.24%             (1.50)%              35.93%             21.54%             3.40%        19.75%
                            ======              ======              ======             ======            ======        ======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of
 period (in 000's) ...    $164,441            $165,719            $283,747           $185,722          $124,941       $96,646
Ratio of operating
 expenses to average
 net assets ..........       1.72%**             1.64%               1.64%              1.68%             1.66%         1.59%
Ratio of net
 investment loss to
 average net assets ..     (1.24)%**           (1.17)%             (1.02)%            (0.31)%           (0.68)%       (0.32)%
Portfolio turnover
 rate ................         51%                 81%                131%               181%              224%           28%
Ratio of operating
 expenses to average
 net assets without
 credits allowed by
 the custodian .......       1.72%**(a)          1.64%(a)            1.65%(a)           N/A               N/A           N/A
Net investment loss
 per share without fee
 waivers and/or
 credits allowed by
 the custodian .......      $(0.12)++(a)        $(0.21)++(a)        $(0.19)++(a)        N/A               N/A           N/A
Average commission
 rate paid (b) .......     $0.0353             $0.0330               N/A                N/A               N/A           N/A
----------------

 **  Annualized.
  +  Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
     The total returns would have been lower without credits by the custodian.
 ++  Per share numbers have been calculated using the average shares method.
  #  Amount represents less than $0.01 per share.
(a)  The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.
(b)  Average commission rate paid per share of securities purchased and sold by the Fund as required by amended disclosure requirements effective for fiscal years beginning on or after September 1, 1995.


-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


                             EMERGING GROWTH FUND
             FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                   CLASS B SHARES                              CLASS S SHARES                    CLASS I SHARES
                    ------------------------------------------- ------------------------------------------- -----------------------
                    SIX MONTHS                                  SIX MONTHS                                  SIX MONTHS
                      ENDED        YEAR       YEAR      YEAR      ENDED       YEAR       YEAR      YEAR       ENDED       PERIOD
                     12/31/97     ENDED       ENDED     ENDED    12/31/97    ENDED       ENDED     ENDED     12/31/97      ENDED
                   (UNAUDITED)  06/30/97    06/30/96  06/30/95* (UNAUDITED) 06/30/97   06/30/96  06/30/95*  (UNAUDITED)  06/30/97*
                   -----------  --------    --------  ---------  ---------  --------   --------  --------   ----------   --------

Net asset value,
 beginning of
 period ..........   $17.85      $19.88      $15.37    $13.02    $17.85      $19.88      $15.37    $13.02    $18.33      $17.52
                     ------      ------      ------    ------    ------      ------      ------    ------    ------      ------

INCOME FROM INVESTMENT OPERATIONS:
Net investment
 loss ............    (0.19)++    (0.34)++    (0.32)++  (0.10)++  (0.19)++    (0.34)++    (0.32)++  (0.10)++  (0.10)++    (0.16)++
Net realized and
 unrealized gain/
 (loss) on
 investments .....     1.72       (0.19)       5.59      2.77      1.72       (0.19)       5.59      2.77      1.77        2.47##
                     ------      ------      ------    ------    ------      ------      ------    ------    ------      ------
Total from
 investment
 operations ......     1.53       (0.53)       5.27      2.67      1.53       (0.53)       5.27      2.67      1.67        2.31
LESS DISTRIBUTIONS:
Distributions from
 net realized
 gains  ..........    (1.07)      (1.50)      (0.76)    (0.32)    (1.07)      (1.50)      (0.76)    (0.32)    (1.07)      (1.50)
                     ------      ------      ------    ------    ------      ------      ------    ------    ------      ------
Total
 distributions ...    (1.07)      (1.50)      (0.76)    (0.32)    (1.07)      (1.50)      (0.76)    (0.32)    (1.07)      (1.50)
                     ------      ------      ------    ------    ------      ------      ------    ------    ------      ------
Net asset value,
end of period ....   $18.31      $17.85      $19.88    $15.37    $18.31      $17.85      $19.88    $15.37    $18.93      $18.33
                     ======      ======      ======    ======    ======      ======      ======    ======    ======      ======
TOTAL RETURN+         8.84%     (2.26)%      34.93%    20.69%     8.84%     (2.26)%      34.91%    20.76%     9.38%      13.69%
                     ======      ======      ======    ======    ======      ======      ======    ======    ======      ======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of
 period (in 000's)  $29,516     $29,123     $28,920   $10,208    $6,693      $8,341     $43,645   $11,840   $34,757     $52,199
Ratio of operating
 expenses to
 average net
 assets ..........    2.47%**     2.39%       2.39%     2.43%     2.47%**     2.39%       2.39%     2.43%     1.47%**     1.39%**
Ratio of net
 investment loss
 to average net
 assets ..........  (1.99)%**   (1.92)%     (1.77)%   (1.06)%   (1.99)%**   (1.92)%     (1.77)%   (1.06)%   (0.99)%**   (0.92)%**
Portfolio turnover
 rate ............      51%         81%        131%      181%       51%         81%        131%      181%       51%         81%
Ratio of operating
 expenses to
 average net
 assets without
 credits allowed
 by the custodian     2.47%**(a)  2.39%(a)    2.40%(a)  N/A       2.47%**(a)  2.39%(a)    2.40%(a)   N/A      1.47%**(a)  1.39%**(a)
Net investment
 loss per share
 without credits
 allowed by the
 custodian .......  $(0.19)++(a)$(0.34)++(a)$(0.32)++(a) N/A    $(0.19)++(a)$(0.34)++(a)$(0.32)++(a) N/A    $(0.10)++(a)$(0.16)++(a)
Average commis-
 sion rate paid (b) $0.0353     $0.0330        N/A      N/A     $0.0353     $0.0330       N/A        N/A    $0.0353     $0.0330

----------------

  *  On July 1, 1994 the Fund commenced selling Class B and Class S shares in addition to Class A shares. Those shares in existence prior to July 1, 1994 were designated Class A shares. On July 25, 1996 the Fund commenced selling Class I shares.
 **  Annualized.
  +  Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
     The total returns would have been lower without credits allowed by the custodian.
 ++  Per share numbers have been calculated using the average shares method.
 ##  The amount shown may not accord with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
(a)  The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.
(b)  Average commission rate paid per share of securities purchased and sold by the Fund as required by amended disclosure requirements effective for fiscal years beginning on or after September 1, 1995.


-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                          INTERNATIONAL GROWTH FUND
             FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                           CLASS A SHARES
                                      ----------------------------------------------------------------------------------------
                                     SIX MONTHS
                                        ENDED                  YEAR           YEAR         YEAR           YEAR          YEAR
                                       12/31/97               ENDED          ENDED        ENDED          ENDED         ENDED
                                     (UNAUDITED)             06/30/97       06/30/96     06/30/95       06/30/94      06/30/93
                                      ---------              --------       --------     --------       --------      --------
Net asset value, beginning
 of period ...................         $  11.85               $  10.49      $   9.78      $  10.74       $   9.80     $   8.82
                                       --------               --------      --------      --------       --------     --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss) .            (0.00)++                0.04++        0.05++       (0.11)++        0.06         0.07
Net realized and unrealized
 gain/(loss) on investments ..            (1.64)                  1.55          1.21         (0.31)          1.15         0.94
                                       --------               --------      --------      --------       --------     --------
Total from investment
 operations ..................            (1.64)                  1.59          1.26         (0.42)          1.21         1.01
LESS DISTRIBUTIONS:
Dividends from net investment
 income ......................            (0.53)                 (0.13)        (0.05)        (0.04)         (0.02)       (0.03)
Distributions in excess of
 net investment income .......             --                     --           (0.04)         --             --           --
Distributions from net
 realized gains ..............            (0.50)                 (0.10)        (0.46)        (0.44)         (0.25)        --
Distributions in excess of
 net realized gains ..........             --                     --            --           (0.06)          --           --
                                       --------               --------      --------      --------       --------     --------
Total distributions ..........            (1.03)                 (0.23)        (0.55)        (0.54)         (0.27)       (0.03)
                                       --------               --------      --------      --------       --------     --------
Net asset value, end
 of period ...................         $   9.18               $  11.85      $  10.49      $   9.78       $  10.74     $   9.80
                                       ========               ========      ========      ========       ========     ========
TOTAL RETURN+                          (13.77)%                15.50%        13.16%        (4.01)%        12.39%       11.51%
                                       ========               ========      ========      ========       ========     ========

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period
 (in 000's) ..................         $ 39,985               $ 57,776      $116,254      $ 91,763       $127,764     $ 56,962
Ratio of operating expenses
 to average net assets .......            1.69%**                1.65%         1.77%         1.69%          1.69%        1.80%
Ratio of net investment
 income to average net assets           (0.09)%**               0.35%         0.46%         0.62%          0.54%        1.07%
Portfolio turnover rate ......              41%                    67%          125%           81%            44%          63%
Ratio of operating expenses
 to average net assets
 without credits allowed by
 the custodian ...............            1.69%**(a)             1.65%(a)      1.77%(a)       N/A            N/A          N/A
Net investment income/(loss)
 per share without credits
 allowed by the custodian ....           $(0.00)++(a)         $   0.04++(a) $   0.05++(a)      N/A            N/A          N/A
Average commission
 rate paid(b) ................         $ 0.0185               $ 0.0057           N/A           N/A            N/A          N/A

----------------
 **  Annualized.
  +  Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
     The total returns would have been lower without credits allowed by the custodian.
 ++  Per share numbers have been calculated using the average shares method.
(a)  The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.
(b)  Average commission rate paid per share of securities purchased and sold by the Fund as required by amended disclosure requirements effective for fiscal years beginning on or after September 1, 1995.


-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                          INTERNATIONAL GROWTH FUND
             FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                   CLASS B SHARES                              CLASS S SHARES                    CLASS I SHARES
                    ------------------------------------------- ------------------------------------------- -----------------------
                    SIX MONTHS                                  SIX MONTHS                                  SIX MONTHS
                      ENDED        YEAR       YEAR      YEAR      ENDED       YEAR       YEAR      YEAR       ENDED       PERIOD
                     12/31/97     ENDED       ENDED     ENDED    12/31/97    ENDED       ENDED     ENDED     12/31/97      ENDED
                   (UNAUDITED)  06/30/97    06/30/96  06/30/95* (UNAUDITED) 06/30/97   06/30/96  06/30/95*  (UNAUDITED)  06/30/97*
                   -----------  --------    --------  ---------  ---------  --------   --------  --------   ----------   --------

Net asset value,
beginning of
period ...........   $11.70      $10.39      $ 9.73    $10.74    $11.77      $10.38      $ 9.73    $10.74    $11.82      $ 9.88
                     ------      ------      ------    ------    ------      ------      ------    ------    ------      ------

INCOME FROM INVESTMENT OPERATIONS:
Net investment
 income/(loss) ...    (0.05)++    (0.04)++    (0.03)++  (0.17)++  (0.05)++    (0.04)++    (0.03)++  (0.17)++   0.01++      0.06++
Net realized and
 unrealized gain/
 (loss) on
 investments .....    (1.60)       1.53        1.21     (0.31)    (1.61)       1.53        1.20     (0.31)    (1.63)       2.15
                     ------      ------      ------    ------    ------      ------      ------    ------    ------      ------
Total from invest-
 ment operations .    (1.65)       1.49        1.18     (0.48)    (1.66)       1.49        1.17     (0.48)    (1.62)       2.21
LESS DISTRIBUTIONS:
Dividends from net
 investment income    (0.45)      (0.08)      (0.02)    (0.03)    (0.42)        --        (0.02)    (0.03)    (0.56)      (0.17)
Distributions in
 excess of net
 investment income      --          --        (0.04)       --       --          --        (0.04)      --        --          --
Distributions from
 net realized
 gains ...........    (0.50)      (0.10)      (0.46)    (0.44)    (0.50)      (0.10)      (0.46)    (0.44)    (0.50)      (0.10)
Distributions in
 excess of net
 realized gains ..      --          --          --      (0.06)      --          --          --      (0.06)      --          --
                     ------      ------      ------    ------    ------      ------      ------    ------    ------      ------
Total
 distributions ...    (0.95)      (0.18)      (0.52)    (0.53)    (0.92)      (0.10)      (0.52)    (0.53)    (1.06)      (0.27)
                     ------      ------      ------    ------    ------      ------      ------    ------    ------      ------
Net asset value,
 end of period ...   $ 9.10      $11.70      $10.39    $ 9.73    $ 9.19      $11.77      $10.38    $ 9.73    $ 9.14      $11.82
                     ======      ======      ======    ======    ======      ======      ======    ======    ======      ======
TOTAL RETURN+      (14.11)%      14.66%      12.34%   (4.61)%  (14.10)%      14.61%      12.29%   (4.61)%  (13.62)%      22.76%
                     ======      ======      ======    ======    ======      ======      ======    ======    ======      ======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of
 period (in 000's)   $4,201      $4,876      $4,447    $2,268    $8,010     $11,991     $38,900   $11,120   $68,336     $95,512
Ratio of operating
 expenses to
 average net
 assets ..........    2.44%**     2.40%       2.52%     2.44%     2.44%**     2.40%       2.52%     2.44%     1.44%**     1.40%**
Ratio of net
 investment
 income/(loss) to
 average net
 assets ..........  (0.84)%**   (0.40)%     (0.29)%   (0.13)%   (0.84)%**   (0.40)%     (0.29)%   (0.13)%     0.16%**     0.60%**
Portfolio turnover
 rate ............      41%         67%        125%       81%       41%         67%        125%       81%       41%         67%
Ratio of operating
 expenses to
 average net
 assets without
 credits allowed
 by the custodian     2.44%**(a)  2.40%(a)    2.52%(a)   N/A      2.44%**(a)  2.40%(a)    2.52%(a)   N/A      1.44%**(a)  1.40%**(a)
Net investment
 income/(loss) per
 share without
 credits allowed
 by the custodian    $(0.05)++(a)$(0.04)++(a)$(0.03)++(a)N/A    $(0.05)++(a)$(0.04)++(a)$(0.03)++(a) N/A    $0.01++(a) $0.06++(a)
Average commission
 rate paid (b) ...  $0.0185     $0.0057       N/A        N/A    $0.0185     $0.0057       N/A        N/A    $0.0185     $0.0057

----------------
  *  On July 1, 1994 the Fund commenced selling Class B and Class S shares in addition to Class A shares. Those shares in existence prior to July 1, 1994 were designated Class A shares. On July 25, 1996 the Fund commenced selling Class I shares.
 **  Annualized.
  +  Total return represents aggregate total return for the periods indicated and does not reflect any applicable sales charges.
     The total returns would have been lower without credits allowed by the custodian.
 ++  Per share numbers have been calculated using the average shares method.
(a)  The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.
(b)  Average commission rate paid per share of securities purchased and sold by the Fund as required by amended disclosure requirements effective for fiscal years beginning on or after September 1, 1995.


-------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


                          TARGET MATURITY 2002 FUND
             FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD.

                                                                           CLASS A SHARES
                                          ----------------------------------------------------------------------------------
                                            SIX MONTHS
                                              ENDED                  YEAR                  YEAR                 PERIOD
                                             12/31/97                ENDED                 ENDED                ENDED
                                            (UNAUDITED)            06/30/97              06/30/96             06/30/95*
                                             ---------             --------              --------             ---------
Net asset value, beginning of period ..       $10.69                $10.72                $10.78                $10.00
                                              ------                ------                ------                ------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income .................         0.31++                0.62++                0.63                  0.12
Net realized and unrealized gain/(loss)
 on investments .......................         0.33                  0.11                 (0.30)                 0.66
                                              ------                ------                ------                ------
Total from investment operations ......         0.64                  0.73                  0.33                  0.78
LESS DISTRIBUTIONS:
Dividends from net investment income ..        (0.73)                (0.71)                (0.39)                 --
Distributions from net realized gains .        (0.11)                (0.05)                 --                    --
                                              ------                ------                ------                ------
Total distributions ...................        (0.84)                (0.76)                (0.39)                 --
                                              ------                ------                ------                ------
Net asset value, end of period ........       $10.49                $10.69                $10.72                $10.78
                                              ======                ======                ======                ======
TOTAL RETURN+                                  6.04%                 6.95%                 2.91%                 7.80%
                                              ======                ======                ======                ======

RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..       $2,655                $2,816                $3,125                $2,626
Ratio of operating expenses to average
 net assets ...........................        0.62%**               0.64%                 0.62%                 0.74%**
Ratio of net investment income to
 average net assets ...................        5.55%**               5.80%                 5.66%                 5.22%**
Portfolio turnover rate ...............           0%                    0%                    5%                    0%
Ratio of operating expenses to average
 net assets without credits allowed by
 the custodian ........................        0.62%**(a)            0.72%(a)              0.70%(a)              N/A
Ratio of operating expenses to average
 net assets without fee waivers,
 expenses absorbed and/or credits
 allowed by the custodian .............        2.73%**(a)            2.89%(a)              2.55%(a)              4.71%**
Net investment income per share without
 fee waivers, expenses absorbed and/or
 credits allowed by the custodian .....       $ 0.19++(a)           $ 0.39++(a)           $ 0.41(a)             $ 0.03

---------------
  *  The Fund commenced operations on March 20, 1995.
 **  Annualized.
  +  Total return represents aggregate total return for the period indicated and does not reflect any applicable sales charges. The total return would have been lower if certain fees had not been waived and expenses absorbed by the investment advisor and administrator or without credits allowed by the custodian.
 ++  Per share numbers have been calculated using the average shares method.
(a)  The ratio and per share number includes custodian fees without credits allowed by the custodian as required by amended disclosure requirements effective September 1, 1995.


-------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------

                      SHORT TERM HIGH QUALITY BOND FUND
                        DECEMBER 31, 1997 (UNAUDITED)

 PRINCIPAL                                                               VALUE
    AMOUNT                                                              (NOTE 2)
----------                                                               -------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 36.6%

  FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 2.8%
   (Cost $405,943)

$  374,633  #A01226, Seasoned,
              9.500% due 08/01/2016 ...............................  $   405,566
                                                                     -----------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 9.4%
   215,349  #038720, Seasoned,
              11.000% due 02/15/2010** ............................      242,925
    53,146  #130183, Seasoned,
              11.000% due 05/15/2015** ............................       60,637
   173,098  #131917, Seasoned,
              11.000% due 10/15/2015** ............................      197,497
    22,542  #132833, Seasoned,
              11.000% due 12/15/2015** ............................       25,767
    72,375  #139704, Seasoned,
              11.000% due 11/15/2015** ............................       82,577
   190,645  #140835, Seasoned,
              11.000% due 11/15/2015** ............................      216,556
   102,234  #189482, Seasoned,
              11.000% due 04/15/2020** ............................      117,047
   287,133  #291375, Seasoned,
              11.000% due 08/15/2020** ............................      329,629
   104,492  #377550, Seasoned,
              8.000% due 03/15/2012 ...............................      108,312
                                                                     -----------
            Total GNMAs (Cost $1,338,965) .........................    1,380,947
                                                                     -----------

  ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES (ARM) - 14.1%

   470,618  Federal Home Loan Mortgage Corporation
              (FHLMC), #845988,
              7.897% due 11/01/2021+ ..............................      492,751
            Federal National Mortgage Association (FNMA):
   459,654  #82247, 6.125% due 04/01/2019+ ........................      459,512
   209,713  #124571, 7.641% due 11/01/2022+ .......................      215,970
   247,499  #152205, 7.460% due 01/01/2019+ .......................      255,543
   652,474  #313257, 6.174% due 11/01/2035 ........................      652,271
                                                                     -----------
            Total ARMs (Cost $2,053,041) ..........................    2,076,047
                                                                     -----------

  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 10.3%

   360,059  #250235, 7 Year Balloon,
              8.500% due 02/01/2002 ...............................      369,463
   370,798  #313030, Seasoned,
              10.000% due 05/01/2022** ............................      407,763
   696,646  #313641,Seasoned
              8.500% due 11/01/2017 ...............................      734,376
                                                                     -----------
            Total FNMAs (Cost $1,502,531) .........................    1,511,602
                                                                     -----------
            Total U.S. Government Agency
               Mortgage-Backed Securities
              (Cost $5,300,480) ...................................    5,374,162
                                                                     -----------

  ASSET-BACKED SECURITIES - 15.7%

   300,000  Conti-Mortgage Home Equity Loan Trust,
              1996-4-A6,
              6.710% due 06/15/2014 ...............................      301,967
   300,000  Green Tree Financial Corporation:
            1995-6-B1,
              7.700% due 09/15/2026 ...............................      306,468
   300,000  Green Tree Home Equity Loan Trust, 1997-B-A5,
              7.150% due 04/15/2027 ...............................      303,843
   300,000  H & T Master Trust,
              8.430% due 08/15/2002++ .............................      301,266
            Merrill Lynch Mortgage Investors, Inc.:
    54,951    1991-B-A, 9.200% due 04/15/2011 .....................       55,208
   337,752    1992-B-A4, 7.850% due 04/15/2012 ....................      339,546
   699,032    World Omni Automobile Lease
                Securitization, 1996-B,
                6.850% due 11/15/2002++ ...........................      702,746
                                                                     -----------
            Total Asset-Backed Securities
              (Cost $2,299,852) ...................................    2,311,044
                                                                     -----------

COLLATERALIZED MORTGAGE OBLIGATIONS - 17.5%

    75,000  Chemical Mortgage Securities Inc.,
              1993-1-A4,
              7.450% due 02/25/2023 ...............................       75,045
   100,427  Countrywide Funding Corporation,
              1994-1-A3,
              6.250% due 03/25/2024 ...............................       98,858
   170,000    1994-C-A5,
                6.375% due 03/25/2024 .............................      168,458
   526,902  Federal Home Loan Mortgage Corporation (FHLMC),
              P/O, REMIC, #1719-C,
              Zero coupon due 04/15/1999 ..........................      503,521
   364,990  General Electric Capital Mortgage Association,
              1994-27-A1,
              6.500% due 07/25/2024 ...............................      363,889
   617,840  Norwest Asset Securities Corporation,
              1996-5-A13,
              7.500% due 11/25/2026 ...............................      627,301
            Prudential Home Mortgage Securities:
    77,426    1992-47, 7.500% due 01/25/2023 ......................       77,183
   571,038    1993-43-A1,
                5.400% due 10/25/2023 .............................      564,255
    91,274  Ryland Acceptance Corporation,
              8.950% due 08/20/2019 ...............................       92,415
                                                                     -----------
            Total Collateralized Mortgage Obligations
             (Cost $2,545,769).....................................    2,570,925
                                                                     -----------
CORPORATE NOTES - 19.0%

   400,000  Colonial Realty, Sr. Note,
              7.500% due 07/15/2001 ...............................      414,000
   400,000  ERP Operating LP,
              8.500% due 05/15/1999++ .............................      411,212
   500,000  Federated Department Stores,
              6.790% due 07/15/2027 ...............................      513,385
   500,000  Sun Communities Inc., Sr. Note,
              7.625% due 05/01/2003 ...............................      522,875
            Taubman Realty Corporation, MTN:
   300,000    7.400% due 06/10/2002 ...............................      312,878
   500,000    7.500% due 06/15/2002 ...............................      515,380
   100,000  Time Warner Inc.,
              7.950% due 02/01/2000 ...............................      103,074
                                                                     -----------
            Total Corporate Notes (Cost $2,698,240) ...............    2,792,804
                                                                     -----------

COMMERCIAL PAPER - 10.7%

   780,000  Ford Motor Company,
              6.250% due 01/02/98 .................................      780,000
   792,000  General Electric Capital Corporation:
              6.650% due 01/02/98 .................................      792,000
                                                                     -----------
            Total Commercial Paper (Cost $1,572,000) ..............    1,572,000
                                                                     -----------
TOTAL INVESTMENTS (COST $14,416,341*) ..................       99.5%  14,620,935
OTHER ASSETS AND LIABILITIES (NET) .....................        0.5       67,366
                                                              -----  -----------
NET ASSETS .............................................      100.0% $14,688,301
                                                              =====  ===========
------

    *  Aggregate cost for federal tax purposes.
   ** A portion or all of this security is pledged as collateral for option contracts.
    + Floating rate security. The interest rate shown reflects the rate currently in effect.
   ++ Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

 NUMBER OF                                                          UNREALIZED
 CONTRACTS                                                       (DEPRECIATION)
----------                                                       -------------
FUTURES CONTRACTS - SHORT POSITION
         7  U.S. Treasury Note, Five Year,
              March 1998 ................................             $  (2,669)
                                                                      =========

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS

BALLOON -  Five- and seven-year mortgages with larger dollar amounts of payments falling due in the later years of the obligation

LP--       Limited Partnership

MTN     -- Medium Term Note
P/O     -- Principal Only

REMIC   -- Real Estate Mortgage Investment Conduit
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------

                      SHORT TERM GLOBAL GOVERNMENT FUND
                        DECEMBER 31, 1997 (UNAUDITED)

                  PRINCIPAL                                                               VALUE
                     AMOUNT                                                              (NOTE 2)
                  ---------                                                              --------
FOREIGN BONDS AND NOTES - 61.2%

    GREAT BRITAIN POUND STERLING NOTE - 21.3%

                             United Kingdom Treasury Notes,
GBP               1,685,000    6.000% due 08/10/1999 ..........................      $  2,737,955
                  1,525,000    13.000% due 07/14/2000 .........................         2,858,159
                  1,710,000    7.000% due 06/07/2002 ..........................         2,868,973
                                                                                     ------------
                             Total Great British Pound Sterling Bonds
                               (Cost $8,403,719) ..............................         8,465,087
                                                                                     ------------
    NEW ZEALAND DOLLAR BONDS - 9.8%
NZD               3,200,000  Government of New Zealand,
                                 10.000% due 03/15/2002 .......................         2,034,431
                  3,310,000  Federal National Mortgage Association (FNMA),
                               Global Note,
                                 7.250% due 06/20/2002 ........................         1,880,629
                                                                                     ------------
                             Total New Zealand Dollar Bonds (Cost $4,717,896) .         3,915,060
                                                                                     ------------
    ITALIAN LIRA BONDS - 8.9%
      (Cost $3,726,527)
                             Italian Treasury Bonds:
ITL           6,115,000,000  8.500% due 01/01/1999 ............................         3,560,458
                                                                                     ------------
    SWEDISH KRONA BOND - 8.1%
SEK              11,600,000  Kingdom of Sweden,
                               11.000% due 01/21/1999 .........................         1,546,705
                 12,000,000  Statens Bostadfinansier S.B. A.B., Series 114,
                               10.250% due 05/05/2000 .........................         1,668,263
                                                                                     ------------
                             Total Swedish Krona Bonds (Cost $3,301,169) ......         3,214,968
                                                                                     ------------
    IRISH POUND BOND - 4.8%
      (Cost $2,048,050)
IEP               1,310,000  Republic of Ireland,
                               6.250% due 04/01/1999 ..........................         1,888,761
                                                                                     ------------
    CANADIAN DOLLAR BONDS - 3.0%
                             Government of Canada:
CAD               1,170,000    6.500% due 09/01/1998 ..........................           826,585
                    485,000    6.500% due 08/01/1999 ..........................           345,869
                                                                                     ------------
                             Total Canadian Dollar Bonds (Cost $1,210,233) ....         1,172,454
                                                                                     ------------
    SPANISH PESETA BOND - 2.7%
      (Cost $1,306,096)
ESP             155,000,000  Government of Spain, 11.450% due 08/30/1998 ......         1,060,430
                                                                                     ------------
    ARGENTINIAN PESO BOND - 2.6%
ARP                 572,000  Republic of Argentina,
                               8.939% due 09/01/2000+ .........................           544,006
                    500,000  Argentine Treasury Bill, Letras Del Tesoro, Zero
                               Coupon due 03/20/1998 ..........................           490,250
                                                                                     ------------
                             Total Argentinian Peso Bonds (Cost $1,069,488) ...         1,034,256
                                                                                     ------------
                             Total Foreign Bonds and Notes (Cost $25,783,178) .        24,311,474
                                                                                     ------------
U.S. TREASURY NOTES - 10.4%
               $  1,300,000  5.125% due 03/31/1998 ............................         1,299,376
                    750,000  6.875% due 07/31/1999 ............................           763,658
                  2,000,000  6.250% due 04/30/2001 ............................         2,032,100
                                                                                     ------------
                             Total U.S. Treasury Notes
                               (Cost $4,083,382) ..............................         4,095,134
                                                                                     ------------
ASSET-BACKED SECURITIES - 9.1%
                  2,198,036  Green Tree Security Mortgage Trust, 1994-A,
                               6.900% due 02/15/2004 ..........................         2,188,420
                     10,659  Household Finance Corporation, 1992-2-A3,
                               5.250% due 10/20/2007 ..........................            10,615
                    112,584  Merrill Lynch Mortgage Investors, Inc., 1992-B-A4,
                               7.850% due 04/15/2012 ..........................           113,182
                     85,190  Old Stone Credit Corporation, 1992-A4,
                               6.550% due 11/25/2007 ..........................            85,459
                  1,200,000  The Money Store Home Equity Trust, 1997-C-AF,
                               6.307% due 08/15/2012 ..........................         1,199,250
                                                                                     ------------
                             Total Asset-Backed Securities (Cost $3,604,583) ..         3,596,926
                                                                                     ------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
 SECURITIES - 5.0%
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
      (GNMA) - 3.0% (Cost $1,157,105)
    1,062,137                Pass-through certificates,
                               10.000% due 01/15/2019-
                               02/15/2019 .....................................         1,181,861
    FEDERAL NATIONAL MORTGAGE ASSOCIATION
      (FNMA) - 1.0% (Cost $438,151)
      430,044                #141461, 7.784%
                               due 11/01/2021+ ................................           444,829
    GOVERNMENT NATIONAL MORTGAGE ASSOCIATION II
      (GNMA II) - 1.0% (Cost $363,827)
      346,060                Pass-through certificates,
                               9.000% due 04/20/2025 ..........................           369,416
                                                                                     ------------
                             Total U.S. Government Agency Mortgage-Backed
                               Securities (Cost $1,959,083) ...................         1,996,106
                                                                                     ------------
INDEXED NOTES - 1.8% (Cost $740,000)
      740,000                (Value is directly linked to the Hungarian
                               Forint),
                               19.189% due 02/06/1998 .........................           728,604
                                                                                     ------------
TIME DEPOSITS - 1.8%
TRL          46,212,500,000  J.P. Morgan & Company,
                               81.000% due 01/12/1998 .........................           222,979
TRL          27,577,500,000  J.P. Morgan & Company,
                               84.000% due 02/06/1998 .........................           133,064
ZAR               1,753,693  Banker Trust & Company,
                               15.660% due 01/12/1998 .........................           360,360
                                                                                     ------------
                             Total Time Deposits
                               (Cost $761,405) ................................           716,403
                                                                                     ------------
COMMERCIAL PAPER - 5.9%
     358,000                 Ford Motor Credit Corporation,
                               6.250% due 01/02/1998 ..........................           358,000
   2,000,000                 General Electric Capital Corporation,
                               6.650% due 01/02/1998 ..........................         2,000,000
                                                                                     ------------
                             Total Commercial Paper
                               (Cost $2,358,000) ..............................         2,358,000
                                                                                     ------------
CORPORATE NOTE - 3.1%
     200,000                 Nabisco Inc., Industrial
                               Note, 144A,
                               6.300% due 08/26/1999 ..........................           200,010
   1,000,000                 Sun Communities Inc., Sr. Note,
                               7.625% due 05/01/2003 ..........................         1,045,750
                                                                                     ------------
                             Total Corporate Notes
                               (Cost $1,197,490) ..............................         1,245,760
                                                                                     ------------

                                                       EXPIRATION        STRIKE
                                                          DATE            PRICE
                                                      ----------         ------
PUT OPTIONS PURCHASED ON FOREIGN
  CURRENCY - 0.0%# (Cost $39,035)

GBP          1,850,000  Great British Pound
                          Sterling Put .............  01/20/1998          $1.609            7,945
                                                                                     ------------

TOTAL INVESTMENTS (COST $40,526,156*) ...................................  98.3%       39,056,352
                                                                                     ------------
CALL OPTIONS WRITTEN ON FOREIGN
  CURRENCY - (0.1)%
  (Premiums received $39,035)
GBP          1,850,000  Great British Pound
                          Sterling Put .............  01/20/1998          $1.648          (23,822)
                                                                                     ------------
OTHER ASSETS AND LIABILITIES (NET) ......................................   1.8%          701,687
                                                                          -----      ------------
NET ASSETS .............................................................. 100.0%     $ 39,734,217
                                                                          =====      ============
--------------

 *  Aggregate cost for federal tax purposes.
 + Floating rate security. The interest rate shown reflects the rate currently in effect.
 #  Amount represents less than 0.1% of net assets.

-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (CONTINUED)
-------------------------------------------------------------------------------

                      SHORT TERM GLOBAL GOVERNMENT FUND
                        DECEMBER 31, 1997 (UNAUDITED)

SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
  U.S. FORWARD FOREIGN CURRENCY CONTRACTS TO BUY

                            CONTRACTS TO RECEIVE               NET UNREALIZED
              ------------------------------------------------  APPRECIATION/
 EXPIRATION                              VALUE IN  IN EXCHANGE (DEPRECIATION)
    DATE           LOCAL CURRENCY         U.S. $    FOR U.S. $  OF CONTRACTS
 ----------   -------------------------  ---------- ---------- ---------------
01/05/1998    ITL         5,600,000,000   3,165,581  3,185,800   $   (20,219)
01/05/1998    DEM             6,000,000   3,335,477  3,352,648       (17,171)
01/05/1998    GBP             2,350,000   3,859,615  3,896,418       (36,803)
01/23/1998    TRL        28,850,200,000     132,726    134,000        (1,274)
01/23/1998    DEM               118,885      66,177     68,736        (2,559)
02/17/1998    PLZ             1,014,910     280,593    277,252         3,341
03/23/1998    CAD             1,880,000   1,318,841  1,367,521       (48,680)
06/04/1998    MXN             2,488,083     308,294    285,921        22,373
                                                                 -----------
                                                                 $  (100,992)
                                                                 -----------
    U.S. FORWARD FOREIGN CURRENCY CONTRACTS TO SELL

                            CONTRACTS TO DELIVER               NET UNREALIZED
              ------------------------------------------------  APPRECIATION/
 EXPIRATION                              VALUE IN  IN EXCHANGE (DEPRECIATION)
    DATE           LOCAL CURRENCY         U.S. $    FOR U.S. $  OF CONTRACTS
 ----------   -------------------------  ---------- ---------- ---------------
01/05/1998    GBP             2,350,000   3,859,615  3,936,015   $    76,400
01/05/1998    ITL         5,600,000,000   3,165,581  3,263,308        97,727
01/05/1998    DEM             6,000,000   3,335,477  3,412,969        77,492
01/07/1998    NZD             7,000,000   4,067,679  4,361,000       293,321
01/22/1998    SEK            13,700,000   1,726,585  1,804,293        77,708
01/23/1998    DEM               118,885      66,177     67,000           823
01/30/1998    DEM             6,000,000   3,341,287  3,357,582        16,295
01/30/1998    GBP             2,350,000   3,861,683  3,891,600        29,917
01/30/1998    ITL         5,600,000,000   3,164,736  3,184,713        19,977
02/09/1998    IEP               984,249   1,401,301  1,414,858        13,557
02/25/1998    SEK             9,354,600   1,180,026  1,167,865       (12,161)
03/23/1998    CAD             3,680,000   2,581,561  2,692,519       110,958
03/24/1998    CHF             2,849,200   1,968,187  1,982,466        14,279
                                                                 -----------
                                                                 $   816,293
                                                                 -----------
              Net Unrealized Appreciation of Forward Foreign
                Currency Contracts ............................  $   715,301
                                                                 ===========

-------------------------------------------------------------------------------
                                GLOSSARY OF TERMS

ARP        -- Argentinian Peso
CAD        -- Canadian Dollar
CHF        -- Swiss Franc
DEM        -- German Deutsche Mark
ESP        -- Spanish Peseta
GBP        -- Great Britain Pound Sterling
IEP        -- Irish Pound
ITL        -- Italian Lira
MXN        -- Mexican Peso
NZD        -- New Zealand Dollar
PLZ        -- Polish Zloty
SEK        -- Swedish Krona
TRL        -- Turkish Lira
ZAR        -- South African Rand
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------

                             U.S. GOVERNMENT FUND
                        DECEMBER 31, 1997 (UNAUDITED)

  PRINCIPAL                                                            VALUE
     AMOUNT                                                           (NOTE 2)
  ---------                                                           -------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 86.9%

  FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 51.4%
$ 2,527,000  5.500% due 11/15/2020 .............................  $  2,436,963
 22,629,478  6.500% due 02/01/2011-10/01/2025 ..................    22,738,419
  1,946,607  7.000% due 07/01/2024-2/01/2026 ...................     1,973,373
 34,417,175  7.500% due 05/01/2010-10/01/2012 ..................    35,371,741
  3,464,609  8.500% due 04/01/2019 .............................     3,630,737
  1,049,848  8.750% due 01/01/2013 .............................     1,104,776
  1,779,273  9.000% due 12/01/2008-08/01/2022 ..................     1,904,240
    703,996  9.500% due 06/01/2016-05/01/2017 ..................       756,556
 95,300,000  TBA, GOLD,
               7.500% due 04/01/2012 ...........................    97,801,625
  1,500,000  TBA, GOLD,
               6.500% due 10/14/2027 ...........................     1,481,250
                                                                  ------------
             Total FHLMCs (Cost $167,762,544) ..................   169,199,680
                                                                  ------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) - 28.7%
  7,250,000  7.000% due 12/07/2027 .............................     7,313,438
 72,292,902  7.500% due 12/15/2022-12/15/2023 ..................    74,255,680
  7,535,876  9.000% due 10/15/2008-06/15/2022 ..................     8,165,786
  4,334,065  9.500% due 04/15/2016-12/20/2020 ..................     4,959,108
                                                                  ------------
             Total GNMAs (Cost $92,404,797) ....................    94,694,012
                                                                  ------------
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) - 6.5%
     36,751  5.500% due 02/01/2009 .............................        35,911
 14,566,591  7.000% due 06/01/2010-06/01/2012 ..................    14,793,268
  4,932,124  8.000% due 05/01/2022-01/01/2025 ..................     5,150,025
    765,167  8.500% due 02/01/2023-09/01/2025 ..................       803,136
    487,926  9.000% due 06/01/2016-06/01/2021 ..................       525,173
                                                                  ------------
             Total FNMAs (Cost $20,805,561) ....................    21,307,513
                                                                  ------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION II
    (GNMA II) - 0.3% (Cost $1,190,237)
  1,166,993  9.500% due 02/20/2017-03/20/2021 ..................       996,362
                                                                  ------------
             Total U.S. Government Agency Mortgage-Backed
               Securities (Cost $282,163,139) ..................   286,197,567
                                                                  ------------
COLLATERALIZED MORTGAGE OBLIGATIONS - 7.3%
             Federal National Mortgage Association (FNMA),
               REMIC, Pass-through certificates:
  4,000,000  Trust 89-18, Class-C,
               9.500% due 04/25/2004 ...........................     4,391,240
     24,724  Trust 90-133, Class K,
               (I/O), 1009.500% due 11/25/2020 .................       657,194
  1,467,971  Trust 92-83, Class X,
               7.000% due 02/25/2022 ...........................     1,439,067
  5,690,515  Trust 93-162,
               Class E, 6.000% due 08/25/2023 ..................     5,445,083
 14,862,173  Federal National Mortgage Association (FNMA),
               Trust 96-274, Class 1, (P/O), Zero coupon
               due 10/01/2025 ..................................    12,219,382
                                                                  ------------
             Total Collateralized Mortgage Obligations (Cost
               $22,399,444) ....................................    24,151,966
                                                                  ------------

U.S. TREASURY OBLIGATIONS - 32.1%
   U.S. TREASURY NOTES - 28.3%
 21,200,000  6.375% due 05/15/2000 .............................    21,518,000
 21,400,000  6.375% due 09/30/2001 .............................    21,841,268
    400,000  6.250% due 06/30/2002 .............................       407,936
 30,000,000  7.000% due 07/15/2006 .............................    32,381,100
  4,750,000  6.500% due 10/15/2006 .............................     4,973,393
    350,000  6.250% due 02/15/2007 .............................       361,155
 11,280,000  6.125% due 08/15/2007 .............................    11,592,005
                                                                  ------------
             Total U.S. Treasury Notes
               (Cost $91,049,880) ..............................    93,074,857
                                                                  ------------
  U.S. TREASURY BONDS - 3.8%
 10,150,000  6.250% due 08/15/2023** ...........................    10,454,500
  1,888,000  6.625% due 02/15/2027** ...........................     2,049,651
                                                                  ------------
             Total U.S. Treasury Bonds
               (Cost $11,986,124) ..............................    12,504,151
                                                                  ------------
             Total U.S. Treasury Obligations
               (Cost $103,036,004) .............................   105,579,008
                                                                  ------------
DISCOUNT NOTES - 5.4%
  6,000,000  Federal Home Loan Bank Discount Note,
               due 1/2/98 ......................................     5,999,042
 11,740,000  Federal Home Loan Mortagage Corporation
               Discount Note, due 1/2/98  ......................    11,738,042
                                                                  ------------
             Total Discount Notes (Cost $17,737,085)                17,737,084
                                                                  ------------
TOTAL INVESTMENTS (Cost $425,335,672*).................. 131.7%    433,665,625
OTHER ASSETS AND LIABILITIES (NET) ..................... (31.7)   (104,327,934)
                                                         -----    ------------
NET ASSETS ............................................. 100.0%   $329,337,691
                                                         =====    ============
--------------
 *Aggregate cost for federal tax purposes.
**A portion or all of these securities are pledged as collateral for futures contracts and dollar roll transactions.

     NUMBER OF                                                     UNREALIZED
     CONTRACTS                                                    APPRECIATION
     ---------                                                   --------------
FUTURES CONTRACTS - LONG POSITION
        194  U.S. Treasury Note, Five Year,
               March 1998 ......................................  $     56,721
        199  U.S. Treasury Bond, Thirty Year,
               March 1998 ......................................        45,205
                                                                  ------------
             Net Unrealized Appreciation of Futures
               Contracts - Long Position .......................  $    101,926
                                                                  ============

                                                                  UNREALIZED
                                                                (DEPRECIATION)
                                                                --------------
FUTURES CONTRACTS - SHORT POSITION
        243  U.S. Treasury Note, Ten Year,
               March 1998 ......................................  $   (177,406)
                                                                  ============
-------------------------------------------------------------------------------
                                GLOSSARY OF TERMS

GOLD       -- Payments are on an accelerated 45-day payment cycle instead of
              75-day cycle
I/O        -- Interest Only
P/O        -- Principal Only
REMIC      -- Real Estate Mortgage Investment Conduit
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------

                            CORPORATE INCOME FUND
                        DECEMBER 31, 1997 (UNAUDITED)

  PRINCIPAL                                                            VALUE
     AMOUNT                                                           (NOTE 2)
  ---------                                                           --------
CORPORATE BONDS AND NOTES - 90.0%
  MANUFACTURING - 14.7%
$ 4,000,000  Boeing Company, Deb.,
               8.750% due 08/15/2021** ........................   $  5,050,000
  3,750,000  Ford Motor Company, Deb.,
               8.875% due 01/15/2022 ..........................      4,626,563
  8,000,000  General Motors Corporation, Deb.,
               9.400% due 07/15/2021 ..........................     10,200,000
  7,800,000  Textron Inc., Deb.,
               8.750% due 07/01/2022 ..........................      8,648,250
  1,000,000  V.F. Corporation, Note,
               9.500% due 05/01/2001 ..........................      1,098,750
                                                                 -------------
                                                                    29,623,563
                                                                 -------------
  ENERGY - 10.6%
  2,850,000  BP America Inc., Guaranteed Deb.,
               (British Petroleum Company),
               10.000% due 07/01/2018 .........................      3,024,562
  8,700,000  Occidental Petroleum Corporation,
               Sr. Deb.,
               11.125% due 08/01/2010 .........................     11,777,625
  5,950,000  Phillips Petroleum Company, Deb.,
               9.180% due 09/15/2021** ........................      6,611,938
                                                                 -------------
                                                                    21,414,125
                                                                 -------------
  INDUSTRIAL - 10.3%
  5,000,000  du Pont (E.I.) de Nemours & Company, Deb.,
               8.250% due 01/15/2022** ........................      5,406,250
  6,500,000  Ogden Corporation, Deb.,
               9.250% due 03/01/2022 ..........................      7,856,875
  6,860,000  Praxair, Inc., Deb.,
               8.700% due 07/15/2022 ..........................      7,580,300
                                                                 -------------
                                                                    20,843,425
                                                                 -------------
  TRANSPORTATION - 10.3%
  3,030,000  Conrail Inc., Deb.,
               9.750% due 06/15/2020 ..........................      3,995,813
             United Air Lines Inc.:
  5,000,000    Equipment Trust certificates,
               10.850% due 07/05/2014 .........................      6,606,250
               Pass-through certificates:
  3,000,000    9.080% due 10/26/2015 ..........................      3,480,000
  5,500,000    9.560% due 10/19/2018 ..........................      6,723,750
                                                                 -------------
                                                                    20,805,813
                                                                 -------------
  YANKEE (U.S. DOLLAR DENOMINATED) - 8.7%
  8,500,000  Petro-Canada, Deb.,
               9.250% due 10/15/2021 ..........................     10,933,124
  5,750,000  Trans-Canada Pipeline Corporation, Deb.,
               8.500% due 03/20/2023 ..........................      6,619,688
                                                                 -------------
                                                                    17,552,812
                                                                 -------------
  FINANCIAL - 8.7%
  2,000,000  American General Corporation,
               9.625% due 02/01/2018 ..........................      2,097,500
  9,000,000  Barclays North American Capital Corporation,
               Capital Note, 9.750% due 05/15/2021** ..........     10,316,250
  2,000,000  Ford Holdings, Inc., Deb.,
               9.375% due 03/01/2020** ........................      2,545,000
  1,000,000  GATX Leasing Corporation, MTN,
               10.000% due 03/21/2001 .........................      1,106,250
  1,300,000  Hartford Life Insurance Company,
               7.650% due 06/15/2027 ..........................      1,417,000
                                                                 -------------
                                                                    17,482,000
                                                                 -------------
  ELECTRIC - 8.6%
  5,000,000  Louisiana Power & Light Company, First Mortgage,
               8.500% due 07/01/2022 ..........................      5,225,000
  5,000,000  Mississippi Power & Light Company, First and
               Refundable Mortgage,
               8.650% due 01/15/2023 ..........................      5,256,250
  2,000,000  Philadelphia Electric Company, First and
               Refundable Mortgage, 8.250% due 09/01/2022 .....      2,082,500
             Texas Utilities Electric Company, First Mortgage:
  1,200,000    8.875% due 02/01/2022 ..........................      1,336,500
  3,000,000    8.750% due 11/01/2023 ..........................      3,326,250
                                                                 -------------
                                                                    17,226,500
                                                                 -------------
  REGIONAL BANKS - 7.4%
    400,000  Banc One Corporation, Sub. Note,
               10.000% due 08/15/2010 .........................        514,500
  1,000,000  Barnett Banks, Florida, Inc., Sub. Note,
               10.875% due 03/15/2003 .........................      1,197,500
  1,100,000  First Interstate Bancorp, Sub. Note,
               9.125% due 02/01/2004 ..........................      1,251,250
  1,000,000  Mellon Financial Company, Sub. Deb.,
               9.750% due 06/15/2001 ..........................      1,108,750
  8,125,000  NCNB Corporation, Sub. Note,
               10.200% due 07/15/2015** .......................     10,928,125
                                                                 -------------
                                                                    15,000,125
                                                                 -------------
  MEDIA - 4.7%
  7,760,000  Time Warner Inc., Deb.,
               9.150% due 02/01/2023 ..........................      9,544,800
                                                                 -------------
  FOREST PRODUCTS - 3.7%
  6,000,000  James River Corporation, Deb.,
               9.250% due 11/15/2021 ..........................      7,477,500
                                                                 -------------
  GAS - 1.4%
  2,500,000  Panhandle Eastern Pipe Line Company, Deb.,
               8.625% due 04/15/2025 ..........................      2,818,750
                                                                 -------------
  RETAIL - 0.9%
  1,500,000  May Department Stores Company, Deb.,
               9.875% due 06/15/2021** ........................      1,725,000
                                                                 -------------
             Total Corporate Bonds and Notes
               (Cost $163,462,411) ............................    181,514,413
                                                                 -------------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 15.7%
  FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) - 8.5%
 14,000,000  Commitment to Purchase,
               8.000% due 01/01/2027 ..........................     14,455,000
             GOLD:
  1,745,002    #C00362,
               9.000% due 06/01/2024 ..........................      1,856,790
    876,458    #C80253,
               9.000% due 01/01/2025 ..........................        932,606
                                                                 -------------
             Total FHLMCs (Cost $16,441,593) ..................     17,244,396
                                                                 -------------
  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
    (GNMA) - 7.2% (Cost $14,319,375)
$14,000,000  Commitment to Purchase, GOLD,
               8.000% due 01/01/2027 ..........................     14,503,125
                                                                 -------------
             Total U.S. Government Agency Mortgage-Backed
               Securities (Cost $30,760,968) ..................     31,747,521
                                                                 -------------
U.S. TREASURY BOND - 3.6% (Cost $7,124,219)
  5,000,000  13.750% due 08/15/2004 ...........................      7,165,350
                                                                 -------------
    SHARES
    ------
INVESTMENT COMPANY SECURITY - 3.0% (Cost $6,135,422)
  6,135,422  Lehman Provident Tempfund ........................      6,135,422
                                                                 -------------
TOTAL INVESTMENTS (COST $207,483,020*) ................  112.3%    226,562,706
OTHER ASSETS AND LIABILITIES (NET) ....................  (12.3)    (24,857,965)
                                                         -----   -------------
NET ASSETS ............................................  100.0%   $201,704,741
                                                         =====   =============
--------------

 *  Aggregate cost for federal tax purposes.
**  Security is pledged as collateral for dollar roll transactions.

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS

GOLD    -- Payments are on an accelerated 45-day payment cycle instead of
           75-day payment cycle
MTN     -- Medium Term Note

--------------------------------------------------------------------------------


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------

                          CALIFORNIA MUNICIPAL FUND
                        DECEMBER 31, 1997 (UNAUDITED)

  PRINCIPAL                                                                   VALUE
     AMOUNT                                                                  (NOTE 2)
  ---------                                                                  --------
MUNICIPAL BONDS AND NOTES - 99.8%
  CALIFORNIA - 99.2%
 $  500,000  Alameda County, Certificate of Participation Refunding and
               Capital Projects, (AMBAC Insured),
               5.000% due 06/01/2022 ..................................    $  488,750
  5,360,000  Alhambra, Improvement Board Act of 1915, Assessment
               District No. 1, Public Works, (MBIA Insured),
               6.125% due 09/02/2018 ..................................     5,762,000
  2,000,000  Anaheim, Public Financing Authority Revenue, Residual
               Interest Bond, (MBIA Insured),
               6.450% due 12/28/2018 ..................................     2,527,500
  1,000,000  Arcadia, Hospital Revenue Authority, (Methodist Hospital),
               6.500% due 11/15/2012 ..................................     1,073,750
  2,000,000  Barstow Redevelopment Agency, Central Redevelopment
               Project, Tax Allocation, Series A, (MBIA Insured),
               7.000% due 09/01/2014 ..................................     2,490,000
  1,000,000  Brawley, Wastewater Treatment Facility, (AMBAC Insured),
               5.000% due 07/01/2016 ..................................     1,001,250
  1,000,000  Brea & Olinda, Unified School District, (High School
               Refinancing Project), COP, Series A, (FSA Insured),
               6.000% due 08/01/2009 ..................................     1,071,250
  4,795,000  California Educational Facilities Authority Revenue,
               (College of Osteopathic Medicine),
               7.500% due 06/01/2018 ..................................     5,586,175
  1,000,000  California Health Facilities Authority Revenue, (Kaiser
               Permanent), Series A,
               7.000% due 12/01/2010 ..................................     1,091,250
             California Housing Finance Agency, Home Mortgage, AMT:
               Series A, (Multi-family Housing III), (MBIA Insured):
  1,000,000    5.850% due 08/01/2017 ..................................     1,052,500
  3,000,000    5.950% due 08/01/2028 ..................................     3,142,500
               Series B, (MBIA Insured):
  1,000,000    6.000% due 08/01/2016 ..................................     1,058,750
  2,000,000    6.100% due 02/01/2028 ..................................     2,117,500
  1,000,000    Series N, (FHA/VA Insured),
               6.375% due 02/01/2027 ..................................     1,067,500
             California Housing Finance Agency, Home Ownership &
               Improvement Revenue:
  1,500,000    Series 1988G, AMT,
               8.150% due 08/01/2019 ..................................     1,542,285
  2,310,000    Series 1989D, AMT,
               7.500% due 08/01/2020 ..................................     2,411,063
  5,010,000    Series C, AMT,
               6.650% due 08/01/2014 ..................................     5,423,325
    665,000    Series D, AMT, (MBIA Insured),
               6.300% due 08/01/2014 ..................................       709,056
  2,630,000    Series F, AMT, (MBIA Insured),
               6.800% due 08/01/2014 ..................................     2,893,000
  3,385,000    Series F-2,
               7.250% due 08/01/2016 ..................................     3,698,113
             California, Pollution Control Financing Authority, PCR:
  1,000,000    (Keller Canyon Landfill Company Project), AMT,
               6.875% due 11/01/2027 ..................................     1,107,500
  2,500,000    (San Diego Gas and Electric), Series A, AMT, (AMBAC
               Insured),
               5.850% due 06/01/2021 ..................................     2,609,375
               (Southern California Edison Company):
  4,000,000    Series A, AMT,
               6.000% due 07/01/2027 ..................................     4,210,000
 13,250,000    Series B, AMT, (AMBAC Insured),
               6.400% due 12/01/2024 ..................................    14,475,625
  5,000,000    Series B, AMT, (FGIC Insured),
               6.400% due 12/01/2024 ..................................     5,462,500
  6,565,000    (Tracy Material Recovery Project), Series A, AMT,
               6.600% due 08/01/2014 ..................................     6,704,506
  5,000,000    (Waste Management), Series A, AMT,
               7.150% due 02/01/2011 ..................................     5,468,750
  3,100,000    (Waste Removal Systems), Series A, AMT,
               7.100% due 11/01/2009 ..................................     3,270,500
  2,250,000  California Residential Efficiency Financing Authority,
               (First Resource Efficiency), (AMBAC Insured),
               6.000% due 07/01/2017 ..................................     2,413,125
  1,420,000  California Rural Home Mortgage Finance Authority, SFMR,
               Mortgage-Backed Securities Project, Series A-2, AMT,
               (GNMA Insured),
               7.950% due 12/01/2024 ..................................     1,629,450
             California State, GO:
  4,160,000    Series BH,
               5.200% due 12/01/2011 ..................................     4,186,000
  2,100,000    Series BH,
               5.400% due 12/01/2015 ..................................     2,113,125
  2,760,000    Series BH,
               5.400% due 12/01/2016 ..................................     2,777,250
  1,400,000    Series BH,
               5.500% due 12/01/2024 ..................................     1,403,500
  7,750,000    6.000% due 10/01/2014 ..................................     8,282,813
             California Statewide Communities Development Authority,
               COP:
  3,000,000    (Cedars-Sinai Medical Center), (MBIA Insured),
               6.500% due 08/01/2012 ..................................     3,480,000
    735,000    (Childrens Campus),
               6.500% due 09/01/2022 ..................................       791,044
  1,000,000    (Huntington Valley Hospital),
               5.350% due 12/01/2017 ..................................     1,013,750
 20,000,000    (United Airlines),
               5.625% due 10/01/2034 ..................................    20,125,000
  5,715,000  Carson, Improvement Board Act of 1915, GO,
               7.375% due 09/02/2022 ..................................     6,200,775
  4,675,000  Chula Vista, IDR, (San Diego Gas and Electric), Series A,
               AMT, (AMBAC Insured),
               6.400% due 12/01/2027 ..................................     5,107,438
  2,950,000  Chula Vista, Redevelopment Agency, Tax Allocation Revenue,
               8.625% due 09/01/2024 ..................................     3,613,750
             Contra Costa County, Finance Authority, Tax Allocation
               Revenue, Series A:
  1,595,000    7.000% due 08/01/2009 ..................................     1,754,500
  1,000,000    7.100% due 08/01/2022 ..................................     1,100,000
  7,749,000  Contra Costa County, MFHR, (Crescent Park Apartments
               Project), Series B, (GNMA Insured),
               7.800% due 06/20/2034 ..................................     8,746,684
  2,500,000  Davis, Public Facilities Finance Authority, Mace Ranch
               Area, Series A,
               6.6000% due 09/01/2025 .................................     2,640,625
  3,245,000  Delano, COP, Series A,
               9.250% due 01/01/2022 ..................................     3,784,481
  1,985,000  El Cajon, COP, (Helix View Nursing Hospital), Limited
               Obligation, Series 1990, AMT, (FHA Insured),
               7.750% due 02/01/2029 ..................................     2,018,963
  1,000,000  El Centro, Redevelopment Agency, Tax Allocation, (El
               Centro Redevelopment Project), (MBIA Insured),
               6.375% due 11/01/2017 ..................................     1,122,500
  4,840,000  Fairfield Housing Authority Revenue, Mortgage Revenue,
               (Creekside Estates Project),
               7.875% due 02/01/2015 ..................................     5,051,750
  5,000,000  Foothill Eastern Transportation Corridor Agency, Series A,
               Zero coupon due 01/01/2008 .............................     3,631,250
             Gilroy, Unified School District, COP, (Measure J Capital
               Projects), (FSA Insured):
  1,135,000    6.000% due 09/01/2007 ..................................     1,262,688
  2,000,000    6.250% due 09/01/2012 ..................................     2,205,000
  2,000,000  Huntington Park, Public Financing Authority Lease Revenue,
               (Waste Water System Project),
               6.200% due 10/01/2025 ..................................     2,040,000
  1,000,000  Irwindale, Community Redevelopment Agency, (City
               Industrial Development Project),
               5.000% due 08/01/2017 ..................................       985,000
  1,250,000  Kings County, Waste Management Authority, Solid Waste
               Revenue, AMT,
               7.200% due 10/01/2014 ..................................     1,392,188
  1,640,000  Lancaster, Redevelopment Agency Tax Allocation,
               (Redevelopment Project #5),
               5.000% due 02/01/2014 ..................................     1,629,750
  1,500,000  La Verne, Public Financing Authority, Capital Improvement,
               7.250% due 09/01/2026 ..................................     1,642,500
             Los Angeles, Community Redevelopment Agency, AMT:
  1,425,000    5.850% due 12/01/2026 ..................................     1,414,313
  3,470,000    COP, (Allright Garage L.A.),
               7.550% due 10/01/2008 ..................................     4,007,850
  3,490,000    Series C, (AMBAC Insured),
               6.750% due 07/01/2014 ..................................     3,808,463
  1,000,000  Los Angeles County, Master Refunding Project, Inverse
               Floating Rate Note, due 06/01/2015 .....................     1,200,000
             Los Angeles County, MFHR, AMT, (GNMA Insured):
  3,000,000    (Park Parthenia Project),
               7.400% due 01/20/2022 ..................................     3,076,560
  1,000,000    (Ridgecroft Apartments Project), Series E,
               6.250% due 09/20/2039 ..................................     1,055,000
             Los Angeles County, Residual Interest Bond:
  4,200,000    6.600% due 11/01/2011 ..................................     4,641,000
  3,740,000    (Edmund D. Edelman Children's Center), COP, (AMBAC
               Insured),
               6.000% due 04/01/2012 ..................................     3,964,400
 11,110,000    (Pension Obligation), COP, (MBIA Insured),
               6.900% due 06/30/2008 ..................................    13,429,213
  1,395,000  Los Angeles County, Single Family Housing Revenue, Series
               B, (GNMA Insured),
               7.600% due 08/01/2016 ..................................     1,555,425
    455,000  Los Angeles Home Mortgage Revenue, Mortgage-Backed
               Securities Project, (GNMA Insured),
               8.100% due 05/01/2017 ..................................       514,719
    490,000  Los Angeles, SFMR, Program 1990, Issue A, AMT, GNMA
               collateralized,
               7.550% due 12/01/2023 ..................................       513,888
  7,000,000  National City Community Development Revenue, Series A,
               (AMBAC Insured),
               6.250% due 08/01/2012 ..................................     7,568,750
  2,785,000  Needles, Public Utilities Authority Revenue, (Utilities
               System Aquisition Project), Series A,
               6.500% due 02/01/2022 ..................................     2,913,806
  3,500,000  Novato, Special Tax Revenue, (Community Facilities
               District),
               7.200% due 08/01/2015 ..................................     3,810,625
  2,000,000  Oakland, Revenue Bonds, (YMCA East Bay Project),
               7.100% due 06/01/2010 ..................................     2,195,000
             Oakland, Unified School District:
  2,645,000    7.000% due 11/15/2011 ..................................     2,892,969
  3,445,000    COP, Energy Retrofit,
               6.750% due 11/15/2014 ..................................     3,703,375
  4,500,000  Palm Desert, Financing Authority, Tax Allocation Revenue,
               (MBIA Insured), (Inverse Floater),
               8.355% due 04/01/2022+ .................................     5,287,500
  1,150,000  Palm Springs, Financing Authority, (Convention Center
               Project), Series A, (MBIA Insured),
               6.750% due 11/01/2021 ..................................     1,263,563
             Port Oakland, AMT, (Mitsu Osk Lines Ltd.), Series A:
  3,030,000    6.750% due 01/01/2012 ..................................     3,249,675
  2,300,000    6.800% due 01/01/2019 ..................................     2,458,125
  3,000,000  Rancho, Water District Financing Authority, Residual
               Interest Bond, (AMBAC Insured), Pre-refunded,
               8.824% due 08/17/2021+ .................................     3,581,250
  2,750,000  Redding, Electrical Systems Revenue, COP, (Inverse
               Floater), (MBIA Insured),
               8.396% due 07/08/2022+ .................................     3,822,500
  1,000,000  Redondo Beach, Public Financing Authority Revenue, (South
               Bay Center Redevelopment Project),
               7.125% due 07/01/2026 ..................................     1,120,000
  1,500,000  Riverside, School District, Special Project,
               7.250% due 09/01/2018 ..................................     1,640,625
  6,500,000  Sacramento County, Airport System Revenue, Series 1989,
               AMT, (AMBAC Insured),
               7.000% due 07/01/2020 ..................................     6,881,875
 10,000,000  San Bernardino County, COP, (MBIA Insured), Residual
               Interest Bond,
               6.950% due 07/01/2016+ .................................    10,262,500
  4,000,000  San Diego County, Residual Interest Bond, COP, Series B,
               (MBIA Insured),
               8.020% due 04/08/2021+ .................................     4,915,000
             San Diego County, Water Authority Revenue, Series A:
  2,160,000    4.750% due 05/01/2018 ..................................     2,054,700
  3,300,000    4.750% due 05/01/2020 ..................................     3,126,750
  3,000,000  San Francisco, City and County, Airport Commission,
               International Airport Revenue, Second Series, Issue 8A,
               AMT, (FGIC Insured),
               6.250% due 05/01/2020 ..................................     3,225,000
             San Francisco, City and County, Multi-family Mortgage
               Revenue, Series A, (FNMA Insured):
  1,000,000    6.350% due 02/15/2012 ..................................     1,047,500
  1,250,000    6.450% due 02/15/2024 ..................................     1,303,125
             San Francisco, City and County, Redevelopment Agency,
               Lease Revenue, Capital Appreciation, (George R. Moscone
               Project):
  3,750,000    Zero coupon due 07/01/2011 .............................     1,870,313
  4,250,000    Zero coupon due 07/01/2013 .............................     1,880,625
    270,000  San Francisco, City and County, SFMR, AMT, GNMA and FNMA
               Mortgage-Backed Securities Program,
               7.450% due 01/01/2024 ..................................       284,175
    575,000  San Jose, Airport Revenue Authority, (San Jose Airport),
               AMT, (AMBAC Insured), Unrefunded,
               7.500% due 03/01/2018 ..................................       589,496
  2,415,000  San Jose, Financing Authority Revenue, Series C,
               7.000% due 09/02/2015 ..................................     2,466,850
  1,000,000  Santa Clara, Improvement Board Act of 1915, Assessment
               District 187, Series 1996-1,
               7.000% due 09/02/2011 ..................................     1,031,040
  3,000,000  Santa Clarita, Community Development Authority,
               7.500% due 11/15/2012 ..................................     3,225,000
  4,765,000  Santa Rosa, Mortgage Revenue, (Channate Lodge), (FHA
               Insured),
               6.700% due 12/01/2024 ..................................     5,134,282
  2,000,000  Shasta Lake, COP, (FSA Insured),
               6.000% due 04/01/2016 ..................................     2,155,000
  5,000,000  South Orange County, Public Financing Authority, Special
               Tax Revenue, Sr. Lien, Series A, (MBIA Insured),
               6.200% due 09/01/2013 ..................................     5,462,500
             Southern California, Housing Finance Agency, SFMR, GNMA
               and FNMA Mortgage-Backed Securities Program:
  1,075,000    Series 1988A, AMT, GNMA collateralized,
               8.125% due 02/01/2021 ..................................     1,232,219
  1,545,000    Series A,
               7.350% due 09/01/2024 ..................................     1,629,975
    200,000    Series B,
               6.900% due 10/01/2024 ..................................       213,000
     55,000  Stockton, Community Facilities Supplemental Tax #90-2,
               SFMR, GNMA Mortgage-Backed Securities Program,
               (Brookside Estates), AMT,
               7.450% due 08/01/2010 ..................................        61,531
  2,205,000  Stockton, East Water District, 1990 Project, Series A,
               4.750% due 04/01/2017 ..................................     2,205,000
                                                                         ------------
                                                                          340,607,222
                                                                         ------------
  PUERTO RICO - 0.6%
  1,768,663  Centro de Recaudaciones de Ingresos Municipales,
               6.850% due 10/17/2003 ..................................     1,868,150
                                                                         ------------
             Total Municipal Bonds and Notes
               (Cost $313,301,585) ....................................   342,475,372
                                                                         ------------
SHORT-TERM MUNICIPAL BONDS - 0.7%
  2,300,000  California, Pollution Control Financing Authority, PCR
               (Southern California Edison Company), Series A,
               2.600% due 02/28/2008 ..................................     2,300,000
      5,000  Los Angeles, Regional Airports Improvement, Corporate
               Lease Revenue, (Los Angeles International Airport),
               5.000% due 12/01/2025+ .................................         5,000
                                                                         ------------
             Total Short-Term Municipal Bonds
               (Cost $2,305,000) ......................................     2,305,000
                                                                         ------------
TOTAL INVESTMENTS (COST $315,606,585*) .......................  100.5%    344,780,372
OTHER ASSETS AND LIABILITES (NET) ............................   (0.5)     (1,559,169)
                                                                -----    ------------
NET ASSETS ...................................................  100.0%   $343,221,203
                                                                =====    ============
--------------
*  Aggregate cost for federal tax purposes.
+  Floating Rate Security. The interest rate shown reflects the rate currently in effect.

California Municipal Fund had the following insurance concentrations greater than 10% at December 31, 1997 (as a percentage of net assets):

      MBIA           19.1%
      AMBAC          15.3%

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
COP        -- Certificates of Participation
FGIC       -- Financial Guaranty Insurance Corporation
FHA        -- Federal Housing Authority
FNMA       -- Federal National Mortgage Association
FSA        -- Financial Security Assurance
GNMA       -- Government National Mortgage Association
GO         -- General Obligation Bonds
IDR        -- Industrial Development Revenue
MBIA       -- Municipal Bond Investors Assurance
MFHR       -- Multi-family Housing Revenue
PCR        -- Pollution Control Revenue
SFMR       -- Single Family Mortgage Revenue
VA         -- Veterans' Administration
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------

                        FLORIDA INSURED MUNICIPAL FUND
                        DECEMBER 31, 1997 (UNAUDITED)

 PRINCIPAL                                                                    VALUE
    AMOUNT                                                                   (NOTE 2)
 ---------                                                                   -------
MUNICIPAL BONDS AND NOTES - 102.2%
  FLORIDA - 102.2%
$1,000,000  Brevard County, School Board Authority, COP, Series B,
              (AMBAC Insured),
              5.500% due 07/01/2021 ....................................  $ 1,032,500
 1,200,000  Broward County, Educational Facilities Authority Revenue,
              (Nova Southeastern University Project), (CONNIE LEE
              Insured),
              6.000% due 04/01/2008 ....................................    1,312,500
   500,000  Clay County, Housing Finance Authority Revenue, SFMR, Multi-
              County Program, GNMA/FNMA Collateral,
              5.950% due 10/01/2019 ....................................      527,500
 1,000,000  Collier County, Industrial Development Authority, IDR,
              (Southern States Utilities Project), AMT,
              6.500% due 10/01/2025 ....................................    1,076,250
 1,690,000  Dade County, Aviation Revenue, Series B, AMT, (MBIA
              Insured),
              6.600% due 10/01/2022 ....................................    1,871,675
 1,000,000  Dade County, School Board Authority, COP, Series A, (MBIA
              Insured),
              5.750% due 05/01/2008 ....................................    1,068,750
 1,500,000  Escambia County, Health Facilities Revenue, Baptist
              Hospital, Series B,
              6.000% due 10/01/2014 ....................................    1,578,750
 1,000,000  Escambia County, PCR, (Champion International Corporation
              Project), AMT,
              6.900% due 08/01/2022 ....................................    1,121,250
            Florida Housing Finance Agency, AMT:
   705,000    SFMR, Series A, (GNMA Insured),
              6.650% due 01/01/2024 ....................................      764,925
 1,000,000    Spinnaker Cove Apartments, Series G, (AMBAC Insured),
              6.500% due 07/01/2036 ....................................    1,078,750
 1,000,000  Florida State Turnpike Authority, Turnpike Revenue,
              Department of Transportation, Series A, (FGIC Insured),
              5.000% due 07/01/2016 ....................................      993,750
 1,445,000  Hillsborough County, Capital Improvement Revenue, Criminal
              Justice Facilities, (FGIC Insured),
              5.250% due 08/01/2016 ....................................    1,466,675
 1,000,000  Hillsborough County, PCR, (Tampa Electric Company Project),
              (MBIA Insured),
              6.250% due 12/01/2034 ....................................    1,111,250
 1,500,000  Hillsborough County, School Board Authority, COP, (MBIA
              Insured),
              6.000% due 07/01/2012 ....................................    1,636,875
 1,250,000  Jacksonville, Water & Sewer Revenue, (United Water Project),
              AMT, (AMBAC Insured),
              6.350% due 08/01/2025 ....................................    1,390,625
   980,000  Manatee County, Housing Finance Authority, SFMR, Sub Series
              4, AMT, (GNMA/FNMA Collateral),
              6.875% due 11/01/2026 ....................................    1,103,725
   800,000  Melbourne, Airport Revenue, AMT, (MBIA Insured),
              6.250% due 10/01/2018 ....................................      895,000
 1,000,000  Orange County, Housing Finance Authority, MFHR, (Hands Inc.
              Project), Series A,
              8.000% due 10/01/2025 ....................................    1,118,750
 1,000,000  Orlando & Orange County, Expressway Authority, Expressway
              Revenue, Jr. Lien, (FSA Insured),
              5.950% due 07/01/2023 ....................................    1,042,500
 1,000,000  Pasco County, Solid Waste Disposal & Resource Recovery
              System, AMT,
              6.000% due 04/01/2011# ...................................    1,091,250
 1,000,000  Pinellas County, Housing Finance Authority Revenue, SFMR,
              Series A, AMT,
              6.000% due 09/01/2018 ....................................    1,067,500
 1,050,000  Seminole County, School Board Authority, COP, Series A,
              (MBIA Insured),
              6.125% due 07/01/2014 ....................................    1,173,375
                                                                          -----------
            Total Municipal Bonds and Notes
              (Cost $23,285,933) .......................................   25,524,125
                                                                          -----------
TOTAL INVESTMENTS (COST $23,285,933*) .........................  102.2%    25,524,125

OTHER ASSETS AND LIABILITIES (NET) ............................   (2.2)      (538,087)
                                                                 -----    -----------
NET ASSETS ....................................................  100.0%   $24,986,038
                                                                 =====    ===========
----------------

*  Aggregate cost for federal tax purposes.
+ Variable rate daily demand bonds are payable upon not more than one business day's notice. The interest rate shown reflects the rate currently in effect.
#  Security purchased on a when-issued basis (Note 2)

Florida Insured Municipal Fund had the following insurance concentrations greater than 10% at December 31, 1997 (as a percentage of net assets):

    MBIA                   31.0%
    AMBAC                  14.0%

-------------------------------------------------------------------------------
                                GLOSSARY OF TERMS

AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
CONNIE LEE -- College Construction Loan Association
COP        -- Certificates of Participation
FGIC       -- Financial Guaranty Insurance Corporation
FNMA       -- Federal National Mortgage Association
FSA        -- Financial Security Assurance
GNMA       -- Government National Mortgage Association
IDR        -- Industrial Development Revenue
MBIA       -- Municipal Bond Investors Assurance
MFHR       -- Multi-family Housing Revenue
PCR        -- Pollution Control Revenue
SFMR       -- Single Family Mortgage Revenue

-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------

                CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND
                        DECEMBER 31, 1997 (UNAUDITED)

 PRINCIPAL                                                                    VALUE
    AMOUNT                                                                   (NOTE 2)
----------                                                                   --------
MUNICIPAL BONDS AND NOTES - 99.1%
  CALIFORNIA - 97.7%
            Alameda County:
$1,000,000    COP, (Santa Rita Jail Project), (MBIA Insured),
              5.375% due 06/01/2009 ....................................   $1,072,500
 1,000,000    Public Financing Authority Revenue, Marina Village
              Assesement District,
              5.950% due 09/02/2007 ....................................    1,024,540
   625,000  Berkeley, Unified School District, Series C, (AMBAC
              Insured),
              5.875% due 08/01/2006 ....................................      696,091
   985,000  Brea & Olinda, School District, (High School Refinancing
              Program), Series A, (FSA Insured),
              6.000% due 08/01/2009 ....................................    1,055,180
 1,000,000  Brea, Redevelopment Finance Agency, (Redevelopment Project
              AB), (MBIA Insured),
              5.500% due 08/01/2008 ....................................    1,060,000
 1,000,000  California Health Facilities, Financing Authority Revenue,
              (Catholic Health Corporation), Series A, (AMBAC Insured),
              5.875% due 07/01/2009 ....................................    1,091,250
            California Housing Finance Agency Revenue:
 2,295,000    Home Mortgage, Series B1, AMT, (AMBAC Insured),
              6.200% due 02/01/2007 ....................................    2,495,813
   445,000    Series E, (MBIA Insured),
              6.05% due 08/01/2006 .....................................      477,263
            California State, GO:
 1,240,000    County Jail and School Building,
              7.250% due 08/01/2003 ....................................    1,426,000
 1,000,000    (FGIC Insured),
              6.200% due 09/01/2005 ....................................    1,127,500
            California State, Public Works Board, (Various California
              University Projects), Series A:
 1,000,000    5.900% due 10/01/2004 ....................................    1,090,000
 1,500,000    (AMBAC Insured),
              5.900% due 12/01/2003 ....................................    1,636,875
            California State University Revenue:
   200,000    Housing System, (FGIC Insured),
              7.625% due 11/01/2003 ....................................      234,500
 1,495,000    Series AJ, AL, AM, AN, AP, AQ, AR, (AMBAC Insured),
              6.750% due 11/01/2007 ....................................    1,616,469
            California Statewide Communities Development Authority:
 1,600,000    (Children's Hospital), (MBIA Insured),
              6.000% due 06/01/2007 ....................................    1,796,000
 1,000,000    (St. Joseph Health Systems), (AMBAC Insured),
              5.875% due 07/01/2005 ....................................    1,106,250
 1,000,000  Castaic Lake, Water Agency, COP, (Water Systems Improvement
              Project), Series A, (MBIA Insured),
              5.600% due 08/01/2005 ....................................    1,083,750
 1,000,000  Foothill Eastern Transportation Corridor Agency, Toll Road
              Revenue, Capital Appreciation, Sr. Lien, Series A,
              Zero coupon due 01/01/2004 ...............................      750,000
            Gilroy, Unified School District, COP, (FSA Insured):
 1,390,000    5.600% due 09/01/2003 ....................................    1,487,300
 1,400,000    5.625% due 09/01/2004 ....................................    1,512,000
 1,000,000  Inland Empire Solid Waste Financing Authority Revenue,
              (Landfill Improvement Financing Project), Series B, AMT,
              (FSA Insured),
              6.000% due 02/01/2006 ....................................    1,097,500
            Long Beach California, Harbor Revenue, Series A, (FGIC
              Insured):
 2,000,000    5.000% due 05/15/2003 ....................................    2,055,000
 1,000,000    6.000% due 05/15/2009 ....................................    1,101,250
            Los Angeles, Community Redevelopment Agency, MFHR, (AMBAC
              Insured):
   595,000    5.650% due 07/01/2000 ....................................      615,825
   985,000    6.000% due 07/01/2004 ....................................    1,063,800
            Los Angeles, Department of Water and Power, Electric Revenue
              Bond, (MBIA Insured):
 1,500,000    8.500% due 01/15/2002 ....................................    1,743,750
 1,000,000    5.400% due 09/01/2006 ....................................    1,070,000
 1,000,000  Los Angeles, GO, Series A, (FGIC Insured),
              5.700% due 09/01/2008 ....................................    1,072,500
            Los Angeles, Unified School District, COP:
 1,000,000    (FSA Insured),
              5.400% due 11/01/2009 ....................................    1,001,740
 1,500,000    Series B, (AMBAC Insured),
              6.000% due 12/01/2001 ....................................    1,612,500
 2,500,000  Los Angeles County, Capital Asset Leasing Corporation,
              Leasehold Revenue, (AMBAC Insured),
              6.000% due 12/01/2006 ....................................    2,803,125
   598,000  Modesto, Mortgage Revenue Bond, (GNMA Insured),
              5.875% due 12/01/2004 ....................................      633,880
   250,000  Oakland, Improvement Board Act of 1915, Medical Hill
              Parking, Assessment District #3, (MBIA Insured),
              6.000% due 09/02/2004 ....................................      258,138
   750,000  Oakland Revenue Bonds, (YMCA East Bay Project),
              6.250% due 06/01/2000 ....................................      771,563
 1,000,000  Orange County, Recovery Project, Series A, (MBIA Insured),
              6.000% due 06/01/2008 ....................................    1,123,750
            Oxnard, Harbor District Revenue, (FSA Insured):
 1,075,000    7.000% due 08/01/2001 ....................................    1,183,844
 1,155,000    7.000% due 08/01/2002 ....................................    1,293,600
 1,240,000    7.000% due 08/01/2003 ....................................    1,415,150
            Paramount, Redevelopment Agency Tax Allocation,
              (Redevelopment Project Area #1), (MBIA Insured):
 1,610,000    6.100% due 08/01/2006 ....................................    1,785,088
 1,700,000    6.100% due 08/01/2007 ....................................    1,876,375
   560,000  Pioneers Memorial Hospital District, GO, (AMBAC Insured),
              7.000% due 10/01/2005 ....................................      665,700
 1,400,000  Redondo Beach, Public Financing Authority Revenue, (South
              Bay Center Redevelopment Project),
              6.750% due 07/01/2006 ....................................    1,510,250
 1,300,000  Sacramento, Municipal Utility District, Electric Revenue,
              (AMBAC Insured),
              5.500% due 05/15/2007 ....................................    1,387,750
 1,000,000  San Diego, Unified School District, COP, (Capital Projects),
              Series B,
              6.000% due 07/01/2003 ....................................    1,062,500
 1,050,000  Santa Ana, COP, (Santa Ana Recycling Project), Series A,
              AMT, (AMBAC Insured),
              5.400% due 05/01/2007 ....................................    1,120,875
 1,350,000  Solano County, (Solano Park Hospital Project), COP, (FSA
              Insured),
              6.500% due 08/01/2006 ....................................    1,532,250
 1,000,000  Southern California, Home Financing Authority, MFHR, (The
              Fountains Project), Series A, AMT, (FNMA Collateral),
              5.400% due 01/01/2027 ....................................    1,040,000
 1,000,000  Stanton, MFHR, (Continental Gardens Apartments), AMT,
              5.625% due 08/01/2029 ....................................    1,056,250
            University of California:
 1,000,000    Housing Systems, Series A, (MBIA Insured),
              5.300% due 11/01/2005 ....................................    1,062,500
 1,000,000    (Multiple Purpose Review Projects), (MBIA Insured),
              10.000% due 09/01/2001 ...................................    1,202,500
 1,070,000    Series A, (CONNIE LEE Insured),
              5.500% due 09/01/2006 ....................................    1,119,488
 1,000,000  Valley Health Systems, California Hospital Revenue,
              (Hospital Revenue Refunding & Improvement Project),
              Series A,
              6.125% due 05/15/2005 ....................................    1,058,750
                                                                          -----------
                                                                           63,236,472
                                                                          -----------
  PUERTO RICO - 1.4%
   884,331  Centro de Recaudaciones de Ingresos Municipales, COP,
              6.850% due 10/17/2003 ....................................      934,076
                                                                          -----------
            Total Municipal Bonds and Notes
              (Cost $59,770,585) .......................................   64,170,548
                                                                          -----------
SHORT-TERM MUNICIPAL BONDS - 3.3%
 (Cost $2,100,000)
 2,100,000  California, Pollution Control Financing Authority, PCR:
              (Pacific Gas and Electric),
              4.90% due 11/01/2026 .....................................    2,100,000
                                                                          -----------
TOTAL INVESTMENTS (COST $61,870,585*) .........................  102.4%    66,270,548

OTHER ASSETS AND LIABILITIES (NET) ............................   (2.4)    (1,531,515)
                                                                 -----    -----------
NET ASSETS ....................................................  100.0%   $64,739,033
                                                                 =====    ===========
--------------

*  Aggregate cost for federal tax purposes.
+  Floating rate daily demand bonds are payable upon not more than one business day's notice. The interest rate shown reflects the rate currently in effect.

California Insured Intermediate Municipal Fund had the following insurance concentrations greater than 10% at December 31, 1997 (as a percentage of net assets):

    AMBAC                  27.7%
    MBIA                   21.3%
    FSA                    11.9%

-------------------------------------------------------------------------------
                                GLOSSARY OF TERMS

AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
CONNIE LEE -- College Construction Loan Association
COP        -- Certificates of Participation
FGIC       -- Financial Guaranty Insurance Corporation
FNMA       -- Federal National Mortgage Association
FSA        -- Financial Security Assurance
GNMA       -- Government National Mortgage Association
GO         -- General Obligation Bonds
MBIA       -- Municipal Bond Investors Assurance
MFHR       -- Multi-family Housing Revenue
PCR        -- Pollution Control Revenue
-------------------------------------------------------------------------------


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------

                           NATIONAL MUNICIPAL FUND
                        DECEMBER 31, 1997 (UNAUDITED)

  PRINCIPAL                                                                   VALUE
     AMOUNT                                                                  (NOTE 2)
  ---------                                                                   -------
MUNICIPAL BONDS AND NOTES - 99.2%
  ALABAMA - 3.2%
$ 4,000,000  Courtland, Industrial Development Board of Solid Waste,
               (Champion International Corporation Project), Disposal
               Revenue, AMT,
               7.750% due 01/01/2020 ..................................  $  4,310,000
  1,000,000  Mobile, Industrial Development Board, Solid Waste Disposal
               Revenue,
               6.950% due 01/01/2020 ..................................     1,106,250
                                                                         ------------
                                                                            5,416,250
                                                                         ------------
  ARIZONA - 0.5%
    740,000  Tucson, Airport Authority Inc., Supplemental Facilities
               Revenue, AMT,
               8.700% due 09/01/2019 ..................................       834,350
                                                                         ------------
  CALIFORNIA - 0.4%
    550,000  Los Angeles, Regional Airport Improvement, Series A, AMT,
               6.700% due 01/01/2022 ..................................       591,250
                                                                         ------------
  COLORADO - 11.0%
             Denver City and County, Airport Revenue, AMT:
               Series A:
  2,000,000    8.750% due 11/15/2012 ..................................     2,342,138
  1,140,000    8.500% due 11/15/2023** ................................     1,283,213
  2,000,000    8.000% due 11/15/2025** ................................     2,223,943
  1,920,000    Series C,
               6.600% due 11/15/2004 ..................................     2,102,400
  4,500,000  Meridian Metropolitan District, GO,
               7.500% due 12/01/2011 ..................................     4,983,750
  5,000,000  University of Colorado, Hospital Authority Revenue, Series
               A, (AMBAC Insured),
               6.250% due 11/15/2012** ................................     5,525,000
                                                                         ------------
                                                                           18,460,444
                                                                         ------------
  CONNECTICUT - 1.3%
  2,000,000  Mashantucket Western Pequot Tribe, Special Revenue,
               Series A,
               6.500% due 09/01/2005++ ................................     2,227,500
                                                                         ------------
  DISTRICT OF COLUMBIA - 1.7%
  1,150,000  District of Columbia, COP,
               6.875% due 01/01/2003 ..................................     1,262,125
  1,500,000  Metropolitan District, Washington D.C., Airport Authority,
               General Airport Revenue, Series A, AMT, (MBIA Insured),
               6.625% due 10/01/2019** ................................     1,648,125
                                                                         ------------
                                                                            2,910,250
                                                                         ------------
  FLORIDA - 4.6%
 22,520,000  Dade County, Guaranteed Entitlement Revenue, Capital
               Appreciation, Series A, (MBIA Insured),
               Zero coupon due 02/01/2018 .............................     7,290,850
    425,000  Dade County, Seaport Authority, Refunding, (MBIA Insured),
               6.500% due 10/01/2008 ..................................       500,429
                                                                         ------------
                                                                            7,791,279
                                                                         ------------
  GEORGIA - 6.5%
  1,000,000  Atlanta, Airport Facilities Revenue, AMT,
               7.250% due 01/01/2017 ..................................     1,092,500
             Monroe, PCR, (Oglethorpe Power Company):
  5,000,000    6.700% due 01/01/2009 ..................................     5,831,250
  3,410,000    6.750% due 01/01/2010 ..................................     4,015,275
                                                                         ------------
                                                                           10,939,025
                                                                         ------------
  IDAHO - 1.4%
  2,000,000  Idaho Health Facilities Authority Revenue, (Inverse
               Floater),
               7.820% due 02/15/2021+ .................................     2,335,000
                                                                         ------------
  ILLINOIS - 20.5%
             Chicago, O'Hare Airport Supplemental Facilities, AMT:
  6,000,000    International Term, (MBIA Insured),
               6.750% due 01/01/2012** ................................     6,547,500
    700,000    American Airlines, Special Series A,
               7.875% due 11/01/2025 ..................................       774,375
               United Air Lines:
    615,000    8.400% due 05/01/2004 ..................................       678,806
    775,000    8.950% due 05/01/2018 ..................................       880,594
    150,000    Special Series B,
               8.500% due 05/01/2018 ..................................       165,750
             Cook County, Community High School, Number 217, (AMBAC
               Insured):
  1,090,000    6.400% due 12/01/2003** ................................     1,181,288
  1,130,000    6.500% due 12/01/2004** ................................     1,224,638
  1,370,000    6.600% due 12/01/2005** ................................     1,484,738
             Cook County, School District, Number 026, (MBIA Insured):
  1,445,000    Zero coupon due 12/01/2003 .............................     1,123,488
  1,020,000    Zero coupon due 12/01/2004 .............................       754,800
  2,000,000  Du Page County, General Obligation, FST Preservation,
               5.000% due 10/01/2017 ..................................     1,987,500
             Illinois Health Facilities Authority Revenue:
               Glenoak Medical Center, Series D:
    210,000    Pre-refunded,
               9.500% due 11/15/2015 ..................................       244,125
    260,000    Unrefunded,
               9.500% due 11/15/2015 ..................................       300,950
  4,570,000  Hindsdale Hospital, Series B,
               9.000% due 11/15/2015 ..................................     5,226,938
  5,000,000  Sister Services Hospital, Residual Interest Bond, (MBIA
               Insured),
               9.267% due 06/19/2015+ .................................     6,075,000
    300,000  Riverside Senior Living Center Project,
               7.500% due 11/01/2020 ..................................       332,250
  1,230,000  Servantcor, Series A,
               8.000% due 08/15/2021 ..................................     1,406,813
  3,000,000  Rush Presbyterian - St. Luke's Medical, Residual Interest
               Bond, (MBIA Insured),
               9.615% due 10/01/2024+ .................................     3,607,500
    365,000  Illinois Housing Development Authority, Series A, AMT,
               7.350% due 08/01/2010 ..................................       390,550
                                                                         ------------
                                                                           34,387,603
                                                                         ------------
  INDIANA - 1.2%
  2,000,000  Indianapolis, Public Improvement Board, Series D, (LOC INB
               National Bank),
               6.500% due 02/01/2022 ..................................     2,002,860
                                                                         ------------
  KENTUCKY - 2.2%
  3,000,000  Jefferson County, Hospital Revenue, Residual Interest
               Bond, (MBIA Insured),
               8.607% due 10/01/2008+ .................................     3,622,500
                                                                         ------------
  LOUISIANA - 0.3%
  1,500,000  Louisiana Public Facility Authority Revenue, Series B,
               ETM,
               Zero coupon due 12/01/2019 .............................       461,250
                                                                         ------------
  MARYLAND - 0.6%
    930,000  State of Maryland, Community Development Administration,
               Department of Housing Revenue, Single Family Project,
               AMT,
               7.450% due 04/01/2032 ..................................       983,475
                                                                         ------------
  MASSACHUSETTS - 2.9%
    750,000  Commonwealth of Massachusetts, GO, Consolidated Loan,
               Series A,
               7.625% due 06/01/2008 ..................................       847,500
             Commonwealth of Massachusetts, Health and Educational
               Facilities Authority Revenue:
    500,000    Framingham Union Hospital, Series B,
               8.500% due 07/01/2010 ..................................       561,250
  2,000,000    Saint Memorial Medical Center, Series A,
               6.000% due 10/01/2023 ..................................     2,000,000
    250,000  Commonwealth of Massachusetts, GO, Pre-refunded,
               7.500% due 12/01/2007 ..................................       278,125
  1,000,000  Plymouth County, COP, Series A,
               7.000% due 04/01/2022 ..................................     1,116,250
                                                                         ------------
                                                                            4,803,125
                                                                         ------------
  MICHIGAN - 1.0%
  1,500,000  Michigan State Hospital Finance Authority Revenue, Detroit
               Medical, Series A,
               7.500% due 08/15/2011 ..................................     1,695,000
                                                                         ------------
  MISSISSIPPI - 3.8%
  5,000,000  Lowndes County, Solid Waste Disposal, PCR, Residual
               Interest Bond, (Weyerhauser Company),
               8.200% due 04/01/2022+ .................................     6,125,000
    200,000  Warren County, Solid Waste Disposal Revenue,
               (International Paper Project), Series A, AMT,
               7.700% due 11/15/2009 ..................................       213,500
                                                                         ------------
                                                                            6,338,500
                                                                         ------------
  MISSOURI - 2.7%
  1,000,000  Missouri State, Health and Educational Facilities
               Authority Revenue, Bethesda Eye Institute,
               6.800% due 11/01/2016** ................................     1,113,750
  3,000,000  St. Louis, Parking Facilities Revenue,
               6.625% due 12/15/2021 ..................................     3,371,250
                                                                         ------------
                                                                            4,485,000
                                                                         ------------
  MONTANA - 0.7%
  1,000,000  Forsyth, PCR, Series B, AMT, Puget Sound Power & Light,
               (AMBAC Insured),
               7.250% due 08/01/2021** ................................     1,111,250
                                                                         ------------
  NEBRASKA - 3.1%
             Douglas County, Hospital Authority Revenue, Alegent
               Health, Immanuel Medical Center:
  3,175,000    5.125% due 09/01/2017 ..................................     3,182,938
  1,250,000    5.250% due 09/01/2021 ..................................     1,251,563
    650,000  Nebraska Investment Finance Authority, Single Family
               Housing Revenue, Residual Interest Bond, AMT, (GNMA
               Insured),
               9.159% due 09/15/2024+ .................................       735,313
                                                                         ------------
                                                                            5,169,814
                                                                         ------------
  NEVADA - 2.6%
  4,000,000  Clark County, IDR, Series A, Nevada Power Company, AMT,
               (FGIC Insured),
               6.700% due 06/01/2022** ................................     4,395,000
                                                                         ------------
  NEW YORK - 3.2%
    400,000  City of New York, IDR, Industrial Development Agency,
               Supplemental Facilities, American Airlines, AMT,
               8.000% due 07/01/2020 ..................................       420,252
  1,265,000  Metropolitan Transportation Authority, Service Contract
               Transportation Facilities, Series 7,
               4.750% due 07/01/2019 ..................................     1,154,313
             New York, GO, Unrefunded:
  1,000,000    Series B, (FSA Insured),
               7.000% due 06/01/2014 ..................................     1,098,750
    160,000    8.250% due 11/15/2018 ..................................       183,000
    275,000  New York State Medical Care Facilities Finance Agency
               Revenue, Pre-refunded,
               7.750% due 08/15/2011 ..................................       308,194
  2,000,000  New York State Housing Finance Agency Revenue, Multi-
               family Housing, Second Mortgage, Series F, AMT,
               6.625% due 08/15/2012 ..................................     2,152,500
                                                                         ------------
                                                                            5,317,009
                                                                         ------------
  NORTH CAROLINA - 2.7%
  4,300,000  North Carolina Eastern Municipal Power Agency, Power
               Systems Revenue, Series A, (MBIA Insured),
               5.700% due 01/01/2013 ..................................     4,601,000
                                                                         ------------
  OHIO - 0.9%
  1,240,000  Lorain County, Hospital Revenue, Series B, Humility of
               Mary Health Care,
               7.200% due 12/15/2011 ..................................     1,489,550
                                                                         ------------
  OKLAHOMA - 1.4%
  1,835,000  Oklahoma Housing and Finance Authority, Single Family
               Revenue, Series B, AMT, (GNMA Insured),
               7.997% due 08/01/2018** ................................     2,153,831
    200,000  Tulsa, Municipal Airport Revenue, American Airlines
               Project, AMT,
               7.600% due 12/01/2030 ..................................       222,000
                                                                         ------------
                                                                            2,375,831
                                                                         ------------
  PENNSYLVANIA - 10.1%
             Allegheny County, Hospital Development Revenue, (Ohio
               Valley General Hospital):
    700,000    5.100% due 04/01/2001 ..................................       711,375
    735,000    5.300% due 04/01/2002 ..................................       752,456
    625,000    5.400% due 04/01/2003 ..................................       642,969
             Beaver County, IDR, PCR, (Edison Project), Series A:
    300,000    7.750% due 09/01/2024 ..................................       318,000
  3,675,000    (FGIC Insured),
               7.000% due 06/01/2021** ................................     3,996,563
    300,000  Lancaster County, Solid Waste Authority, Series A, AMT,
               8.375% due 12/15/2004 ..................................       310,632
    600,000  Lehigh County, General Purpose Authority, Muhlenberg
               Hospital Center, Series A,
               8.100% due 07/15/2010 ..................................       642,750
    500,000  McKean County, Hospital Authority Revenue, Bradford
               Hospital, Pottstown Memorial Medical Center,
               8.875% due 10/01/2020 ..................................       570,000
  1,250,000  Montgomery County, Higher Education Revenue,
               6.875% due 11/15/2020 ..................................     1,335,938
             Pennsylvania State Higher Education Revenue, Student Loan,
               Residual Interest Bond, AMT:
  3,000,000    (AMBAC Insured),
               9.368% due 09/01/2026+ .................................     3,412,500
  1,890,000    Series B,
               7.250% due 03/01/2005 ..................................     2,095,538
  1,000,000  Philadelphia, Municipal Authority Revenue, Series B, (FGIC
               Insured),
               7.125% due 11/15/2018** ................................     1,122,500
  1,000,000  Philadelphia, Water and Sewer Revenue,
               7.500% due 08/01/2010** ................................     1,127,500
                                                                         ------------
                                                                           17,038,721
                                                                         ------------
  RHODE ISLAND - 1.4%
  2,000,000  Rhode Island State Health and Education Revenue, Residual
               Interest Bond, (FGIC Insured),
               9.715% due 08/15/2021+ .................................     2,415,000
                                                                         ------------
  TEXAS - 4.3%
    415,000  Brazos, Higher Educational Facilities Authority, Series
               C-2, AMT,
               7.100% due 11/01/2004 ..................................       455,463
  5,000,000  Dallas-Fort Worth International Airport, (Facility
               Improvement Corporate Revenue), (American Airlines,
               Inc.), AMT,
               7.500% due 11/01/2025 ..................................     5,462,500
    624,000  Texas State, Higher Education Coordinating Board, Student
               Loan, AMT,
               7.700% due 10/01/2025 ..................................       666,900
    500,000  West Side Calhoun County, Solid Waste Revenue Bond, (Union
               Carbide Project), AMT,
               8.200% due 03/15/2021 ..................................       558,125
                                                                         ------------
                                                                            7,142,988
                                                                         ------------
  VERMONT - 0.2%
             Vermont Housing Finance Agency, Single Family, Series 1,
               AMT:
    140,000    6.800% due 05/01/2025 ..................................       145,950
    220,000    8.150% due 05/01/2025 ..................................       230,175
                                                                         ------------
                                                                              376,125
                                                                         ------------
  WEST VIRGINIA - 2.2%
  2,500,000  Harrison County, Solid Waste Disposal, (Monongahela
               Power), Series A, AMT,
               6.875% due 04/15/2022 ..................................     2,709,375
    150,000  Kanawha County, IDR, (Union Carbide Project), Series A,
               AMT,
               8.000% due 08/01/2020 ..................................       164,063
    750,000  South Charleston, IDR, (Union Carbide Project), Series A,
               AMT,
               8.000% due 08/01/2020 ..................................       820,313
                                                                         ------------
                                                                            3,693,751
                                                                         ------------
  WISCONSIN - 0.6%
  1,000,000  Madison, IDR, (Madison Gas & Electric Company), (Project
               A), AMT,
               6.750% due 04/01/2027 ..................................     1,087,500
                                                                         ------------
             Total Municipal Bonds and Notes
               (Cost $148,652,211) ....................................   166,498,200
                                                                         ------------
TOTAL INVESTMENTS (COST $148,652,211*) .........................  99.2%   166,498,200
OTHER ASSETS AND LIABILITIES (NET) .............................   0.8      1,377,819
                                                                 -----   ------------
NET ASSETS ..................................................... 100.0%  $167,876,019
                                                                 =====   ============
--------------

 *  Aggregate cost for federal tax purposes.
** A portion or all of this security is pledged as collateral for futures contracts.
 + Floating rate security. The interest rate shown reflects the rate currently in effect.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

     NUMBER OF                                                    UNREALIZED
     CONTRACTS                                                    APPRECIATION
     ---------                                                    ------------
FUTURES CONTRACTS - LONG POSITION

        254  U.S. Treasury Bond,
               Twenty Year, March 1998 ........................  $  251,950
                                                                 ==========
National Municipal Fund had the following insurance concentrations greater than 10% at December 31, 1997 (as a percentage of net assets):

    MBIA    21.0%

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS

AMBAC      -- American Municipal Bond Assurance Corporation
AMT        -- Alternative Minimum Tax
COP        -- Certificates of Participation
ETM        -- Escrowed to Maturity
FGIC       -- Financial Guaranty Insurance Corporation
FSA        -- Financial Security Assurance
GNMA       -- Government National Mortgage Association
GO         -- General Obligation Bonds
IDR        -- Industrial Development Revenue
LOC        -- Letter of Credit
MBIA       -- Municipal Bond Investors Assurance
PCR        -- Pollution Control Revenue
SFHR       -- Single Family Housing Revenue
--------------------------------------------------------------------------------


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------

                            GROWTH AND INCOME FUND
                        DECEMBER 31, 1997 (UNAUDITED)

                                                                              VALUE
     SHARES                                                                  (NOTE 2)
     ------                                                                  -------
COMMON STOCKS - 95.2%
  TECHNOLOGY - 12.1%
    262,600  Bay Networks Inc.+ .......................................  $  6,712,713
    126,800  Cabletron Systems, Inc.+ .................................     1,902,000
     99,600  Dominion Resources Inc.+ .................................     4,239,225
    287,600  EMC Corporation+ .........................................     7,891,025
     72,225  General Semiconductor, Inc. ..............................       835,102
     96,400  Input/Output, Inc.+ ......................................     2,861,875
     69,400  International Business Machines Corporation ..............     7,256,638
     85,400  Perkin Elmer Corporation .................................     6,068,738
    263,600  Sensormatic Electronics Corporation ......................     4,332,925
    170,800  Sun Microsystems, Inc.+ ..................................     6,810,650
                                                                         ------------
                                                                           48,910,891
                                                                         ------------
  FINANCIAL SERVICES - 11.2%
    118,400  AMBAC Financial Group Inc. ...............................     5,446,400
     17,200  Chase Manhattan Corporation ..............................     1,883,400
     14,500  Citicorp. ................................................     1,833,334
    148,200  Fannie Mae ...............................................     8,456,663
     48,700  First Hawaiian Inc. ......................................     1,935,825
    198,200  First Union Corporation ..................................    10,157,750
     64,100  Fleet Financial Group, Inc. ..............................     4,803,494
     71,400  Marsh and McLennan Companies, Inc. .......................     5,323,763
    119,100  Providian Corporation ....................................     5,381,831
                                                                         ------------
                                                                           45,222,460
                                                                         ------------
  HEALTH CARE - 10.6%
    129,400  ALZA Corporation+ ........................................     4,116,538
     98,200  Bristol-Myers Squibb Company .............................     9,292,175
      7,035  Crescendo Pharmaceuticals+ ...............................        81,342
     42,500  Forest Labs Inc.+ ........................................     2,095,781
     40,691  Gensia Sicor Inc.+ .......................................       236,516
    350,500  Humana Inc.+ .............................................     7,272,875
    146,400  United Healthcare Corporation ............................     7,274,250
    103,400  Warner Lambert Company ...................................    12,821,600
                                                                         ------------
                                                                           43,191,077
                                                                         ------------
  ENERGY - 8.5%
     72,400  Atlantic Richfield .......................................     5,801,050
    103,800  Enron Corporation ........................................     4,314,188
    127,700  Exxon Corporation ........................................     7,813,644
     49,500  Mobil Corporation ........................................     3,573,281
    346,400  Tosco Corporation ........................................    13,098,250
                                                                         ------------
                                                                           34,600,413
                                                                         ------------
  TELECOMMUNICATIONS - 7.6%
     96,566  Commscope, Inc.+ .........................................     1,297,606
    122,300  GTE Corporation ..........................................     6,390,175
    289,600  NextLevel Systems, Inc.+ .................................     5,176,600
     94,500  SBC Communications, Inc. .................................     6,922,125
     82,300  Sprint Corporation .......................................     4,824,838
    202,800  WorldCom, Inc.+ ..........................................     6,134,700
                                                                         ------------
                                                                           30,746,044
                                                                         ------------
  MATERIALS & PROCESSING - 7.6%
    100,600  Albemarle Corporation ....................................     2,401,825
    274,200  Allegheny Teledyne Inc. ..................................     7,094,925
    139,300  Allied Signal Inc. .......................................     5,423,994
     30,700  Cooper Cameron Corporation+ ..............................     1,872,700
    126,500  Temple-Inland, Inc. ......................................     6,617,531
    158,900  Union Carbide Corporation ................................     6,822,769
                                                                         ------------
                                                                           30,233,744
                                                                         ------------
  CONSUMER DISCRETIONARY - 7.2%
    157,000  International Game Technology ............................     3,964,250
    132,700  Pepsico, Inc. ............................................     4,835,256
     72,600  Procter & Gamble Company .................................     5,794,388
     87,063  Tele-Communications Inc., TCI Group, Class A+ ............     2,432,323
    266,901  Tele-Communications TCI Ventures Group, Class A+ .........     7,556,635
    164,100  U.S. West Media Group ....................................     4,738,388
                                                                         ------------
                                                                           29,321,240
                                                                         ------------
  CONSUMER STAPLES - 6.2%
     74,400  General Mills, Inc. ......................................     5,328,900
    173,200  Philip Morris Companies Inc. .............................     7,848,125
     80,400  Ralston Purina Company ...................................     7,472,175
     74,200  Unilever NV ..............................................     4,632,863
                                                                         ------------
                                                                           25,282,063
                                                                         ------------
  RETAIL - 5.2%
    175,200  Circuit City Stores, Inc., Circuit City Group ............     6,230,550
     86,900  Federated Department Stores, Inc.+ .......................     3,742,131
    213,700  Toys R Us Inc.+ ..........................................     6,718,194
    115,700  Wal-Mart Stores Inc. .....................................     4,562,919
                                                                         ------------
                                                                           21,253,794
                                                                         ------------
  COMPUTER SOFTWARE & SERVICES - 2.7%
     85,700  Autodesk Inc. ............................................     3,170,900
     74,150  Cisco Systems, Inc.+ .....................................     4,133,863
    171,100  Oracle Corporation+ ......................................     3,817,669
                                                                         ------------
                                                                           11,122,432
                                                                         ------------
  PRODUCER DURABLES - 1.2%
     75,100  Anixter International Inc.+ ..............................     1,239,150
     72,600  Boeing Company ...........................................     3,552,863
                                                                         ------------
                                                                            4,792,013
                                                                         ------------
  AUTOS & TRANSPORTATION - 1.0%
     66,500  Union Pacific Corporation ................................     4,152,094
                                                                         ------------
  UTILITIES - 1.0%
     71,900  Duke Energy Corporation ..................................     3,981,463
                                                                         ------------
  OTHER - 13.1%
     36,200  American International Group, Inc.+ ......................     3,936,750
    172,200  Anheuser-Busch Companies, Inc. ...........................     7,576,800
    137,500  Cooper Industries, Inc. ..................................     6,737,500
    120,519  Equity Office Properites Trust+ ..........................     3,803,881
     79,500  Goodyear Tire & Rubber Company ...........................     5,058,188
     90,700  Motorola, Inc. ...........................................     5,175,569
     92,200  Starwood Lodging Trust ...................................     5,336,075
    191,108  Tyco International Ltd. ..................................     8,611,804
    258,000  Waste Management, Inc. ...................................     7,095,000
                                                                         ------------
                                                                           53,331,567
                                                                         ------------
             Total Common Stocks
               (Cost $347,575,805) ....................................   386,141,295
                                                                         ------------
PREFERRED STOCK - 0.5%
  (Cost $1,479,800)
     30,200  TCI Communications Inc. Pfd. .............................     1,936,575
                                                                         ------------

  PRINCIPAL
     AMOUNT
  ---------
CONVERTIBLE NOTE - 1.0%
  (Cost $2,911,783)
$ 2,662,000  Berkshire Hathaway, Conv. Sr. Note,
               1.000% due 12/03/2001 ..................................     4,255,873
                                                                         ------------
U.S. TREASURY BILL - 4.0%
 (Cost $16,241,312)
 16,289,000  5.270% due 01/22/1998++ ..................................    16,241,312
                                                                         ------------
TOTAL INVESTMENTS (COST $368,208,700*) .......................  100.7%    408,575,055
OTHER ASSETS AND LIABILITIES (NET) ...........................   (0.7)     (2,965,803)
                                                                -----    ------------
NET ASSETS ...................................................  100.0%   $405,609,252
                                                                =====    ============
--------------

  *  Aggregate cost for federal tax purposes.
  +  Non-income producing security.
 ++  Rate represents annualized yield at date of purchase (unaudited).


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------


                                 GROWTH FUND
                        DECEMBER 31, 1997 (UNAUDITED)

                                                                        VALUE
     SHARES                                                            (NOTE 2)
     ------                                                            --------
COMMON STOCKS - 91.2%
 TECHNOLOGY - 19.9%
    148,924  Analog Devices, Inc.+ ..............................  $  4,123,333
    141,575  CBS Corporation+ ...................................     4,167,614
    145,663  Cisco Systems, Inc.+ ...............................     8,120,684
     77,762  Compaq Computer Corporation ........................     4,388,693
     46,275  Dell Computer Corporation+ .........................     3,887,100
    104,175  EMC Corporation+ ...................................     2,858,302
     58,000  HBO & Company ......................................     2,784,000
     73,500  Intel Corporation ..................................     5,163,375
     32,100  Maxim Integrated Products, Inc.+ ...................     1,107,450
    142,300  Philips Electronics NV, NY Shares ..................     8,609,150
      4,707  Philips Electronics NV, Ord ........................       282,276
     94,575  Pittway Corporation, Class A .......................     6,584,785
     33,979  Siebe Plc ..........................................       666,874
     29,762  Technology Solutions Company+ ......................       784,973
     57,700  Texas Instruments, Inc. ............................     2,596,500
                                                                   ------------
                                                                     56,125,109
                                                                   ------------
  FINANCIAL SERVICES - 14.7%
     11,025  Ambanc Holding Company, Inc. .......................       206,719
     63,850  Associates First Capital Corporation, Class A ......     4,541,331
      5,000  Astoria Financial Corporation ......................       278,750
    612,306  Banca Commerciale Italiana+ ........................     2,128,707
     46,675  Bank of New York Company, Inc. .....................     2,698,398
     67,800  BankAmerica Corporation ............................     4,949,400
      8,525  Catskill Financial Corporation .....................       160,909
     68,325  Charles Schwab Corporation .........................     2,865,380
     11,125  Citicorp. ..........................................     1,406,617
     15,325  Dime Bancorp, Inc. .................................       463,581
     12,700  First Defiance Financial Corporation ...............       203,200
      2,925  First Savings Bancorp, Inc. ........................        74,588
      6,425  First Spartan Financial Corporation ................       258,606
      1,825  FSF Financial Corporation ..........................        37,641
      4,375  GSB Financial Corporation+ .........................        79,023
     15,625  Klamath First Bancorp, Inc. ........................       335,938
      8,525  North Central Bancshares, Inc. .....................       169,434
      8,525  Peekskill Financial Corporation ....................       142,794
     10,750  Provident Financial Holdings, Inc.+ ................       235,156
      9,487  Queens County Bancorp, Inc. ........................       384,224
     23,100  Reliance Group Holdings, Inc. ......................       326,288
     35,150  Roslyn Bancorp, Inc. ...............................       817,238
     14,725  SLM Holding Corporation ............................     2,048,616
     47,175  Star Banc Corporation ..............................     2,706,666
     40,275  SunAmerica, Inc. ...................................     1,721,751
     10,200  TF Financial Corporation ...........................       306,000
    176,875  UNUM Corporation ...................................     9,617,578
     19,800  U.S. Bancorp+ ......................................     2,216,363
                                                                   ------------
                                                                     41,380,896
                                                                   ------------
  HEALTH CARE - 12.3%
     22,350  Cardinal Health, Inc. ..............................     1,679,044
     39,050  Centocor, Inc.+ ....................................     1,298,413
     78,300  Eli Lilly and Company+ .............................     5,451,638
     42,675  ESC Medical Systems Limited+ .......................     1,653,656
    121,475  Omnicare, Inc. .....................................     3,765,725
     35,775  Pfizer Inc.+ .......................................     2,667,473
    182,293  SmithKline Beecham .................................     1,865,192
     33,575  Sofamor Danek Group, Inc.+ .........................     2,184,473
    115,300  Warner Lambert Company .............................    14,297,200
                                                                   ------------
                                                                     34,862,814
                                                                   ------------
  COMPUTER SOFTWARE & SERVICES - 11.1%
     15,700  America Online, Inc.+ ..............................     1,400,244
    106,300  Aspen Technology, Inc.+ ............................     3,640,775
    106,100  Cadence Design Systems Inc.+ .......................     2,599,450
     36,375  Ceridian Corporation+ ..............................     1,666,430
     63,225  Microsoft Corporation+ .............................     8,171,831
    192,000  Parametric Technology Company+ .....................     9,096,000
     25,000  Peoplesoft, Inc.+ ..................................       975,000
     29,850  Sapient Corporation+ ...............................     1,828,313
     47,987  Wind River Systems+ ................................     1,904,484
                                                                   ------------
                                                                     31,282,527
                                                                   ------------
  MATERIALS & PROCESSING - 8.0%
     50,025  ASM Lithography Holdings, NV+ ......................     3,376,688
     84,978  Metra AB, Series B, Ord. ...........................     1,996,107
    335,550  Monsanto Company ...................................    14,093,100
    115,305  Solutia Inc. .......................................     3,077,202
                                                                   ------------
                                                                     22,543,097
  TELECOMMUNICATIONS - 7.3%
    116,450  Nokia Corporation, Class A, Sponsored ADR ..........     8,151,500
          1  TCI Ventures, Class A+ .............................            23
    341,784  Tele-Communications, Inc. Class A+ .................     9,548,593
    479,164  Telecom Italia SPA+ ................................     3,060,799
                                                                   ------------
                                                                     20,760,915
                                                                   ------------
  ENERGY - 7.3%
     57,675  Diamond Offshore Drilling ..........................     2,775,609
      7,415  Elf Aquitaine SA+ ..................................       862,209
    100,000  Noble Drilling Corporation+ ........................     3,062,500
  2,084,932  Ocean Rig ASA+ .....................................     2,205,081
     28,875  Santa Fe International Corporation .................     1,174,852
     77,575  Schlumberger Limited ...............................     6,244,788
     90,000  Transocean Offshore Inc. ...........................     4,336,875
                                                                   ------------
                                                                     20,661,914
                                                                   ------------
  CONSUMER DISCRETIONARY - 3.2%
     60,000  Costco Companies, Inc.+ ............................     2,677,500
     42,825  Lamar Advertising Company+ .........................     1,702,294
     44,000  Outdoor Systems, Inc.+ .............................     1,688,500
     47,100  Time Warner Inc. ...................................     2,920,200
                                                                   ------------
                                                                      8,988,494
                                                                   ------------
  RETAIL - 1.2%
     38,375  Linens 'N Things, Inc.+ ............................     1,674,109
     53,625  CompUSA Inc.+ ......................................     1,662,375
                                                                   ------------
                                                                      3,336,484
                                                                   ------------
  CONSUMER STAPLES - 0.9%
     12,834  Raisio Group Plc.+ .................................     1,519,109
     20,000  Sara Lee Corporation+ ..............................     1,126,250
                                                                   ------------
                                                                      2,645,359
                                                                   ------------
  OTHER - 5.3%
    207,050  Comcast Corporation, Class A .......................     6,535,016
     27,402  Electrolux AB+ .....................................     1,901,599
     20,000  Equity Office Properties Trust .....................       631,250
     82,600  Sealed Air Corporation+ ............................     5,100,550
     40,362  Tomra Systems ASA+ .................................       903,014
                                                                   ------------
                                                                     15,071,429
                                                                   ------------
             Total Common Stocks
               (Cost $228,614,122) ..............................   257,659,038
                                                                   ------------

  PRINCIPAL
     AMOUNT
  ---------
U.S. GOVERNMENT AGENCY DISCOUNT NOTES - 12.5%
             Federal Mortgage Coporation Discount Note:
$ 2,500,000    6.000% due 01/02/98++ ............................     2,499,583
 18,000,000    5.750% due 01/05/98++ ............................    17,988,500
 15,000,000  Federal National Mortgage Association Discount Note,
               5.750% due 01/30/98++ ............................    14,930,521
                                                                   ------------
             Total U.S. Government Agency Discount Notes (Cost
               $35,418,604) .....................................    35,418,604
                                                                   ------------
COMMERCIAL PAPER - 4.6%
  (Cost $12,997,581)
 13,000,000  General Electric Capital Corporation,
               6.700% due 01/02/1998++ ..........................    12,997,580
                                                                   ------------
PREFERRED STOCK - 0.7%
  (Cost $3,031,089)
 58,925,000  Ericsson Telecomunicacoes S.A., Pfd. ...............     1,890,162
                                                                   ------------
TOTAL INVESTMENTS (COST $280,061,396*) .................. 109.0%    307,965,384
OTHER ASSETS AND LIABILITIES (NET) ......................  (9.0)    (25,366,340)
                                                          -----    ------------
NET ASSETS .............................................. 100.0%   $282,599,044
                                                          =====    ============
--------------

 *  Aggregate cost for federal tax purposes.
 +  Non-income producing security.
++  Rate represents annualized yield at date of purchase (unaudited).

-------------------------------------------------------------------------------
 PORTFOLIO OF INVESTMENTS (CONTINUED)
-------------------------------------------------------------------------------

                                 GROWTH FUND
                        DECEMBER 31, 1997 (UNAUDITED)

SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
  U.S. FORWARD FOREIGN CURRENCY CONTRACTS TO BUY

                                            CONTRACTS TO RECEIVE                            NET UNREALIZED
                    --------------------------------------------------------------------     APPRECIATION/
    EXPIRATION                                             VALUE IN       IN EXCHANGE       (DEPRECIATION)
       DATE                   LOCAL CURRENCY                U.S. $         FOR U.S. $        OF CONTRACTS
--------------      -----------------------------------    -----------    -------------     ----------------
01/05/1998          FIM                         198,732         36,473           36,699     $          (226)
01/06/1998          GBP                         481,492        790,807          804,043             (13,236)
01/07/1998          ITL                     513,576,120        290,310          292,077              (1,767)
01/07/1998          GBP                         775,796      1,274,195        1,284,884             (10,689)
01/08/1998          ITL                   2,091,702,240      1,182,369        1,188,692              (6,323)
01/09/1998          NLG                       2,400,000      1,183,987        1,232,254             (48,267)
01/15/1998          FIM                       3,250,000        596,979          611,159             (14,180)
01/20/1998          GBP                         186,000        305,586          306,518                (932)
02/18/1998          DEM                       6,800,000      3,790,763        3,918,677            (127,914)
02/18/1998          GBP                         230,000        378,075          383,390              (5,315)
02/19/1998          GBP                         189,000        310,684          312,060              (1,376)
02/25/1998          NLG                      10,000,000      4,948,705        5,069,223            (120,518)
02/26/1998          FIM                       1,300,000        239,418          244,361              (4,943)
03/04/1998          SEK                       2,250,000        283,874          286,904              (3,030)
03/11/1998          ITL                   1,470,000,000        830,674          856,929             (26,255)
03/11/1998          SEK                       2,300,000        290,233          305,900             (15,667)
03/26/1998          FIM                       7,750,000      1,429,603        1,501,677             (72,074)
05/11/1998          GBP                          20,000         32,925           32,729                 196
                                                                                            ---------------
                                                                                            $      (472,516)
                                                                                            ---------------

    U.S. FORWARD FOREIGN CURRENCY CONTRACTS TO SELL

                                            CONTRACTS TO DELIVER                             NET UNREALIZED
                    --------------------------------------------------------------------     APPRECIATION/
    EXPIRATION                                             VALUE IN       IN EXCHANGE       (DEPRECIATION)
       DATE                   LOCAL CURRENCY                U.S. $         FOR U.S. $        OF CONTRACTS
--------------      -----------------------------------    -----------    -------------     ----------------
01/02/1998          SEK                         782,932         98,608          100,988     $         2,380
01/05/1998          NLG                         942,843        465,023          467,768               2,745
01/05/1998          SEK                       2,163,091        272,445          275,581               3,136
01/06/1998          NLG                         276,380        136,320          137,008                 688
01/07/1998          SEK                         540,073         68,026           68,514                 488
01/09/1998          ITL                   4,450,000,000      2,515,404        2,527,170              11,766
01/09/1998          NLG                       5,000,000      2,466,640        2,441,525             (25,115)
01/15/1998          FIM                       3,821,000        701,864          737,143              35,279
01/20/1998          GBP                         240,000        394,304          396,980               2,676
02/18/1998          GBP                         230,000        378,075          373,107              (4,968)
02/18/1998          DEM                       6,800,000      3,790,763        3,669,378            (121,385)
02/18/1998          GBP                         225,000        369,862          376,875               7,013
02/25/1998          NLG                      13,750,000      7,917,927        8,025,556             107,629
02/26/1998          FIM                       2,460,000        453,053          444,846              (8,207)
03/04/1998          SEK                      10,100,000      1,274,279        1,309,938              35,659
03/11/1998          ITL                   1,800,000,000      1,017,151        1,013,913              (3,238)
03/11/1998          SEK                       2,300,000        290,233          304,072              13,839
03/11/1998          GBP                         200,000        328,884          329,800                 916
03/26/1998          FIM                       7,750,000      1,429,604        1,492,106              62,502
03/31/1998          FIM                      18,500,000      3,413,568        3,546,387             132,819
03/31/1998          NLG                       4,300,000      2,132,381        2,170,179              37,798
05/11/1998          GBP                          45,000         74,082           75,375               1,293
05/11/1998          FIM                       7,500,000      1,388,189        1,434,034              45,845
                                                                                            ---------------
                                                                                            $       341,558
                                                                                            ---------------
                    Net Unrealized Depreciation of Forward Foreign Currency Contracts ..    $      (130,958)
                                                                                            ===============

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS

ADR        -- American Depositary Receipt
DEM        -- German Deutsche Mark
FIM        -- Finnish Markka
GBP        -- Great Britain Pound Sterling
ITL        -- Italian Lira
NLG        -- Netherlands Guilder
SEK        -- Swedish Krona
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------


                             EMERGING GROWTH FUND
                        DECEMBER 31, 1997 (UNAUDITED)

                                                                       VALUE
     SHARES                                                           (NOTE 2)
     ------                                                           --------
COMMON STOCKS - 89.9%
  CONSUMER DISCRETIONARY - 15.7%
    170,975  Apollo Group, Inc., Class A+ ......................  $  8,078,569
     61,325  Family Golf Centers, Inc.+ ........................     1,924,072
     56,800  Heftel Broadcasting Corporation, Class A+ .........     2,655,400
     79,325  Outdoor Systems, Inc.+ ............................     3,044,097
    221,625  Paychex, Inc. .....................................    11,219,766
    131,150  Premier Parks, Inc.+ ..............................     5,311,575
     83,375  Profit Recovery Group International, Inc.+ ........     1,479,906
     45,525  Univision Communications, Inc.+ ...................     3,178,214
                                                                  ------------
                                                                    36,891,599
                                                                  ------------
  RESTAURANTS - 15.0%
  2,860,447  J.D. Wetherspoon Plc Ord. .........................    15,737,805
    169,575  Papa John's International Inc.+ ...................     5,913,928
    849,191  PizzaExpress Plc ..................................    10,460,010
    213,700  PJ America Inc.+ ..................................     3,205,500
                                                                  ------------
                                                                    35,317,243
                                                                  ------------
  FINANCIAL SERVICES - 13.6%
    250,025  American Capital Strategies, Ltd. .................     4,531,703
    346,163  Amvescap PLC+ .....................................     2,964,834
     54,275  Charles Schwab Corporation ........................     2,276,158
      3,975  First Empire State Corporation ....................     1,848,375
    201,825  HealthCare Financial Partners, Inc.+ ..............     7,164,788
    244,625  Insignia Financial Group, Inc., Class A+ ..........     5,626,375
    121,475  Medallion Financial Corporation ...................     2,672,450
     37,450  Protective Life Corporation .......................     2,237,638
     79,200  UICI+ .............................................     2,762,100
                                                                  ------------
                                                                    32,084,421
                                                                  ------------
  RETAIL - 12.2%
    165,250  Barnett, Inc.+ ....................................     3,635,500
     71,025  CompUSA Inc.+ .....................................     2,201,773
    239,200  Fastenal Company ..................................     9,149,400
     56,075  MSC Industrial Direct Company, Inc., Class A+ .....     2,376,178
     50,100  O'Reilly Automotive, Inc.+ ........................     1,315,125
    318,525  Petco Animal Supplies, Inc.+ ......................     7,644,600
    115,699  Renters Choice, Inc.+ .............................     2,371,830
                                                                  ------------
                                                                    28,694,406
                                                                  ------------
  HEALTH CARE - 7.8%
      8,600  AmeriPath, Inc.+ ..................................       146,200
     63,600  Mentor Corporation ................................     2,321,400
    354,575  Omnicare Inc. .....................................    10,991,825
     61,625  Pediatrix Medical Group, Inc.+ ....................     2,634,469
     34,950  Sofamor Danek Group, Inc.+ ........................     2,273,935
                                                                  ------------
                                                                    18,367,829
                                                                  ------------
  MATERIALS & PROCESSING - 4.4%
     62,000  Sealed Air Corporation+ ...........................     3,828,500
    324,500  Trigen Energy Corporation .........................     6,408,875
                                                                  ------------
                                                                    10,237,375
                                                                  ------------
  TECHNOLOGY - 3.7%
    118,525  Berg Electronics Corporation+ .....................     2,696,444
     74,250  Maxim Integrated Products, Inc.+ ..................     2,561,625
    112,400  Sipex Corporation+ ................................     3,400,100
                                                                  ------------
                                                                     8,658,169
                                                                  ------------
  CONSUMER STAPLES - 2.6%
    166,450  JP Foodservice Inc.+ ..............................     6,148,247
                                                                  ------------
  COMPUTER SOFTWARE & SERVICES - 2.3%
    144,750  Cadence Design Systems, Inc.+ .....................     3,546,375
    168,875  Tier Technologies, Inc.+ ..........................     1,815,406
                                                                  ------------
                                                                     5,361,781
                                                                  ------------
  TELECOMMUNICATIONS - 1.9%
    439,107  Pricellular Corporation, Class A+ .................     4,583,179
                                                                  ------------
  AUTOS & TRANSPORTATION - 1.8%
     63,050  OEA Systems, Inc. .................................     1,824,509
     99,775  Ryanair Holdings PLC-Sponsored ADR+ ...............     2,506,847
                                                                  ------------
                                                                     4,331,356
                                                                  ------------
  PRODUCER DURABLES - 1.0%
     45,650  Culligan Water Technologies, Inc.+ ................     2,305,325
                                                                  ------------
  ENERGY - 0.3%
     17,575  AES Corporation+ ..................................       819,434
                                                                  ------------
  OTHER - 7.6%
     83,375  Chancellor Media Corporation, Class A+ ............     6,221,859
    338,275  Cyberonics, Inc.+ .................................     5,158,694
     99,175  Hanover Compressor Company+ .......................     1,983,500
     53,375  Rental Service Corporation+ .......................     1,311,023
    129,150  Transcrypt International, Inc.+ ...................     3,212,606
                                                                  ------------
                                                                    17,887,682
                                                                  ------------
             Total Common Stocks
               Cost $144,055,369) ..............................   211,688,046
                                                                  ------------
WARRANTS - 2.6%
 (Cost $2,562,116)
    282,565  Littelfuse Inc., Series A, expires 12/27/2001+ ....     6,216,430
                                                                  ------------

  PRINCIPAL
     AMOUNT
  ---------
COMMERCIAL PAPER - 3.2%
  (Cost $7,598,586)
$ 7,600,000  General Electric Capital Corporation,
               6.70% due 01/02/1998 ............................     7,598,586
                                                                  ------------
U.S. GOVERNMENT AGENCY DISCOUNT NOTE - 4.3%
  (Cost $9,976,208)
 10,000,000  Federal National Mortgage Association (FNMA),
               5.71% due 01/16/1998 ............................     9,976,208
                                                                  ------------
TOTAL INVESTMENTS (COST $164,192,279*) .................. 100.0%   235,479,270
OTHER ASSETS AND LIABILITIES (NET) ......................   0.0        (72,238)
                                                          -----   ------------
NET ASSETS .............................................. 100.0%  $235,407,032
                                                          =====   ============
--------------

*  Aggregate cost for federal tax purposes.
+  Non-income producing security.

SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
    U.S. FORWARD FOREIGN CURRENCY CONTRACTS TO BUY

                                            CONTRACTS TO DELIVER                             NET UNREALIZED
                    --------------------------------------------------------------------     APPRECIATION/
    EXPIRATION                                             VALUE IN       IN EXCHANGE       (DEPRECIATION)
       DATE                   LOCAL CURRENCY                U.S. $         FOR U.S. $        OF CONTRACTS
--------------      -----------------------------------    -----------    -------------     ----------------
01/20/1998          GBP                   3,500,000          5,750,271        5,911,500         $  (161,229)
02/25/1998          GBP                   1,100,000          1,808,393        1,797,075              11,318
02/26/1998          GBP                   1,050,000          1,726,221        1,770,054             (43,833)
                                                                                                -----------
                                                                                                $  (193,744)
                                                                                                -----------

    U.S. FORWARD FOREIGN CURRENCY CONTRACTS TO SELL

                                            CONTRACTS TO DELIVER                             NET UNREALIZED
                    --------------------------------------------------------------------     APPRECIATION/
    EXPIRATION                                             VALUE IN       IN EXCHANGE       (DEPRECIATION)
       DATE                   LOCAL CURRENCY                U.S. $         FOR U.S. $        OF CONTRACTS
--------------      -----------------------------------    -----------    -------------     ----------------
01/20/1998          GBP                   3,500,000          5,750,271        5,887,000         $   136,729
02/25/1998          GBP                   1,750,000          2,876,988        2,759,000            (117,988)
02/26/1998          GBP                   1,737,000          2,855,663        2,781,934             (73,729)
03/04/1998          GBP                   3,500,000          5,754,686        5,589,500            (165,186)
03/11/1998          GBP                     515,000            846,877          862,198              15,321
05/06/1998          GBP                   6,050,000          9,959,077       10,127,058             167,981
05/11/1998          GBP                   1,500,000          2,469,408        2,512,500              43,092
                                                                                                -----------
                                                                                                $     6,220
                                                                                                -----------
                    Net Unrealized Depreciation of Forward Foreign Currency Contracts ..        $  (187,524)
                                                                                                ===========

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS

ADR        -- American Depositary Receipts
GBP        -- Great Britain Pound Sterling
--------------------------------------------------------------------------------


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------


                          INTERNATIONAL GROWTH FUND
                        DECEMBER 31, 1997 (UNAUDITED)

                                                                      VALUE
     SHARES                                                          (NOTE 2)
     ------                                     `                     ------
COMMON STOCKS - 93.4%
  JAPAN - 16.3%
     34,100  Advantest Corporation .............................  $ 1,932,899
     55,000  Fuji Bank Ltd. ....................................      222,444
    180,000  Fujikura Ltd. .....................................    1,191,268
    137,000  Fujitsu Ltd. ......................................    1,469,163
     86,000  Hankyu Realty .....................................      401,838
    140,000  NEC Corporation ...................................    1,490,617
      5,300  Nichiei Company, Ltd.+ ............................      564,305
     50,000  Nomura Securities Company Ltd. ....................      666,411
     36,000  Orix Corporation ..................................    2,509,383
        700  Parco Company .....................................        2,123
     21,000  Rohm Company ......................................    2,139,410
      3,000  Shohkoh Fund & Company Ltd.+ ......................      914,592
     33,000  Sony Corporation ..................................    2,932,210
    130,000  Sumitomo Bank Ltd. ................................    1,483,723
     24,000  TDK Corporation ...................................    1,808,962
         50  Tohoku Electric & Power Company ...................          758
                                                                  -----------
                                                                   19,730,106
                                                                  -----------
  UNITED KINGDOM - 13.4%
     35,200  Biocompatibles International plc+ .................      284,718
    190,952  British Airport Authority .........................    1,561,777
    488,403  Cookson Group Plc .................................    1,568,161
     69,000  Glaxo Wellcome Plc+ ...............................    1,631,838
     98,913  Hanson Plc ........................................      442,673
    115,300  Imperial Chemical Industries ......................    1,800,841
    319,200  Medeva Plc ........................................      846,644
    226,300  Orange Plc+ .......................................      981,192
      4,900  Perpetual Plc+ ....................................      226,135
    619,100  Pilkington Plc ....................................    1,301,476
    350,000  Rolls Royce Plc ...................................    1,350,832
    124,700  Royal & Sun Alliance Insurance Group Plc+ .........    1,255,430
      8,400  Safeway Inc.+ .....................................       47,319
    369,250  Thistle Hotels Plc ................................      961,203
    347,150  Williams Holdings Plc .............................    1,927,078
                                                                  -----------
                                                                   16,187,317
                                                                  -----------
  FRANCE - 11.0%
     27,650  Axa-UAP+ ..........................................    2,138,971
     23,600  Banque Nationale de Paris+ ........................    1,254,093
      5,640  Copagnie de St. Gobain+ ...........................      801,030
     15,400  Elf Aquitaine SA+ .................................    1,790,698
     57,363  La Gardere Groupe .................................    1,896,219
     51,700  Rhone-Poulenc Rorer, Inc.+ ........................    2,315,336
     64,400  Societe Generale Ord. .............................    1,668,837
     13,000  Total SA+ .........................................    1,414,452
                                                                  -----------
                                                                   13,279,636
                                                                  -----------
  ITALY - 4.3%
     41,000  Assicurazioni Generali, Spa+ ......................    1,007,038
    292,000  ENI, Spa+ .........................................    1,655,602
    801,700  Parmalat Finanziaria Spa+ .........................    1,146,581
    230,000  Telecom Italia Spa+ ...............................    1,469,192
                                                                  -----------
                                                                    5,278,413
                                                                  -----------
  SWEDEN - 4.2%
    194,100  ABB AB, B Shares ..................................    2,285,715
      1,900  Biora AB, ADR+ ....................................       39,425
     32,300  Electrolux AB, B Shares ...........................    2,241,502
     86,800  Nordbanken AB+ ....................................      490,853
                                                                  -----------
                                                                    5,057,495
                                                                  -----------
  GERMANY - 3.5%
     14,000  Fresenius Medical Care AG+ ........................      929,961
     50,100  Hoechst AG+ .......................................    1,754,475
      3,115  Mannesmann AG+ ....................................    1,573,949
                                                                  -----------
                                                                    4,258,385
                                                                  -----------
  SWITZERLAND - 3.3%
      1,180  Julius Baer Holdings AG, Series B .................    2,187,801
     12,690  Oerlikon-Buehrle Holding AG+ ......................    1,779,804
                                                                  -----------
                                                                    3,967,605
                                                                  -----------
  NEW ZEALAND - 3.1%
  2,262,500  Brierley Investments Ltd. Ord. ....................    1,615,876
    228,700  Fletcher Challenge - Building Division ............      467,437
    500,348  Fletcher Challenge - Forest Division ..............      415,454
  2,665,500  Wrightson Ltd. ....................................    1,238,178
                                                                  -----------
                                                                    3,736,945
                                                                  -----------
  NETHERLANDS - 3.1%
     18,200  ASM Lithography Holding NV, ADR+ ..................    1,228,500
     41,700  Philips Electronics NV ............................    2,500,725
                                                                  -----------
                                                                    3,729,225
                                                                  -----------
  AUSTRALIA - 2.9%
    134,400  Foodland Associates Ltd. ..........................    1,006,556
    155,900  National Australia Bank Ltd. ......................    2,177,455
    163,000  Oil Search Ltd. ...................................      294,697
                                                                  -----------
                                                                    3,478,708
                                                                  -----------
  NORWAY - 2.9%
     90,400  Fred Olsen Energy ASA+ ............................    1,875,417
     45,800  SAS Norske ASA+ ...................................      639,647
     36,600  Smedvig ASA, B Shares .............................      769,220
      2,500  Smedvig ASA, B Shares, Sponsored ADR ..............       52,500
      2,800  Transocean Offshore Inc.+ .........................      134,925
                                                                  -----------
                                                                    3,471,709
                                                                  -----------
  ARGENTINA - 2.8%
     27,300  Telefonica de Argentina, ADR ......................    1,016,925
     68,000  YPF Sociedad Anonima, Sponsored ADR ...............    2,324,750
                                                                  -----------
                                                                    3,341,675
                                                                  -----------
  ISRAEL - 2.8%
    126,000  Blue Square-Israel Ltd., ADR ......................    1,559,250
     69,800  ECI Telecommunications Ltd., ADR ..................    1,779,900
                                                                  -----------
                                                                    3,339,150
                                                                  -----------
  SINGAPORE - 2.6%
    261,000  D.B.S. Land Ltd. ..................................      399,514
    231,800  Development Bank of Singapore (F) .................    1,980,374
     91,109  Jardine Matheson Holdings .........................      464,656
    212,000  Keppel Bank .......................................      340,860
                                                                  -----------
                                                                    3,185,404
                                                                  -----------
  HONG KONG - 2.6%
    444,000  Costco Pacific Ltd.+ ..............................      360,976
    846,125  First Pacific Company .............................      409,468
     54,500  Guangshen Railway Ltd., ADR .......................      732,344
     67,200  HSBC Holdings Ord. ................................    1,656,369
                                                                  -----------
                                                                    3,159,157
                                                                  -----------
  DENMARK - 2.3%
     56,300  International Service Systems AS, Class B+ ........    2,070,608
     45,900  SAS Danmark A/S+ ..................................      669,887
                                                                  -----------
                                                                    2,740,495
                                                                  -----------
  PORTUGAL - 2.2%
     21,000  Cimpor ............................................      550,416
     21,800  Portugal Telecommunications, ADR ..................    1,024,600
     22,000  Portugal Telecommunications SA ....................    1,020,810
                                                                  -----------
                                                                    2,595,826
                                                                  -----------
  FINLAND - 1.8%
     37,450  Huhtamaki Group, I Shares .........................    1,546,328
     36,475  Rauma Group+ ......................................      568,960
                                                                  -----------
                                                                    2,115,288
                                                                  -----------
  INDIA - 1.7%
     96,100  Reliance Industries Ltd., GDS .....................      810,844
     71,800  State Bank of India, GDR++ ........................    1,283,425
                                                                  -----------
                                                                    2,094,269
                                                                  -----------
  BRAZIL - 1.6%
  2,771,000  Cia Saneamento Basico Estado ......................      657,959
      2,800  Orbotech, Ltd.+ ...................................       89,250
      9,900  Telebras, Sponsored ADR ...........................    1,152,731
                                                                  -----------
                                                                    1,899,940
                                                                  -----------
  AUSTRIA - 1.5%
     11,518  VA Technologie AG .................................    1,748,923
                                                                  -----------
  MEXICO - 1.4%
     51,927  ALFA, S.A. de C.V.+ ...............................      349,376
     40,988  Panamerican Beverages, Class A ....................    1,337,234
                                                                  -----------
                                                                    1,686,610
                                                                  -----------
  BELGUIM - 1.0%
      9,221  Credit Communal Holdings+ .........................    1,238,144
                                                                  -----------
  SPAIN - 0.6%
     55,200  Iberdrola S.A .....................................      726,459
                                                                  -----------
  IRELAND - 0.3%
     77,800  Greencore Group Plc+ ..............................      365,418
                                                                  -----------
  INDONESIA - 0.2%
  1,513,500  PT Lippo Securities ...............................       61,916
    214,000  Semen Gresik (F) ..................................      125,482
                                                                  -----------
                                                                      187,398
                                                                  -----------
             Total Common Stocks
               (Cost $109,197,555) .............................  112,599,700
                                                                  -----------
 PREFERRED STOCKS - 0.5%
  (Cost $610,304)
  2,808,000  Petroleo Brasileiro SA ............................      656,680
                                                                  -----------
 RIGHTS - 0.0%
  (Cost $0)
      9,150  Cia Saneamento Basico Estado Rights ...............            0
      4,296  Housing & Commercial Bank Rights ..................            0
                                                                  -----------
             Total Rights (Cost $0) ............................            0
                                                                  -----------
 WARRANTS - 0.1%
  (Cost $4,549)
     27,000  Rhone-Poulenc Rorer, Inc., expires 11/05/2001+ ....       94,635
                                                                  -----------

  PRINCIPAL
     AMOUNT
  ---------
 REPURCHASE AGREEMENT - 4.2%
   (Cost $5,160,000)
 $5,160,000  Agreement with State Street Bank & Trust Company,
               5.750% dated 12/31/1997,
               to be repurchased at $5,161,648 on
               01/02/1998, collateralized by
               $5,180,000 U.S. Treasury Note,
               6.125% due 03/31/1998
               (Market Value - $5,345,256) .....................    5,160,000
                                                                  -----------

                                                                EXPIRATION       STRIKE
                                                                   DATE          PRICE
                                                                ------------     -------
CALL OPTIONS PURCHASED ON STOCK INDICES - 0.0%
SGD          2,217  Singapore DBS 50 Index .................      01/22/1998       402.713                 0
SGD          2,153  Singapore DBS 50 Index .................      01/23/1998       406.912                 0
SGD          2,121  Singapore DBS 50 Index .................      01/26/1998       407.393                 0
SGD            410  Singapore DBS 50 Index .................      02/26/1998       404.003                 0
                                                                                                ------------
                    Total Call Options Purchased on Stock Indices (Cost $300,000) ........                 0
                                                                                                ------------
TOTAL INVESTMENTS (COST $115,272,408*) ............................................  98.2%       118,511,015
OTHER ASSETS AND LIABILITIES (NET) ................................................   1.8          2,020,467
                                                                                    -----       ------------
NET ASSETS ........................................................................ 100.0%      $120,531,482
                                                                                    =====       ============

--------------

 *  Aggregate cost for federal tax purposes.
 +  Non-income producing security.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers.

As of December 31, 1997, sector diversification was as follows:

                                                     % OF              VALUE
            SECTOR DIVERSIFICATION                NET ASSETS          (NOTE 2)
            ----------------------               ------------     -------------
COMMON STOCKS:
Financial Services ............................      27.8%        $ 33,507,953
Producer Durables .............................      12.6           15,175,307
Material & Processing .........................      11.0           13,235,679
Energy ........................................       8.6           10,312,260
Telecommunications ............................       7.0            8,483,887
Health Care ...................................       5.0            6,047,922
Technology ....................................       4.9            5,881,271
Consumer Staples ..............................       4.2            5,093,966
Autos & Transportation ........................       2.8            3,392,710
Utilities .....................................       2.1            2,537,907
Consumer Discretionary ........................       1.6            1,896,219
Retail ........................................       1.3            1,608,692
Computer Software & Services ..................       0.1               89,250
Other .........................................       4.4            5,336,677
                                                    -----         ------------
TOTAL COMMON STOCKS ...........................      93.4          112,599,700
OTHER INVESTMENTS .............................       4.8            5,911,315
                                                    -----         ------------
TOTAL INVESTMENTS .............................      98.2          118,511,015
OTHER ASSETS AND LIABILITIES (NET) ............       1.8            2,020,467
                                                    -----         ------------
NET ASSETS ....................................     100.0%        $120,531,482
                                                    =====         ============

SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
    U.S. FORWARD FOREIGN CURRENCY CONTRACTS TO BUY


                            CONTRACTS TO RECEIVE
              -----------------------------------------------  NET UNREALIZED
 EXPIRATION                          VALUE IN    IN EXCHANGE    DEPRECIATION
    DATE          LOCAL CURRENCY      U.S. $      FOR U.S. $    OF CONTRACTS
-----------   ---------------------- --------    -----------   --------------
02/27/1997    JPY         60,402,050    466,587      470,000     $    (3,413)
                                                                 -----------

    U.S. FORWARD FOREIGN CURRENCY CONTRACTS TO SELL

                           CONTRACTS TO DELIVER                NET UNREALIZED
              -----------------------------------------------   APPRECIATION/
 EXPIRATION                          VALUE IN    IN EXCHANGE   (DEPRECIATION)
    DATE          LOCAL CURRENCY      U.S. $      FOR U.S. $    OF CONTRACTS
-----------   ---------------------- --------    -----------   --------------
01/02/1998    MXN            106,949     13,252       13,252     $         0
01/05/1998    THB         13,749,058    294,510      287,217          (7,293)
01/05/1998    MXN            378,248     46,868       46,895              27
02/27/1998    JPY      3,154,301,750 24,365,993   25,787,336       1,421,343
                                                                 -----------
                                                                 $ 1,414,077
                                                                 -----------
              Net Unrealized Appreciation of Forward Foreign
                Currency Contracts ..........................    $ 1,410,664
                                                                 ===========

--------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
ADR        -- American Depositary Receipt
(F)        -- Foreign or Alien Shares
GDR        -- Global Depositary Receipt
GDS        -- Global Depositary Share
JPY        -- Japanese Yen
MXN        -- Mexican Peso
SGD        -- Singapore Dollar
THB        -- Thai Baht
--------------------------------------------------------------------------------


                       See Notes to Financial Statements.

-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
-------------------------------------------------------------------------------
                          TARGET MATURITY 2002 FUND
                        DECEMBER 31, 1997 (UNAUDITED)

         PRINCIPAL                                                 VALUE
          AMOUNT                                                  (NOTE 2)
        ----------                                                 -------
U.S. TREASURY OBLIGATION - 97.6%
 U.S. TREASURY STRIP
 $3,405,000  Zero coupon due 11/15/2002 ........................  $2,590,081
                                                                  ----------
TOTAL INVESTMENTS (COST $2,507,482*) ....................  97.6%   2,590,081
OTHER ASSETS AND LIABILITIES (NET) ......................   2.4       64,804
                                                          -----   ----------
NET ASSETS .............................................. 100.0%  $2,654,885
                                                          =====   ==========
--------------

*  Aggregate cost for federal tax purposes.

-------------------------------------------------------------------------------
                                GLOSSARY OF TERMS

STRIP   -- Separate trading of registered interest and principal of securities
-------------------------------------------------------------------------------

 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

                              SIERRA TRUST FUNDS

1.  ORGANIZATION AND BUSINESS

Sierra Trust Funds (the "Trust") was organized under the laws of the Commonwealth of Massachusetts on February 22, 1989 as a business entity commonly known as a "Massachusetts business trust." The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust offers sixteen managed investment funds: the Global Money, U.S. Government Money and California Money Funds (the "Money Funds"); the Short Term High Quality Bond, Short Term Global Government, U.S. Government and Corporate Income Funds (the "Bond Funds"); the California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal and National Municipal Funds (the "Municipal Funds"); the Growth and Income, Growth, Emerging Growth and International Growth Funds (the "Equity Funds"); and the Target Maturity 2002 Fund. Information presented in these financial statements pertains only to the Bond Funds, Municipal Funds, Equity Funds and Target Maturity 2002 Fund, hereafter referred to as the "Funds". The financial statements for the Money Funds are presented in a separate report.

Each of the Funds, except the Target Maturity 2002 Fund, consists of four classes of shares, Class A Shares, Class B Shares, Class S Shares and Class I Shares. The Target Maturity 2002 Fund offers only Class A Shares. Class A Shares of the Funds are subject to an initial sales charge at the time of purchase. Certain Class A Shares of the Funds purchased without an initial sales charge may be subject to a contingent deferred sales charge ("CDSC") if redeemed within one year or two years of purchase, depending on the circumstances. Class B Shares and Class S Shares are not subject to an initial sales charge. Class B Shares of the Short Term High Quality Bond and Short Term Global Government Funds (the "Short Term Funds") that are redeemed within four years of purchase, and Class B Shares of the remaining Funds (the "Long Term Funds") that are redeemed within six years of purchase will be subject to a CDSC. Class S Shares are subject to a CDSC if redeemed within six years of purchase. Class I Shares of the Bond Funds and Equity Funds are sold exclusively to the various investment portfolios of Sierra Asset Management Portfolios, an open-end management investment company, and are not available for direct purchase by investors. Class I Shares are not subject to an initial sales charge or CDSC, but are subject to other annual operating expenses of the Funds. Class I shares of the Municipal Funds represent seed shares owned by Sierra Fund Administration Corporation ("Sierra Administration").

2.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

PORTFOLIO VALUATION:

A security that is primarily traded on a United States ("U.S.") or foreign exchange (including securities traded through the NASDAQ National Market System) is valued at the last sale price on that exchange or, if there were no sales during the day, at the current quoted bid price. Portfolio securities that are primarily traded on foreign exchanges are generally valued at the most recent closing values of such securities on their respective exchanges, except when an occurrence subsequent to the time a value was so established is likely to have changed the value, then the fair value of those securities will be determined in good faith through consideration of other factors by or under the direction of the Board of Trustees or its delegates. Over-the-counter securities that are not traded through the NASDAQ National Market System and securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market, are valued on the basis of the bid price at the close of business on each day. Investments in U.S. Government securities (other than short-term securities) are valued at the average of the quoted bid and asked prices in the over-the-counter market. The current market value of an option is the last price on the principal exchange on which such option is traded or, in the absence of a sale, is the mean between the last bid and offering price. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. A settlement price may not be issued if the market makes a limited move with respect to the security or index underlying the futures contract. In such event, the futures contract will be valued at a fair market value to be determined by or under the direction of the Board of Trustees. Short-term investments that mature in 60 days or less are valued at amortized cost; such investments denominated in foreign currencies are stated at amortized cost as determined in the foreign currency, translated to U.S. dollars at the current day's exchange rate.

Corporate debt securities and debt securities of U.S. issuers (other than U.S. Government securities and short-term investments), including municipal securities, are valued by an independent pricing service which utilizes market quotations and transactions, quotations from dealers and various relationships among securities in determining value. If not valued by a pricing service, such securities are valued at prices obtained from independent brokers. Investments with prices that cannot be readily obtained, if any, are carried at fair value as determined in good faith under consistently applied procedures established by and under the supervision of the Board of Trustees.

REPURCHASE AGREEMENTS:

Each Fund may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Fund through its custodian takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed upon price and time, thereby determining the yield during the Fund's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligation, including interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. Each Fund's respective Sub-advisor, acting under the supervision of the Trust's investment advisor, Sierra Investment Advisors Corporation ("Sierra Advisors"), and the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

REVERSE REPURCHASE AGREEMENTS:

Each Fund may engage in reverse repurchase agreements. Reverse repurchase agreements are the same as repurchase agreements except that, in this instance, the Funds would assume the role of seller/borrower in the transaction. The Funds may use reverse repurchase agreements to borrow short term funds. The value of the reverse repurchase agreements that the Funds have committed to sell are reflected in the Funds' Statements of Assets and Liabilities. The Funds will maintain segregated accounts with the Trust's custodian consisting of U.S. Government securities, cash or money market instruments that at all times are in an amount equal to their obligations under reverse repurchase agreements. Reverse repurchase agreements involve the risks that the market value of the securities sold by the Funds may decline below the repurchase price of the securities and, if the proceeds from the reverse repurchase agreement are invested in securities, that the market value of the securities bought may decline below the repurchase price of the securities sold.

OPTION CONTRACTS:

The Short Term High Quality Bond, Short Term Global Government, U.S. Government, Corporate Income, Growth and Income, Growth, Emerging Growth and International Growth Funds may engage in option contracts. The Funds may use option contracts to manage their exposure to the stock and bond markets and to fluctuations in interest rates and currency values. The underlying principal amounts and option values are shown in the Portfolio of Investments under the captions "Put Options Purchased on Foreign Currency," "Call Options Written on Foreign Currency" and "Call Options Purchased on Stock Indices." These amounts reflect each contract's exposure to the underlying instrument at December 31,1997. Writing puts and buying calls tends to increase the Funds' exposure to the underlying instrument. Buying puts and writing calls tends to decrease the Funds' exposure to the underlying instruments or to hedge other Fund investments.

Upon the purchase of a put option or a call option by the Funds, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Funds will realize a loss in the amount of the cost of the option. When the Funds enter into a closing sale transaction, the Funds will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Funds exercise a put option, they will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Funds exercise a call option, the cost of the security which the Funds purchase upon exercise will be increased by the premium originally paid.

When the Funds write a call option or a put option, an amount equal to the premium received by the Funds is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Funds realize a gain equal to the amount of the premium received. When the Funds enter into a closing purchase transaction, the Funds realize a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the Funds realize a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the Funds purchased upon exercise.

The risk associated with purchasing options is limited to the premium originally paid. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities. The risk in writing a covered call option is that the Funds may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that the Funds may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk the Funds may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform.

The Short Term High Quality Bond, Short Term Global Government, Growth and International Growth Funds may engage in options on foreign currency and options on interest rate futures as a hedge to provide protection against adverse movements in the value of foreign securities in the portfolio.

Certain risks are associated with the use of options on foreign currency and options on interest rate futures contracts as hedging devices. The predominant risk is that the movement in the price of the instrument underlying such options may not correlate perfectly with the movement in the prices of the assets being hedged. The lack of correlation could render the Funds' hedging strategy unsuccessful and could result in a loss to the Funds. In addition, there is the risk the Funds may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty's inability to perform. Options written by a Fund involve, to varying degrees, risk of loss in excess of the option value reflected in the Statements of Assets and Liabilities.

FUTURES CONTRACTS:

The Short Term High Quality Bond, Short Term Global Government, U.S. Government, Corporate Income, California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal, National Municipal, Growth and Income, Growth, Emerging Growth and International Growth Funds may engage in futures transactions. The Funds may use futures contracts to manage their exposure to the stock and bond markets and to fluctuations in interest rates and currency values. The underlying value of a futures contract is incorporated within the unrealized appreciation/(depreciation) shown in the Portfolio of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at December 31, 1997. Buying futures contracts tends to increase the Fund's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Fund's exposure to the underlying instrument, or to hedge other Fund investments.

Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

There are several risks in connection with the use of futures contracts as a hedging device. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statements of Assets and Liabilities. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

FOREIGN CURRENCY:

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. It is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the portion that arises from changes in market prices of investments during the period. Accordingly, all such changes have been reflected as net gain/(loss) from security transactions in the Statements of Operations.

Unrealized gains and losses, not relating to securities, which result from changes in foreign currency exchange rates have been included in unrealized appreciation/(depreciation) of foreign currency and other assets and liabilities. Unrealized gains and losses of securities, which result from changes in foreign currency exchange rates as well as changes in market prices of securities, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) from security transactions.

FORWARD FOREIGN CURRENCY CONTRACTS:

The Short Term High Quality Bond, Short Term Global Government, Corporate Income, Growth and Income, Growth, Emerging Growth and International Growth Funds may enter into forward foreign currency contracts. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Funds may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Funds' foreign currency exposure. The U.S. dollar market value, contract value and the foreign currencies the Funds have committed to buy or sell are shown in the Portfolio of Investments under the caption "Schedule of Forward Foreign Currency Contracts." These amounts represent the aggregate exposure to each foreign currency the Funds have acquired or hedged through forward foreign currency contracts at December 31, 1997. Forward foreign currency contracts are reflected as both a forward foreign currency contract to buy and a forward foreign currency contract to sell. Forward foreign currency contracts to buy generally are used to acquire exposure to foreign currencies, while forward foreign currency contracts to sell are used to hedge the Funds' investments against currency fluctuations. Also, a forward foreign currency contract to buy or sell can offset a previously acquired opposite forward foreign currency contract.

Forward foreign currency contracts are marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service. The change in a contract's market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed or delivery is taken, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the Fund's securities, but it does establish a rate of exchange that can be achieved in the future. These forward foreign currency contracts involve market risk in excess of the unrealized appreciation/(depreciation) of forward foreign currency contracts reflected in the Funds' Statements of Assets and Liabilities. Although forward foreign currency contracts used for hedging purposes limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund's Sub-advisor will enter into forward foreign currency contracts only with parties approved by the Board of Trustees because there is a risk of loss to the Funds if the counterparties do not complete the transaction.

DOLLAR ROLL TRANSACTIONS:

The Short Term High Quality Bond, U.S. Government and Corporate Income Funds, in order to seek a high level of current income, may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. The value of the dollar roll transactions are reflected in the Funds' Statements of Assets and Liabilities. A dollar roll transaction involves a sale by the Funds of securities that they hold with an agreement by the Funds to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest as those sold, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. The Funds are paid a fee for entering into a dollar roll transaction, that is accrued as income over the life of the dollar roll contract. During the period between the sale and repurchase, the Funds will not be entitled to receive interest and principal payments on the securities sold. Management anticipates that the proceeds of the sale will be invested in additional instruments for the Funds, and the income from these investments, together with any additional fee income received on the dollar roll transaction will generate income for the Funds exceeding the interest that would have been earned on the securities sold. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those similar securities which the Fund is obligated to purchase or that the return earned by the Fund with the proceeds of a dollar roll may not exceed transaction costs.

INDEXED SECURITIES:

Each of the Funds may invest in indexed securities whose value is linked either directly or inversely to changes in foreign currencies, interest rates, commodities, inflation, indices, or other reference instruments. Indexed securities may be more volatile than the reference instrument itself, but any loss is limited to the amount of the original investment.

ILLIQUID INVESTMENTS:

Up to 15% of the assets of each Fund may be invested in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) to the extent a liquid secondary market does not exist for the instruments, futures contracts and options thereon; (4) certain over-the-counter options; (5) except for the Short Term Global Government Fund, certain variable rate demand notes having a demand period of more than seven days; and (6) securities, the disposition of which are restricted under Federal securities laws, excluding certain Rule 144A securities, as defined below.

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Funds have valued the investments. This may have an adverse effect on the Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A Securities"). Rule 144A securities generally may be resold only to other qualified institutional buyers. If a particular investment in Rule 144A securities is not determined to be liquid under the guidelines established by the Board of Trustees, that investment will be included within the 15% limitation, as applicable, on investment in illiquid securities.

CASH FLOW INFORMATION:

Cash, as used in the Statements of Cash Flows for the U.S. Government Fund and Corporate Income Fund, is the amount reported in the Statements of Assets and Liabilities and represents cash on hand at the Fund's custodian bank account and does not include any short term investments as of December 31, 1997. Information on financial transactions which have been settled through receipt or disbursement of cash is presented in the Statements of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities, accretion of income recognized on investment securities and amortization of deferred organization costs.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME:

Securities transactions are recorded as of the trade date (the date the order to buy or sell is executed). Realized gains and losses from securities sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis and consists of interest accrued and, if applicable, discount earned less premiums amortized. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among the classes of that Fund based upon the relative average net assets of each class. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund in a separate account with a current value at least equal to the amount of its when-issued purchase commitments.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

Dividends from net investment income of the Bond Funds and Municipal Funds are declared daily and paid monthly. Dividends from the net investment income of the Growth and Income Fund are declared and paid quarterly. Dividends from the net investment income of the Growth Fund are declared and paid semiannually. Dividends from the net investment income of the Emerging Growth, International Growth and Target Maturity 2002 Funds are declared and paid annually. Distributions of any net long-term capital gains earned by a Fund are made annually. Distributions of any net short-term capital gains earned by a Fund are distributed no less frequently than annually at the discretion of the Board of Trustees. Additional distributions of net investment income and capital gains for each Fund may be made at the discretion of the Board of Trustees in order to avoid the application of a 4% non-deductible excise tax on certain undistributed amounts of ordinary income and capital gains. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences, organizational costs, dividends payable, redesignated distributions and differing characterization of distributions made by each Fund as a whole.

FEDERAL INCOME TAXES:

It is each Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by, among other things, distributing substantially all of its taxable and tax-exempt earnings to its shareholders. Therefore, no Federal income tax provision is required.

EXPENSES:

General expenses of the Trust are allocated to all the Funds based upon relative net assets of each Fund. Operating expenses directly attributable to a class of shares are charged to the operations of that class of shares. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes to which the expenses relate based on the relative average net assets of each class of shares.

OTHER:

The California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal and National Municipal Funds (the "Municipal Funds") and the Corporate Income Fund may purchase floating rate, inverse floating rate and variable rate obligations, including municipal securities and participation interests therein. Floating rate obligations have an interest rate that changes whenever there is a change in the external interest rate, while variable rate obligations provide for a specified periodic adjustment in the interest rate. The interest rate on an inverse floating rate obligation (an "inverse floater") can be expected to move in the opposite direction from the market rate of interest to which the inverse floater is indexed. The Funds may purchase floating rate, inverse floating rate and variable rate obligations that carry a demand feature which would permit the Funds to tender them back to the issuer or remarketing agent at par value prior to maturity. Frequently, floating rate, inverse floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. The Corporate Income Fund may purchase mortgage-backed securities that are floating rate, inverse floating rate and variable rate obligations. Although variable rate demand notes are frequently not rated by credit rating agencies, unrated notes purchased by the Funds will be of comparable quality at the time of purchase to rated instruments that may be purchased by such Fund, as determined by such Fund's Sub-advisor. Moreover, while there may be no active secondary market with respect to a particular variable rate demand note purchased by a Fund, the Fund may, upon the notice specified in the note, demand payment of the principal of and accrued interest on the note at any time and may resell the note at any time to a third party. The absence of such an active secondary market, however, could make it difficult for a Fund to dispose of a particular variable rate demand note in the event the issuer of the note defaulted on its payment obligations, and the Fund could, for this or other reasons, suffer a loss to the extent of the default.

An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Inherent in these instruments is the risk of potential loss should the Fund be delayed or prevented from exercising the put feature.

3.  INVESTMENT ADVISORY, SUB-ADVISORY, ADMINISTRATION FEES AND OTHER
TRANSACTIONS

Sierra Advisors, an indirect wholly-owned subsidiary of Washington Mutual Inc. ("Washington Mutual"), a publicly held corporation, serves as investment advisor to the Trust. Scudder Kemper Investments, Inc. (formerly Scudder, Stevens & Clark, Inc.) ("Scudder"), a wholly-owned subsidiary of the Zurich Group, serves as the Sub-advisor to the Short Term High Quality Bond and Short Term Global Government Funds. BlackRock Financial Management, Inc. ("BlackRock"), an indirect wholly-owned subsidiary of PNC Bank, N.A., an indirect wholly-owned subsidiary of PNC Bank Corp. ("PNC"), a publicly traded multi-bank holding company, serves as the Sub-advisor to the U.S. Government and Target Maturity 2002 Funds. TCW Funds Management, Inc. ("TCW"), a wholly-owned subsidiary of The TCW Group, Inc., a privately held company, serves as the Sub-advisor to the Corporate Income Fund. Van Kampen American Capital Management Inc. ("Van Kampen"), a wholly-owned subsidiary of VK/AC Holding, Inc., which in turn is a wholly-owned subsidiary of Morgan Stanley, Dean Witter, Discover & Co., serves as the Sub-advisor to the California Municipal, Florida Insured Municipal, California Insured Intermediate Municipal and National Municipal Funds. J.P. Morgan Investment Management Inc. ("J.P. Morgan"), a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated, a publicly traded company, serves as the Sub-advisor to the Growth and Income Fund. Janus Capital Corporation ("Janus"), an indirect majority-owned subsidiary of Kansas City Southern Industries, Inc., which is a publicly traded holding company, serves as the Sub-advisor to the Growth and Emerging Growth Funds. Warburg, Pincus Asset Management (formerly Warburg, Pincus Counsellors, Inc.) ("Warburg"), a privately held corporation, serves as the Sub-advisor to the International Growth Fund. Each of the foregoing sub-advisors is referred to individually as a "Sub-advisor" and collectively as the "Sub-advisors."

Sierra Advisors is entitled to a monthly fee, in arrears, based on a percentage of the average daily net assets of each Fund during the month, out of which Sierra Advisors pays the Sub-advisor of each Fund a monthly fee, in arrears, at annual rates as follows:

                                                                                                 FEES ON
                                                                                                 ASSETS
                                                                                                EXCEEDING
                                                                        FEES ON               $200 MILLION               FEES ON
                                                                    ASSETS EQUAL TO           AND EQUAL TO               ASSETS
                                                                     OR LESS THAN             OR LESS THAN              EXCEEDING
                   NAME OF FUND                                      $200 MILLION             $500 MILLION            $500 MILLION
                   ------------                                     ----------------          ------------            -------------
Short Term High Quality Bond Fund
  Sierra Advisors .............................................          .35%                     .35%                    .30%
  Sub-advisor .................................................          .15%                     .10%                    .10%
                                                                          ---                      ---                     ---
    Total fees paid to Sierra Advisors* .......................          .50%                     .45%                    .40%
                                                                          ===                      ===                     ===
Short Term Global Government Fund
  Sierra Advisors .............................................          .37%                     .55%                    .45%
  Sub-advisor .................................................          .28%+                    .10%                    .10%
                                                                          ---                      ---                     ---
    Total fees paid to Sierra Advisors* .......................          .65%                     .65%                    .55%
                                                                          ===                      ===                     ===

                                                                 WHEN "COMBINED ASSETS"**
                               WHEN "COMBINED ASSETS"**            EXCEED $650 MILLION AND
                             ARE EQUAL TO OR LESS THAN          ARE EQUAL TO OR LESS THAN              WHEN "COMBINED ASSETS"**
                                   $650 MILLION                         $1 BILLION                        EXCEED $1 BILLION
                          -------------------------------  ------------------------------------   -------------------------------
                            FEES ON                            FEES ON                               FEES ON
                         ASSETS EQUAL                        ASSETS EQUAL                          ASSETS EQUAL
                          TO OR LESS         FEES ON          TO OR LESS           FEES ON          TO OR LESS         FEES ON
                             THAN        ASSETS EXCEEDING        THAN          ASSETS EXCEEDING        THAN        ASSETS EXCEEDING
       NAME OF FUND      $500 MILLION      $500 MILLION      $500 MILLION        $500 MILLION      $500 MILLION      $500 MILLION
       ------------      ------------    ----------------    ------------      -----------------   -------------   --------------
U.S. Government Fund
    Sierra Advisors .....    .415%            .315%              .45%                .35%              .50%             .40%
    Sub-advisor** .......    .185%            .185%              .15%                .15%              .10%             .10%
                              ---              ---                ---                 ---               ---              ---
      Total fees paid to
        Sierra Advisors*...  .600%            .500%              .60%                .50%              .60%             .50%
                              ===              ===                ===                 ===               ===              ===

                                                                                                   FEES ON ASSETS
                                                                                                    EQUAL TO OR      FEES ON ASSETS
                                                                                                    LESS THAN          EXCEEDING
                                                                                                    $500 MILLION      $500 MILLION
                                                                                                   -------------     --------------
Corporate Income Fund
    Sierra Advisors .............................................................................       .35%             .25%
    Sub-advisor .................................................................................       .30%             .25%
                                                                                                        ---              ---
        Total fees paid to Sierra Advisors* .....................................................       .65%             .50%
                                                                                                        ===              ===

                                                                                                     FEES ON
                                                                                                 ASSETS EXCEEDING
                                                                                FEES ON ASSETS     $150 MILLION        FEES ON
                                                                                 EQUAL TO OR       AND EQUAL TO         ASSETS
                                                                                  LESS THAN        OR LESS THAN       EXCEEDING
                                NAME OF FUND                                     $150 MILLION      $500 MILLION      $500 MILLION
                                ------------                                    --------------   ----------------    ------------
California Municipal Fund
    Sierra Advisors .........................................................        .45%              .50%              .35%
    Sub-advisor*** ..........................................................        .20%              .15%              .15%
                                                                                     ---               ---               ---
        Total fees paid to Sierra Advisors* .................................        .65%              .65%              .50%
                                                                                     ===               ===               ===

                                                                                                     FEES ON
                                                                                                 ASSETS EXCEEDING
                                                                                FEES ON ASSETS     $75 MILLION         FEES ON
                                                                                 EQUAL TO OR       AND EQUAL TO         ASSETS
                                                                                  LESS THAN        OR LESS THAN       EXCEEDING
                                                                                 $75 MILLION       $500 MILLION      $500 MILLION
                                                                                --------------   ----------------    ------------

Florida Insured Municipal Fund
    Sierra Advisors .........................................................        .40%             .475%             .325%
    Sub-advisor .............................................................        .20%             .125%             .125%
                                                                                     ---               ---               ---
        Total fees paid to Sierra Advisors* .................................        .60%             .600%             .450%
                                                                                     ===               ===               ===
California Insured Intermediate Municipal Fund
    Sierra Advisors .........................................................        .45%             .525%             .375%
    Sub-advisor .............................................................        .20%             .125%             .125%
                                                                                     ---               ---               ---
        Total fees paid to Sierra Advisors* .................................        .65%             .650%             .500%
                                                                                     ===               ===               ===

                                                                                                     FEES ON
                                                                                                 ASSETS EXCEEDING
                                                                                FEES ON ASSETS     $150 MILLION        FEES ON
                                                                                 EQUAL TO OR       AND EQUAL TO         ASSETS
                                                                                  LESS THAN        OR LESS THAN       EXCEEDING
                                                                                 $150 MILLION      $500 MILLION      $500 MILLION
                                                                                --------------   ----------------    ------------
National Municipal Fund
    Sierra Advisors .........................................................        .40%              .45%              .30%
    Sub-advisor*** ..........................................................        .20%              .15%              .15%
                                                                                     ---               ---               ---
        Total fees paid to Sierra Advisors* .................................        .60%              .60%              .45%
                                                                                     ===               ===               ===

                                                                  FEES ON
                                                                   ASSETS          FEES ON           FEES ON
                                                   FEES ON       EXCEEDING     ASSETS EXCEEDING  ASSETS EXCEEDING
                                                    ASSETS      $100 MILLION     $200 MILLION      $400 MILLION        FEES ON
                                                   EQUAL TO     AND EQUAL TO     AND EQUAL TO      AND EQUAL TO         ASSETS
                                                 OR LESS THAN   OR LESS THAN     OR LESS THAN      OR LESS THAN       EXCEEDING
                                                 $100 MILLION   $200 MILLION     $400 MILLION      $500 MILLION      $500 MILLION
                                                 ------------   ------------   ---------------   ----------------    ------------
Growth and Income Fund
    Sierra Advisors ...........................      .35%           .35%             .35%              .35%             .275%
    Sub-advisor ...............................      .45%           .40%             .35%              .30%             .300%
                                                     ---            ---              ---               ---              ----
        Total fees paid to Sierra Advisors*          .80%           .75%             .70%              .65%             .575%
                                                     ===            ===              ===               ===              ====

                                                                                                  FEES ON ASSETS
                                                                                                    EXCEEDING
                                                                                FEES ON ASSETS     $100 MILLION        FEES ON
                                                                                 EQUAL TO OR       AND EQUAL TO         ASSETS
                                                                                  LESS THAN        OR LESS THAN       EXCEEDING
                                                                                 $100 MILLION      $200 MILLION      $200 MILLION
                                                                                --------------    --------------     ------------
Growth Fund
    Sierra Advisors .........................................................        .40%              .40%             .375%
    Sub-advisor .............................................................        .55%              .50%             .500%
                                                                                     ---               ---              ----
        Total fees paid to Sierra Advisors* .................................        .95%              .90%             .875%
                                                                                     ===               ===              ====

                                                                                                  FEES ON ASSETS
                                                                                                    EXCEEDING
                                                                                FEES ON ASSETS     $100 MILLION        FEES ON
                                                                                 EQUAL TO OR       AND EQUAL TO         ASSETS
                                                                                  LESS THAN        OR LESS THAN       EXCEEDING
                                NAME OF FUND                                     $100 MILLION      $500 MILLION      $500 MILLION
                                ------------                                    --------------    --------------     ------------
Emerging Growth Fund
    Sierra Advisors .........................................................        .35%              .35%              .25%
    Sub-advisor .............................................................        .55%              .50%              .50%
                                                                                     ---               ---               ---
        Total fees paid to Sierra Advisors* .................................        .90%              .85%              .75%
                                                                                     ===               ===               ===

                                                                                                     FEES ON
                                                                                                 ASSETS EXCEEDING
                                                                                FEES ON ASSETS     $50 MILLION         FEES ON
                                                                                 EQUAL TO OR       AND EQUAL TO         ASSETS
                                                                                  LESS THAN        OR LESS THAN       EXCEEDING
                                                                                 $50 MILLION       $125 MILLION      $125 MILLION
                                                                                --------------   ----------------    ------------
International Growth Fund
    Sierra Advisors .........................................................        .45%              .35%              .15%
    Sub-advisor .............................................................        .50%              .50%              .50%
                                                                                     ---               ---               ---
        Total fees paid to Sierra Advisors* .................................        .95%              .85%              .65%
                                                                                     ===               ===               ===

                                                                                                  FEES ON ASSETS       FEES ON
                                                                                                   EQUAL TO OR          ASSETS
                                                                                                    LESS THAN         EXCEEDING
                                                                                                   $500 MILLION      $500 MILLION
                                                                                                  --------------     ------------
Target Maturity 2002 Fund
    Sierra Advisors ...........................................................................        .20%              .15%
    Sub-advisor ...............................................................................        .05%++            .05%
                                                                                                       ---               ---
        Total fees paid to Sierra Advisors* ...................................................        .25%              .20%
                                                                                                       ===               ===
--------------

*    Sierra Advisors retains only the net amount of the fees after sub- advisory fees have been paid.
 **   The monthly fee paid to BlackRock is based upon the combined average daily net assets of the U.S. Government Fund and The
     Sierra Variable Trust's U.S. Government Fund (together, the "Combined Assets").
***  Pursuant to the investment sub-advisory agreements with respect to each of the California Municipal and National Municipal
     Funds, when the combined average daily net assets of the California Municipal and National Municipal Funds (together, the
     "Combined Assets") exceed $750 million, the Sub-advisor will be paid a fee with respect to each Fund in proportion to each
     Fund's average net assets at an annual rate as follows: .15% of the Combined Assets up to $1 billion; plus .125% of the
     Combined Assets over $1 billion.
 +  The Sub-advisor receives a minimum annual fee of $137,500.
++  The Sub-advisor receives a minimum annual fee of $25,000.

Sierra Advisors has contractually agreed to limit the annual management fees that are payable under the investment advisory agreements with the Funds to the percentages as set forth below.

                NAME OF FUND
                ------------
      U.S. Government Fund ....................................    .55%
      California Municipal Fund ...............................    .55%
      Florida Insured Municipal Fund ..........................    .55%
      California Insured Intermediate Municipal Fund ..........    .55%
      National Municipal Fund .................................    .55%

Fees voluntarily waived and expenses absorbed by Sierra Advisors for the year ended December 31, 1997 are as follows:

                      NAME OF FUND                                             FEES WAIVED      EXPENSES ABSORBED
                      ------------                                             -----------      -----------------
Short Term High Quality Bond Fund ........................................      $ 42,211            $ 12,637
Short Term Global Government Fund ........................................       146,718               2,453
U.S. Government Fund .....................................................       976,325             144,377
Corporate Income Fund ....................................................       319,695               --
California Municipal Fund ................................................       405,826               --
Florida Insured Municipal Fund ...........................................        67,643               --
California Insured Intermediate Municipal Fund ...........................       123,764               --
National Municipal Fund ..................................................       134,558               --
Target Maturity 2002 Fund ................................................         3,375              25,075

Sierra Administration, an indirect wholly-owned subsidiary of Washington Mutual, serves as administrator to each Fund. First Data Investor Services Group, Inc., a wholly-owned subsidiary of First Data Corporation, serves as sub-administrator and transfer agent to each Fund. For its services as administrator to each Fund, Sierra Administration is entitled to a monthly fee at an annual rate of .35% of each Fund's average daily net assets. Out of its fee, Sierra Administration pays First Data Investor Services Group, Inc. for its services as sub-administrator and transfer agent. First Data Investor Services Group, Inc., as sub-administrator, is paid a gross annual fee of $1.71 million on the first $1.6 billion of aggregate average daily net assets of the Trust, plus fees at the annual rate of .0452% on the next $1.3 billion aggregate average daily net assets of the Trust, .0429% on the next $1.7 billion aggregate average daily net assets of the Trust and .0362% on the next $3.1 billion aggregate average daily net assets of the Trust. The Trust pays First Data Investor Services Group, Inc. certain out-of-pocket expenses as transfer agent.

The Trust also pays Boston Safe Deposit and Trust Company ("Boston Safe"), the Trust's custodian, certain custodial transaction charges. Boston Safe is a wholly-owned subsidiary of Mellon Bank Corporation.

Custodian fees for certain Funds have been reduced by credits allowed by Boston Safe for the six months ended December 31, 1997 as follows:

                                                       CREDITS ALLOWED
                  NAME OF FUND                         BY THE CUSTODIAN
                  ------------                         ----------------
      Short Term Global Government Fund ......................    578
      U.S. Government Fund ...................................    486
      Corporate Income Fund ..................................  2,019
      California Municipal Fund ..............................  4,843
      Florida Insured Municipal Fund .........................    139
      California Insured Intermediate Municipal Fund .........    407
      National Municipal Fund ................................ 10,209
      Growth and Income Fund .................................    270
      Growth Fund ............................................  6,122
      Emerging Growth Fund ...................................  4,349
      International Growth Fund ..............................    455
      Target Maturity 2002 Fund ..............................     16

For the six months ended December 31, 1997, Great Western Financial Securities Corporation ("GW Securities") and Sierra Investment Services Corporation ("Sierra Services"), both indirect wholly-owned subsidiaries of Washington Mutual, have informed the Funds that they received $383,480 and $67,329, respectively, representing commissions (front-end sales charges). In addition, for the six months ended December 31, 1997, Sierra Services and Funds Distributor Inc. informed the Funds that they received $572,823 from CDSC fees.

4.  TRUSTEES' FEES

No director, officer or employee of Washington Mutual or its subsidiaries, the Sub-advisors or First Data Investor Services Group, Inc., or any of their affiliates receives any compensation from the Trust for serving as an officer or Trustee of the Trust. The Trust pays each Trustee who is not a director, officer or employee of Washington Mutual or its subsidiaries, the Sub-advisors or First Data Investor Services Group, Inc., or any of their affiliates, $7,500 per annum plus $1,500 per board meeting attended, $1,000 per audit and/ or nominating committee meeting attended and reimbursement for travel and out-of-pocket expenses. Since December 1996, the Lead Trustee has been receiving one and a half times the normal Trustee's compensation. The Chairman of the Audit Committee receives $1,500 per audit committee meeting attended.

For the six months ended December 31, 1997, Sierra Advisors reimbursed the Funds for Trustees' fees paid in connection with all special meetings held with regard to the contemplation of the sale of Sierra Capital Management Corporation,as well as, to the proposed merger between GWFC and Washington Mutual, Inc. ("Washington Mutual").

Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Trust's eligible Trustees may participate in a deferred compensation plan (the "Plan") which may be terminated at any time. Under the Plan, Trustees may elect to defer receipt of all or a portion of their fees which, in accordance with the Plan, are invested in mutual fund shares. Upon termination of the Plan, Trustees that have deferred accounts under the Plan will be paid benefits no later than the time the payments would otherwise have been made without regard to such termination. All benefits provided under these plans are funded and any payments to plan participants are paid solely out of the Trust's assets.

5.  DISTRIBUTION PLANS

Sierra Services serves as distributor for Class A Shares, Class B Shares and Class S Shares of the Funds.

The Trust has adopted a Distribution Plan (the "Class A Plan"), as amended, pursuant to Rule 12b-1 under the 1940 Act. Under the Class A Plan, Sierra Services is paid an annual distribution fee of up to .25% of the average daily net assets of the Class A Shares of each Fund for activities primarily intended to result in the sale of Fund shares. (The Class A Plan applies to all Class A Shares of the Funds and all shares of the Funds that were outstanding at the time of commencement of the offering of Class B Shares or Class S Shares, which outstanding shares are treated for all purposes as Class A Shares.) For the Funds which offer Class B Shares and Class S Shares, the Trust has also adopted a Rule 12b-1 distribution plan for each of the Class B Shares (the "Class B Plan") and Class S Shares (the "Class S Plan") of the Funds. Under the Class B Plan and the Class S Plan, Sierra Services is paid an annual distribution fee of up to .75% of the average daily net assets of the Class B Shares and Class S Shares of a Fund for activities primarily intended to result in the sale of Class B Shares and Class S Shares of the Fund, respectively. In addition, under the Class B Plan and the Class S Plan, Class B Shares and Class S Shares are also subject to a service fee at an annual rate of .25% of the average daily net assets of the Class B Shares and Class S Shares of the Fund, respectively. The service fee is paid by the Fund to Sierra Services, which in turn, pays a portion of the service fee to broker/ dealers, including GW Securities, that sell Class B Shares and Class S Shares and provide services, such as, accepting telephone inquiries and transaction requests and processing correspondences, new account applications and subsequent purchases by check, for the shareholders. Under their terms each of the Class A Plan, Class B Plan and Class S Plan shall remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of those Trustees who are not "interested persons" of the Trust, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of such distribution plans, or any agreements related to such plans, respectively. Class I Shares are not subject to a Rule 12b-1 distribution plan.

For the six months ended December 31, 1997, the Funds incurred the following fees pursuant to the respective distribution plans described above:

                                        CLASS A                CLASS B                       CLASS S
                                     --------------  ----------------------------  ----------------------------
                                      DISTRIBUTION   DISTRIBUTION      SERVICE     DISTRIBUTION      SERVICE
       NAME OF FUND                       FEE             FEE            FEE            FEE            FEE
       ------------                   ------------   ------------      -------     ------------      --------
Short Term High Quality Bond Fund .     $ 13,794       $ 10,501        $ 3,500       $  1,772        $   591
Short Term Global Government Fund .       50,594          8,636          2,879          2,366            788
U.S. Government Fund ..............      302,400         73,589         24,530         32,672         10,891
Corporate Income Fund .............      231,085         77,747         25,916          7,531          2,510
California Municipal Fund .........      398,130        100,052         33,350             28              9
Florida Insured Municipal Fund ....       27,040         19,300          6,433             75             25
California Insured Intermediate
  Municipal Fund ..................       53,898         80,730         26,910              7              2
National Municipal Fund ...........      217,318         22,750          7,584              5              2
Growth and Income Fund ............      221,774        158,021         52,673         51,921         17,307
Growth Fund .......................      137,822        116,268         38,756         53,519         17,839
Emerging Growth Fund ..............      205,212        111,039         37,013         29,460          9,820
International Growth Fund .........       63,116         17,837          5,946         38,774         12,924
Target Maturity 2002 Fund .........        3,375             --             --             --             --

6. PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the six months ended December 31, 1997 were as follows:

                      NAME OF FUND                                             PURCHASES              SALES
                      -----------                                              ---------              -----
Short Term High Quality Bond Fund ...................................         $  1,350,621         $  4,897,011
Short Term Global Government Fund ...................................           15,429,527           22,198,792
Corporate Income Fund ...............................................                   --           35,346,933
California Municipal Fund ...........................................           96,794,831          100,513,049
Florida Insured Municipal Fund ......................................              681,585            4,690,354
California Insured Intermediate Municipal Fund ......................            3,126,750            4,398,656
National Municipal Fund .............................................           37,567,591           59,817,939
Growth and Income Fund ..............................................          229,172,010          232,298,121
Growth Fund .........................................................          222,363,774          202,568,214
Emerging Growth Fund ................................................          122,892,857          170,745,665
International Growth Fund ...........................................           57,977,535           78,854,106

The aggregate cost of purchases and proceeds from sales of U.S. Government securities, excluding short-term investments, for the six months ended December 31, 1997 were as follows:

                      NAME OF FUND                                            PURCHASES              SALES
                      ------------                                            ---------              -----
Short Term High Quality Bond Fund ...................................         $  1,727,288         $  4,689,798
Short Term Global Government Fund ...................................            2,450,814              198,768
U.S. Government Fund ................................................          262,226,172          420,770,050
Corporate Income Fund ...............................................            7,124,219            7,218,417
Target Maturity 2002 Fund ...........................................                --                 291,186

At December 31, 1997, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were as follows:

                                                                            TAX BASIS            TAX BASIS
                                                                           UNREALIZED           UNREALIZED
                      NAME OF FUND                                        APPRECIATION         DEPRECIATION
                      ------------                                        ------------         ------------
Short Term High Quality Bond Fund ...................................      $   214,979          $    10,385
Short Term Global Government Fund ...................................          206,293            1,676,097
U.S. Government Fund ................................................        8,611,982              282,029
Corporate Income Fund ...............................................       19,281,369              201,683
California Municipal Fund ...........................................       29,190,195               16,408
Florida Insured Municipal Fund ......................................        2,238,192              --
California Insured Intermediate Municipal Fund ......................        4,399,963              --
National Municipal Fund .............................................       17,845,989              --
Growth and Income Fund ..............................................       48,786,604            8,420,249
Growth Fund .........................................................       37,306,853            9,402,865
Emerging Growth Fund ................................................       73,663,271            2,376,280
International Growth Fund ...........................................       13,662,895           10,424,288
Target Maturity 2002 Fund ...........................................           82,599              --

Option activity for the Short Term Global Government Fund for the six months ended December 31, 1997 was as follows:

WRITTEN OPTIONS ON FOREIGN CURRENCY:                                 PREMIUMS
-----------------------------------                                  --------
Options outstanding at June 30, 1997 .............................  $ 126,371
Options written ..................................................    200,940
Options expired ..................................................    (68,915)
Options exercised ................................................    (70,325)
Options closed ...................................................   (149,036)
                                                                     --------
Options outstanding at December 31, 1997 .........................  $  39,035
                                                                    =========

Information regarding dollar roll transactions by the U.S. Government and Corporate Income Funds is as follows:

                                                                      U.S. GOVERNMENT          CORPORATE
DOLLAR ROLL TRANSACTIONS:                                                  FUND               INCOME FUND
------------------------                                              ---------------         -----------
Maximum amount outstanding during the period .....................     $113,371,817           $28,984,375
Average amount outstanding during the period* ....................     $ 91,123,161           $28,861,399
Average monthly shares outstanding during the period .............       36,249,592            20,119,371
Average debt per share outstanding during the period .............            $2.51                 $1.43
--------------

* The average amount outstanding during the year was calculated by adding the borrowings at the end of each day and dividing the sum by the number of days in the six months ended December 31, 1997.

Fee income earned for the six months ended December 31, 1997 by the U.S. Government and Corporate Income Funds for dollar roll transactions aggregated $881,760 and $278,370, respectively.

Information regarding reverse repurchase agreement transactions by the U.S. Government Fund is as follows:

      REVERSE REPURCHASE AGREEMENTS:
      -----------------------------
Maximum amount outstanding during the period ..........             $94,457,163
Average amount outstanding during the period* .........             $11,572,139
Average monthly shares outstanding during the period ..              36,249,592
Average debt per share outstanding during the period ..                   $0.32
--------------
* The average amount outstanding during the year was calculated by summing borrowings at the end of each day and dividing the sum by the number of days in the six months ended December 31, 1997.

Interest rates ranged from 4.150% to 6.300% during the year. Interest paid for the six months ended December 31, 1997, on borrowings by the Fund under reverse repurchase agreements, aggregated $190,850.

7.  SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest, each without par value.

As of December 31, 1997, Chase Manhattan Bank, as Trustee for Great Western Employee Savings Plan - Aggressive Fund, owned the following Class A Shares:

                                            NUMBER OF           PERCENTAGE OF
    NAME OF FUND                           FUND SHARES        TOTAL FUND SHARES
    ------------                           -----------        -----------------
Emerging Growth Fund .................      1,385,808              15.88%

As of December 31, 1997, Sierra Administration owned greater than five percent of the following Funds:

                                                                        NUMBER OF                      PERCENTAGE OF
                                                                       FUND SHARES                   TOTAL FUND SHARES
                                                                    ----------------                 ----------------
      NAME OF FUND                                              CLASS S         CLASS I          CLASS S         CLASS I
      ------------                                              -------         -------          -------         -------
California Municipal Fund .................................       156             102              24.00%        100.00%
Florida Insured Municipal Fund ............................       164             111             100.00         100.00
California Insured Intermediate Municipal Fund ............       159             103             100.00         100.00
National Municipal Fund ...................................       123             100             100.00         100.00

8.  ORGANIZATION COSTS

Expenses incurred in connection with the organization of the Funds, including the fees and expenses of registering and qualifying its shares for distribution under Federal and state securities regulations, are being amortized on a straight-line basis over a period of five years from commencement of operations of each Fund, respectively. In the event any of the initial shares of a Fund are redeemed by any holder thereof during the amortization period, the proceeds of such redemptions will be reduced by an amount equal to the pro-rata portion of unamortized deferred organizational expenses in the same proportion as the number of shares being redeemed bears to the number of initial shares of such Fund outstanding at the time of such redemption.

9.  CAPITAL LOSS CARRYFORWARDS

At December 31, 1997, the following Funds had available for federal income tax purposes unused capital losses as follows:

                                                   EXPIRING IN        EXPIRING IN        EXPIRING IN
                 NAME OF FUND                         2003               2004               2005
                 ------------                      -----------        -----------        -----------
Short Term High Quality Bond Fund ............     $   206,653        $   672,111        $  761,531
Short Term Global Government Fund ............         --               2,060,710            --
U.S. Government Fund .........................      37,871,949         33,050,799         2,577,403
Corporate Income Fund ........................      22,615,168          9,952,150           147,949
California Municipal Fund ....................       3,724,260          4,501,967            --
Florida Insured Municipal Fund ...............       1,256,413          1,462,695            --
National Municipal Fund ......................         --               7,865,048            --
Emerging Growth Fund .........................         --                 --              3,871,227

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.

For the fiscal year ended June 30, 1997, the following Funds have elected to defer losses occurring between November 1, 1996 and June 30, 1997 under these rules, as follows:

                                                     CAPITAL           CURRENCY
                                                     LOSSES             LOSSES
    NAME OF FUND                                    DEFERRED           DEFERRED
    ------------                                    --------           --------
Emerging Growth Fund .........................     $2,344,295          $616,740

Such deferred losses will be treated as arising on the first day of the fiscal year ending June 30, 1998.

10.  GEOGRAPHIC AND INDUSTRY CONCENTRATION

There are certain risks arising from the California Municipal and California Insured Intermediate Municipal Funds' concentration in California municipal securities. Certain California constitutional amendments, legislative measures, executive orders, administrative regulations, court decisions and voter initiatives could result in certain adverse consequences including impairing the ability of certain issuers of California municipal securities to pay principal and interest on their obligations.

The Florida Insured Municipal Fund primarily invests in debt obligations issued by the State of Florida and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Florida Insured Municipal Fund is more susceptible to factors adversely affecting issuers of Florida municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent. Uncertain economic conditions may affect the ability of Florida municipal securities issuers to meet their financial obligations.

The Short Term Global Government, Corporate Income, Growth, Emerging Growth and International Growth Funds invest in securities of foreign companies and foreign governments. There are certain risks involved in investing in foreign securities that are in addition to the usual risks inherent in domestic investments. These risks include those resulting from future adverse political and economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions.

11.  LINE OF CREDIT

The Trust, on behalf of the Bond Funds, the Municipal Funds and the Equity Funds, participates in a $40 million line of credit provided by Deutsche Bank AG, New York Branch (the "Bank") under a Credit Agreement (the "Agreement") dated May 22, 1996, primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Under the Agreement, each Fund as a separate and distinct borrower may borrow up to its designated base commitment allocation specified in the Agreement, plus its pro rata portion of any unused base commitment allocation of the other borrowers under the Agreement. Interest is payable at one of the following rates depending on the type of loan designated by the borrower: (i) the higher of 0.50% in excess of the Federal Funds Rate and the prime lending rate announced by the Bank; (ii) the New York Interbank Offered Rate (NIBOR) plus 0.35% on an annualized basis; or (iii) the London Interbank Offered Rate (LIBOR) plus 0.35% on an annualized basis. The Funds are charged an aggregate commitment fee computed at a rate equal to 0.05% on an annual basis of the daily average unutilized credit balance. The Agreement requires, among other provisions, that the aggregate outstanding principal amount of the loans made to each borrower under the Agreement shall not exceed the lesser of (i) 33 1/3% of the value of the total assets of the borrower less all liabilities and indebtedness not represented by senior securities; and (ii) any borrower limitations described for such borrowers in the Trust's prospectus. This Agreement expired on May 21,1997. For the period from July 1, 1996 through May 21, 1997, no Fund borrowed under the Agreement. On July 30, 1997, a first amendment was signed extending the Agreement to October 28, 1997.

12.  SUBSEQUENT EVENT

Effective January 17, 1998, Scudder resigned as Sub-advisor to the Short Term High Quality Bond and Short Term Global Government Funds. Until a Sub-advisor is selected and approved, the Advisor has made arrangements to have the Funds Sub-advised by Composite Research & Management, an affiliate of Washington Mutual.

On January 30, 1998, the Short Term High Quality Bond Fund acquired the assets and liabilities of the Short Term Global Government Fund pursuant to an Agreement and Plan of Reorganization approved by the Short Term Global Government Fund's shareholders at a shareholder meeting held on January 9, 1998. As of December 31, 1997, the net assets of the Short Term Global Government Fund were $39.7 million. The business combination was treated as a taxable event.